UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments

Vanguard Short-Term Bond Index Fund

Schedule of Investments
As of September 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.9%)
U.S. Government Securities (58.1%)
United States Treasury Note/Bond	1.750%	8/15/12	11,305	11,459
United States Treasury Note/Bond	4.375%	8/15/12	2,775	2,876
United States Treasury Note/Bond	0.375%	8/31/12	7,895	7,909
United States Treasury Note/Bond	4.125%	8/31/12	18,505	19,167
United States Treasury Note/Bond	0.375%	9/30/12	6	6
United States Treasury Note/Bond	3.875%	10/31/12	5,980	6,216
United States Treasury Note/Bond	1.375%	11/15/12	114,257	115,757
United States Treasury Note/Bond	4.000%	11/15/12	117,405	122,358
United States Treasury Note/Bond	0.500%	11/30/12	342,390	343,619
United States Treasury Note/Bond	3.375%	11/30/12	26,390	27,355
United States Treasury Note/Bond	1.125%	12/15/12	215,100	217,453
United States Treasury Note/Bond	0.625%	12/31/12	168,465	169,334
United States Treasury Note/Bond	3.625%	12/31/12	4,126	4,300
United States Treasury Note/Bond	1.375%	1/15/13	358,220	363,425
United States Treasury Note/Bond	0.625%	1/31/13	161,125	162,006
United States Treasury Note/Bond	2.875%	1/31/13	31,255	32,344
United States Treasury Note/Bond	1.375%	2/15/13	212,078	215,325
United States Treasury Note/Bond	3.875%	2/15/13	38,245	40,134
United States Treasury Note/Bond	0.625%	2/28/13	269,400	270,917
United States Treasury Note/Bond	2.750%	2/28/13	101,314	104,860
United States Treasury Note/Bond	1.375%	3/15/13	154,148	156,678
United States Treasury Note/Bond	0.750%	3/31/13	254,693	256,682
United States Treasury Note/Bond	2.500%	3/31/13	32,000	33,065
United States Treasury Note/Bond	1.750%	4/15/13	177,045	181,057
United States Treasury Note/Bond	0.625%	4/30/13	394,100	396,441
United States Treasury Note/Bond	1.375%	5/15/13	70,225	71,476
United States Treasury Note/Bond	3.625%	5/15/13	237,100	249,918
United States Treasury Note/Bond	0.500%	5/31/13	232,625	233,644
United States Treasury Note/Bond	3.500%	5/31/13	69,560	73,277
United States Treasury Note/Bond	1.125%	6/15/13	193,978	196,767
United States Treasury Note/Bond	0.375%	6/30/13	201,670	202,112
United States Treasury Note/Bond	3.375%	6/30/13	375	395
United States Treasury Note/Bond	0.375%	7/31/13	466,885	467,907
United States Treasury Note/Bond	3.375%	7/31/13	9,200	9,720
United States Treasury Note/Bond	4.250%	8/15/13	57,525	61,767
United States Treasury Note/Bond	0.125%	8/31/13	222,635	222,078
United States Treasury Note/Bond	3.125%	8/31/13	68,460	72,161
United States Treasury Note/Bond	0.125%	9/30/13	21,700	21,646
United States Treasury Note/Bond	3.125%	9/30/13	127,345	134,528
United States Treasury Note/Bond	2.750%	10/31/13	102,705	107,872
United States Treasury Note/Bond	0.500%	11/15/13	24,902	24,999
United States Treasury Note/Bond	4.250%	11/15/13	28,153	30,489
United States Treasury Note/Bond	2.000%	11/30/13	70,240	72,775
United States Treasury Note/Bond	0.750%	12/15/13	2,415	2,438
United States Treasury Note/Bond	1.500%	12/31/13	25,865	26,552
United States Treasury Note/Bond	1.750%	1/31/14	37,340	38,559
United States Treasury Note/Bond	1.250%	2/15/14	8,870	9,058
United States Treasury Note/Bond	4.000%	2/15/14	2,805	3,046
United States Treasury Note/Bond	1.875%	2/28/14	254,740	263,934

United States Treasury Note/Bond	1.250%	3/15/14	54,195	55,372
United States Treasury Note/Bond	1.750%	3/31/14	262,345	271,322
United States Treasury Note/Bond	1.250%	4/15/14	42,160	43,089
United States Treasury Note/Bond	1.875%	4/30/14	233,705	242,651
United States Treasury Note/Bond	1.000%	5/15/14	40,760	41,403
United States Treasury Note/Bond	2.250%	5/31/14	229,665	240,932
United States Treasury Note/Bond	0.750%	6/15/14	134,035	135,375
United States Treasury Note/Bond	2.625%	6/30/14	348,375	369,549
United States Treasury Note/Bond	0.625%	7/15/14	142,115	143,026
United States Treasury Note/Bond	2.625%	7/31/14	387,645	411,753
United States Treasury Note/Bond	0.500%	8/15/14	109,175	109,499
United States Treasury Note/Bond	2.375%	8/31/14	84,011	88,763
United States Treasury Note/Bond	0.250%	9/15/14	222,500	221,492
United States Treasury Note/Bond	2.375%	9/30/14	107,555	113,773
United States Treasury Note/Bond	2.375%	10/31/14	355,785	376,744
United States Treasury Note/Bond	2.125%	11/30/14	229,550	241,459
United States Treasury Note/Bond	2.625%	12/31/14	48,675	52,014
United States Treasury Note/Bond	2.250%	1/31/15	3,980	4,209
United States Treasury Note/Bond	11.250%	2/15/15	47,092	63,964
United States Treasury Note/Bond	2.375%	2/28/15	210,482	223,572
United States Treasury Note/Bond	2.500%	3/31/15	393,068	419,785
United States Treasury Note/Bond	2.500%	4/30/15	94,417	100,893
United States Treasury Note/Bond	4.125%	5/15/15	31,800	35,835
United States Treasury Note/Bond	2.125%	5/31/15	80,975	85,480
United States Treasury Note/Bond	1.875%	6/30/15	215,453	225,519
United States Treasury Note/Bond	1.750%	7/31/15	164,460	171,476
United States Treasury Note/Bond	4.250%	8/15/15	23,075	26,237
United States Treasury Note/Bond	1.250%	8/31/15	102,898	105,342
United States Treasury Note/Bond	1.250%	9/30/15	107,454	109,889
United States Treasury Note/Bond	1.250%	10/31/15	249,925	255,353
United States Treasury Note/Bond	1.375%	11/30/15	233,650	239,856
United States Treasury Note/Bond	2.125%	12/31/15	246,400	260,684
United States Treasury Note/Bond	2.000%	1/31/16	45,350	47,710
United States Treasury Note/Bond	4.500%	2/15/16	63,058	73,118
United States Treasury Note/Bond	2.125%	2/29/16	173,480	183,537
United States Treasury Note/Bond	2.250%	3/31/16	10,425	11,090
United States Treasury Note/Bond	2.375%	3/31/16	229,707	245,499
United States Treasury Note/Bond	2.000%	4/30/16	212,140	223,277
United States Treasury Note/Bond	2.625%	4/30/16	24,640	26,619
United States Treasury Note/Bond	1.750%	5/31/16	370,725	385,788
United States Treasury Note/Bond	1.500%	6/30/16	206,495	212,368
United States Treasury Note/Bond	1.500%	7/31/16	150,200	154,355
United States Treasury Note/Bond	1.000%	8/31/16	168,120	168,646
United States Treasury Note/Bond	3.000%	8/31/16	39,125	43,031
United States Treasury Note/Bond	1.000%	9/30/16	367,500	368,360
				13,487,569
Agency Bonds and Notes (11.8%)
1 Ally Financial Inc.	1.750%	10/30/12	7,300	7,414
1 Ally Financial Inc.	2.200%	12/19/12	21,735	22,212
1 Citibank NA	1.750%	12/28/12	13,700	13,933
1 Citigroup Funding Inc.	1.875%	10/22/12	8,912	9,060
1 Citigroup Funding Inc.	2.250%	12/10/12	3,000	3,067
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	3,345	3,387
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,925	2,004
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	2,250	2,297
2 Federal Farm Credit Bank	4.500%	10/17/12	24,200	25,265
2 Federal Farm Credit Bank	1.875%	12/7/12	6,200	6,311

2 Federal Farm Credit Bank	1.750%	2/21/13	5,700	5,809
2 Federal Farm Credit Bank	1.375%	6/25/13	10,000	10,173
2 Federal Farm Credit Bank	3.875%	10/7/13	17,500	18,691
2 Federal Farm Credit Bank	1.125%	2/27/14	5,250	5,318
2 Federal Farm Credit Bank	2.625%	4/17/14	5,500	5,780
2 Federal Farm Credit Bank	3.000%	9/22/14	3,500	3,737
2 Federal Farm Credit Bank	1.625%	11/19/14	5,200	5,341
2 Federal Farm Credit Bank	1.500%	11/16/15	4,500	4,590
2 Federal Farm Credit Bank	4.875%	12/16/15	12,450	14,418
2 Federal Farm Credit Bank	5.125%	8/25/16	13,700	16,176
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	4,325	4,873
2 Federal Home Loan Banks	4.500%	11/15/12	30,000	31,402
2 Federal Home Loan Banks	1.625%	11/21/12	50,000	50,746
2 Federal Home Loan Banks	1.750%	12/14/12	10,600	10,778
2 Federal Home Loan Banks	1.500%	1/16/13	43,120	43,761
2 Federal Home Loan Banks	1.625%	3/20/13	21,375	21,766
2 Federal Home Loan Banks	1.000%	3/27/13	39,525	39,898
2 Federal Home Loan Banks	1.875%	6/21/13	77,305	79,239
2 Federal Home Loan Banks	5.125%	8/14/13	17,935	19,507
2 Federal Home Loan Banks	0.500%	8/28/13	40,000	40,060
2 Federal Home Loan Banks	4.000%	9/6/13	21,850	23,343
2 Federal Home Loan Banks	5.250%	9/13/13	5,425	5,927
2 Federal Home Loan Banks	4.500%	9/16/13	1,450	1,565
2 Federal Home Loan Banks	3.625%	10/18/13	30,600	32,572
2 Federal Home Loan Banks	4.875%	11/27/13	2,950	3,228
2 Federal Home Loan Banks	3.125%	12/13/13	17,875	18,889
2 Federal Home Loan Banks	0.875%	12/27/13	49,400	49,832
2 Federal Home Loan Banks	1.375%	5/28/14	67,325	68,741
2 Federal Home Loan Banks	2.500%	6/13/14	9,675	10,154
2 Federal Home Loan Banks	5.500%	8/13/14	18,900	21,520
2 Federal Home Loan Banks	0.875%	12/12/14	9,600	9,642
2 Federal Home Loan Banks	2.750%	12/12/14	57,650	61,327
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	36,300	37,980
2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	14,000	14,011
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	53,925	54,118
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	62,000	62,302
2 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	10,000	10,059
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	16,000	16,311
2 Federal Home Loan Mortgage Corp.	3.500%	5/29/13	40,000	42,057
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	113,435	121,689
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,075	15,101
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	8,600	8,680
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	22,200	22,161
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	52,505	54,862
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	15,000	16,360
2 Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	9,924
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	20,000	20,392
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	19,927
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	9,500	10,653
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	41,950	44,767
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	17,000	17,178
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	30,900	31,215
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	8,150	8,111
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	84,950	90,839
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	17,650	18,191
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	19,508
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	14,325	15,190

2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	25,000	29,975
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	41,950	43,456
2 Federal National Mortgage Assn.	4.750%	11/19/12	15,000	15,750
2 Federal National Mortgage Assn.	0.375%	12/28/12	16,090	16,098
2 Federal National Mortgage Assn.	3.625%	2/12/13	39,825	41,585
2 Federal National Mortgage Assn.	4.750%	2/21/13	14,925	15,824
2 Federal National Mortgage Assn.	0.750%	2/26/13	18,050	18,150
2 Federal National Mortgage Assn.	4.375%	3/15/13	41,500	43,895
2 Federal National Mortgage Assn.	4.625%	5/1/13	10,550	11,212
2 Federal National Mortgage Assn.	1.750%	5/7/13	41,485	42,387
2 Federal National Mortgage Assn.	0.500%	8/9/13	62,400	62,491
2 Federal National Mortgage Assn.	1.250%	8/20/13	48,000	48,744
2 Federal National Mortgage Assn.	1.000%	9/23/13	50,000	50,558
2 Federal National Mortgage Assn.	4.625%	10/15/13	9,850	10,679
2 Federal National Mortgage Assn.	0.750%	12/18/13	77,170	77,625
2 Federal National Mortgage Assn.	5.125%	1/2/14	9,550	10,452
2 Federal National Mortgage Assn.	2.750%	2/5/14	4,900	5,155
2 Federal National Mortgage Assn.	1.250%	2/27/14	20,300	20,638
2 Federal National Mortgage Assn.	2.750%	3/13/14	90,585	95,370
2 Federal National Mortgage Assn.	4.125%	4/15/14	13,450	14,646
2 Federal National Mortgage Assn.	2.500%	5/15/14	33,635	35,297
2 Federal National Mortgage Assn.	1.125%	6/27/14	8,300	8,415
2 Federal National Mortgage Assn.	3.000%	9/16/14	45,075	48,162
2 Federal National Mortgage Assn.	4.625%	10/15/14	18,225	20,383
2 Federal National Mortgage Assn.	0.625%	10/30/14	25,000	24,970
2 Federal National Mortgage Assn.	2.625%	11/20/14	15,125	16,023
2 Federal National Mortgage Assn.	5.000%	4/15/15	25,000	28,646
2 Federal National Mortgage Assn.	2.375%	7/28/15	65,900	69,529
2 Federal National Mortgage Assn.	4.375%	10/15/15	8,060	9,139
2 Federal National Mortgage Assn.	1.625%	10/26/15	15,200	15,582
2 Federal National Mortgage Assn.	5.000%	3/15/16	52,800	61,689
2 Federal National Mortgage Assn.	2.375%	4/11/16	29,000	30,585
2 Federal National Mortgage Assn.	5.250%	9/15/16	10,100	12,027
2 Federal National Mortgage Assn.	1.250%	9/28/16	11,675	11,663
1 General Electric Capital Corp.	2.125%	12/21/12	3,200	3,269
1 General Electric Capital Corp.	2.625%	12/28/12	28,500	29,298
1 JPMorgan Chase & Co.	2.125%	12/26/12	6,250	6,385
Private Export Funding Corp.	3.050%	10/15/14	900	959
3 US Central Federal Credit Union	1.900%	10/19/12	6,375	6,483
3 Western Corporate Federal Credit Union	1.750%	11/2/12	3,100	3,148
				2,731,681
Total U.S. Government and Agency Obligations (Cost $15,830,571)				16,219,250
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
4 BA Covered Bond Issuer	5.500%	6/14/12	6,800	6,983
4 Cie de Financement Foncier	2.125%	4/22/13	3,600	3,584
4 Royal Bank of Canada	3.125%	4/14/15	5,750	6,103
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,150)				16,670
Corporate Bonds (21.8%)
Finance (9.7%)
Banking (7.0%)
Abbey National Treasury Services plc	2.875%	4/25/14	3,075	2,892
Abbey National Treasury Services plc	4.000%	4/27/16	8,725	7,977
American Express Bank FSB	5.550%	10/17/12	13,150	13,674
American Express Bank FSB	5.500%	4/16/13	2,000	2,105
American Express Centurion Bank	5.550%	10/17/12	550	573
5 American Express Co.	6.800%	9/1/66	1,925	1,853

American Express Credit Corp.	5.875%	5/2/13	7,750	8,222
American Express Credit Corp.	7.300%	8/20/13	8,675	9,494
American Express Credit Corp.	5.125%	8/25/14	17,000	18,401
American Express Credit Corp.	2.750%	9/15/15	4,175	4,185
American Express Credit Corp.	2.800%	9/19/16	9,450	9,413
Banco Bradesco SA	8.750%	10/24/13	1,500	1,687
Banco Santander Chile	2.875%	11/13/12	850	849
4 BanColombia SA	4.250%	1/12/16	2,600	2,536
Bank of America Corp.	5.375%	9/11/12	6,175	6,176
Bank of America Corp.	4.875%	1/15/13	5,400	5,326
Bank of America Corp.	4.900%	5/1/13	13,600	13,477
Bank of America Corp.	7.375%	5/15/14	13,230	13,645
Bank of America Corp.	5.375%	6/15/14	2,525	2,474
Bank of America Corp.	5.125%	11/15/14	6,050	5,975
Bank of America Corp.	4.500%	4/1/15	15,900	15,047
Bank of America Corp.	3.700%	9/1/15	5,475	5,039
Bank of America Corp.	5.250%	12/1/15	6,000	5,581
Bank of America Corp.	3.625%	3/17/16	16,875	15,308
Bank of America Corp.	3.750%	7/12/16	6,300	5,723
Bank of America Corp.	6.500%	8/1/16	8,200	8,131
Bank of America Corp.	5.750%	8/15/16	3,900	3,582
Bank of America Corp.	7.800%	9/15/16	2,967	3,038
Bank of Montreal	2.125%	6/28/13	7,075	7,210
Bank of Montreal	1.750%	4/29/14	650	658
Bank of New York Mellon Corp.	4.950%	11/1/12	18,400	19,237
Bank of New York Mellon Corp.	4.500%	4/1/13	2,200	2,319
Bank of New York Mellon Corp.	5.125%	8/27/13	2,830	3,051
Bank of New York Mellon Corp.	4.300%	5/15/14	4,625	4,979
Bank of New York Mellon Corp.	4.950%	3/15/15	1,700	1,840
Bank of New York Mellon Corp.	2.500%	1/15/16	3,000	3,049
Bank of Nova Scotia	2.250%	1/22/13	7,475	7,614
Bank of Nova Scotia	2.375%	12/17/13	9,000	9,259
Bank of Nova Scotia	3.400%	1/22/15	9,700	10,199
Bank of Nova Scotia	2.050%	10/7/15	6,550	6,592
4 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	2,000	2,024
Bank One Corp.	4.900%	4/30/15	2,375	2,476
Barclays Bank plc	2.500%	1/23/13	23,100	23,010
Barclays Bank plc	5.200%	7/10/14	13,825	14,143
BB&T Corp.	4.750%	10/1/12	1,500	1,538
BB&T Corp.	3.375%	9/25/13	3,275	3,385
BB&T Corp.	5.200%	12/23/15	7,379	7,931
BB&T Corp.	3.200%	3/15/16	1,975	2,020
BB&T Corp.	3.950%	4/29/16	3,450	3,653
BBVA US Senior SAU	3.250%	5/16/14	4,350	4,081
Bear Stearns Cos. LLC	5.700%	11/15/14	2,875	3,108
Bear Stearns Cos. LLC	5.300%	10/30/15	30	32
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC	2.125%	12/21/12	2,175	2,151
BNP Paribas SA	3.250%	3/11/15	9,975	9,698
BNP Paribas SA	3.600%	2/23/16	21,050	20,520
BNY Mellon NA	4.750%	12/15/14	1,300	1,414
Canadian Imperial Bank of Commerce	1.450%	9/13/13	4,550	4,576
Canadian Imperial Bank of Commerce	2.350%	12/11/15	2,625	2,659
Capital One Financial Corp.	7.375%	5/23/14	16,825	18,745
Capital One Financial Corp.	3.150%	7/15/16	2,550	2,506
Capital One Financial Corp.	6.150%	9/1/16	5,675	5,959
Citigroup Inc.	5.300%	10/17/12	16,800	17,215

Citigroup Inc.	5.500%	4/11/13	36,445	37,509
Citigroup Inc.	6.500%	8/19/13	7,700	8,068
Citigroup Inc.	6.000%	12/13/13	16,700	17,497
Citigroup Inc.	5.125%	5/5/14	2,525	2,584
Citigroup Inc.	6.375%	8/12/14	10,550	11,162
Citigroup Inc.	5.000%	9/15/14	14,275	14,020
Citigroup Inc.	5.500%	10/15/14	9,975	10,359
Citigroup Inc.	6.010%	1/15/15	6,700	7,092
Citigroup Inc.	4.750%	5/19/15	8,925	9,138
Citigroup Inc.	4.700%	5/29/15	2,600	2,640
Citigroup Inc.	4.587%	12/15/15	4,575	4,654
Citigroup Inc.	5.300%	1/7/16	7,575	7,871
Citigroup Inc.	3.953%	6/15/16	8,925	8,894
Comerica Inc.	4.800%	5/1/15	1,500	1,548
Comerica Inc.	3.000%	9/16/15	1,900	1,898
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.850%	1/10/14	8,150	8,241
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	5,500	5,487
Countrywide Financial Corp.	6.250%	5/15/16	2,175	1,909
Credit Suisse New York	3.450%	7/2/12	16,400	16,652
Credit Suisse New York	5.000%	5/15/13	12,400	12,795
Credit Suisse New York	2.200%	1/14/14	1,900	1,867
Credit Suisse New York	5.500%	5/1/14	16,450	17,287
Credit Suisse New York	3.500%	3/23/15	15,450	15,388
Credit Suisse USA Inc.	5.500%	8/15/13	975	1,025
Credit Suisse USA Inc.	4.875%	1/15/15	5,755	6,030
Credit Suisse USA Inc.	5.375%	3/2/16	1,138	1,218
Deutsche Bank AG	5.375%	10/12/12	19,650	20,142
Deutsche Bank AG	2.375%	1/11/13	6,600	6,565
Deutsche Bank AG	4.875%	5/20/13	8,550	8,815
Deutsche Bank AG	3.875%	8/18/14	1,200	1,230
Deutsche Bank AG	3.450%	3/30/15	10,350	10,305
Deutsche Bank AG	3.250%	1/11/16	5,725	5,627
Fifth Third Bancorp	6.250%	5/1/13	5,375	5,693
Fifth Third Bancorp	3.625%	1/25/16	8,325	8,421
Fifth Third Bank	4.750%	2/1/15	2,800	2,938
First Horizon National Corp.	5.375%	12/15/15	2,600	2,633
First Tennessee Bank NA	5.050%	1/15/15	3,425	3,437
First Tennessee Bank NA	5.650%	4/1/16	1,146	1,129
Golden West Financial Corp.	4.750%	10/1/12	4,425	4,581
Goldman Sachs Group Inc.	5.450%	11/1/12	8,050	8,259
Goldman Sachs Group Inc.	4.750%	7/15/13	19,250	19,762
Goldman Sachs Group Inc.	5.250%	10/15/13	5,125	5,304
Goldman Sachs Group Inc.	5.150%	1/15/14	3,575	3,703
Goldman Sachs Group Inc.	6.000%	5/1/14	37,425	39,428
Goldman Sachs Group Inc.	5.125%	1/15/15	4,400	4,547
Goldman Sachs Group Inc.	3.700%	8/1/15	14,350	14,007
Goldman Sachs Group Inc.	5.350%	1/15/16	3,800	3,931
Goldman Sachs Group Inc.	3.625%	2/7/16	21,700	21,062
Goldman Sachs Group Inc.	5.750%	10/1/16	4,000	4,204
HSBC Bank USA NA	4.625%	4/1/14	1,125	1,154
HSBC Holdings plc	5.250%	12/12/12	10,300	10,584
4 ICICI Bank Ltd.	6.625%	10/3/12	6,275	6,413
JPMorgan Chase & Co.	5.375%	10/1/12	48,375	50,429
JPMorgan Chase & Co.	5.750%	1/2/13	1,900	1,986
JPMorgan Chase & Co.	4.750%	5/1/13	5,410	5,680

JPMorgan Chase & Co.	1.650%	9/30/13	3,175	3,194
JPMorgan Chase & Co.	2.050%	1/24/14	3,175	3,189
JPMorgan Chase & Co.	4.650%	6/1/14	9,300	9,871
JPMorgan Chase & Co.	5.125%	9/15/14	5,275	5,550
JPMorgan Chase & Co.	3.700%	1/20/15	9,725	9,963
JPMorgan Chase & Co.	4.750%	3/1/15	2,050	2,166
JPMorgan Chase & Co.	5.250%	5/1/15	3,975	4,176
JPMorgan Chase & Co.	3.400%	6/24/15	25,725	26,052
JPMorgan Chase & Co.	5.150%	10/1/15	3,000	3,165
JPMorgan Chase & Co.	2.600%	1/15/16	7,500	7,311
JPMorgan Chase & Co.	3.450%	3/1/16	11,100	11,111
JPMorgan Chase & Co.	3.150%	7/5/16	14,600	14,469
KeyBank NA	5.800%	7/1/14	3,000	3,227
KeyBank NA	4.950%	9/15/15	1,000	1,064
KeyBank NA	5.450%	3/3/16	3,025	3,265
KeyCorp	6.500%	5/14/13	8,075	8,606
Lloyds TSB Bank plc	4.875%	1/21/16	17,075	16,648
MBNA Corp.	6.125%	3/1/13	675	675
Mellon Funding Corp.	5.000%	12/1/14	4,600	4,972
Merrill Lynch & Co. Inc.	5.450%	2/5/13	9,725	9,597
Merrill Lynch & Co. Inc.	6.150%	4/25/13	6,050	6,053
Merrill Lynch & Co. Inc.	5.450%	7/15/14	5,200	5,085
Merrill Lynch & Co. Inc.	5.000%	1/15/15	10,400	10,038
Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,440	6,928
Morgan Stanley	5.625%	1/9/12	12,125	12,234
Morgan Stanley	5.250%	11/2/12	14,175	14,435
Morgan Stanley	5.300%	3/1/13	8,225	8,284
Morgan Stanley	2.875%	1/24/14	2,425	2,371
Morgan Stanley	4.750%	4/1/14	11,650	11,080
Morgan Stanley	6.000%	5/13/14	13,375	13,549
Morgan Stanley	4.200%	11/20/14	19,575	19,068
Morgan Stanley	4.100%	1/26/15	8,075	7,703
Morgan Stanley	6.000%	4/28/15	5,875	5,898
Morgan Stanley	4.000%	7/24/15	3,000	2,814
Morgan Stanley	5.375%	10/15/15	7,050	6,972
Morgan Stanley	3.450%	11/2/15	6,925	6,381
Morgan Stanley	3.800%	4/29/16	9,000	8,248
National City Bank	4.625%	5/1/13	2,275	2,374
5 National City Preferred Capital Trust I	12.000%	12/29/49	2,825	2,924
Northern Trust Corp.	5.500%	8/15/13	1,875	2,022
Northern Trust Corp.	4.625%	5/1/14	2,200	2,381
Paribas/New York	6.950%	7/22/13	775	790
PNC Funding Corp.	3.625%	2/8/15	18,675	19,531
PNC Funding Corp.	2.700%	9/19/16	2,450	2,451
Royal Bank of Canada	2.100%	7/29/13	9,300	9,517
Royal Bank of Canada	2.625%	12/15/15	18,150	18,786
Royal Bank of Scotland Group plc	5.050%	1/8/15	7,425	6,876
Royal Bank of Scotland plc	3.400%	8/23/13	2,900	2,892
Royal Bank of Scotland plc	3.250%	1/11/14	8,000	7,720
4 Royal Bank of Scotland plc	4.875%	8/25/14	4,000	3,998
Royal Bank of Scotland plc	4.875%	3/16/15	8,600	8,369
Royal Bank of Scotland plc	3.950%	9/21/15	6,525	6,139
Royal Bank of Scotland plc	4.375%	3/16/16	7,375	7,056
Santander Holdings USA Inc.	4.625%	4/19/16	4,250	4,031
SouthTrust Corp.	5.800%	6/15/14	1,350	1,443
Sovereign Bank	5.125%	3/15/13	1,600	1,616
State Street Corp.	4.300%	5/30/14	1,000	1,078

State Street Corp.	2.875%	3/7/16	10,700	11,074
SunTrust Banks Inc.	5.250%	11/5/12	3,550	3,673
SunTrust Banks Inc.	3.600%	4/15/16	1,675	1,686
Toronto-Dominion Bank	1.375%	7/14/14	3,050	3,073
Toronto-Dominion Bank	2.500%	7/14/16	4,585	4,703
UBS AG	2.250%	1/28/14	12,975	12,630
UBS AG	3.875%	1/15/15	10,400	10,302
UBS AG	5.875%	7/15/16	4,800	4,948
UFJ Finance Aruba AEC	6.750%	7/15/13	5,550	5,983
Union Bank NA	2.125%	12/16/13	2,550	2,570
Union Bank NA	5.950%	5/11/16	2,300	2,463
Union Bank NA	3.000%	6/6/16	3,150	3,140
US Bancorp	2.000%	6/14/13	13,350	13,588
US Bancorp	1.125%	10/30/13	4,850	4,837
US Bancorp	4.200%	5/15/14	8,600	9,237
US Bancorp	3.150%	3/4/15	4,800	5,044
US Bancorp	3.442%	2/1/16	1,825	1,845
US Bank NA	6.300%	2/4/14	1,850	2,039
US Bank NA	4.950%	10/30/14	1,350	1,468
5 US Bank NA	3.778%	4/29/20	1,000	1,016
Wachovia Bank NA	4.800%	11/1/14	4,425	4,713
Wachovia Bank NA	5.000%	8/15/15	10,000	10,680
Wachovia Corp.	5.500%	5/1/13	14,405	15,307
Wachovia Corp.	5.250%	8/1/14	4,150	4,366
Wells Fargo & Co.	5.250%	10/23/12	21,725	22,697
Wells Fargo & Co.	4.375%	1/31/13	18,700	19,405
Wells Fargo & Co.	4.950%	10/16/13	8,775	9,236
Wells Fargo & Co.	3.750%	10/1/14	6,100	6,435
Wells Fargo & Co.	3.625%	4/15/15	8,100	8,455
Wells Fargo & Co.	3.676%	6/15/16	9,875	10,295
Wells Fargo Bank NA	4.750%	2/9/15	8,150	8,578
Wells Fargo Bank NA	5.750%	5/16/16	4,825	5,335
5 Wells Fargo Capital XIII	7.700%	12/29/49	9,825	9,800
5 Wells Fargo Capital XV	9.750%	9/29/49	10,344	10,344
Westpac Banking Corp.	2.250%	11/19/12	22,975	23,228
Westpac Banking Corp.	4.200%	2/27/15	5,875	6,160
Westpac Banking Corp.	3.000%	8/4/15	10,025	10,125
Westpac Banking Corp.	3.000%	12/9/15	5,000	5,062

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,500	5,063
BlackRock Inc.	2.250%	12/10/12	1,500	1,522
BlackRock Inc.	3.500%	12/10/14	5,550	5,894
Charles Schwab Corp.	4.950%	6/1/14	5,684	6,226
Franklin Resources Inc.	2.000%	5/20/13	2,350	2,386
Franklin Resources Inc.	3.125%	5/20/15	1,400	1,446
Invesco Ltd.	5.375%	2/27/13	975	1,027
Jefferies Group Inc.	3.875%	11/9/15	8,900	8,618
Lazard Group LLC	7.125%	5/15/15	1,875	2,072
MF Global Holdings Ltd.	6.250%	8/8/16	2,625	2,500
Nomura Holdings Inc.	5.000%	3/4/15	5,350	5,653
Nomura Holdings Inc.	4.125%	1/19/16	4,000	4,079
Raymond James Financial Inc.	4.250%	4/15/16	575	585
TD Ameritrade Holding Corp.	2.950%	12/1/12	1,050	1,072
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,775	1,880

Finance Companies (1.0%)
Block Financial LLC	7.875%	1/15/13	2,150	2,241
Block Financial LLC	5.125%	10/30/14	5,000	5,153
GATX Corp.	4.750%	10/1/12	800	825
GATX Corp.	8.750%	5/15/14	1,000	1,157
GATX Corp.	3.500%	7/15/16	3,960	3,945
General Electric Capital Corp.	3.500%	8/13/12	17,475	17,881
General Electric Capital Corp.	5.250%	10/19/12	13,830	14,450
General Electric Capital Corp.	2.800%	1/8/13	200	203
General Electric Capital Corp.	5.450%	1/15/13	6,975	7,328
General Electric Capital Corp.	4.800%	5/1/13	18,525	19,440
General Electric Capital Corp.	1.875%	9/16/13	14,275	14,376
General Electric Capital Corp.	2.100%	1/7/14	1,375	1,383
General Electric Capital Corp.	5.900%	5/13/14	2,750	3,012
General Electric Capital Corp.	5.500%	6/4/14	4,525	4,922
General Electric Capital Corp.	5.650%	6/9/14	4,500	4,908
General Electric Capital Corp.	3.750%	11/14/14	25,700	26,893
General Electric Capital Corp.	3.500%	6/29/15	6,000	6,198
General Electric Capital Corp.	4.375%	9/21/15	2,500	2,672
General Electric Capital Corp.	2.250%	11/9/15	16,500	16,286
General Electric Capital Corp.	2.950%	5/9/16	11,450	11,482
5 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,925	2,424
HSBC Finance Corp.	6.375%	11/27/12	14,525	15,099
HSBC Finance Corp.	4.750%	7/15/13	4,675	4,834
HSBC Finance Corp.	5.500%	1/19/16	19,625	20,432
SLM Corp.	5.400%	10/25/11	3,525	3,528
SLM Corp.	5.375%	1/15/13	2,400	2,400
SLM Corp.	5.000%	10/1/13	5,350	5,270
SLM Corp.	5.375%	5/15/14	1,850	1,819
SLM Corp.	5.050%	11/14/14	1,400	1,352
SLM Corp.	6.250%	1/25/16	10,725	10,528

Insurance (1.1%)
ACE INA Holdings Inc.	5.875%	6/15/14	2,754	3,056
ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,290
ACE INA Holdings Inc.	2.600%	11/23/15	3,875	3,938
Aegon NV	4.750%	6/1/13	2,532	2,600
Aetna Inc.	6.000%	6/15/16	4,030	4,644
Allied World Assurance Co. Ltd.	7.500%	8/1/16	4,175	4,744
Allstate Life Global Funding Trusts	5.375%	4/30/13	11,075	11,755
American International Group Inc.	4.250%	5/15/13	7,250	7,255
American International Group Inc.	4.250%	9/15/14	4,600	4,487
American International Group Inc.	4.875%	9/15/16	4,600	4,511
AON Corp.	3.500%	9/30/15	3,350	3,453
Assurant Inc.	5.625%	2/15/14	3,655	3,872
Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,912
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	9,350	9,514
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	7,325	7,733
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	4,875	5,224
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,075	3,394
Berkshire Hathaway Inc.	2.125%	2/11/13	2,200	2,237
Berkshire Hathaway Inc.	3.200%	2/11/15	18,275	19,198
Chubb Corp.	5.200%	4/1/13	3,000	3,158
CNA Financial Corp.	5.850%	12/15/14	1,575	1,664
CNA Financial Corp.	6.500%	8/15/16	3,950	4,255
Coventry Health Care Inc.	6.300%	8/15/14	4,500	4,957
Genworth Financial Inc.	5.750%	6/15/14	3,325	3,275

Jefferson-Pilot Corp.	4.750%	1/30/14	2,400	2,532
Lincoln National Corp.	4.300%	6/15/15	2,000	2,109
5 Lincoln National Corp.	7.000%	5/17/66	4,000	3,466
Loews Corp.	5.250%	3/15/16	1,275	1,389
Manulife Financial Corp.	3.400%	9/17/15	4,025	4,104
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	2,000	2,067
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	3,134	3,504
MetLife Inc.	5.375%	12/15/12	2,850	2,965
MetLife Inc.	5.000%	11/24/13	2,060	2,200
MetLife Inc.	2.375%	2/6/14	4,175	4,215
MetLife Inc.	5.000%	6/15/15	6,825	7,493
MetLife Inc.	6.750%	6/1/16	3,800	4,373
OneBeacon US Holdings Inc.	5.875%	5/15/13	583	604
Principal Financial Group Inc.	7.875%	5/15/14	4,680	5,319
Principal Life Income Funding Trusts	5.300%	12/14/12	1,900	1,986
Principal Life Income Funding Trusts	5.300%	4/24/13	2,350	2,484
Prudential Financial Inc.	5.150%	1/15/13	10,100	10,486
Prudential Financial Inc.	4.500%	7/15/13	450	469
Prudential Financial Inc.	4.750%	4/1/14	1,475	1,553
Prudential Financial Inc.	5.100%	9/20/14	1,325	1,403
Prudential Financial Inc.	3.875%	1/14/15	2,750	2,830
Prudential Financial Inc.	6.200%	1/15/15	4,700	5,145
Prudential Financial Inc.	4.750%	9/17/15	3,100	3,279
Prudential Financial Inc.	3.000%	5/12/16	4,515	4,470
5 Reinsurance Group of America Inc.	6.750%	12/15/65	2,800	2,436
Torchmark Corp.	6.375%	6/15/16	1,250	1,388
Transatlantic Holdings Inc.	5.750%	12/14/15	3,275	3,535
Travelers Cos. Inc.	5.500%	12/1/15	4,100	4,611
Travelers Cos. Inc.	6.250%	6/20/16	1,325	1,545
Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,624
UnitedHealth Group Inc.	5.500%	11/15/12	5,000	5,241
UnitedHealth Group Inc.	4.875%	2/15/13	1,625	1,706
UnitedHealth Group Inc.	4.875%	4/1/13	1,625	1,713
UnitedHealth Group Inc.	5.000%	8/15/14	4,975	5,456
Unum Group	7.125%	9/30/16	1,800	2,058
WellPoint Inc.	6.000%	2/15/14	1,700	1,860
WellPoint Inc.	5.000%	12/15/14	1,475	1,611
WellPoint Inc.	5.250%	1/15/16	5,000	5,545
Willis Group Holdings plc	4.125%	3/15/16	2,525	2,571
Willis North America Inc.	5.625%	7/15/15	1,900	2,043
XL Group plc	5.250%	9/15/14	1,455	1,529

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	4,400	4,722
CME Group Inc.	5.750%	2/15/14	2,000	2,200
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,750	1,786
NYSE Euronext	4.800%	6/28/13	2,700	2,857
ORIX Corp.	4.710%	4/27/15	750	777
ORIX Corp.	5.000%	1/12/16	4,590	4,740

Real Estate Investment Trusts (0.3%)
Arden Realty LP	5.250%	3/1/15	1,250	1,312
AvalonBay Communities Inc.	5.750%	9/15/16	1,250	1,400
Brandywine Operating Partnership LP	5.400%	11/1/14	1,650	1,721
Brandywine Operating Partnership LP	6.000%	4/1/16	2,074	2,183
CommonWealth REIT	6.250%	8/15/16	1,700	1,814
Digital Realty Trust LP	4.500%	7/15/15	5,225	5,318

Duke Realty LP	6.250%	5/15/13	1,500	1,573
Duke Realty LP	7.375%	2/15/15	2,650	2,895
ERP Operating LP	5.500%	10/1/12	2,000	2,078
ERP Operating LP	5.200%	4/1/13	1,000	1,038
ERP Operating LP	5.250%	9/15/14	1,430	1,541
ERP Operating LP	5.125%	3/15/16	2,000	2,159
ERP Operating LP	5.375%	8/1/16	475	517
HCP Inc.	5.650%	12/15/13	2,250	2,383
HCP Inc.	2.700%	2/1/14	975	964
HCP Inc.	3.750%	2/1/16	4,600	4,530
Health Care REIT Inc.	6.000%	11/15/13	2,775	2,903
Health Care REIT Inc.	3.625%	3/15/16	4,950	4,848
Health Care REIT Inc.	6.200%	6/1/16	925	997
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,400	1,447
Hospitality Properties Trust	7.875%	8/15/14	1,775	1,929
Kilroy Realty LP	5.000%	11/3/15	2,325	2,409
Kimco Realty Corp.	5.783%	3/15/16	850	919
Liberty Property LP	5.125%	3/2/15	4,500	4,851
Nationwide Health Properties Inc.	6.250%	2/1/13	1,850	1,932
ProLogis LP	7.625%	8/15/14	1,400	1,527
Senior Housing Properties Trust	4.300%	1/15/16	1,000	985
Simon Property Group LP	6.750%	5/15/14	6,550	7,356
Simon Property Group LP	4.200%	2/1/15	6,400	6,750
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,100	1,081
				2,262,931
Industrial (10.6%)
Basic Industry (0.9%)
Air Products & Chemicals Inc.	2.000%	8/2/16	3,975	4,051
Airgas Inc.	4.500%	9/15/14	1,525	1,624
Airgas Inc.	3.250%	10/1/15	2,950	3,039
Alcoa Inc.	6.000%	7/15/13	1,860	1,989
ArcelorMittal	5.375%	6/1/13	8,050	8,285
ArcelorMittal	9.000%	2/15/15	7,100	7,811
ArcelorMittal	3.750%	8/5/15	575	545
ArcelorMittal	3.750%	3/1/16	4,500	4,210
ArcelorMittal USA Inc.	6.500%	4/15/14	2,500	2,643
Barrick Gold Corp.	1.750%	5/30/14	2,250	2,261
Barrick Gold Corp.	2.900%	5/30/16	2,225	2,251
Barrick Gold Financeco LLC	6.125%	9/15/13	5,450	5,958
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	3,000	3,170
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	18,950	20,866
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,475	3,697
Dow Chemical Co.	6.000%	10/1/12	3,000	3,139
Dow Chemical Co.	7.600%	5/15/14	17,175	19,550
Dow Chemical Co.	5.900%	2/15/15	1,600	1,767
Dow Chemical Co.	2.500%	2/15/16	2,000	1,969
Eastman Chemical Co.	3.000%	12/15/15	1,025	1,047
EI du Pont de Nemours & Co.	5.000%	1/15/13	2,267	2,388
EI du Pont de Nemours & Co.	5.000%	7/15/13	4,500	4,837
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,425	5,558
EI du Pont de Nemours & Co.	4.875%	4/30/14	2,550	2,804
EI du Pont de Nemours & Co.	2.750%	4/1/16	2,000	2,103
ICI Wilmington Inc.	5.625%	12/1/13	1,600	1,725
International Paper Co.	7.400%	6/15/14	3,000	3,368
International Paper Co.	5.300%	4/1/15	2,500	2,683
International Paper Co.	5.250%	4/1/16	2,950	3,140
4 Kinross Gold Corp.	3.625%	9/1/16	1,500	1,486

Lubrizol Corp.	5.500%	10/1/14	1,850	2,080
Monsanto Co.	2.750%	4/15/16	1,250	1,311
Nucor Corp.	5.000%	12/1/12	925	966
Nucor Corp.	5.000%	6/1/13	275	293
Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,833
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,000	5,311
PPG Industries Inc.	5.750%	3/15/13	1,875	1,999
PPG Industries Inc.	1.900%	1/15/16	3,675	3,640
Praxair Inc.	1.750%	11/15/12	1,150	1,164
Praxair Inc.	3.950%	6/1/13	825	867
Praxair Inc.	4.375%	3/31/14	1,125	1,211
Praxair Inc.	5.250%	11/15/14	2,750	3,081
Praxair Inc.	4.625%	3/30/15	1,625	1,791
Rio Tinto Alcan Inc.	4.500%	5/15/13	775	815
Rio Tinto Alcan Inc.	5.200%	1/15/14	700	752
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	17,550	20,760
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	2,500	2,499
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	2,025	2,044
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	1,700	1,697
Sherwin-Williams Co.	3.125%	12/15/14	1,900	2,005
Teck Resources Ltd.	9.750%	5/15/14	4,115	4,878
Teck Resources Ltd.	10.250%	5/15/16	1,750	2,056
Vale Canada Ltd.	5.700%	10/15/15	1,125	1,242
Vale Overseas Ltd.	6.250%	1/11/16	12,025	13,004
WMC Finance USA Ltd.	5.125%	5/15/13	1,600	1,709
Xstrata Canada Corp.	6.000%	10/15/15	1,525	1,686

Capital Goods (1.1%)
3M Co.	4.500%	11/1/11	3,000	3,009
3M Co.	4.375%	8/15/13	2,000	2,142
3M Co.	1.375%	9/29/16	1,650	1,645
Bemis Co. Inc.	5.650%	8/1/14	2,875	3,107
Black & Decker Corp.	8.950%	4/15/14	4,000	4,677
Black & Decker Corp.	4.750%	11/1/14	1,025	1,113
Boeing Capital Corp.	5.800%	1/15/13	750	799
Boeing Capital Corp.	3.250%	10/27/14	7,525	8,033
Boeing Capital Corp.	2.125%	8/15/16	575	583
Boeing Co.	1.875%	11/20/12	2,750	2,787
Boeing Co.	3.500%	2/15/15	3,325	3,574
Caterpillar Financial Services Corp.	4.250%	2/8/13	700	731
Caterpillar Financial Services Corp.	2.000%	4/5/13	800	813
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,582
Caterpillar Financial Services Corp.	6.125%	2/17/14	35,500	39,571
Caterpillar Financial Services Corp.	2.650%	4/1/16	1,725	1,801
Caterpillar Financial Services Corp.	2.050%	8/1/16	1,000	1,004
Cooper US Inc.	5.250%	11/15/12	5,250	5,498
Cooper US Inc.	2.375%	1/15/16	2,500	2,543
CRH America Inc.	5.300%	10/15/13	2,075	2,158
CRH America Inc.	4.125%	1/15/16	5,000	5,076
CRH America Inc.	6.000%	9/30/16	3,900	4,197
Danaher Corp.	2.300%	6/23/16	1,500	1,544
Deere & Co.	6.950%	4/25/14	1,325	1,521
Eaton Corp.	4.900%	5/15/13	3,850	4,093
Emerson Electric Co.	4.625%	10/15/12	3,200	3,330
General Dynamics Corp.	4.250%	5/15/13	3,800	4,018
General Dynamics Corp.	5.250%	2/1/14	6,100	6,709
General Dynamics Corp.	1.375%	1/15/15	6,000	6,037

General Electric Co.	5.000%	2/1/13	28,500	29,875
Harsco Corp.	2.700%	10/15/15	3,400	3,454
Honeywell International Inc.	4.250%	3/1/13	2,050	2,153
Honeywell International Inc.	3.875%	2/15/14	8,900	9,540
Illinois Tool Works Inc.	5.150%	4/1/14	4,650	5,088
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,800	1,947
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	6,700	7,926
John Deere Capital Corp.	7.000%	3/15/12	13,150	13,523
John Deere Capital Corp.	5.250%	10/1/12	655	685
John Deere Capital Corp.	4.950%	12/17/12	2,300	2,416
John Deere Capital Corp.	1.600%	3/3/14	1,600	1,626
John Deere Capital Corp.	2.950%	3/9/15	4,675	4,938
John Deere Capital Corp.	1.850%	9/15/16	4,000	3,988
Lockheed Martin Corp.	4.121%	3/14/13	6,500	6,841
Northrop Grumman Corp.	1.850%	11/15/15	3,925	3,909
Raytheon Co.	1.625%	10/15/15	2,000	1,991
Roper Industries Inc.	6.625%	8/15/13	1,650	1,790
Tyco International Finance SA	4.125%	10/15/14	4,000	4,247
United Technologies Corp.	4.875%	5/1/15	2,300	2,583
Waste Management Inc.	5.000%	3/15/14	2,075	2,256
Waste Management Inc.	6.375%	3/11/15	1,600	1,832
Waste Management Inc.	2.600%	9/1/16	2,500	2,496

Communication (2.0%)
America Movil SAB de CV	5.750%	1/15/15	5,938	6,544
America Movil SAB de CV	3.625%	3/30/15	6,600	6,840
America Movil SAB de CV	2.375%	9/8/16	5,550	5,389
American Tower Corp.	4.625%	4/1/15	7,209	7,672
AT&T Inc.	4.950%	1/15/13	8,175	8,565
AT&T Inc.	6.700%	11/15/13	11,525	12,802
AT&T Inc.	4.850%	2/15/14	7,925	8,560
AT&T Inc.	5.100%	9/15/14	13,800	15,152
AT&T Inc.	2.500%	8/15/15	16,875	17,298
AT&T Inc.	2.950%	5/15/16	5,725	5,909
AT&T Inc.	5.625%	6/15/16	3,075	3,512
BellSouth Corp.	5.200%	9/15/14	200	220
British Telecommunications plc	5.150%	1/15/13	11,275	11,778
CBS Corp.	8.200%	5/15/14	1,500	1,727
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	5,675	6,380
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	24,800	27,116
CenturyLink Inc.	5.000%	2/15/15	700	699
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	4,965	5,462
Comcast Corp.	5.300%	1/15/14	5,000	5,433
Comcast Corp.	5.850%	11/15/15	10,000	11,349
Comcast Corp.	5.900%	3/15/16	7,600	8,658
Comcast Corp.	4.950%	6/15/16	2,175	2,411
COX Communications Inc.	7.125%	10/1/12	4,000	4,238
COX Communications Inc.	4.625%	6/1/13	6,435	6,801
COX Communications Inc.	5.450%	12/15/14	8,529	9,464
COX Communications Inc.	5.500%	10/1/15	1,775	1,988
Deutsche Telekom International Finance BV	5.250%	7/22/13	4,015	4,240
Deutsche Telekom International Finance BV	5.875%	8/20/13	4,525	4,867
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,100	1,175
Deutsche Telekom International Finance BV	5.750%	3/23/16	1,000	1,110

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	1,875	2,030
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	7,600	7,968
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	3,000	3,095
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	3,125	3,352
Embarq Corp.	7.082%	6/1/16	13,350	13,691
France Telecom SA	4.375%	7/8/14	10,575	11,306
France Telecom SA	2.125%	9/16/15	600	594
France Telecom SA	2.750%	9/14/16	2,400	2,391
McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,475	2,573
NBCUniversal Media LLC	2.100%	4/1/14	5,000	5,070
NBCUniversal Media LLC	3.650%	4/30/15	2,000	2,104
NBCUniversal Media LLC	2.875%	4/1/16	10,000	10,169
News America Inc.	9.250%	2/1/13	2,825	3,081
News America Inc.	5.300%	12/15/14	1,450	1,583
Omnicom Group Inc.	5.900%	4/15/16	3,990	4,452
Qwest Corp.	8.375%	5/1/16	1,000	1,097
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,900	4,374
Rogers Communications Inc.	6.375%	3/1/14	3,000	3,331
Rogers Communications Inc.	5.500%	3/15/14	2,150	2,354
Telecom Italia Capital SA	5.250%	11/15/13	1,675	1,638
Telecom Italia Capital SA	6.175%	6/18/14	14,005	13,962
Telecom Italia Capital SA	4.950%	9/30/14	7,514	7,244
Telecom Italia Capital SA	5.250%	10/1/15	2,000	1,907
Telefonica Emisiones SAU	5.855%	2/4/13	7,000	7,143
Telefonica Emisiones SAU	2.582%	4/26/13	5,900	5,705
Telefonica Emisiones SAU	4.949%	1/15/15	1,550	1,525
Telefonica Emisiones SAU	3.729%	4/27/15	8,350	7,946
Telefonica Emisiones SAU	3.992%	2/16/16	12,500	11,900
Thomson Reuters Corp.	5.950%	7/15/13	3,925	4,218
Thomson Reuters Corp.	5.700%	10/1/14	7,250	7,977
Time Warner Cable Inc.	6.200%	7/1/13	7,750	8,384
Time Warner Cable Inc.	7.500%	4/1/14	7,700	8,720
Time Warner Cable Inc.	3.500%	2/1/15	1,125	1,172
Time Warner Entertainment Co. LP	8.875%	10/1/12	1,000	1,078
Verizon Communications Inc.	4.350%	2/15/13	6,025	6,301
Verizon Communications Inc.	5.250%	4/15/13	18,300	19,451
Verizon Communications Inc.	1.950%	3/28/14	4,675	4,785
Verizon Communications Inc.	3.000%	4/1/16	7,600	7,963
Verizon Florida LLC	6.125%	1/15/13	1,500	1,591
Verizon Global Funding Corp.	4.375%	6/1/13	250	264
Verizon Virginia Inc.	4.625%	3/15/13	3,600	3,763
Vodafone Group plc	5.350%	2/27/12	7,025	7,154
Vodafone Group plc	4.150%	6/10/14	11,825	12,711
Vodafone Group plc	3.375%	11/24/15	3,550	3,745
Vodafone Group plc	5.750%	3/15/16	5,250	6,039
WPP Finance UK	5.875%	6/15/14	3,763	4,077
WPP Finance UK	8.000%	9/15/14	4,075	4,639

Consumer Cyclical (1.0%)
AutoZone Inc.	6.500%	1/15/14	5,000	5,570
Best Buy Co. Inc.	6.750%	7/15/13	3,350	3,577
CVS Caremark Corp.	4.875%	9/15/14	4,725	5,183
CVS Caremark Corp.	3.250%	5/18/15	8,150	8,567

CVS Caremark Corp.	6.125%	8/15/16	1,000	1,153
Daimler Finance North America LLC	6.500%	11/15/13	4,850	5,313
4 Daimler Finance North America LLC	2.625%	9/15/16	1,225	1,202
Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,356
eBay Inc.	0.875%	10/15/13	1,975	1,981
eBay Inc.	1.625%	10/15/15	1,975	1,987
Home Depot Inc.	5.250%	12/16/13	4,625	5,024
Home Depot Inc.	5.400%	3/1/16	15,575	17,702
Hyatt Hotels Corp.	3.875%	8/15/16	1,075	1,071
Johnson Controls Inc.	4.875%	9/15/13	1,000	1,071
Johnson Controls Inc.	1.750%	3/1/14	5,000	5,029
Johnson Controls Inc.	5.500%	1/15/16	1,300	1,464
Lowe's Cos. Inc.	5.600%	9/15/12	3,200	3,354
Macy's Retail Holdings Inc.	8.125%	7/15/15	9,225	10,656
Marriott International Inc.	5.625%	2/15/13	1,425	1,479
Marriott International Inc.	6.200%	6/15/16	1,400	1,581
McDonald's Corp.	4.300%	3/1/13	2,000	2,102
Nordstrom Inc.	6.750%	6/1/14	1,150	1,302
PACCAR Financial Corp.	1.950%	12/17/12	2,150	2,178
PACCAR Financial Corp.	2.050%	6/17/13	650	659
PACCAR Inc.	6.875%	2/15/14	4,450	5,029
Staples Inc.	9.750%	1/15/14	13,325	15,457
Target Corp.	5.125%	1/15/13	1,075	1,135
Target Corp.	4.000%	6/15/13	825	871
Target Corp.	1.125%	7/18/14	950	959
Target Corp.	5.875%	7/15/16	4,075	4,841
Time Warner Inc.	3.150%	7/15/15	14,900	15,375
Toyota Motor Credit Corp.	3.200%	6/17/15	11,200	11,736
Toyota Motor Credit Corp.	2.800%	1/11/16	7,225	7,405
Turner Broadcasting System Inc.	8.375%	7/1/13	2,385	2,661
Viacom Inc.	4.375%	9/15/14	600	644
Viacom Inc.	6.250%	4/30/16	7,500	8,643
Wal-Mart Stores Inc.	4.250%	4/15/13	35	37
Wal-Mart Stores Inc.	4.550%	5/1/13	7,575	8,042
Wal-Mart Stores Inc.	7.250%	6/1/13	2,300	2,547
Wal-Mart Stores Inc.	1.625%	4/15/14	9,450	9,662
Wal-Mart Stores Inc.	3.200%	5/15/14	9,169	9,745
Wal-Mart Stores Inc.	2.875%	4/1/15	4,080	4,332
Wal-Mart Stores Inc.	2.250%	7/8/15	4,250	4,416
Wal-Mart Stores Inc.	1.500%	10/25/15	9,975	10,099
Walgreen Co.	4.875%	8/1/13	8,500	9,124
Walt Disney Co.	4.700%	12/1/12	7,200	7,556
Walt Disney Co.	4.500%	12/15/13	325	351
Walt Disney Co.	6.200%	6/20/14	3,000	3,406
Western Union Co.	6.500%	2/26/14	3,350	3,701

Consumer Noncyclical (3.0%)
Abbott Laboratories	5.150%	11/30/12	3,325	3,507
Abbott Laboratories	2.700%	5/27/15	3,900	4,106
Abbott Laboratories	5.875%	5/15/16	10,975	12,932
Altria Group Inc.	8.500%	11/10/13	1,100	1,257
Altria Group Inc.	7.750%	2/6/14	9,500	10,835
Altria Group Inc.	4.125%	9/11/15	8,925	9,581
AmerisourceBergen Corp.	5.875%	9/15/15	1,825	2,086
Amgen Inc.	4.850%	11/18/14	7,325	8,161
Amgen Inc.	2.300%	6/15/16	5,000	5,136
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,500	1,563

Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	12,375	12,648
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	8,075	8,233
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	125	126
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	4,800	5,372
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,350	7,959
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	5,000	5,251
Baxter International Inc.	4.000%	3/1/14	1,650	1,769
Baxter International Inc.	4.625%	3/15/15	2,750	3,063
Baxter International Inc.	5.900%	9/1/16	3,300	3,918
Biogen Idec Inc.	6.000%	3/1/13	4,725	5,009
Boston Scientific Corp.	4.500%	1/15/15	5,200	5,441
Boston Scientific Corp.	6.250%	11/15/15	8,000	8,928
Bottling Group LLC	4.625%	11/15/12	4,500	4,696
Bottling Group LLC	5.000%	11/15/13	1,500	1,626
Bottling Group LLC	6.950%	3/15/14	9,325	10,626
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,815
Brown-Forman Corp.	2.500%	1/15/16	625	646
Bunge Ltd. Finance Corp.	5.875%	5/15/13	1,600	1,681
Bunge Ltd. Finance Corp.	5.350%	4/15/14	5,350	5,681
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	2,031
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,375	1,407
Cardinal Health Inc.	4.000%	6/15/15	1,875	2,012
CareFusion Corp.	5.125%	8/1/14	5,975	6,504
Celgene Corp.	2.450%	10/15/15	1,600	1,616
Church & Dwight Co. Inc.	3.350%	12/15/15	1,225	1,269
Cia de Bebidas das Americas	8.750%	9/15/13	1,050	1,176
Clorox Co.	5.000%	3/1/13	3,200	3,361
Clorox Co.	5.000%	1/15/15	3,700	3,955
Coca-Cola Co.	0.750%	11/15/13	11,100	11,108
Coca-Cola Co.	3.625%	3/15/14	3,075	3,281
Coca-Cola Co.	1.500%	11/15/15	6,400	6,442
4 Coca-Cola Co.	1.800%	9/1/16	2,300	2,312
Coca-Cola Enterprises Inc.	2.125%	9/15/15	3,000	3,027
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,800	1,928
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,228
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	5,375	6,148
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,700	1,876
ConAgra Foods Inc.	5.875%	4/15/14	450	493
Corn Products International Inc.	3.200%	11/1/15	350	360
Covidien International Finance SA	5.450%	10/15/12	2,425	2,539
Covidien International Finance SA	1.875%	6/15/13	11,600	11,765
Delhaize Group SA	5.875%	2/1/14	400	437
DENTSPLY International Inc.	2.750%	8/15/16	1,500	1,508
Diageo Capital plc	5.200%	1/30/13	5,036	5,308
Diageo Capital plc	5.500%	9/30/16	4,000	4,583
Diageo Finance BV	5.500%	4/1/13	1,500	1,601
Diageo Finance BV	5.300%	10/28/15	3,075	3,503
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	1,600	1,622
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	325	350
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	4,300	4,457
Eli Lilly & Co.	4.200%	3/6/14	2,425	2,616
Express Scripts Inc.	6.250%	6/15/14	10,550	11,610
Fortune Brands Inc.	6.375%	6/15/14	2,449	2,712
General Mills Inc.	5.250%	8/15/13	3,325	3,584
General Mills Inc.	5.200%	3/17/15	8,200	9,168
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	16,650	17,762
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	7,800	8,526

Hasbro Inc.	6.125%	5/15/14	3,000	3,293
Hershey Co.	5.450%	9/1/16	700	809
HJ Heinz Co.	5.350%	7/15/13	1,300	1,398
HJ Heinz Co.	2.000%	9/12/16	1,800	1,804
Hospira Inc.	5.900%	6/15/14	675	741
Johnson & Johnson	1.200%	5/15/14	7,375	7,483
Kellogg Co.	5.125%	12/3/12	5,000	5,249
Kellogg Co.	4.250%	3/6/13	4,175	4,367
Kimberly-Clark Corp.	4.875%	8/15/15	175	197
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,450	1,526
Kraft Foods Inc.	2.625%	5/8/13	13,525	13,829
Kraft Foods Inc.	5.250%	10/1/13	3,200	3,412
Kraft Foods Inc.	6.750%	2/19/14	7,450	8,329
Kraft Foods Inc.	4.125%	2/9/16	10,000	10,697
Kroger Co.	5.500%	2/1/13	1,425	1,503
Kroger Co.	5.000%	4/15/13	1,550	1,634
Kroger Co.	7.500%	1/15/14	8,800	9,947
Laboratory Corp. of America Holdings	5.500%	2/1/13	875	923
Life Technologies Corp.	4.400%	3/1/15	4,475	4,686
Life Technologies Corp.	3.500%	1/15/16	5,725	5,831
Lorillard Tobacco Co.	3.500%	8/4/16	2,150	2,147
McKesson Corp.	5.250%	3/1/13	2,025	2,140
McKesson Corp.	6.500%	2/15/14	1,465	1,641
McKesson Corp.	3.250%	3/1/16	7,200	7,601
Mead Johnson Nutrition Co.	3.500%	11/1/14	5,225	5,458
Medco Health Solutions Inc.	6.125%	3/15/13	4,125	4,363
Medco Health Solutions Inc.	7.250%	8/15/13	400	437
Medco Health Solutions Inc.	2.750%	9/15/15	5,200	5,261
Medtronic Inc.	4.500%	3/15/14	1,975	2,142
Medtronic Inc.	3.000%	3/15/15	5,000	5,278
Medtronic Inc.	2.625%	3/15/16	2,500	2,589
Merck & Co. Inc.	5.125%	11/15/11	1,850	1,860
Merck & Co. Inc.	5.300%	12/1/13	4,375	4,802
Merck & Co. Inc.	4.750%	3/1/15	4,875	5,457
Merck & Co. Inc.	2.250%	1/15/16	17,900	18,541
Newell Rubbermaid Inc.	5.500%	4/15/13	2,520	2,657
Novartis Capital Corp.	1.900%	4/24/13	7,650	7,803
Novartis Capital Corp.	4.125%	2/10/14	7,450	8,017
Novartis Capital Corp.	2.900%	4/24/15	13,125	13,882
PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,813
PepsiAmericas Inc.	4.875%	1/15/15	1,525	1,700
PepsiCo Inc.	4.650%	2/15/13	3,100	3,274
PepsiCo Inc.	3.750%	3/1/14	12,575	13,490
PepsiCo Inc.	3.100%	1/15/15	2,900	3,079
PepsiCo Inc.	2.500%	5/10/16	5,000	5,184
Pfizer Inc.	4.450%	3/15/12	13,625	13,820
Pfizer Inc.	4.500%	2/15/14	925	1,003
Pfizer Inc.	5.350%	3/15/15	17,550	19,889
Philip Morris International Inc.	4.875%	5/16/13	16,925	17,970
Philip Morris International Inc.	6.875%	3/17/14	3,825	4,343
Procter & Gamble Co.	0.700%	8/15/14	7,000	6,999
Procter & Gamble Co.	3.500%	2/15/15	3,525	3,787
Procter & Gamble Co.	1.800%	11/15/15	5,075	5,212
Procter & Gamble Co.	4.850%	12/15/15	4,500	5,131
Procter & Gamble Co.	1.450%	8/15/16	3,450	3,459
Quest Diagnostics Inc.	3.200%	4/1/16	2,000	2,078
Reynolds American Inc.	7.250%	6/1/13	1,500	1,633

Reynolds American Inc.	7.625%	6/1/16	375	445
Safeway Inc.	6.250%	3/15/14	7,400	8,239
Sanofi	1.625%	3/28/14	1,175	1,196
Sanofi	1.200%	9/30/14	3,750	3,752
Sanofi	2.625%	3/29/16	10,050	10,408
St. Jude Medical Inc.	2.200%	9/15/13	3,125	3,178
St. Jude Medical Inc.	3.750%	7/15/14	2,950	3,139
Stryker Corp.	3.000%	1/15/15	1,500	1,577
Stryker Corp.	2.000%	9/30/16	3,075	3,084
Sysco Corp.	4.200%	2/12/13	600	626
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	7,100	7,443
Thermo Fisher Scientific Inc.	2.150%	12/28/12	1,300	1,323
Thermo Fisher Scientific Inc.	2.050%	2/21/14	150	154
Thermo Fisher Scientific Inc.	3.250%	11/20/14	1,275	1,353
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,600	1,682
Thermo Fisher Scientific Inc.	3.200%	3/1/16	3,300	3,476
Thermo Fisher Scientific Inc.	2.250%	8/15/16	3,000	3,044
Unilever Capital Corp.	3.650%	2/15/14	1,350	1,433
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,000	4,332
Whirlpool Corp.	5.500%	3/1/13	4,225	4,401
Whirlpool Corp.	8.600%	5/1/14	1,100	1,247
Wyeth	5.500%	3/15/13	6,700	7,161
Wyeth	5.500%	2/1/14	2,750	3,036
Wyeth	5.500%	2/15/16	5,600	6,469

Energy (1.1%)
Anadarko Petroleum Corp.	7.625%	3/15/14	14,175	15,942
Anadarko Petroleum Corp.	5.750%	6/15/14	900	980
Apache Corp.	5.250%	4/15/13	1,550	1,652
Apache Corp.	6.000%	9/15/13	4,675	5,123
BP Capital Markets plc	5.250%	11/7/13	11,350	12,203
BP Capital Markets plc	3.625%	5/8/14	8,700	9,142
BP Capital Markets plc	3.875%	3/10/15	10,925	11,588
BP Capital Markets plc	3.125%	10/1/15	7,525	7,762
BP Capital Markets plc	3.200%	3/11/16	7,300	7,612
Canadian Natural Resources Ltd.	5.450%	10/1/12	3,550	3,699
Canadian Natural Resources Ltd.	5.150%	2/1/13	510	537
Canadian Natural Resources Ltd.	4.900%	12/1/14	550	609
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,712
Cenovus Energy Inc.	4.500%	9/15/14	2,950	3,178
Chevron Corp.	3.950%	3/3/14	9,425	10,157
ConocoPhillips	4.750%	2/1/14	14,925	16,172
ConocoPhillips	4.600%	1/15/15	5,300	5,826
Devon Energy Corp.	2.400%	7/15/16	1,800	1,824
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,000	2,183
Encana Corp.	4.750%	10/15/13	1,125	1,195
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,250	3,551
Ensco plc	3.250%	3/15/16	4,000	4,061
EOG Resources Inc.	6.125%	10/1/13	1,200	1,322
EOG Resources Inc.	2.950%	6/1/15	1,525	1,596
Husky Energy Inc.	5.900%	6/15/14	7,100	7,825
4 Marathon Petroleum Corp.	3.500%	3/1/16	3,550	3,677
Noble Holding International Ltd.	3.450%	8/1/15	5,000	5,240
Occidental Petroleum Corp.	1.450%	12/13/13	3,750	3,802
Occidental Petroleum Corp.	2.500%	2/1/16	2,200	2,293
Occidental Petroleum Corp.	4.125%	6/1/16	2,800	3,118

PC Financial Partnership	5.000%	11/15/14	2,000	2,161
Petro-Canada	4.000%	7/15/13	3,210	3,352
Shell International Finance BV	1.875%	3/25/13	7,900	8,063
Shell International Finance BV	4.000%	3/21/14	21,850	23,581
Shell International Finance BV	3.100%	6/28/15	1,950	2,071
Statoil ASA	3.875%	4/15/14	1,150	1,229
Statoil ASA	2.900%	10/15/14	4,900	5,155
Talisman Energy Inc.	5.125%	5/15/15	4,150	4,664
Total Capital Canada Ltd.	1.625%	1/28/14	2,600	2,640
Total Capital SA	3.000%	6/24/15	5,125	5,424
Total Capital SA	2.300%	3/15/16	10,225	10,507
Transocean Inc.	5.250%	3/15/13	7,000	7,291
Valero Energy Corp.	4.750%	6/15/13	3,000	3,154
Valero Energy Corp.	4.500%	2/1/15	300	320
Weatherford International Ltd.	5.150%	3/15/13	2,534	2,649

Other Industrial (0.0%)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	2.900%	10/15/14	1,825	1,934

Technology (1.3%)
Adobe Systems Inc.	3.250%	2/1/15	2,925	3,080
Agilent Technologies Inc.	5.500%	9/14/15	3,180	3,481
Amphenol Corp.	4.750%	11/15/14	2,775	2,948
Analog Devices Inc.	5.000%	7/1/14	850	932
Analog Devices Inc.	3.000%	4/15/16	2,000	2,092
Applied Materials Inc.	2.650%	6/15/16	2,500	2,550
Arrow Electronics Inc.	6.875%	7/1/13	800	863
Arrow Electronics Inc.	3.375%	11/1/15	500	497
Avnet Inc.	6.625%	9/15/16	1,400	1,548
Broadcom Corp.	1.500%	11/1/13	5,400	5,411
CA Inc.	6.125%	12/1/14	5,000	5,539
Cisco Systems Inc.	1.625%	3/14/14	20,000	20,337
Cisco Systems Inc.	2.900%	11/17/14	8,900	9,391
Cisco Systems Inc.	5.500%	2/22/16	5,750	6,633
Dell Inc.	4.700%	4/15/13	3,250	3,426
Dell Inc.	1.400%	9/10/13	1,800	1,812
Dell Inc.	2.100%	4/1/14	3,200	3,262
Dell Inc.	2.300%	9/10/15	750	755
Dell Inc.	3.100%	4/1/16	4,350	4,472
Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,816
Dun & Bradstreet Corp.	2.875%	11/15/15	875	901
Equifax Inc.	4.450%	12/1/14	1,000	1,066
Fiserv Inc.	3.125%	6/15/16	675	681
Google Inc.	2.125%	5/19/16	5,575	5,734
Hewlett-Packard Co.	4.500%	3/1/13	30,775	32,034
Hewlett-Packard Co.	1.250%	9/13/13	3,200	3,190
Hewlett-Packard Co.	6.125%	3/1/14	3,950	4,331
Hewlett-Packard Co.	4.750%	6/2/14	3,300	3,528
Hewlett-Packard Co.	2.350%	3/15/15	3,200	3,223
Hewlett-Packard Co.	2.125%	9/13/15	2,825	2,797
Hewlett-Packard Co.	3.000%	9/15/16	3,200	3,227
HP Enterprise Services LLC	6.000%	8/1/13	2,850	3,053
IBM International Group Capital LLC	5.050%	10/22/12	16,600	17,351
Intel Corp.	1.950%	10/1/16	5,000	5,039
International Business Machines Corp.	2.100%	5/6/13	15,700	16,057
International Business Machines Corp.	1.000%	8/5/13	5,100	5,134

International Business Machines Corp.	1.250%	5/12/14	3,800	3,844
International Business Machines Corp.	2.000%	1/5/16	2,500	2,547
International Business Machines Corp.	1.950%	7/22/16	5,500	5,557
Juniper Networks Inc.	3.100%	3/15/16	500	510
Lexmark International Inc.	5.900%	6/1/13	1,050	1,111
Maxim Integrated Products Inc.	3.450%	6/14/13	1,200	1,239
Microsoft Corp.	0.875%	9/27/13	3,300	3,326
Microsoft Corp.	2.950%	6/1/14	7,450	7,899
Microsoft Corp.	1.625%	9/25/15	5,900	6,012
Microsoft Corp.	2.500%	2/8/16	3,800	4,003
Motorola Solutions Inc.	5.375%	11/15/12	3,500	3,631
Oracle Corp.	4.950%	4/15/13	3,435	3,660
Oracle Corp.	3.750%	7/8/14	11,300	12,212
Oracle Corp.	5.250%	1/15/16	6,589	7,584
Pitney Bowes Inc.	4.625%	10/1/12	2,000	2,065
Pitney Bowes Inc.	4.875%	8/15/14	2,025	2,172
Pitney Bowes Inc.	4.750%	1/15/16	5,150	5,523
Symantec Corp.	2.750%	9/15/15	3,375	3,421
Texas Instruments Inc.	1.375%	5/15/14	1,825	1,843
Texas Instruments Inc.	2.375%	5/16/16	5,725	5,887
Tyco Electronics Group SA	6.000%	10/1/12	9,750	10,217
Xerox Corp.	8.250%	5/15/14	2,355	2,686
Xerox Corp.	4.250%	2/15/15	19,500	20,668
Xerox Corp.	6.400%	3/15/16	3,000	3,324

Transportation (0.2%)
Canadian National Railway Co.	5.800%	6/1/16	1,250	1,464
CSX Corp.	5.500%	8/1/13	6,100	6,553
CSX Corp.	6.250%	4/1/15	4,625	5,321
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,100	3,127
Norfolk Southern Corp.	5.257%	9/17/14	1,250	1,389
Norfolk Southern Corp.	5.750%	1/15/16	7,747	8,903
Ryder System Inc.	6.000%	3/1/13	1,500	1,588
Ryder System Inc.	5.850%	3/1/14	2,850	3,117
Ryder System Inc.	3.150%	3/2/15	1,450	1,479
Ryder System Inc.	7.200%	9/1/15	1,480	1,741
Ryder System Inc.	3.600%	3/1/16	4,000	4,171
Union Pacific Corp.	5.450%	1/31/13	3,490	3,680
United Parcel Service Inc.	3.875%	4/1/14	4,625	4,986
				2,454,828
Utilities (1.5%)
Electric (1.0%)
Arizona Public Service Co.	5.800%	6/30/14	500	555
Arizona Public Service Co.	4.650%	5/15/15	1,775	1,917
Carolina Power & Light Co.	6.500%	7/15/12	70	73
Carolina Power & Light Co.	5.125%	9/15/13	3,305	3,576
Carolina Power & Light Co.	5.150%	4/1/15	2,000	2,234
Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,431
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	700	746
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	500	543
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	5,225	5,870
Commonwealth Edison Co.	1.625%	1/15/14	1,375	1,382
Commonwealth Edison Co.	4.700%	4/15/15	3,045	3,341
Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,295
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	4,000	4,203
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,350	3,911
Constellation Energy Group Inc.	4.550%	6/15/15	1,850	1,937

Consumers Energy Co.	5.375%	4/15/13	750	798
Consumers Energy Co.	5.500%	8/15/16	2,550	2,925
Dayton Power & Light Co.	5.125%	10/1/13	1,875	2,012
Dominion Resources Inc.	5.000%	3/15/13	1,500	1,583
Dominion Resources Inc.	1.800%	3/15/14	4,250	4,291
Dominion Resources Inc.	5.150%	7/15/15	1,795	2,012
Dominion Resources Inc.	1.950%	8/15/16	1,550	1,541
Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,647
Duke Energy Corp.	6.300%	2/1/14	14,525	16,207
Duke Energy Corp.	3.350%	4/1/15	1,100	1,150
Duke Energy Indiana Inc.	5.000%	9/15/13	1,125	1,207
Enersis SA/Cayman Island	7.375%	1/15/14	1,000	1,091
Entergy Arkansas Inc.	5.400%	8/1/13	1,000	1,069
Exelon Corp.	4.900%	6/15/15	4,875	5,297
Exelon Generation Co. LLC	5.350%	1/15/14	4,125	4,438
FirstEnergy Solutions Corp.	4.800%	2/15/15	4,675	4,952
Florida Power & Light Co.	4.850%	2/1/13	250	263
Florida Power Corp.	5.100%	12/1/15	1,175	1,346
Georgia Power Co.	6.000%	11/1/13	2,000	2,204
Georgia Power Co.	3.000%	4/15/16	2,400	2,521
Kentucky Utilities Co.	1.625%	11/1/15	2,550	2,544
LG&E and KU Energy LLC	2.125%	11/15/15	3,000	2,941
Louisville Gas & Electric Co.	1.625%	11/15/15	6,500	6,521
Metropolitan Edison Co.	4.875%	4/1/14	1,000	1,058
MidAmerican Energy Co.	5.125%	1/15/13	2,000	2,110
Midamerican Energy Holdings Co.	5.875%	10/1/12	2,000	2,101
Midamerican Energy Holdings Co.	5.000%	2/15/14	600	647
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	11,650	12,592
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	3,250	3,518
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	1,200	1,259
Nevada Power Co.	5.875%	1/15/15	1,500	1,677
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	2,835	3,019
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,775	3,857
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	1,900	1,926
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,500	4,201
Northern States Power Co.	1.950%	8/15/15	2,200	2,247
NSTAR Electric Co.	4.875%	10/15/12	3,925	4,090
NSTAR Electric Co.	4.875%	4/15/14	1,500	1,633
Ohio Edison Co.	6.400%	7/15/16	1,200	1,402
Ohio Power Co.	5.750%	9/1/13	1,575	1,690
Ohio Power Co.	6.000%	6/1/16	425	489
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,975	5,359
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,000	3,432
Pacific Gas & Electric Co.	4.800%	3/1/14	12,600	13,627
Peco Energy Co.	5.000%	10/1/14	1,480	1,642
Pepco Holdings Inc.	2.700%	10/1/15	2,200	2,260
PPL Energy Supply LLC	6.300%	7/15/13	2,175	2,324
PSEG Power LLC	2.500%	4/15/13	800	811
PSEG Power LLC	5.500%	12/1/15	3,000	3,324
PSEG Power LLC	2.750%	9/15/16	300	300
Public Service Co. of Colorado	7.875%	10/1/12	4,625	4,937
Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,105
Public Service Electric & Gas Co.	5.375%	9/1/13	2,000	2,157
Public Service Electric & Gas Co.	0.850%	8/15/14	4,000	3,972

Public Service Electric & Gas Co.	2.700%	5/1/15	1,125	1,180
Sierra Pacific Power Co.	5.450%	9/1/13	3,769	4,057
Southern California Edison Co.	5.000%	1/15/14	2,000	2,175
Southern California Edison Co.	4.150%	9/15/14	3,000	3,252
Southern Co.	5.300%	1/15/12	3,625	3,672
Southern Co.	4.150%	5/15/14	800	853
Southern Co.	2.375%	9/15/15	4,810	4,899
TECO Finance Inc.	4.000%	3/15/16	375	402
TransAlta Corp.	4.750%	1/15/15	2,688	2,861
Virginia Electric and Power Co.	5.100%	11/30/12	10,525	11,011
Wisconsin Electric Power Co.	6.000%	4/1/14	3,177	3,556

Natural Gas (0.5%)
Atmos Energy Corp.	4.950%	10/15/14	4,400	4,825
DCP Midstream Operating LP	3.250%	10/1/15	1,000	1,004
Enbridge Inc.	4.900%	3/1/15	4,950	5,433
Energy Transfer Partners LP	6.000%	7/1/13	4,500	4,774
Energy Transfer Partners LP	8.500%	4/15/14	3,000	3,439
6 Enron Corp.	9.125%	4/1/03	2,000	—
6 Enron Corp.	7.625%	9/10/04	1,000	—
Enterprise Products Operating LLC	5.650%	4/1/13	2,200	2,320
Enterprise Products Operating LLC	5.900%	4/15/13	1,150	1,218
Enterprise Products Operating LLC	9.750%	1/31/14	2,000	2,342
Enterprise Products Operating LLC	3.200%	2/1/16	10,300	10,540
6 HNG Internorth	9.625%	3/15/06	1,500	—
Kinder Morgan Energy Partners LP	5.850%	9/15/12	4,325	4,512
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,500	1,607
Kinder Morgan Energy Partners LP	5.625%	2/15/15	1,300	1,437
National Grid plc	6.300%	8/1/16	5,450	6,298
Nisource Finance Corp.	6.150%	3/1/13	1,975	2,093
Nisource Finance Corp.	10.750%	3/15/16	1,000	1,311
NuStar Logistics LP	6.050%	3/15/13	2,000	2,112
Oneok Inc.	5.200%	6/15/15	1,825	1,998
ONEOK Partners LP	3.250%	2/1/16	13,200	13,394
Sempra Energy	6.000%	2/1/13	2,525	2,676
Spectra Energy Capital LLC	6.250%	2/15/13	3,725	3,943
Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,097
Texas Gas Transmission LLC	4.600%	6/1/15	325	349
TransCanada PipeLines Ltd.	4.000%	6/15/13	2,225	2,328
TransCanada PipeLines Ltd.	3.400%	6/1/15	8,700	9,227
Williams Partners LP	3.800%	2/15/15	12,650	13,196

				342,731
Total Corporate Bonds (Cost $4,958,073)				5,060,490
Sovereign Bonds (U.S. Dollar-Denominated) (7.5%)
African Development Bank	1.000%	11/23/11	4,050	4,053
African Development Bank	1.750%	10/1/12	875	881
African Development Bank	1.625%	2/11/13	4,300	4,373
African Development Bank	3.000%	5/27/14	15,375	16,398
Asian Development Bank	1.625%	7/15/13	11,600	11,854
Asian Development Bank	3.625%	9/5/13	5,850	6,194
Asian Development Bank	2.750%	5/21/14	23,475	24,842
Asian Development Bank	0.875%	6/10/14	12,250	12,341
Asian Development Bank	2.625%	2/9/15	17,550	18,565
Asian Development Bank	2.500%	3/15/16	12,350	13,162
Brazilian Government International Bond	10.250%	6/17/13	4,600	5,264

Brazilian Government International Bond	10.500%	7/14/14	5,725	7,060
Brazilian Government International Bond	7.875%	3/7/15	11,325	13,318
Canada Government International Bond	2.375%	9/10/14	9,475	9,953
Chile Government International Bond	5.500%	1/15/13	3,550	3,739
China Development Bank Corp.	4.750%	10/8/14	1,375	1,469
China Development Bank Corp.	5.000%	10/15/15	3,450	3,739
Colombia Government International Bond	10.750%	1/15/13	1,500	1,661
Colombia Government International Bond	8.250%	12/22/14	4,000	4,680
Corp. Andina de Fomento	5.200%	5/21/13	5,575	5,873
Corp. Andina de Fomento	5.125%	5/5/15	4,025	4,337
Corp. Andina de Fomento	3.750%	1/15/16	1,850	1,873
Council Of Europe Development Bank	1.500%	1/15/15	3,000	3,063
Council Of Europe Development Bank	2.750%	2/10/15	3,700	3,915
Council Of Europe Development Bank	2.625%	2/16/16	4,600	4,887
Council Of Europe Development Bank	1.250%	9/22/16	2,000	1,995
Eksportfinans ASA	1.875%	4/2/13	5,350	5,455
Eksportfinans ASA	3.000%	11/17/14	4,825	5,083
Eksportfinans ASA	2.000%	9/15/15	8,375	8,544
Eksportfinans ASA	2.375%	5/25/16	2,650	2,758
Eksportfinans ASA	5.500%	5/25/16	3,125	3,678
European Bank for Reconstruction &
Development	3.625%	6/17/13	3,000	3,160
European Bank for Reconstruction &
Development	5.000%	5/19/14	3,400	3,784
European Bank for Reconstruction &
Development	2.750%	4/20/15	6,250	6,631
European Bank for Reconstruction &
Development	1.625%	9/3/15	1,750	1,769
European Bank for Reconstruction &
Development	2.500%	3/15/16	9,950	10,582
European Investment Bank	1.625%	3/15/13	6,000	6,096
European Investment Bank	3.250%	5/15/13	7,750	8,063
European Investment Bank	1.875%	6/17/13	14,500	14,806
European Investment Bank	4.250%	7/15/13	16,950	18,050
European Investment Bank	1.250%	9/17/13	14,150	14,340
European Investment Bank	1.250%	2/14/14	69,625	70,470
European Investment Bank	2.375%	3/14/14	8,175	8,503
European Investment Bank	3.000%	4/8/14	8,000	8,443
European Investment Bank	1.500%	5/15/14	24,825	25,295
European Investment Bank	4.625%	5/15/14	4,350	4,782
European Investment Bank	3.125%	6/4/14	28,950	30,755
European Investment Bank	1.125%	8/15/14	29,050	29,320
European Investment Bank	2.875%	1/15/15	11,000	11,743
European Investment Bank	2.750%	3/23/15	11,225	11,946
European Investment Bank	1.625%	9/1/15	24,675	25,279
European Investment Bank	1.375%	10/20/15	13,500	13,708
European Investment Bank	2.250%	3/15/16	9,350	9,759
European Investment Bank	2.500%	5/16/16	12,900	13,630
European Investment Bank	2.125%	7/15/16	11,500	11,974
European Investment Bank	5.125%	9/13/16	4,000	4,739
European Investment Bank	1.250%	10/14/16	4,500	4,480
7 Export Development Canada	4.500%	10/25/12	7,500	7,827
Export Development Canada	3.125%	4/24/14	8,050	8,566
Export Development Canada	1.500%	5/15/14	6,000	6,154
Export Development Canada	2.250%	5/28/15	4,725	4,983
Export Development Canada	1.250%	10/27/15	3,000	3,049
Export-Import Bank of Korea	5.500%	10/17/12	7,850	8,125

Export-Import Bank of Korea	8.125%	1/21/14	8,300	9,286
Export-Import Bank of Korea	5.875%	1/14/15	5,175	5,502
Export-Import Bank of Korea	5.125%	3/16/15	1,700	1,779
Export-Import Bank of Korea	4.125%	9/9/15	7,125	7,239
Financement-Quebec	5.000%	10/25/12	2,000	2,091
Hungary Government International Bond	4.750%	2/3/15	5,350	5,216
Hydro Quebec	8.000%	2/1/13	2,000	2,183
Hydro Quebec	2.000%	6/30/16	7,525	7,684
Inter-American Development Bank	4.750%	10/19/12	15,500	16,206
Inter-American Development Bank	1.750%	10/22/12	15,250	15,441
Inter-American Development Bank	3.500%	3/15/13	3,000	3,134
Inter-American Development Bank	1.625%	7/15/13	10,225	10,429
Inter-American Development Bank	3.000%	4/22/14	10,550	11,190
Inter-American Development Bank	4.500%	9/15/14	3,000	3,335
Inter-American Development Bank	2.250%	7/15/15	6,975	7,325
Inter-American Development Bank	4.250%	9/14/15	5,550	6,244
International Bank for Reconstruction &
Development	3.625%	5/21/13	5,500	5,776
International Bank for Reconstruction &
Development	1.750%	7/15/13	29,400	30,073
International Bank for Reconstruction &
Development	3.500%	10/8/13	9,490	10,041
International Bank for Reconstruction &
Development	2.375%	5/26/15	22,650	23,931
International Bank for Reconstruction &
Development	2.125%	3/15/16	27,900	29,226
International Bank for Reconstruction &
Development	5.000%	4/1/16	4,600	5,374
International Bank for Reconstruction &
Development	1.000%	9/15/16	22,000	21,889
International Finance Corp.	3.000%	4/22/14	22,625	23,839
International Finance Corp.	2.750%	4/20/15	13,550	14,454
Israel Government International Bond	4.625%	6/15/13	2,350	2,448
Israel Government International Bond	5.125%	3/1/14	2,000	2,142
8 Japan Bank for International Cooperation	4.375%	11/26/12	2,200	2,295
8 Japan Bank for International Cooperation	4.250%	6/18/13	6,150	6,521
8 Japan Finance Corp.	2.125%	11/5/12	14,000	14,224
8 Japan Finance Corp.	2.875%	2/2/15	6,600	6,978
8 Japan Finance Corp.	1.875%	9/24/15	4,200	4,287
8 Japan Finance Corp.	2.500%	1/21/16	6,200	6,492
8 Japan Finance Corp.	2.500%	5/18/16	6,300	6,600
8 Japan Finance Corp.	2.250%	7/13/16	11,900	12,324
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	5,075	5,688
Korea Development Bank	5.300%	1/17/13	10,150	10,538
Korea Development Bank	5.750%	9/10/13	5,525	5,867
Korea Development Bank	8.000%	1/23/14	5,000	5,581
Korea Development Bank	4.375%	8/10/15	11,275	11,523
Korea Development Bank	3.250%	3/9/16	1,875	1,823
Korea Finance Corp.	3.250%	9/20/16	4,200	4,032
9 Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	26,150	26,633
9 Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	28,300	29,433
9 Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,375	12,978
9 Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	26,825	27,262
9 Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	6,125	6,544
9 Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	16,775	17,070
9 Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	9,425	10,086
9 Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	24,900	25,476

9	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	20,825	22,068
9	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	10,650	11,321
9	Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	26,725	26,847
9	Kreditanstalt fuer Wiederaufbau	2.625%	2/16/16	18,050	19,185
9	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	10,875	12,724
9	Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	18,175	18,844
9	Kreditanstalt fuer Wiederaufbau	1.250%	10/5/16	6,800	6,779
9	Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,100	2,182
9	Landwirtschaftliche Rentenbank	4.125%	7/15/13	1,000	1,066
9	Landwirtschaftliche Rentenbank	2.500%	2/15/16	10,150	10,703
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	7,575	7,851
	Mexico Government International Bond	6.375%	1/16/13	5,400	5,719
	Mexico Government International Bond	5.875%	2/17/14	18,900	20,393
	Mexico Government International Bond	6.625%	3/3/15	7,900	8,907
	Mexico Government International Bond	11.375%	9/15/16	1,725	2,419
	Nordic Investment Bank	1.625%	1/28/13	6,900	7,012
	Nordic Investment Bank	2.625%	10/6/14	6,700	7,063
	Nordic Investment Bank	2.500%	7/15/15	1,325	1,404
	Nordic Investment Bank	2.250%	3/15/16	4,825	5,077
[10] Oesterreichische Kontrollbank AG		4.750%	11/8/11	3,500	3,514
[10] Oesterreichische Kontrollbank AG		4.750%	10/16/12	7,725	8,079
[10] Oesterreichische Kontrollbank AG		1.750%	3/11/13	7,650	7,791
[10] Oesterreichische Kontrollbank AG		1.750%	10/5/15	12,000	12,236
[10] Oesterreichische Kontrollbank AG		4.875%	2/16/16	5,000	5,766
[10] Oesterreichische Kontrollbank AG		2.000%	6/3/16	1,050	1,081
	Ontario Electricity Financial Corp.	7.450%	3/31/13	1,000	1,097
	Panama Government International Bond	7.250%	3/15/15	6,000	6,846
	Peruvian Government International Bond	9.875%	2/6/15	2,500	3,037
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	2,500	2,766
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	1,625	1,869
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	19,750	19,653
	Petroleos Mexicanos	4.875%	3/15/15	9,250	9,716
	Poland Government International Bond	5.250%	1/15/14	3,975	4,184
	Poland Government International Bond	3.875%	7/16/15	6,595	6,661
	Province of British Columbia	2.850%	6/15/15	6,075	6,474
	Province of British Columbia	2.100%	5/18/16	8,500	8,810
	Province of Manitoba	2.125%	4/22/13	1,950	1,999
	Province of Manitoba	1.375%	4/28/14	1,600	1,629
	Province of Manitoba	2.625%	7/15/15	4,525	4,756
	Province of Nova Scotia	2.375%	7/21/15	3,850	3,996
	Province of Ontario	1.875%	11/19/12	21,250	21,599
	Province of Ontario	1.375%	1/27/14	15,425	15,676
	Province of Ontario	4.100%	6/16/14	39,400	42,647
	Province of Ontario	2.950%	2/5/15	18,525	19,677
	Province of Ontario	2.700%	6/16/15	5,750	6,011
	Province of Ontario	1.875%	9/15/15	900	915
	Province of Ontario	2.300%	5/10/16	14,300	14,784
	Province of Ontario	1.600%	9/21/16	4,275	4,260
	Province of Saskatchewan	7.375%	7/15/13	1,000	1,120
	Quebec	4.875%	5/5/14	7,700	8,480
	Quebec	4.600%	5/26/15	7,400	8,307
	Republic of Italy	2.125%	10/5/12	23,150	22,774
	Republic of Italy	2.125%	9/16/13	3,925	3,758
	Republic of Italy	4.500%	1/21/15	5,650	5,579
	Republic of Italy	3.125%	1/26/15	16,450	15,381
	Republic of Italy	4.750%	1/25/16	9,000	8,775
	Republic of Italy	5.250%	9/20/16	19,200	19,008

Republic of Korea	4.250%	6/1/13	3,225	3,329
Republic of Korea	5.750%	4/16/14	6,350	6,854
Republic of Korea	4.875%	9/22/14	3,925	4,202
South Africa Government International Bond	6.500%	6/2/14	5,050	5,587
Svensk Exportkredit AB	3.250%	9/16/14	4,850	5,152
Svensk Exportkredit AB	1.750%	10/20/15	4,400	4,477
Svensk Exportkredit AB	2.125%	7/13/16	5,500	5,654
Total Sovereign Bonds (Cost $1,695,420)				1,743,080
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	1,600	1,708
California GO	5.250%	4/1/14	2,300	2,506
California GO	3.950%	11/1/15	3,300	3,525
California GO	5.650%	4/1/39	2,250	2,389
Illinois GO	2.766%	1/1/12	5,700	5,729
Illinois GO	4.071%	1/1/14	6,980	7,188
Illinois GO	4.511%	3/1/15	550	574
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute)	3.450%	9/1/14	1,100	1,174
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	700	718
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	1,500	1,574
University of California Revenue	0.887%	7/1/13	1,050	1,052
Total Taxable Municipal Bonds (Cost $27,142)				28,137
			Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
[11] Vanguard Market Liquidity Fund (Cost
$169,676)	0.144%		169,675,634	169,676

Total Investments (100.1%) (Cost $22,697,032)				23,237,303
Other Assets and Liabilities-Net (-0.1%)				(18,706)
Net Assets (100%)				23,218,597

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the National Credit Union Administration.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $40,318,000, representing 0.2% of net assets.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Non-income-producing security--security in default.
7 Guaranteed by the Government of Canada.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Short-Term Bond Index Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	16,219,250	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	16,670	—
Corporate Bonds	—	5,060,490	—
Sovereign Bonds	—	1,743,080	—
Taxable Municipal Bonds	—	28,137	—
Temporary Cash Investments	169,676	—	—
Total	169,676	23,067,627	—

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011:

Investments in
Corporate Bonds
Amount valued based on Level 3 Inputs	($000)
Balance as of (December 31, 2010)	5
Change in Unrealized Appreciation (Depreciation)	(5)
Balance as of (September 30, 2011)	—

C. At September 30, 2011, the cost of investment securities for tax purposes was $22,697,032,000. Net unrealized appreciation of investment securities for tax purposes was $540,271,000, consisting of unrealized gains of $577,901,000 on securities that had risen in value since their purchase and $37,630,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments
As of September 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (56.0%)
U.S. Government Securities (52.9%)
United States Treasury Note/Bond	1.500%	6/30/16	10,000	10,284
United States Treasury Note/Bond	3.250%	6/30/16	30,000	33,323
United States Treasury Note/Bond	1.000%	8/31/16	2,100	2,107
United States Treasury Note/Bond	3.000%	8/31/16	6,190	6,808
United States Treasury Note/Bond	1.000%	9/30/16	6,700	6,716
United States Treasury Note/Bond	3.000%	9/30/16	102,570	112,827
United States Treasury Note/Bond	3.125%	10/31/16	184,305	204,004
United States Treasury Note/Bond	4.625%	11/15/16	52,720	62,317
United States Treasury Note/Bond	7.500%	11/15/16	106,820	141,737
United States Treasury Note/Bond	2.750%	11/30/16	119,680	130,302
United States Treasury Note/Bond	3.250%	12/31/16	172,005	191,679
United States Treasury Note/Bond	3.125%	1/31/17	154,145	170,884
United States Treasury Note/Bond	4.625%	2/15/17	66,420	78,874
United States Treasury Note/Bond	3.000%	2/28/17	94,460	104,157
United States Treasury Note/Bond	3.250%	3/31/17	97,840	109,214
United States Treasury Note/Bond	3.125%	4/30/17	4,150	4,608
United States Treasury Note/Bond	4.500%	5/15/17	119,410	141,650
United States Treasury Note/Bond	8.750%	5/15/17	98,070	139,213
United States Treasury Note/Bond	2.750%	5/31/17	50,595	55,149
United States Treasury Note/Bond	2.500%	6/30/17	41,155	44,286
United States Treasury Note/Bond	2.375%	7/31/17	3,500	3,740
United States Treasury Note/Bond	4.750%	8/15/17	162,305	195,552
United States Treasury Note/Bond	8.875%	8/15/17	71,285	102,739
United States Treasury Note/Bond	1.875%	8/31/17	3,765	3,914
United States Treasury Note/Bond	1.875%	9/30/17	46,480	48,296
United States Treasury Note/Bond	4.250%	11/15/17	2,315	2,733
United States Treasury Note/Bond	2.625%	1/31/18	2,225	2,410
United States Treasury Note/Bond	3.500%	2/15/18	99,085	112,663
United States Treasury Note/Bond	2.875%	3/31/18	8,645	9,499
United States Treasury Note/Bond	2.625%	4/30/18	10,000	10,823
United States Treasury Note/Bond	3.875%	5/15/18	152,280	177,025
United States Treasury Note/Bond	2.375%	5/31/18	50	53
United States Treasury Note/Bond	4.000%	8/15/18	229,280	269,010
United States Treasury Note/Bond	1.500%	8/31/18	375	377
United States Treasury Note/Bond	3.750%	11/15/18	295,245	341,976
United States Treasury Note/Bond	2.750%	2/15/19	188,060	204,692
United States Treasury Note/Bond	8.875%	2/15/19	51,850	78,982
United States Treasury Note/Bond	3.125%	5/15/19	394,410	439,889
United States Treasury Note/Bond	3.625%	8/15/19	390,915	450,408
United States Treasury Note/Bond	3.375%	11/15/19	368,034	417,833
United States Treasury Note/Bond	3.625%	2/15/20	392,967	454,183
United States Treasury Note/Bond	3.500%	5/15/20	368,735	422,836
United States Treasury Note/Bond	8.750%	5/15/20	31,875	50,074
United States Treasury Note/Bond	2.625%	8/15/20	235,085	252,129
United States Treasury Note/Bond	8.750%	8/15/20	14,970	23,667
United States Treasury Note/Bond	2.625%	11/15/20	99,462	106,487
United States Treasury Note/Bond	3.625%	2/15/21	233,935	270,635
United States Treasury Note/Bond	3.125%	5/15/21	245,788	273,247
United States Treasury Note/Bond	8.125%	5/15/21	10,200	15,894

	United States Treasury Note/Bond	2.125%	8/15/21	407,905	415,871
					6,907,776
Agency Bonds and Notes (3.1%)
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	6,733
1	Federal Home Loan Banks	4.750%	12/16/16	13,620	15,945
1	Federal Home Loan Banks	4.875%	5/17/17	24,465	29,014
1	Federal Home Loan Banks	5.000%	11/17/17	13,065	15,678
1	Federal Home Loan Banks	5.375%	8/15/18	14,025	17,177
1	Federal Home Loan Banks	5.125%	8/15/19	5,220	6,352
1	Federal Home Loan Banks	4.125%	3/13/20	15,875	18,104
1	Federal Home Loan Banks	5.625%	6/11/21	2,750	3,473
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	7,000	8,290
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	18,500	22,263
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	9,500	11,353
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	52,530	59,351
1	Federal National Mortgage Assn.	4.875%	12/15/16	23,945	28,193
1	Federal National Mortgage Assn.	5.000%	2/13/17	45,625	54,023
1	Federal National Mortgage Assn.	5.000%	5/11/17	16,800	19,968
1	Federal National Mortgage Assn.	5.375%	6/12/17	16,000	19,349
1	Federal National Mortgage Assn.	0.000%	10/9/19	15,300	11,587
1	Financing Corp. Fico	9.400%	2/8/18	1,475	2,130
1	Financing Corp. Fico	10.350%	8/3/18	2,170	3,341
1	Financing Corp. Fico	9.650%	11/2/18	10,145	15,150
1	Financing Corp. Fico	8.600%	9/26/19	1,275	1,886
	Private Export Funding Corp.	2.250%	12/15/17	3,225	3,309
	Private Export Funding Corp.	4.375%	3/15/19	7,000	8,089
1	Tennessee Valley Authority	5.500%	7/18/17	6,200	7,505
1	Tennessee Valley Authority	6.250%	12/15/17	2,600	3,288
1	Tennessee Valley Authority	4.500%	4/1/18	5,300	6,169
1	Tennessee Valley Authority	3.875%	2/15/21	6,100	6,863
					404,583
Total U.S. Government and Agency Obligations (Cost $6,593,080)					7,312,359
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	240
2	Bank of Scotland plc	5.250%	2/21/17	2,225	2,451
[2,3] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	217	234
2	Northern Rock Asset Management plc	5.625%	6/22/17	4,825	5,271
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,471)					8,196
Corporate Bonds (36.8%)
Finance (12.7%)
	Banking (8.1%)
	American Express Bank FSB	6.000%	9/13/17	650	733
	American Express Centurion Bank	5.950%	6/12/17	3,275	3,670
	American Express Centurion Bank	6.000%	9/13/17	1,075	1,207
	American Express Co.	6.150%	8/28/17	7,575	8,682
	American Express Co.	7.000%	3/19/18	10,800	12,791
	American Express Co.	8.125%	5/20/19	10,025	12,669
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,282
2	BanColombia SA	5.950%	6/3/21	1,675	1,643
	Bank of America Corp.	5.625%	10/14/16	3,075	2,920
	Bank of America Corp.	5.420%	3/15/17	8,675	7,544
	Bank of America Corp.	6.000%	9/1/17	3,850	3,669
	Bank of America Corp.	5.750%	12/1/17	6,325	5,942
	Bank of America Corp.	5.650%	5/1/18	27,795	25,959
	Bank of America Corp.	7.625%	6/1/19	9,100	9,466

	Bank of America Corp.	5.625%	7/1/20	25,770	23,706
	Bank of America Corp.	5.875%	1/5/21	3,400	3,130
	Bank of America NA	5.300%	3/15/17	15,050	13,452
	Bank of America NA	6.100%	6/15/17	500	464
	Bank of New York Mellon Corp.	5.450%	5/15/19	3,760	4,298
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,675	4,033
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,118
	Barclays Bank plc	6.750%	5/22/19	7,500	8,196
	Barclays Bank plc	5.125%	1/8/20	16,100	15,800
	BB&T Corp.	6.850%	4/30/19	3,475	4,280
	Bear Stearns Cos. LLC	5.550%	1/22/17	12,725	13,205
	Bear Stearns Cos. LLC	6.400%	10/2/17	16,300	18,519
	Bear Stearns Cos. LLC	7.250%	2/1/18	3,350	3,931
	BNP Paribas SA	5.000%	1/15/21	13,950	13,789
	Capital One Bank USA NA	8.800%	7/15/19	4,025	4,618
	Capital One Financial Corp.	6.750%	9/15/17	8,850	10,089
	Capital One Financial Corp.	4.750%	7/15/21	7,375	7,342
[2,3] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	2,100	2,409
	Citigroup Inc.	5.500%	2/15/17	10,250	10,047
	Citigroup Inc.	6.000%	8/15/17	13,775	14,693
	Citigroup Inc.	6.125%	11/21/17	10,675	11,427
	Citigroup Inc.	6.125%	5/15/18	17,100	18,363
	Citigroup Inc.	8.500%	5/22/19	8,650	10,382
	Citigroup Inc.	5.375%	8/9/20	10,676	10,992
	Comerica Bank	5.750%	11/21/16	3,225	3,589
	Comerica Bank	5.200%	8/22/17	3,025	3,321
	Compass Bank	6.400%	10/1/17	1,800	1,904
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	6,175	6,661
3	Credit Suisse AG	5.860%	5/29/49	6,200	4,852
	Credit Suisse New York	6.000%	2/15/18	14,175	14,295
	Credit Suisse New York	5.300%	8/13/19	4,775	4,815
	Credit Suisse New York	5.400%	1/14/20	6,475	6,225
	Credit Suisse New York	4.375%	8/5/20	10,750	10,351
	Deutsche Bank AG	6.000%	9/1/17	13,000	14,294
	Discover Bank	8.700%	11/18/19	2,350	2,703
	Discover Bank	7.000%	4/15/20	2,400	2,549
	Fifth Third Bancorp	5.450%	1/15/17	3,750	3,974
	Fifth Third Bancorp	4.500%	6/1/18	2,250	2,211
3	Fifth Third Capital Trust IV	6.500%	4/15/67	5,750	5,462
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,394
	Goldman Sachs Group Inc.	5.750%	10/1/16	2,750	2,890
	Goldman Sachs Group Inc.	5.625%	1/15/17	12,625	12,365
	Goldman Sachs Group Inc.	6.250%	9/1/17	17,075	17,760
	Goldman Sachs Group Inc.	5.950%	1/18/18	15,375	15,805
	Goldman Sachs Group Inc.	6.150%	4/1/18	15,175	15,676
	Goldman Sachs Group Inc.	7.500%	2/15/19	5,960	6,587
	Goldman Sachs Group Inc.	5.375%	3/15/20	16,800	16,629
	Goldman Sachs Group Inc.	6.000%	6/15/20	9,565	9,780
	Goldman Sachs Group Inc.	5.250%	7/27/21	14,375	14,236
2	HBOS plc	6.750%	5/21/18	925	806
	HSBC Bank USA NA	4.875%	8/24/20	9,075	8,506
	HSBC Holdings plc	5.100%	4/5/21	9,500	9,857
	HSBC USA Inc.	5.000%	9/27/20	6,500	6,137
	Huntington Bancshares Inc.	7.000%	12/15/20	4,175	4,651
	JPMorgan Chase & Co.	6.125%	6/27/17	3,900	4,269
	JPMorgan Chase & Co.	6.000%	1/15/18	25,625	28,644
	JPMorgan Chase & Co.	6.300%	4/23/19	18,525	20,934

	JPMorgan Chase & Co.	4.400%	7/22/20	11,815	11,929
	JPMorgan Chase & Co.	4.250%	10/15/20	23,525	23,426
	JPMorgan Chase & Co.	4.625%	5/10/21	2,508	2,568
	JPMorgan Chase & Co.	4.350%	8/15/21	4,275	4,317
	JPMorgan Chase Bank NA	6.000%	10/1/17	6,525	6,827
	KeyCorp	5.100%	3/24/21	2,300	2,325
	Lloyds TSB Bank plc	6.375%	1/21/21	14,725	14,479
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	700	745
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	2,015	2,108
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	6,004
3	Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	2,383
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,075	6,317
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	9,750	9,310
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,850	31,353
	Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	3,824
	Morgan Stanley	5.750%	10/18/16	1,400	1,375
	Morgan Stanley	5.450%	1/9/17	7,325	7,070
	Morgan Stanley	5.550%	4/27/17	18,325	17,742
	Morgan Stanley	6.250%	8/28/17	12,000	11,834
	Morgan Stanley	5.950%	12/28/17	15,225	14,849
	Morgan Stanley	6.625%	4/1/18	13,430	13,394
	Morgan Stanley	7.300%	5/13/19	12,675	13,017
	Morgan Stanley	5.625%	9/23/19	17,950	16,661
	Morgan Stanley	5.500%	1/26/20	5,350	4,921
	Morgan Stanley	5.500%	7/24/20	6,925	6,281
	Morgan Stanley	5.750%	1/25/21	14,000	12,828
	Morgan Stanley	5.500%	7/28/21	5,500	5,080
	National City Bank	5.800%	6/7/17	4,000	4,376
	National City Corp.	6.875%	5/15/19	1,700	1,946
	Northern Trust Co.	6.500%	8/15/18	1,275	1,536
	Northern Trust Corp.	3.450%	11/4/20	950	964
	Northern Trust Corp.	3.375%	8/23/21	2,750	2,791
	PNC Bank NA	4.875%	9/21/17	2,950	3,091
	PNC Bank NA	6.000%	12/7/17	1,125	1,232
	PNC Funding Corp.	5.625%	2/1/17	7,625	8,291
	PNC Funding Corp.	6.700%	6/10/19	3,375	4,079
	PNC Funding Corp.	5.125%	2/8/20	6,010	6,648
	PNC Funding Corp.	4.375%	8/11/20	1,200	1,263
	Royal Bank of Scotland Group plc	4.700%	7/3/18	800	644
	Royal Bank of Scotland Group plc	6.400%	10/21/19	12,850	12,285
	Royal Bank Of Scotland NV	4.650%	6/4/18	1,925	1,758
	Royal Bank of Scotland plc	5.625%	8/24/20	925	892
	Royal Bank of Scotland plc	6.125%	1/11/21	6,325	6,262
	Sovereign Bank	8.750%	5/30/18	2,825	3,220
[2,3] Standard Chartered plc		6.409%	12/31/49	1,500	1,271
	State Street Bank and Trust Co.	5.250%	10/15/18	1,000	1,104
	State Street Corp.	4.956%	3/15/18	4,175	4,410
	State Street Corp.	4.375%	3/7/21	4,500	4,864
	SunTrust Bank	7.250%	3/15/18	3,550	4,130
	SunTrust Banks Inc.	6.000%	9/11/17	1,925	2,102
	UBS AG	5.875%	12/20/17	14,775	15,136
	UBS AG	5.750%	4/25/18	15,475	15,833
	UBS AG	4.875%	8/4/20	8,375	8,020
	US Bancorp	4.125%	5/24/21	1,600	1,718
	Wachovia Bank NA	6.000%	11/15/17	5,275	5,786
	Wachovia Corp.	5.625%	10/15/16	4,000	4,296
	Wachovia Corp.	5.750%	6/15/17	10,450	11,772
	Wachovia Corp.	5.750%	2/1/18	10,450	11,832

Wells Fargo & Co.	5.625%	12/11/17	16,075	18,116
Wells Fargo & Co.	4.600%	4/1/21	10,825	11,539
Westpac Banking Corp.	4.875%	11/19/19	11,275	11,749

Brokerage (0.4%)
Ameriprise Financial Inc.	7.300%	6/28/19	600	746
Ameriprise Financial Inc.	5.300%	3/15/20	4,500	4,947
BlackRock Inc.	6.250%	9/15/17	2,950	3,410
BlackRock Inc.	5.000%	12/10/19	3,900	4,317
BlackRock Inc.	4.250%	5/24/21	4,500	4,711
Charles Schwab Corp.	4.450%	7/22/20	4,050	4,259
Franklin Resources Inc.	4.625%	5/20/20	2,250	2,471
2 GFI Group Inc.	8.375%	7/19/18	1,075	1,058
Jefferies Group Inc.	5.125%	4/13/18	8,342	7,871
Jefferies Group Inc.	8.500%	7/15/19	3,375	3,692
Jefferies Group Inc.	6.875%	4/15/21	37	38
Lazard Group LLC	6.850%	6/15/17	5,525	6,060
Nomura Holdings Inc.	6.700%	3/4/20	5,100	5,934
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,432

Finance Companies (1.1%)
Discover Financial Services	6.450%	6/12/17	3,500	3,628
3 GE Capital Trust I	6.375%	11/15/67	425	400
General Electric Capital Corp.	5.400%	2/15/17	12,600	13,738
General Electric Capital Corp.	5.625%	9/15/17	2,450	2,672
General Electric Capital Corp.	5.625%	5/1/18	40,175	43,656
General Electric Capital Corp.	6.000%	8/7/19	6,925	7,771
General Electric Capital Corp.	5.500%	1/8/20	4,475	4,924
General Electric Capital Corp.	5.550%	5/4/20	3,025	3,363
General Electric Capital Corp.	4.375%	9/16/20	8,425	8,530
General Electric Capital Corp.	4.625%	1/7/21	1,800	1,861
General Electric Capital Corp.	5.300%	2/11/21	8,300	8,542
3 General Electric Capital Corp.	6.375%	11/15/67	14,525	13,653
2 HSBC Finance Corp.	6.676%	1/15/21	16,659	16,396
SLM Corp.	8.450%	6/15/18	11,375	11,833
SLM Corp.	8.000%	3/25/20	5,250	5,200

Insurance (2.1%)
ACE INA Holdings Inc.	5.700%	2/15/17	2,400	2,708
ACE INA Holdings Inc.	5.800%	3/15/18	1,850	2,127
ACE INA Holdings Inc.	5.900%	6/15/19	1,925	2,269
Aetna Inc.	6.500%	9/15/18	1,450	1,760
Aetna Inc.	4.125%	6/1/21	6,675	7,061
Aflac Inc.	8.500%	5/15/19	3,400	4,209
Alleghany Corp.	5.625%	9/15/20	1,450	1,525
Allstate Corp.	6.750%	5/15/18	1,000	1,164
Allstate Corp.	7.450%	5/16/19	2,000	2,448
3 Allstate Corp.	6.125%	5/15/67	2,575	2,292
Alterra Finance LLC	6.250%	9/30/20	1,565	1,681
American Financial Group Inc.	9.875%	6/15/19	2,625	3,261
American International Group Inc.	5.600%	10/18/16	875	862
American International Group Inc.	5.450%	5/18/17	6,425	6,101
American International Group Inc.	5.850%	1/16/18	13,125	13,051
American International Group Inc.	8.250%	8/15/18	8,620	9,591
American International Group Inc.	6.400%	12/15/20	8,990	9,122
AON Corp.	5.000%	9/30/20	1,100	1,203
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,075	1,133
Axis Specialty Finance LLC	5.875%	6/1/20	4,975	5,117

Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,400	6,173
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,575	2,715
Chubb Corp.	5.750%	5/15/18	3,500	4,129
3 Chubb Corp.	6.375%	3/29/67	3,975	3,839
CIGNA Corp.	5.125%	6/15/20	1,491	1,624
CIGNA Corp.	4.375%	12/15/20	650	673
CIGNA Corp.	4.500%	3/15/21	3,700	3,827
CNA Financial Corp.	7.350%	11/15/19	2,240	2,507
CNA Financial Corp.	5.875%	8/15/20	1,800	1,839
CNA Financial Corp.	5.750%	8/15/21	925	935
Coventry Health Care Inc.	5.950%	3/15/17	3,000	3,348
Coventry Health Care Inc.	5.450%	6/15/21	1,250	1,346
Genworth Financial Inc.	8.625%	12/15/16	3,500	3,496
Genworth Financial Inc.	7.700%	6/15/20	1,000	892
Genworth Financial Inc.	7.200%	2/15/21	575	495
Genworth Financial Inc.	7.625%	9/24/21	1,225	1,053
Hanover Insurance Group Inc.	6.375%	6/15/21	425	454
Hartford Financial Services Group Inc.	5.500%	10/15/16	4,525	4,668
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,200	2,246
Hartford Financial Services Group Inc.	6.000%	1/15/19	875	885
Hartford Financial Services Group Inc.	5.500%	3/30/20	510	503
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,776
Humana Inc.	7.200%	6/15/18	5,205	6,182
Humana Inc.	6.300%	8/1/18	785	891
Lincoln National Corp.	8.750%	7/1/19	6,451	7,656
Lincoln National Corp.	6.250%	2/15/20	3,250	3,489
Manulife Financial Corp.	4.900%	9/17/20	3,250	3,343
Markel Corp.	7.125%	9/30/19	1,617	1,884
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,950	2,609
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,550	2,691
MetLife Inc.	6.817%	8/15/18	5,500	6,473
MetLife Inc.	7.717%	2/15/19	3,829	4,669
MetLife Inc.	4.750%	2/8/21	3,675	3,813
PartnerRe Finance B LLC	5.500%	6/1/20	4,700	4,861
Principal Financial Group Inc.	8.875%	5/15/19	1,750	2,227
Progressive Corp.	3.750%	8/23/21	1,900	1,946
3 Progressive Corp.	6.700%	6/15/67	4,650	4,580
Protective Life Corp.	7.375%	10/15/19	1,600	1,770
Prudential Financial Inc.	6.000%	12/1/17	6,150	6,561
Prudential Financial Inc.	7.375%	6/15/19	6,695	7,955
Prudential Financial Inc.	5.375%	6/21/20	3,500	3,727
Reinsurance Group of America Inc.	5.000%	6/1/21	3,500	3,648
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	438
Travelers Cos. Inc.	5.750%	12/15/17	3,550	4,069
Travelers Cos. Inc.	5.800%	5/15/18	3,225	3,730
Travelers Cos. Inc.	5.900%	6/2/19	3,075	3,543
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,194
UnitedHealth Group Inc.	6.000%	2/15/18	10,220	12,161
UnitedHealth Group Inc.	4.700%	2/15/21	2,325	2,570
Unum Group	5.625%	9/15/20	1,650	1,766
WellPoint Inc.	5.250%	1/15/16	5,900	6,543
WellPoint Inc.	5.875%	6/15/17	4,600	5,252
WellPoint Inc.	4.350%	8/15/20	2,005	2,133
Willis Group Holdings plc	5.750%	3/15/21	3,750	3,929
Willis North America Inc.	6.200%	3/28/17	1,625	1,776
Willis North America Inc.	7.000%	9/29/19	3,250	3,695
WR Berkley Corp.	5.375%	9/15/20	2,250	2,342

XL Group Ltd.	5.750%	10/1/21	1,725	1,716

Other Finance (0.0%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,700	2,690
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,804

Real Estate Investment Trusts (1.0%)
Boston Properties LP	5.875%	10/15/19	875	964
Boston Properties LP	5.625%	11/15/20	4,775	5,226
Boston Properties LP	4.125%	5/15/21	2,095	2,041
Brandywine Operating Partnership LP	5.700%	5/1/17	3,025	3,085
Camden Property Trust	5.700%	5/15/17	1,800	1,970
CommonWealth REIT	6.250%	6/15/17	3,200	3,519
Digital Realty Trust LP	5.250%	3/15/21	5,575	5,552
Duke Realty LP	5.950%	2/15/17	4,975	5,277
Duke Realty LP	8.250%	8/15/19	1,125	1,296
Duke Realty LP	6.750%	3/15/20	350	364
ERP Operating LP	5.750%	6/15/17	1,675	1,864
ERP Operating LP	4.750%	7/15/20	2,250	2,361
HCP Inc.	6.000%	1/30/17	2,875	3,037
HCP Inc.	6.700%	1/30/18	4,500	4,895
HCP Inc.	5.375%	2/1/21	10,120	10,169
Health Care REIT Inc.	4.700%	9/15/17	1,850	1,866
Health Care REIT Inc.	6.125%	4/15/20	2,250	2,328
Health Care REIT Inc.	4.950%	1/15/21	2,425	2,353
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,200	1,307
Hospitality Properties Trust	5.625%	3/15/17	3,150	3,234
Kilroy Realty LP	4.800%	7/15/18	5,950	5,747
Kimco Realty Corp.	6.875%	10/1/19	2,957	3,373
Liberty Property LP	5.500%	12/15/16	113	123
Liberty Property LP	6.625%	10/1/17	2,000	2,288
Liberty Property LP	4.750%	10/1/20	2,410	2,400
Mack-Cali Realty LP	7.750%	8/15/19	975	1,157
National Retail Properties Inc.	6.875%	10/15/17	3,000	3,350
ProLogis LP	4.500%	8/15/17	1,200	1,132
ProLogis LP	7.375%	10/30/19	2,600	2,790
ProLogis LP	6.625%	12/1/19	2,225	2,360
ProLogis LP	6.875%	3/15/20	5,300	5,601
Realty Income Corp.	6.750%	8/15/19	3,150	3,624
Realty Income Corp.	5.750%	1/15/21	1,000	1,062
Regency Centers LP	5.875%	6/15/17	3,000	3,267
Simon Property Group LP	5.250%	12/1/16	8,675	9,392
Simon Property Group LP	6.125%	5/30/18	3,225	3,640
Simon Property Group LP	5.650%	2/1/20	10,800	11,924
Simon Property Group LP	4.375%	3/1/21	1,235	1,252
UDR Inc.	4.250%	6/1/18	850	869
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,650	2,559
				1,660,680
Industrial (19.8%)
Basic Industry (2.4%)
Agrium Inc.	6.750%	1/15/19	1,750	2,118
Albemarle Corp.	4.500%	12/15/20	1,050	1,131
Alcoa Inc.	5.550%	2/1/17	4,850	5,034
Alcoa Inc.	6.750%	7/15/18	9,800	10,424
Alcoa Inc.	6.150%	8/15/20	3,250	3,292
Alcoa Inc.	5.400%	4/15/21	7,025	6,694
Allegheny Technologies Inc.	5.950%	1/15/21	3,735	3,851

AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,660	2,654
ArcelorMittal	6.125%	6/1/18	9,343	9,054
ArcelorMittal	9.850%	6/1/19	8,250	9,410
ArcelorMittal	5.250%	8/5/20	325	296
ArcelorMittal	5.500%	3/1/21	10,975	9,835
Barrick Gold Corp.	6.950%	4/1/19	6,100	7,406
Barrick North America Finance LLC	6.800%	9/15/18	2,150	2,627
Barrick North America Finance LLC	4.400%	5/30/21	3,575	3,661
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	2,300	2,610
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	9,150	11,176
Carpenter Technology Corp.	5.200%	7/15/21	2,350	2,340
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,339
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,525	1,530
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,525	1,602
Cliffs Natural Resources Inc.	4.875%	4/1/21	5,150	4,964
Commercial Metals Co.	6.500%	7/15/17	1,650	1,728
Commercial Metals Co.	7.350%	8/15/18	2,175	2,245
Cytec Industries Inc.	8.950%	7/1/17	1,750	2,208
Dow Chemical Co.	4.250%	11/15/20	19,975	19,994
Eastman Chemical Co.	5.500%	11/15/19	650	734
Eastman Chemical Co.	4.500%	1/15/21	1,000	1,038
EI du Pont de Nemours & Co.	5.250%	12/15/16	5,925	6,859
EI du Pont de Nemours & Co.	6.000%	7/15/18	10,375	12,679
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,450	5,009
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	383
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	12,025	12,882
International Paper Co.	7.950%	6/15/18	7,200	8,326
International Paper Co.	9.375%	5/15/19	3,775	4,659
International Paper Co.	7.500%	8/15/21	5,490	6,359
2 Kinross Gold Corp.	5.125%	9/1/21	2,300	2,303
Lubrizol Corp.	8.875%	2/1/19	850	1,149
Monsanto Co.	5.125%	4/15/18	925	1,076
2 Mosaic Co.	7.625%	12/1/16	4,000	4,190
Newmont Mining Corp.	5.125%	10/1/19	4,025	4,431
Nucor Corp.	5.750%	12/1/17	825	972
Nucor Corp.	5.850%	6/1/18	3,275	3,900
Plum Creek Timberlands LP	4.700%	3/15/21	950	957
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	7,175	7,486
PPG Industries Inc.	6.650%	3/15/18	3,425	4,219
PPG Industries Inc.	3.600%	11/15/20	3,500	3,622
Praxair Inc.	5.375%	11/1/16	700	819
Praxair Inc.	5.200%	3/15/17	1,500	1,743
Praxair Inc.	4.500%	8/15/19	2,450	2,759
Praxair Inc.	3.000%	9/1/21	4,925	4,926
Reliance Steel & Aluminum Co.	6.200%	11/15/16	650	686
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	17,650	21,105
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,825	5,145
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	2,650	2,730
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,450	3,448
Rohm & Haas Co.	6.000%	9/15/17	5,825	6,690
RPM International Inc.	6.125%	10/15/19	2,575	2,785
Sigma-Aldrich Corp.	3.375%	11/1/20	550	564
Southern Copper Corp.	5.375%	4/16/20	1,725	1,747
Teck Resources Ltd.	3.150%	1/15/17	1,850	1,862
Teck Resources Ltd.	10.750%	5/15/19	7,250	9,017
Vale Overseas Ltd.	6.250%	1/23/17	2,750	2,985
Vale Overseas Ltd.	5.625%	9/15/19	4,350	4,530
Vale Overseas Ltd.	4.625%	9/15/20	7,300	7,066

Valspar Corp.	7.250%	6/15/19	1,275	1,548

Capital Goods (2.1%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,827
Allied Waste North America Inc.	6.875%	6/1/17	5,000	5,331
Bemis Co. Inc.	6.800%	8/1/19	2,300	2,762
Black & Decker Corp.	5.750%	11/15/16	1,925	2,230
Boeing Capital Corp.	2.900%	8/15/18	550	573
Boeing Co.	6.000%	3/15/19	6,975	8,525
Boeing Co.	4.875%	2/15/20	850	972
Caterpillar Financial Services Corp.	5.450%	4/15/18	7,950	9,367
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,488
Caterpillar Financial Services Corp.	7.150%	2/15/19	7,250	9,342
Caterpillar Inc.	3.900%	5/27/21	3,825	4,144
Cooper US Inc.	3.875%	12/15/20	1,000	1,064
CRH America Inc.	8.125%	7/15/18	4,425	5,182
Danaher Corp.	5.625%	1/15/18	1,200	1,443
Danaher Corp.	5.400%	3/1/19	1,300	1,562
Danaher Corp.	3.900%	6/23/21	4,000	4,299
Deere & Co.	4.375%	10/16/19	700	791
Dover Corp.	5.450%	3/15/18	900	1,069
Dover Corp.	4.300%	3/1/21	5,500	6,151
Eaton Corp.	5.600%	5/15/18	3,825	4,511
Embraer Overseas Ltd.	6.375%	1/24/17	1,550	1,673
Embraer Overseas Ltd.	6.375%	1/15/20	2,800	3,030
Emerson Electric Co.	5.125%	12/1/16	375	437
Emerson Electric Co.	5.375%	10/15/17	5,000	5,850
Emerson Electric Co.	5.250%	10/15/18	850	1,001
Emerson Electric Co.	4.875%	10/15/19	1,450	1,685
General Dynamics Corp.	3.875%	7/15/21	2,900	3,148
General Electric Co.	5.250%	12/6/17	20,225	22,547
Goodrich Corp.	6.125%	3/1/19	3,472	4,178
Goodrich Corp.	4.875%	3/1/20	2,000	2,244
Goodrich Corp.	3.600%	2/1/21	1,050	1,087
Harsco Corp.	5.750%	5/15/18	4,550	5,264
Honeywell International Inc.	5.300%	3/15/17	1,000	1,162
Honeywell International Inc.	5.300%	3/1/18	4,025	4,725
Honeywell International Inc.	5.000%	2/15/19	3,250	3,763
Honeywell International Inc.	4.250%	3/1/21	2,000	2,216
Illinois Tool Works Inc.	6.250%	4/1/19	5,900	7,381
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	7,489
John Deere Capital Corp.	5.500%	4/13/17	2,300	2,695
John Deere Capital Corp.	2.800%	9/18/17	1,075	1,118
John Deere Capital Corp.	5.750%	9/10/18	10,100	12,251
John Deere Capital Corp.	3.900%	7/12/21	2,050	2,222
Joy Global Inc.	6.000%	11/15/16	1,275	1,441
L-3 Communications Corp.	5.200%	10/15/19	4,075	4,208
L-3 Communications Corp.	4.750%	7/15/20	2,700	2,798
L-3 Communications Corp.	4.950%	2/15/21	8,225	8,437
Lockheed Martin Corp.	4.250%	11/15/19	4,800	5,198
Lockheed Martin Corp.	3.350%	9/15/21	2,600	2,570
Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,315
Northrop Grumman Corp.	3.500%	3/15/21	5,750	5,816
Owens Corning	6.500%	12/1/16	4,850	5,214
Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,383
Raytheon Co.	6.400%	12/15/18	500	613
Raytheon Co.	4.400%	2/15/20	1,225	1,332
Raytheon Co.	3.125%	10/15/20	4,800	4,766

Republic Services Inc.	3.800%	5/15/18	2,430	2,531
Republic Services Inc.	5.500%	9/15/19	1,825	2,069
Republic Services Inc.	5.000%	3/1/20	6,025	6,652
Republic Services Inc.	5.250%	11/15/21	963	1,081
Rockwell Collins Inc.	5.250%	7/15/19	650	763
Roper Industries Inc.	6.250%	9/1/19	2,900	3,456
Textron Inc.	5.600%	12/1/17	2,700	2,829
Tyco International Finance SA	3.750%	1/15/18	2,175	2,257
Tyco International Finance SA	8.500%	1/15/19	3,650	4,757
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	850	1,046
United Technologies Corp.	5.375%	12/15/17	3,850	4,456
United Technologies Corp.	6.125%	2/1/19	8,000	9,835
United Technologies Corp.	4.500%	4/15/20	2,350	2,622
Waste Management Inc.	6.375%	11/15/12	1,000	1,056
Waste Management Inc.	7.375%	3/11/19	1,450	1,818
Waste Management Inc.	4.750%	6/30/20	6,675	7,268
Waste Management Inc.	4.600%	3/1/21	1,400	1,509

Communication (3.2%)
America Movil SAB de CV	5.000%	10/16/19	7,500	7,977
America Movil SAB de CV	5.000%	3/30/20	8,800	9,299
American Tower Corp.	4.500%	1/15/18	5,000	4,963
American Tower Corp.	5.050%	9/1/20	8,070	7,924
AT&T Inc.	5.500%	2/1/18	12,350	14,299
AT&T Inc.	5.600%	5/15/18	4,450	5,197
AT&T Inc.	5.800%	2/15/19	11,175	13,170
AT&T Inc.	4.450%	5/15/21	2,575	2,768
AT&T Inc.	3.875%	8/15/21	4,450	4,565
BellSouth Corp.	5.200%	12/15/16	1,025	1,167
British Telecommunications plc	5.950%	1/15/18	4,575	5,131
CBS Corp.	8.875%	5/15/19	6,350	8,106
CBS Corp.	5.750%	4/15/20	220	242
CBS Corp.	4.300%	2/15/21	3,300	3,331
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	13,550	18,200
CenturyLink Inc.	6.000%	4/1/17	2,475	2,415
CenturyLink Inc.	6.150%	9/15/19	500	473
CenturyLink Inc.	6.450%	6/15/21	8,575	7,972
Comcast Cable Communications LLC	8.875%	5/1/17	1,700	2,175
Comcast Corp.	6.500%	1/15/17	1,575	1,846
Comcast Corp.	6.300%	11/15/17	7,125	8,370
Comcast Corp.	5.875%	2/15/18	5,375	6,228
Comcast Corp.	5.700%	5/15/18	3,600	4,142
Comcast Corp.	5.700%	7/1/19	1,075	1,253
Comcast Corp.	5.150%	3/1/20	11,550	13,011
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,250	5,068
Deutsche Telekom International Finance BV	6.000%	7/8/19	625	723
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	4,150	4,676
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	8,000	8,601
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	6,000	6,342
Discovery Communications LLC	5.050%	6/1/20	6,300	6,873
Discovery Communications LLC	4.375%	6/15/21	2,150	2,213
France Telecom SA	5.375%	7/8/19	5,100	5,582
France Telecom SA	4.125%	9/14/21	3,125	3,107

GTE Corp.	6.840%	4/15/18	1,000	1,215
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	3,204
NBCUniversal Media LLC	5.150%	4/30/20	11,625	12,712
NBCUniversal Media LLC	4.375%	4/1/21	5,390	5,567
News America Inc.	6.900%	3/1/19	10,800	12,485
News America Inc.	4.500%	2/15/21	4,500	4,521
Omnicom Group Inc.	4.450%	8/15/20	4,000	4,042
Qwest Corp.	6.500%	6/1/17	4,000	4,134
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,128	5,306
Rogers Communications Inc.	6.800%	8/15/18	4,465	5,408
Telecom Italia Capital SA	6.999%	6/4/18	2,625	2,625
Telecom Italia Capital SA	7.175%	6/18/19	7,555	7,651
Telefonica Emisiones SAU	5.877%	7/15/19	2,000	1,966
Telefonica Emisiones SAU	5.134%	4/27/20	6,600	6,135
Telefonica Emisiones SAU	5.462%	2/16/21	14,000	13,362
Thomson Reuters Corp.	6.500%	7/15/18	3,950	4,684
Thomson Reuters Corp.	4.700%	10/15/19	1,000	1,105
Thomson Reuters Corp.	3.950%	9/30/21	2,875	2,904
Time Warner Cable Inc.	5.850%	5/1/17	15,625	17,315
Time Warner Cable Inc.	6.750%	7/1/18	11,900	13,810
Time Warner Cable Inc.	8.750%	2/14/19	1,575	2,007
Time Warner Cable Inc.	8.250%	4/1/19	5,475	6,845
Time Warner Cable Inc.	5.000%	2/1/20	8,910	9,498
Time Warner Cable Inc.	4.000%	9/1/21	3,000	2,950
Verizon Communications Inc.	5.500%	2/15/18	10,725	12,434
Verizon Communications Inc.	6.100%	4/15/18	2,250	2,675
Verizon Communications Inc.	8.750%	11/1/18	11,075	14,936
Verizon Communications Inc.	6.350%	4/1/19	7,500	9,028
Verizon Communications Inc.	4.600%	4/1/21	10,525	11,676
Virgin Media Secured Finance plc	5.250%	1/15/21	3,000	3,210
Vodafone Group plc	5.625%	2/27/17	7,150	8,253
Vodafone Group plc	4.625%	7/15/18	1,000	1,109
Vodafone Group plc	5.450%	6/10/19	2,400	2,829
Vodafone Group plc	4.375%	3/16/21	2,000	2,170
Washington Post Co.	7.250%	2/1/19	1,075	1,279

Consumer Cyclical (2.0%)
AutoZone Inc.	7.125%	8/1/18	2,050	2,476
AutoZone Inc.	4.000%	11/15/20	700	702
Best Buy Co. Inc.	5.500%	3/15/21	3,150	2,856
BorgWarner Inc.	4.625%	9/15/20	950	1,027
Costco Wholesale Corp.	5.500%	3/15/17	4,675	5,530
CVS Caremark Corp.	5.750%	6/1/17	13,600	15,619
CVS Caremark Corp.	6.600%	3/15/19	4,635	5,601
CVS Caremark Corp.	4.125%	5/15/21	1,000	1,043
Darden Restaurants Inc.	6.200%	10/15/17	4,025	4,688
eBay Inc.	3.250%	10/15/20	2,175	2,149
Expedia Inc.	5.950%	8/15/20	9,275	9,270
Family Dollar Stores Inc.	5.000%	2/1/21	1,450	1,420
Gap Inc.	5.950%	4/12/21	4,200	3,927
Home Depot Inc.	3.950%	9/15/20	400	423
Home Depot Inc.	4.400%	4/1/21	8,350	9,088
Hyatt Hotels Corp.	5.375%	8/15/21	900	927
International Game Technology	7.500%	6/15/19	2,100	2,506
International Game Technology	5.500%	6/15/20	650	702
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,193
Johnson Controls Inc.	4.250%	3/1/21	650	686
Kohl's Corp.	6.250%	12/15/17	4,000	4,784

Lowe's Cos. Inc.	5.400%	10/15/16	4,525	5,240
Lowe's Cos. Inc.	6.100%	9/15/17	600	723
Lowe's Cos. Inc.	4.625%	4/15/20	2,450	2,675
Lowe's Cos. Inc.	3.750%	4/15/21	500	516
Macy's Retail Holdings Inc.	5.900%	12/1/16	5,450	5,958
Marriott International Inc.	6.375%	6/15/17	2,450	2,840
McDonald's Corp.	5.300%	3/15/17	750	874
McDonald's Corp.	5.800%	10/15/17	3,950	4,767
McDonald's Corp.	5.350%	3/1/18	4,775	5,679
McDonald's Corp.	5.000%	2/1/19	725	851
Nordstrom Inc.	6.250%	1/15/18	2,700	3,197
Nordstrom Inc.	4.750%	5/1/20	4,150	4,545
O'Reilly Automotive Inc.	4.875%	1/14/21	1,825	1,882
O'Reilly Automotive Inc.	4.625%	9/15/21	625	626
Target Corp.	6.000%	1/15/18	5,375	6,546
Target Corp.	3.875%	7/15/20	7,200	7,789
Time Warner Inc.	5.875%	11/15/16	9,600	10,882
Time Warner Inc.	4.875%	3/15/20	7,100	7,590
Time Warner Inc.	4.700%	1/15/21	3,000	3,160
Time Warner Inc.	4.750%	3/29/21	8,575	9,032
TJX Cos. Inc.	6.950%	4/15/19	4,325	5,466
Toyota Motor Credit Corp.	4.500%	6/17/20	3,300	3,622
Toyota Motor Credit Corp.	4.250%	1/11/21	1,475	1,604
Toyota Motor Credit Corp.	3.400%	9/15/21	4,375	4,376
VF Corp.	5.950%	11/1/17	1,125	1,336
VF Corp.	3.500%	9/1/21	1,575	1,591
Viacom Inc.	3.500%	4/1/17	5,350	5,421
Viacom Inc.	6.125%	10/5/17	50	57
Viacom Inc.	5.625%	9/15/19	7,175	8,104
Wal-Mart Stores Inc.	5.375%	4/5/17	2,575	3,042
Wal-Mart Stores Inc.	5.800%	2/15/18	7,125	8,660
Wal-Mart Stores Inc.	3.625%	7/8/20	4,800	5,138
Wal-Mart Stores Inc.	3.250%	10/25/20	10,900	11,355
Wal-Mart Stores Inc.	4.250%	4/15/21	3,050	3,432
Walgreen Co.	5.250%	1/15/19	5,800	6,873
Walt Disney Co.	5.875%	12/15/17	2,600	3,128
Walt Disney Co.	3.750%	6/1/21	600	640
Walt Disney Co.	2.750%	8/16/21	5,575	5,496
Western Union Co.	5.930%	10/1/16	3,800	4,263
Western Union Co.	3.650%	8/22/18	2,600	2,650
Yum! Brands Inc.	6.250%	3/15/18	7,125	8,442

Consumer Noncyclical (5.1%)
Abbott Laboratories	5.600%	11/30/17	8,500	10,082
Abbott Laboratories	5.125%	4/1/19	5,200	6,136
Abbott Laboratories	4.125%	5/27/20	4,225	4,698
Allergan Inc.	3.375%	9/15/20	3,000	3,100
Altria Group Inc.	9.700%	11/10/18	22,400	29,638
Altria Group Inc.	9.250%	8/6/19	3,800	4,993
Altria Group Inc.	4.750%	5/5/21	8,900	9,256
Amgen Inc.	5.850%	6/1/17	8,675	10,332
Amgen Inc.	5.700%	2/1/19	3,025	3,625
Amgen Inc.	3.450%	10/1/20	6,425	6,638
Amgen Inc.	4.100%	6/15/21	3,100	3,340
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,100	4,742
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	3,900	4,562
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,075	7,913
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,325	8,048

Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	17,950	20,887
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,800	3,217
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,175	1,304
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,783
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,050	2,427
Archer-Daniels-Midland Co.	4.479%	3/1/21	4,625	5,159
AstraZeneca plc	5.900%	9/15/17	7,625	9,135
Avon Products Inc.	5.750%	3/1/18	1,856	2,126
Avon Products Inc.	6.500%	3/1/19	385	455
Baxter International Inc.	5.375%	6/1/18	3,500	4,123
Baxter International Inc.	4.250%	3/15/20	3,000	3,312
Becton Dickinson and Co.	5.000%	5/15/19	2,975	3,448
Becton Dickinson and Co.	3.250%	11/12/20	1,500	1,545
Biogen Idec Inc.	6.875%	3/1/18	1,950	2,380
Boston Scientific Corp.	5.125%	1/12/17	2,500	2,683
Boston Scientific Corp.	6.000%	1/15/20	5,050	5,636
Bottling Group LLC	5.125%	1/15/19	6,470	7,529
Bristol-Myers Squibb Co.	5.450%	5/1/18	1,425	1,706
Bunge Ltd. Finance Corp.	8.500%	6/15/19	7,375	9,055
Campbell Soup Co.	3.050%	7/15/17	1,850	1,962
Campbell Soup Co.	4.250%	4/15/21	1,550	1,705
Cardinal Health Inc.	4.625%	12/15/20	3,125	3,392
CareFusion Corp.	6.375%	8/1/19	2,750	3,302
Celgene Corp.	3.950%	10/15/20	925	953
Clorox Co.	5.950%	10/15/17	4,000	4,373
Coca-Cola Co.	5.350%	11/15/17	4,925	5,843
Coca-Cola Co.	4.875%	3/15/19	2,400	2,784
Coca-Cola Co.	3.150%	11/15/20	6,500	6,731
2 Coca-Cola Co.	3.300%	9/1/21	2,525	2,632
Coca-Cola Enterprises Inc.	3.500%	9/15/20	1,600	1,645
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,118
Colgate-Palmolive Co.	2.625%	5/1/17	3,060	3,226
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,647
ConAgra Foods Inc.	7.000%	4/15/19	500	604
Corn Products International Inc.	4.625%	11/1/20	650	688
Covidien International Finance SA	6.000%	10/15/17	7,925	9,412
CR Bard Inc.	4.400%	1/15/21	2,000	2,238
Delhaize Group SA	6.500%	6/15/17	2,800	3,272
DENTSPLY International Inc.	4.125%	8/15/21	2,000	2,094
Diageo Capital plc	5.750%	10/23/17	4,800	5,646
Diageo Capital plc	4.828%	7/15/20	975	1,096
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,250	5,296
Eli Lilly & Co.	5.200%	3/15/17	4,925	5,711
2 Energizer Holdings Inc.	4.700%	5/19/21	2,300	2,462
Express Scripts Inc.	7.250%	6/15/19	2,050	2,532
General Mills Inc.	5.700%	2/15/17	5,750	6,735
General Mills Inc.	5.650%	2/15/19	5,775	6,864
Gilead Sciences Inc.	4.500%	4/1/21	4,300	4,624
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,550	17,606
Hasbro Inc.	6.300%	9/15/17	2,175	2,476
Hormel Foods Corp.	4.125%	4/15/21	875	971
Hospira Inc.	6.050%	3/30/17	2,000	2,308
Johnson & Johnson	5.550%	8/15/17	550	664
Johnson & Johnson	5.150%	7/15/18	7,325	8,870
Johnson & Johnson	2.950%	9/1/20	2,000	2,121
Kellogg Co.	3.250%	5/21/18	1,325	1,393
Kellogg Co.	4.150%	11/15/19	4,350	4,778
Kellogg Co.	4.000%	12/15/20	4,275	4,603

Kimberly-Clark Corp.	6.125%	8/1/17	7,000	8,415
Kimberly-Clark Corp.	6.250%	7/15/18	675	834
Kimberly-Clark Corp.	3.625%	8/1/20	1,000	1,072
Kimberly-Clark Corp.	3.875%	3/1/21	2,095	2,301
Koninklijke Philips Electronics NV	5.750%	3/11/18	8,800	10,102
Kraft Foods Inc.	6.500%	8/11/17	13,450	15,954
Kraft Foods Inc.	6.125%	2/1/18	5,150	6,042
Kraft Foods Inc.	6.125%	8/23/18	700	829
Kraft Foods Inc.	5.375%	2/10/20	20,100	22,718
Kroger Co.	6.400%	8/15/17	2,350	2,785
Kroger Co.	6.150%	1/15/20	5,369	6,488
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,000	3,243
Life Technologies Corp.	6.000%	3/1/20	5,250	5,813
Life Technologies Corp.	5.000%	1/15/21	3,875	4,018
Lorillard Tobacco Co.	8.125%	6/23/19	4,425	5,206
McCormick & Co. Inc.	3.900%	7/15/21	1,850	1,971
McKesson Corp.	5.700%	3/1/17	1,000	1,173
McKesson Corp.	7.500%	2/15/19	1,825	2,356
McKesson Corp.	4.750%	3/1/21	7,125	8,104
Mead Johnson Nutrition Co.	4.900%	11/1/19	5,725	6,379
Medco Health Solutions Inc.	7.125%	3/15/18	9,800	11,829
Medtronic Inc.	5.600%	3/15/19	1,525	1,838
Medtronic Inc.	4.450%	3/15/20	4,075	4,601
Merck & Co. Inc.	6.000%	9/15/17	1,925	2,347
Merck & Co. Inc.	5.000%	6/30/19	5,525	6,574
Merck & Co. Inc.	3.875%	1/15/21	8,000	8,721
Novant Health Inc.	5.850%	11/1/19	1,300	1,508
Novartis Capital Corp.	4.400%	4/24/20	3,300	3,735
Novartis Securities Investment Ltd.	5.125%	2/10/19	13,625	16,125
PepsiAmericas Inc.	5.000%	5/15/17	750	859
PepsiCo Inc.	5.000%	6/1/18	9,200	10,720
PepsiCo Inc.	7.900%	11/1/18	8,700	11,656
PepsiCo Inc.	4.500%	1/15/20	1,900	2,139
PepsiCo Inc.	3.125%	11/1/20	2,000	2,051
Pfizer Inc.	6.200%	3/15/19	20,600	25,626
Philip Morris International Inc.	5.650%	5/16/18	16,375	19,373
Procter & Gamble Co.	4.700%	2/15/19	6,426	7,566
Quest Diagnostics Inc.	6.400%	7/1/17	1,325	1,575
Quest Diagnostics Inc.	4.750%	1/30/20	1,100	1,177
Quest Diagnostics Inc.	4.700%	4/1/21	1,000	1,081
Reynolds American Inc.	6.750%	6/15/17	6,500	7,479
Safeway Inc.	6.350%	8/15/17	3,400	3,942
Safeway Inc.	5.000%	8/15/19	2,750	3,000
Safeway Inc.	3.950%	8/15/20	1,500	1,505
Sanofi	4.000%	3/29/21	14,900	16,062
Sara Lee Corp.	4.100%	9/15/20	325	329
St. Jude Medical Inc.	4.875%	7/15/19	2,757	3,132
Stryker Corp.	4.375%	1/15/20	1,950	2,144
Sysco Corp.	5.250%	2/12/18	2,500	2,940
Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	730
Thermo Fisher Scientific Inc.	4.500%	3/1/21	1,850	2,057
Thermo Fisher Scientific Inc.	3.600%	8/15/21	4,700	4,875
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,891
Unilever Capital Corp.	4.250%	2/10/21	3,000	3,417
UST LLC	5.750%	3/1/18	975	1,105
Wyeth	5.450%	4/1/17	1,725	2,020
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,510

Energy (2.5%)
Anadarko Petroleum Corp.	6.375%	9/15/17	11,500	12,877
Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	3,104
Apache Corp.	5.625%	1/15/17	625	742
Apache Corp.	6.900%	9/15/18	3,800	4,786
Apache Corp.	3.625%	2/1/21	1,900	1,990
Baker Hughes Inc.	7.500%	11/15/18	3,000	3,947
2 Baker Hughes Inc.	3.200%	8/15/21	2,300	2,328
BJ Services Co.	6.000%	6/1/18	1,225	1,477
BP Capital Markets plc	4.750%	3/10/19	4,675	5,165
BP Capital Markets plc	4.500%	10/1/20	5,780	6,242
BP Capital Markets plc	4.742%	3/11/21	7,400	8,085
Cameron International Corp.	6.375%	7/15/18	1,600	1,872
Cameron International Corp.	4.500%	6/1/21	650	681
Canadian Natural Resources Ltd.	5.700%	5/15/17	4,325	4,976
Cenovus Energy Inc.	5.700%	10/15/19	5,300	6,127
Chevron Corp.	4.950%	3/3/19	6,300	7,471
ConocoPhillips	5.750%	2/1/19	10,875	12,980
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,825	11,401
Devon Energy Corp.	6.300%	1/15/19	2,875	3,490
Devon Energy Corp.	4.000%	7/15/21	800	839
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,218
Encana Corp.	5.900%	12/1/17	4,225	4,836
Ensco plc	4.700%	3/15/21	5,150	5,226
EOG Resources Inc.	5.875%	9/15/17	2,300	2,708
EOG Resources Inc.	6.875%	10/1/18	4,525	5,702
EOG Resources Inc.	4.400%	6/1/20	1,200	1,317
EOG Resources Inc.	4.100%	2/1/21	5,200	5,572
Halliburton Co.	6.150%	9/15/19	4,300	5,232
Hess Corp.	8.125%	2/15/19	3,925	5,080
Husky Energy Inc.	6.150%	6/15/19	510	612
Husky Energy Inc.	7.250%	12/15/19	3,895	4,810
Marathon Oil Corp.	6.000%	10/1/17	8,775	10,164
Marathon Oil Corp.	5.900%	3/15/18	137	160
Nabors Industries Inc.	6.150%	2/15/18	5,475	6,095
Nabors Industries Inc.	9.250%	1/15/19	4,875	6,191
Nabors Industries Inc.	5.000%	9/15/20	1,450	1,491
Nexen Inc.	6.200%	7/30/19	2,000	2,285
Noble Energy Inc.	8.250%	3/1/19	4,081	5,396
Noble Holding International Ltd.	4.900%	8/1/20	6,715	7,260
Noble Holding International Ltd.	4.625%	3/1/21	1,800	1,895
Occidental Petroleum Corp.	1.750%	2/15/17	5,000	4,946
Occidental Petroleum Corp.	4.100%	2/1/21	4,000	4,346
Petro-Canada	6.050%	5/15/18	7,350	8,524
Pride International Inc.	6.875%	8/15/20	7,100	8,236
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,542
Shell International Finance BV	5.200%	3/22/17	2,775	3,227
Shell International Finance BV	4.300%	9/22/19	12,775	14,370
Shell International Finance BV	4.375%	3/25/20	3,900	4,386
Statoil ASA	3.125%	8/17/17	3,800	4,028
Statoil ASA	5.250%	4/15/19	7,825	9,219
Suncor Energy Inc.	6.100%	6/1/18	3,575	4,167
Talisman Energy Inc.	7.750%	6/1/19	3,875	4,806
Total Capital SA	4.450%	6/24/20	4,750	5,311
Total Capital SA	4.125%	1/28/21	6,000	6,541
Transocean Inc.	4.950%	11/15/15	225	237
Transocean Inc.	6.000%	3/15/18	6,750	7,192
Transocean Inc.	6.500%	11/15/20	2,500	2,732

Valero Energy Corp.	6.125%	6/15/17	6,000	6,680
Valero Energy Corp.	9.375%	3/15/19	4,000	5,147
Valero Energy Corp.	6.125%	2/1/20	3,780	4,200
Weatherford International Inc.	6.350%	6/15/17	2,035	2,283
Weatherford International Ltd.	6.000%	3/15/18	5,080	5,620
Weatherford International Ltd.	9.625%	3/1/19	7,565	9,758
Weatherford International Ltd.	5.125%	9/15/20	900	914
Williams Cos. Inc.	7.875%	9/1/21	450	534
XTO Energy Inc.	6.250%	8/1/17	3,125	3,897
XTO Energy Inc.	5.500%	6/15/18	1,875	2,304

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	1,300	1,532
Cornell University New York Revenue	5.450%	2/1/19	1,350	1,604
Fluor Corp.	3.375%	9/15/21	2,300	2,329

Technology (1.7%)
Adobe Systems Inc.	4.750%	2/1/20	4,175	4,408
Agilent Technologies Inc.	6.500%	11/1/17	4,725	5,561
Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,230
Applied Materials Inc.	4.300%	6/15/21	5,325	5,514
Arrow Electronics Inc.	5.125%	3/1/21	2,000	1,995
BMC Software Inc.	7.250%	6/1/18	1,550	1,846
CA Inc.	5.375%	12/1/19	6,450	7,035
Cisco Systems Inc.	3.150%	3/14/17	1,725	1,823
Cisco Systems Inc.	4.950%	2/15/19	8,892	10,119
Cisco Systems Inc.	4.450%	1/15/20	12,375	13,722
Computer Sciences Corp.	6.500%	3/15/18	3,900	4,251
Corning Inc.	6.625%	5/15/19	950	1,160
Corning Inc.	4.250%	8/15/20	1,447	1,528
Dell Inc.	5.650%	4/15/18	2,500	2,832
Dell Inc.	5.875%	6/15/19	3,675	4,244
Equifax Inc.	6.300%	7/1/17	1,300	1,464
Fiserv Inc.	6.800%	11/20/17	3,150	3,674
Fiserv Inc.	4.750%	6/15/21	2,000	2,086
Google Inc.	3.625%	5/19/21	3,300	3,518
Harris Corp.	5.950%	12/1/17	775	894
Harris Corp.	6.375%	6/15/19	1,425	1,704
Harris Corp.	4.400%	12/15/20	1,800	1,904
Hewlett-Packard Co.	5.400%	3/1/17	3,850	4,262
Hewlett-Packard Co.	5.500%	3/1/18	2,125	2,369
Hewlett-Packard Co.	3.750%	12/1/20	6,800	6,586
Hewlett-Packard Co.	4.300%	6/1/21	4,000	4,039
Hewlett-Packard Co.	4.375%	9/15/21	4,000	4,057
Intel Corp.	3.300%	10/1/21	8,000	8,166
International Business Machines Corp.	5.700%	9/14/17	25,725	30,643
Intuit Inc.	5.750%	3/15/17	1,025	1,155
Juniper Networks Inc.	4.600%	3/15/21	725	747
Lexmark International Inc.	6.650%	6/1/18	2,975	3,320
Microsoft Corp.	4.200%	6/1/19	9,175	10,177
Motorola Solutions Inc.	6.000%	11/15/17	2,220	2,464
Nokia Oyj	5.375%	5/15/19	9,025	8,874
Oracle Corp.	5.750%	4/15/18	6,600	7,881
Oracle Corp.	5.000%	7/8/19	6,825	7,929
2 Oracle Corp.	3.875%	7/15/20	8,440	9,035
Pitney Bowes Inc.	5.750%	9/15/17	1,800	1,889
Pitney Bowes Inc.	4.750%	5/15/18	1,000	1,003
2 SAIC Inc.	4.450%	12/1/20	1,200	1,301

Symantec Corp.	4.200%	9/15/20	3,705	3,635
Tyco Electronics Group SA	6.550%	10/1/17	4,250	4,936
Xerox Corp.	6.750%	2/1/17	1,650	1,897
Xerox Corp.	6.350%	5/15/18	10,275	11,629
Xerox Corp.	5.625%	12/15/19	2,775	3,005

Transportation (0.8%)
3 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	649	578
3 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	3,004	3,259
Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,150	4,778
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	6,296
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,175	2,201
Canadian National Railway Co.	5.850%	11/15/17	500	593
Canadian National Railway Co.	5.550%	5/15/18	900	1,066
Canadian National Railway Co.	5.550%	3/1/19	2,000	2,396
Canadian Pacific Railway Co.	7.250%	5/15/19	1,500	1,879
Con-way Inc.	7.250%	1/15/18	3,400	3,787
3 Continental Airlines 1997-4 Class A Pass
Through Trust	6.900%	1/2/18	1,310	1,337
3 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	1,346	1,346
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	4,284	4,498
3 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	2,500	2,425
CSX Corp.	5.600%	5/1/17	3,850	4,416
CSX Corp.	7.900%	5/1/17	282	354
CSX Corp.	6.250%	3/15/18	7,025	8,506
CSX Corp.	7.375%	2/1/19	725	917
CSX Corp.	4.250%	6/1/21	2,025	2,144
CSX Corp.	6.220%	4/30/40	393	488
3 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	2,057	2,165
3 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	7/2/18	2,735	2,797
3 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	3,376	3,342
FedEx Corp.	8.000%	1/15/19	1,515	1,989
Norfolk Southern Corp.	7.700%	5/15/17	2,400	3,037
Norfolk Southern Corp.	5.750%	4/1/18	2,375	2,782
Norfolk Southern Corp.	5.900%	6/15/19	6,900	8,304
Norfolk Southern Railway Co.	9.750%	6/15/20	411	607
Ryder System Inc.	5.850%	11/1/16	1,000	1,150
Ryder System Inc.	3.500%	6/1/17	1,325	1,374
Southwest Airlines Co.	5.750%	12/15/16	1,390	1,547
Southwest Airlines Co.	5.125%	3/1/17	650	691
Union Pacific Corp.	5.700%	8/15/18	3,825	4,467
2 Union Pacific Corp.	4.163%	7/15/22	4,596	4,907
United Parcel Service Inc.	5.500%	1/15/18	3,100	3,736
United Parcel Service Inc.	5.125%	4/1/19	2,200	2,658
United Parcel Service Inc.	3.125%	1/15/21	6,700	7,012
United Parcel Service of America Inc.	8.375%	4/1/20	500	711
				2,586,575

Utilities (4.3%)
Electric (2.6%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,284
Ameren Illinois Co.	6.125%	11/15/17	3,100	3,640
Ameren Illinois Co.	6.250%	4/1/18	2,000	2,322
Ameren Illinois Co.	9.750%	11/15/18	3,300	4,475
Appalachian Power Co.	7.950%	1/15/20	675	889
Appalachian Power Co.	4.600%	3/30/21	2,550	2,775
Arizona Public Service Co.	8.750%	3/1/19	2,000	2,544
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,587
Carolina Power & Light Co.	5.300%	1/15/19	9,725	11,423
Carolina Power & Light Co.	3.000%	9/15/21	2,675	2,696
CenterPoint Energy Inc.	6.500%	5/1/18	4,500	5,287
Cleveland Electric Illuminating Co.	7.880%	11/1/17	250	315
Commonwealth Edison Co.	6.150%	9/15/17	4,250	4,973
Commonwealth Edison Co.	5.800%	3/15/18	2,550	2,989
Commonwealth Edison Co.	4.000%	8/1/20	2,000	2,102
Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,618
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,000	5,995
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,000	2,544
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,502
Constellation Energy Group Inc.	5.150%	12/1/20	2,000	2,044
Consumers Energy Co.	6.125%	3/15/19	300	363
Consumers Energy Co.	6.700%	9/15/19	2,900	3,629
Consumers Energy Co.	5.650%	4/15/20	1,075	1,278
Detroit Edison Co.	3.450%	10/1/20	2,500	2,577
Detroit Edison Co.	3.900%	6/1/21	750	801
Dominion Resources Inc.	6.000%	11/30/17	8,750	10,330
Dominion Resources Inc.	8.875%	1/15/19	5,375	7,189
Dominion Resources Inc.	5.200%	8/15/19	900	1,044
Dominion Resources Inc.	4.450%	3/15/21	7,600	8,268
Duke Energy Carolinas LLC	5.100%	4/15/18	6,750	7,864
Duke Energy Carolinas LLC	4.300%	6/15/20	1,050	1,172
Duke Energy Carolinas LLC	3.900%	6/15/21	2,000	2,161
Duke Energy Corp.	5.050%	9/15/19	7,400	8,324
Duke Energy Indiana Inc.	3.750%	7/15/20	1,450	1,544
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,600	3,024
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,730
Exelon Generation Co. LLC	6.200%	10/1/17	3,500	4,030
Exelon Generation Co. LLC	4.000%	10/1/20	4,875	4,869
FirstEnergy Solutions Corp.	6.050%	8/15/21	5,000	5,521
Florida Power & Light Co.	5.550%	11/1/17	1,950	2,334
Florida Power Corp.	5.650%	6/15/18	2,100	2,533
Georgia Power Co.	5.700%	6/1/17	3,000	3,520
Great Plains Energy Inc.	4.850%	6/1/21	3,825	4,068
Indiana Michigan Power Co.	7.000%	3/15/19	2,497	3,086
3 Integrys Energy Group Inc.	6.110%	12/1/66	1,500	1,440
Jersey Central Power & Light Co.	5.650%	6/1/17	5,475	6,309
Kentucky Utilities Co.	3.250%	11/1/20	2,300	2,374
LG&E and KU Energy LLC	3.750%	11/15/20	2,025	2,001
Metropolitan Edison Co.	7.700%	1/15/19	2,000	2,534
MidAmerican Energy Co.	5.950%	7/15/17	925	1,091
MidAmerican Energy Co.	5.300%	3/15/18	400	467
Midamerican Energy Holdings Co.	5.750%	4/1/18	5,350	6,175
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	289
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	9,625	11,149

National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	2,525	3,632
Nevada Power Co.	6.500%	5/15/18	4,217	5,066
Nevada Power Co.	6.500%	8/1/18	4,175	5,040
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	4,500	5,242
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	1,825	1,752
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,700	1,651
3 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	1,000	1,035
Northern States Power Co.	5.250%	3/1/18	5,350	6,370
NSTAR	4.500%	11/15/19	3,500	3,834
NSTAR Electric Co.	5.625%	11/15/17	975	1,157
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,500	3,027
Pacific Gas & Electric Co.	5.625%	11/30/17	5,900	6,878
Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,770
Pacific Gas & Electric Co.	3.500%	10/1/20	9,525	9,749
Pacific Gas & Electric Co.	4.250%	5/15/21	200	214
PacifiCorp	5.650%	7/15/18	2,575	3,103
PacifiCorp	5.500%	1/15/19	2,740	3,282
Peco Energy Co.	5.350%	3/1/18	2,475	2,945
Pennsylvania Electric Co.	6.050%	9/1/17	800	913
PPL Electric Utilities Corp.	3.000%	9/15/21	2,800	2,809
PPL Energy Supply LLC	6.500%	5/1/18	750	862
Progress Energy Inc.	4.400%	1/15/21	2,000	2,149
PSEG Power LLC	5.125%	4/15/20	5,262	5,723
Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,719
Public Service Co. of Colorado	3.200%	11/15/20	1,800	1,848
Public Service Co. of Oklahoma	5.150%	12/1/19	650	720
Public Service Co. of Oklahoma	4.400%	2/1/21	2,500	2,676
Public Service Electric & Gas Co.	3.500%	8/15/20	2,000	2,092
SCANA Corp.	4.750%	5/15/21	2,800	2,953
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,400	3,025
Southern California Edison Co.	5.500%	8/15/18	4,400	5,256
Southern California Edison Co.	3.875%	6/1/21	3,325	3,603
Southwestern Electric Power Co.	5.550%	1/15/17	3,500	3,897
Southwestern Electric Power Co.	6.450%	1/15/19	2,075	2,450
Tampa Electric Co.	6.100%	5/15/18	2,150	2,596
TECO Finance Inc.	5.150%	3/15/20	1,350	1,516
TransAlta Corp.	6.650%	5/15/18	2,975	3,475
UIL Holdings Corp.	4.625%	10/1/20	1,850	1,903
Union Electric Co.	6.700%	2/1/19	4,000	4,935
United Utilities plc	5.375%	2/1/19	1,000	1,073
Westar Energy Inc.	8.625%	12/1/18	2,000	2,742
Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,697
3 Wisconsin Energy Corp.	6.250%	5/15/67	5,275	5,268
Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,647
Xcel Energy Inc.	4.700%	5/15/20	2,000	2,233

Natural Gas (1.6%)
AGL Capital Corp.	5.250%	8/15/19	2,300	2,585
Atmos Energy Corp.	8.500%	3/15/19	2,510	3,394
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	4,131
Buckeye Partners LP	6.050%	1/15/18	4,550	5,156
Buckeye Partners LP	4.875%	2/1/21	2,000	2,040
CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,361	6,316
El Paso Natural Gas Co.	5.950%	4/15/17	2,875	3,236
Enbridge Energy Partners LP	6.500%	4/15/18	3,075	3,598
Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,269
Enbridge Energy Partners LP	5.200%	3/15/20	1,875	1,984

Enbridge Energy Partners LP	4.200%	9/15/21	3,675	3,632
Enbridge Inc.	5.600%	4/1/17	3,550	3,979
Energy Transfer Partners LP	6.125%	2/15/17	4,850	5,310
Energy Transfer Partners LP	9.000%	4/15/19	6,500	7,839
Enterprise Products Operating LLC	6.300%	9/15/17	2,525	2,924
Enterprise Products Operating LLC	6.650%	4/15/18	550	648
Enterprise Products Operating LLC	6.500%	1/31/19	3,050	3,574
Enterprise Products Operating LLC	5.250%	1/31/20	5,000	5,510
Enterprise Products Operating LLC	5.200%	9/1/20	6,500	7,127
EQT Corp.	6.500%	4/1/18	3,800	4,302
EQT Corp.	8.125%	6/1/19	1,725	2,094
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,132
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,250	3,689
Kinder Morgan Energy Partners LP	6.850%	2/15/20	14,325	16,804
Magellan Midstream Partners LP	5.650%	10/15/16	650	745
Magellan Midstream Partners LP	6.550%	7/15/19	3,475	4,163
Magellan Midstream Partners LP	4.250%	2/1/21	2,400	2,479
Nisource Finance Corp.	5.250%	9/15/17	500	543
Nisource Finance Corp.	6.400%	3/15/18	13,650	15,530
Nisource Finance Corp.	6.800%	1/15/19	938	1,096
NuStar Logistics LP	7.650%	4/15/18	2,900	3,492
ONEOK Partners LP	6.150%	10/1/16	3,125	3,549
ONEOK Partners LP	8.625%	3/1/19	5,000	6,437
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,000	2,314
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	2,525	3,030
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,500	2,796
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	2,675	3,085
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	200	255
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	600	662
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	2,575	2,695
Sempra Energy	6.150%	6/15/18	2,800	3,302
Sempra Energy	9.800%	2/15/19	4,370	6,106
2 Southern Natural Gas Co.	5.900%	4/1/17	3,650	4,175
2 Southern Natural Gas Co. / Southern Natural
Issuing Corp.	4.400%	6/15/21	575	582
Spectra Energy Capital LLC	6.200%	4/15/18	1,700	1,944
TransCanada PipeLines Ltd.	6.500%	8/15/18	6,100	7,544
TransCanada PipeLines Ltd.	7.125%	1/15/19	1,050	1,335
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,675	2,809
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	6,550	6,514
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	2,892
Williams Partners LP	5.250%	3/15/20	9,025	9,721
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	6,700	7,816

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	3,025	3,562
Veolia Environnement SA	6.000%	6/1/18	3,550	4,004

				552,069
Total Corporate Bonds (Cost $4,433,041)				4,799,324

Sovereign Bonds (U.S. Dollar-Denominated) (5.9%)
Asian Development Bank	5.250%	6/12/17	2,300	2,777
Asian Development Bank	5.593%	7/16/18	1,975	2,422
Brazilian Government International Bond	6.000%	1/17/17	28,575	32,447
3 Brazilian Government International Bond	8.000%	1/15/18	11,050	13,039
Brazilian Government International Bond	5.875%	1/15/19	8,050	9,229
Brazilian Government International Bond	4.875%	1/22/21	4,125	4,399
Chile Government International Bond	3.875%	8/5/20	3,800	3,970
Chile Government International Bond	3.250%	9/14/21	4,000	3,891
Colombia Government International Bond	7.375%	1/27/17	7,200	8,604
Colombia Government International Bond	7.375%	3/18/19	11,125	13,656
Colombia Government International Bond	11.750%	2/25/20	600	912
Colombia Government International Bond	4.375%	7/12/21	9,450	9,592
Corp. Andina de Fomento	5.750%	1/12/17	5,025	5,486
Corp. Andina de Fomento	8.125%	6/4/19	5,600	6,865
Development Bank of Japan	5.125%	2/1/17	3,700	4,368
Ecopetrol SA	7.625%	7/23/19	5,000	5,861
Eksportfinans ASA	5.500%	6/26/17	6,100	7,201
European Investment Bank	1.250%	10/14/16	10,450	10,405
European Investment Bank	4.875%	1/17/17	10,375	12,185
European Investment Bank	5.125%	5/30/17	16,550	19,657
European Investment Bank	2.875%	9/15/20	9,600	10,078
European Investment Bank	4.000%	2/16/21	15,600	17,884
Export-Import Bank of Korea	3.750%	10/20/16	9,000	8,772
Export-Import Bank of Korea	5.125%	6/29/20	4,400	4,467
Export-Import Bank of Korea	4.375%	9/15/21	2,000	1,917
Hungary Government International Bond	6.250%	1/29/20	8,200	7,883
Hungary Government International Bond	6.375%	3/29/21	10,275	9,915
Inter-American Development Bank	2.375%	8/15/17	7,800	8,188
Inter-American Development Bank	1.750%	8/24/18	5,375	5,398
Inter-American Development Bank	3.875%	9/17/19	7,025	8,050
Inter-American Development Bank	3.875%	2/14/20	5,475	6,345
International Finance Corp.	2.125%	11/17/17	8,600	8,809
Israel Government International Bond	5.500%	11/9/16	4,025	4,557
Israel Government International Bond	5.125%	3/26/19	8,900	9,757
4 Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,461
4 Japan Finance Organization for Municipalities	4.000%	1/13/21	4,500	5,073
5 Kreditanstalt fuer Wiederaufbau	1.250%	10/5/16	15,075	15,028
5 Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	3,000	3,530
5 Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	22,200	25,653
5 Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	12,875	15,080
5 Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	13,450	16,406
5 Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	13,375	15,352
5 Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	19,550	20,406
5 Kreditanstalt fuer Wiederaufbau	2.375%	8/25/21	10,000	10,060
5 Landwirtschaftliche Rentenbank	5.125%	2/1/17	8,800	10,409
5 Landwirtschaftliche Rentenbank	2.375%	9/13/17	4,000	4,144
5 Landwirtschaftliche Rentenbank	1.875%	9/17/18	8,800	8,743
Mexico Government International Bond	5.625%	1/15/17	24,200	26,965
Mexico Government International Bond	5.950%	3/19/19	15,764	17,868
Mexico Government International Bond	5.125%	1/15/20	17,625	19,186
Nordic Investment Bank	5.000%	2/1/17	7,650	9,043
North American Development Bank	4.375%	2/11/20	1,200	1,354
6 Oesterreichische Kontrollbank AG	5.000%	4/25/17	6,425	7,570
Panama Government International Bond	5.200%	1/30/20	3,950	4,303
Pemex Project Funding Master Trust	5.750%	3/1/18	17,325	18,717
Peruvian Government International Bond	7.125%	3/30/19	6,400	7,712
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	4,475	4,916

Petrobras International Finance Co. - Pifco	5.875%	3/1/18	10,575	10,971
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	1,500	1,774
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	11,950	13,742
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	11,010	11,311
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	7,550	7,522
Petroleos Mexicanos	8.000%	5/3/19	5,075	6,195
Petroleos Mexicanos	6.000%	3/5/20	5,825	6,368
Petroleos Mexicanos	5.500%	1/21/21	4,525	4,756
2 Petroleos Mexicanos	5.500%	1/21/21	2,500	2,627
Poland Government International Bond	6.375%	7/15/19	17,050	18,691
Poland Government International Bond	5.125%	4/21/21	6,500	6,467
Province of British Columbia	2.650%	9/22/21	3,500	3,550
Province of Manitoba	4.900%	12/6/16	5,500	6,416
Province of Manitoba	9.250%	4/1/20	1,500	2,241
Province of New Brunswick	2.750%	6/15/18	6,425	6,723
Province of Nova Scotia	5.125%	1/26/17	3,500	4,113
Province of Ontario	3.150%	12/15/17	1,150	1,224
Province of Ontario	4.000%	10/7/19	16,400	18,229
Province of Ontario	4.400%	4/14/20	16,600	18,930
Quebec	5.125%	11/14/16	8,975	10,543
Quebec	4.625%	5/14/18	4,500	5,187
Quebec	3.500%	7/29/20	2,400	2,568
Quebec	2.750%	8/25/21	7,175	7,171
Republic of Italy	5.375%	6/12/17	425	420
Republic of Korea	7.125%	4/16/19	6,550	7,937
South Africa Government International Bond	6.875%	5/27/19	9,150	10,877
South Africa Government International Bond	5.500%	3/9/20	8,875	9,740
Svensk Exportkredit AB	5.125%	3/1/17	6,250	7,332
Total Sovereign Bonds (Cost $716,130)				774,590
Taxable Municipal Bonds (0.3%)
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	2,500	2,668
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	800	891
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	1,800	2,094
California GO	5.950%	4/1/16	2,800	3,186
California GO	6.200%	3/1/19	500	571
California GO	6.200%	10/1/19	3,925	4,520
Illinois GO	5.365%	3/1/17	14,200	14,989
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	1,250	1,274
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute)	3.450%	9/1/14	2,750	2,935
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	1,200	1,423
Massachusetts GO	4.200%	12/1/21	3,375	3,743
New Hampshire Health & Educational
Facilities Authority Revenue (Dartmouth
College)	4.750%	6/1/19	1,000	1,148
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.625%	9/1/19	1,000	1,212
7 Wisconsin GO	4.800%	5/1/13	1,350	1,431
Total Taxable Municipal Bonds (Cost $38,774)				42,085

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
8 Vanguard Market Liquidity Fund (Cost
$63,839)	0.144%	63,839,311	63,839

Total Investments (99.6%) (Cost $11,852,335)			13,000,393
Other Assets and Liabilities-Net (0.4%)			47,897
Net Assets (100%)			13,048,290

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $68,321,000, representing 0.5% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the Government of Japan.
5 Guaranteed by the Federal Republic of Germany.
6 Guaranteed by the Republic of Austria.
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,312,359	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,196	—

Corporate Bonds	—	4,799,324	—
Sovereign Bonds	—	774,590	—
Taxable Municipal Bonds	—	42,085	—
Temporary Cash Investments	63,839	—	—
Total	63,839	12,936,554	—

C. At September 30, 2011, the cost of investment securities for tax purposes was $11,852,335,000. Net unrealized appreciation of investment securities for tax purposes was $1,148,058,000, consisting of unrealized gains of $1,182,336,000 on securities that had risen in value since their purchase and $34,278,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund

Schedule of Investments
As of September 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (46.3%)
U.S. Government Securities (43.1%)
	United States Treasury Note/Bond	0.625%	12/31/12	1,600	1,608
	United States Treasury Note/Bond	2.375%	8/31/14	55	58
	United States Treasury Note/Bond	2.375%	10/31/14	230	244
	United States Treasury Note/Bond	9.875%	11/15/15	30	41
	United States Treasury Note/Bond	2.750%	5/31/17	30	33
	United States Treasury Note/Bond	3.125%	5/15/21	1,125	1,251
	United States Treasury Note/Bond	8.125%	5/15/21	520	810
	United States Treasury Note/Bond	2.125%	8/15/21	2,675	2,727
	United States Treasury Note/Bond	8.125%	8/15/21	1,660	2,602
	United States Treasury Note/Bond	8.000%	11/15/21	6,890	10,776
	United States Treasury Note/Bond	7.250%	8/15/22	280	423
	United States Treasury Note/Bond	7.125%	2/15/23	63,665	96,214
	United States Treasury Note/Bond	6.250%	8/15/23	76,215	108,845
	United States Treasury Note/Bond	7.500%	11/15/24	22,090	35,202
	United States Treasury Note/Bond	7.625%	2/15/25	1,525	2,461
	United States Treasury Note/Bond	6.875%	8/15/25	52,425	80,513
	United States Treasury Note/Bond	6.000%	2/15/26	4,500	6,458
	United States Treasury Note/Bond	6.750%	8/15/26	26,905	41,383
	United States Treasury Note/Bond	6.500%	11/15/26	670	1,012
	United States Treasury Note/Bond	6.625%	2/15/27	5	8
	United States Treasury Note/Bond	6.375%	8/15/27	6,620	9,985
	United States Treasury Note/Bond	6.125%	11/15/27	3,997	5,906
	United States Treasury Note/Bond	5.500%	8/15/28	7,015	9,826
	United States Treasury Note/Bond	5.250%	11/15/28	55,110	75,337
	United States Treasury Note/Bond	5.250%	2/15/29	8,060	11,040
	United States Treasury Note/Bond	6.125%	8/15/29	45,140	67,858
	United States Treasury Note/Bond	6.250%	5/15/30	12,205	18,727
	United States Treasury Note/Bond	5.375%	2/15/31	13,120	18,518
	United States Treasury Note/Bond	4.500%	2/15/36	100	130
	United States Treasury Note/Bond	4.750%	2/15/37	5,350	7,212
	United States Treasury Note/Bond	5.000%	5/15/37	12,140	16,954
	United States Treasury Note/Bond	4.375%	2/15/38	49,523	63,459
	United States Treasury Note/Bond	4.500%	5/15/38	64,435	84,199
	United States Treasury Note/Bond	4.250%	5/15/39	111,528	140,821
	United States Treasury Note/Bond	4.500%	8/15/39	127,336	167,189
	United States Treasury Note/Bond	4.375%	11/15/39	152,745	196,946
	United States Treasury Note/Bond	4.625%	2/15/40	75,576	101,284
	United States Treasury Note/Bond	4.375%	5/15/40	81,283	104,932
	United States Treasury Note/Bond	3.875%	8/15/40	61,365	73,130
	United States Treasury Note/Bond	4.250%	11/15/40	131,115	166,331
	United States Treasury Note/Bond	4.750%	2/15/41	98,985	135,733
	United States Treasury Note/Bond	4.375%	5/15/41	87,320	113,175
	United States Treasury Note/Bond	3.750%	8/15/41	500	584
					1,981,945
Agency Bonds and Notes (3.2%)
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,341
1	Federal Home Loan Banks	5.500%	7/15/36	8,410	10,996
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	11,490

1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	10,160	15,350
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,525	6,581
1	Federal National Mortgage Assn.	6.250%	5/15/29	9,450	13,433
1	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	14,074
1	Federal National Mortgage Assn.	7.250%	5/15/30	6,635	10,430
1	Federal National Mortgage Assn.	6.625%	11/15/30	3,300	4,912
1	Federal National Mortgage Assn.	5.625%	7/15/37	4,575	6,244
1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,429
	Israel Government AID Bond	5.500%	12/4/23	5,325	6,785
	Israel Government AID Bond	5.500%	4/26/24	4,800	6,140
	Private Export Funding Corp.	4.300%	12/15/21	1,475	1,693
	Private Export Funding Corp.	2.800%	5/15/22	800	801
	Resolution Funding Corp.	8.625%	1/15/21	850	1,292
1	Tennessee Valley Authority	6.750%	11/1/25	5,750	8,084
1	Tennessee Valley Authority	7.125%	5/1/30	1,250	1,926
1	Tennessee Valley Authority	4.650%	6/15/35	4,825	5,652
1	Tennessee Valley Authority	5.880%	4/1/36	1,000	1,367
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,383
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,495
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,548
1	Tennessee Valley Authority	5.250%	9/15/39	3,375	4,350
1	Tennessee Valley Authority	4.875%	1/15/48	2,500	3,112
1	Tennessee Valley Authority	5.375%	4/1/56	1,850	2,538
1	Tennessee Valley Authority	4.625%	9/15/60	1,700	2,054
					148,500
Total U.S. Government and Agency Obligations (Cost $1,733,925)					2,130,445
Asset-Backed/Commercial Mortgage-Backed Security (0.1%)
2	PSE&G Transition Funding LLC (Cost $2,500)	6.890%	12/15/17	2,500	3,019

Corporate Bonds (41.2%)
Finance (7.9%)
	Banking (4.2%)
2	Abbey National Capital Trust I	8.963%	12/29/49	2,300	2,264
	American Express Co.	8.150%	3/19/38	1,950	2,778
	Bank of America Corp.	6.800%	3/15/28	375	358
	Bank of America Corp.	6.500%	9/15/37	1,600	1,283
	Bank of America NA	6.000%	10/15/36	2,475	2,189
	Bank One Corp.	7.750%	7/15/25	2,000	2,323
	Bank One Corp.	7.625%	10/15/26	4,350	5,334
	BB&T Capital Trust II	6.750%	6/7/36	3,325	3,304
2	BB&T Capital Trust IV	6.820%	6/12/77	650	673
2	Capital One Capital III	7.686%	8/1/66	1,700	1,662
	Capital One Capital IV	6.745%	2/17/37	1,190	1,136
	Capital One Capital V	10.250%	8/15/39	2,350	2,403
	Capital One Capital VI	8.875%	5/15/40	2,775	2,768
[2,3] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	450	516
	Citigroup Inc.	6.625%	6/15/32	2,750	2,504
	Citigroup Inc.	5.875%	2/22/33	1,825	1,521
	Citigroup Inc.	6.000%	10/31/33	3,500	3,011
	Citigroup Inc.	5.850%	12/11/34	2,300	2,220
	Citigroup Inc.	6.125%	8/25/36	3,350	2,840
	Citigroup Inc.	5.875%	5/29/37	1,100	1,065
	Citigroup Inc.	6.875%	3/5/38	8,325	8,935
	Citigroup Inc.	8.125%	7/15/39	5,275	6,439
	Compass Bank	5.900%	4/1/26	1,075	1,054

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	3,325	3,700
Credit Suisse USA Inc.	7.125%	7/15/32	2,600	2,978
Fifth Third Bancorp	8.250%	3/1/38	3,525	4,277
FleetBoston Financial Corp.	6.875%	1/15/28	400	412
FleetBoston Financial Corp.	6.700%	7/15/28	1,200	1,167
Goldman Sachs Capital I	6.345%	2/15/34	7,350	6,328
Goldman Sachs Group Inc.	5.750%	10/1/16	75	79
Goldman Sachs Group Inc.	5.950%	1/15/27	4,050	3,919
Goldman Sachs Group Inc.	6.125%	2/15/33	6,150	6,181
Goldman Sachs Group Inc.	6.450%	5/1/36	875	802
Goldman Sachs Group Inc.	6.750%	10/1/37	11,600	10,584
Goldman Sachs Group Inc.	6.250%	2/1/41	6,035	5,844
HSBC Bank USA NA	5.875%	11/1/34	4,100	3,903
HSBC Bank USA NA	5.625%	8/15/35	2,800	2,520
HSBC Bank USA NA	7.000%	1/15/39	400	437
HSBC Holdings plc	7.625%	5/17/32	1,050	1,105
HSBC Holdings plc	7.350%	11/27/32	200	214
HSBC Holdings plc	6.500%	5/2/36	3,425	3,379
HSBC Holdings plc	6.500%	9/15/37	5,425	5,278
HSBC Holdings plc	6.800%	6/1/38	5,040	5,051
JP Morgan Chase Capital XVII	5.850%	8/1/35	425	423
2 JP Morgan Chase Capital XVIII	6.950%	8/1/66	1,400	1,400
2 JP Morgan Chase Capital XX	6.550%	9/15/66	2,575	2,584
2 JP Morgan Chase Capital XXII	6.450%	1/15/87	3,075	3,089
JP Morgan Chase Capital XXV	6.800%	10/1/37	2,950	2,956
JPMorgan Chase & Co.	6.400%	5/15/38	6,925	7,916
JPMorgan Chase & Co.	5.500%	10/15/40	950	1,010
JPMorgan Chase & Co.	5.600%	7/15/41	4,050	4,192
JPMorgan Chase Capital XXVII	7.000%	11/1/39	1,725	1,729
KeyBank NA	6.950%	2/1/28	143	163
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,775	4,004
Merrill Lynch & Co. Inc.	6.110%	1/29/37	3,400	2,697
Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,800	4,407
Morgan Stanley	6.250%	8/9/26	3,250	3,251
Morgan Stanley	7.250%	4/1/32	1,525	1,578
Santander UK plc	7.950%	10/26/29	725	667
2 SunTrust Capital VIII	6.100%	12/1/66	1,629	1,613
UBS AG	7.000%	10/15/15	1,000	1,094
UBS AG	7.375%	6/15/17	550	617
UBS AG	7.750%	9/1/26	1,000	1,244
USB Capital XIII Trust	6.625%	12/15/39	1,325	1,346
Wachovia Bank NA	5.850%	2/1/37	3,175	3,307
Wachovia Bank NA	6.600%	1/15/38	4,850	5,526
Wachovia Corp.	6.605%	10/1/25	725	821
Wachovia Corp.	7.500%	4/15/35	150	190
Wachovia Corp.	5.500%	8/1/35	4,000	3,957
Wachovia Corp.	6.550%	10/15/35	125	142
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,575
Wells Fargo Bank NA	5.950%	8/26/36	2,175	2,312
2 Wells Fargo Capital X	5.950%	12/1/86	2,525	2,474

Brokerage (0.1%)
Jefferies Group Inc.	6.450%	6/8/27	1,500	1,438
Jefferies Group Inc.	6.250%	1/15/36	1,800	1,618

Finance Companies (1.0%)
General Electric Capital Corp.	6.750%	3/15/32	18,975	21,531
General Electric Capital Corp.	6.150%	8/7/37	5,600	5,875
General Electric Capital Corp.	5.875%	1/14/38	12,425	12,715
General Electric Capital Corp.	6.875%	1/10/39	5,800	6,673
SLM Corp.	5.625%	8/1/33	1,950	1,583

Insurance (2.5%)
ACE Capital Trust II	9.700%	4/1/30	850	1,083
ACE INA Holdings Inc.	6.700%	5/15/36	1,000	1,267
Aetna Inc.	6.625%	6/15/36	2,850	3,631
Aetna Inc.	6.750%	12/15/37	700	897
Aflac Inc.	6.900%	12/17/39	575	614
Aflac Inc.	6.450%	8/15/40	1,450	1,407
Allstate Corp.	6.125%	12/15/32	1,250	1,427
Allstate Corp.	5.350%	6/1/33	1,950	2,031
Allstate Corp.	5.550%	5/9/35	2,000	2,142
Allstate Corp.	6.900%	5/15/38	300	376
2 Allstate Corp.	6.500%	5/15/57	1,500	1,312
American International Group Inc.	6.250%	5/1/36	2,350	2,228
American International Group Inc.	6.250%	3/15/37	3,565	2,469
2 American International Group Inc.	8.175%	5/15/68	9,000	7,920
AON Corp.	8.205%	1/1/27	1,175	1,338
AON Corp.	6.250%	9/30/40	1,525	1,860
Arch Capital Group Ltd.	7.350%	5/1/34	625	712
Assurant Inc.	6.750%	2/15/34	1,200	1,290
AXA SA	8.600%	12/15/30	3,700	4,150
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	675	758
Chubb Corp.	6.000%	5/11/37	2,075	2,463
Chubb Corp.	6.500%	5/15/38	1,375	1,716
CIGNA Corp.	7.875%	5/15/27	500	637
CIGNA Corp.	6.150%	11/15/36	525	608
CIGNA Corp.	5.875%	3/15/41	1,650	1,849
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,157
Cincinnati Financial Corp.	6.125%	11/1/34	850	919
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,425	1,404
Genworth Financial Inc.	6.500%	6/15/34	825	653
Hartford Financial Services Group Inc.	5.950%	10/15/36	450	391
Hartford Financial Services Group Inc.	6.625%	3/30/40	500	466
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	434
Humana Inc.	8.150%	6/15/38	250	339
Lincoln National Corp.	6.150%	4/7/36	1,775	1,714
Lincoln National Corp.	7.000%	6/15/40	1,350	1,431
Loews Corp.	6.000%	2/1/35	800	876
MetLife Inc.	6.500%	12/15/32	750	876
MetLife Inc.	6.375%	6/15/34	1,150	1,323
MetLife Inc.	5.700%	6/15/35	475	500
MetLife Inc.	5.875%	2/6/41	4,475	4,868
2 MetLife Inc.	6.400%	12/15/66	3,415	2,953
2 MetLife Inc.	10.750%	8/1/69	700	882
2 Nationwide Financial Services	6.750%	5/15/67	1,000	820
Principal Financial Group Inc.	6.050%	10/15/36	1,900	2,046
Progressive Corp.	6.625%	3/1/29	1,625	2,043
Protective Life Corp.	8.450%	10/15/39	600	694
Prudential Financial Inc.	5.750%	7/15/33	800	812
Prudential Financial Inc.	5.400%	6/13/35	1,000	963
Prudential Financial Inc.	5.900%	3/17/36	1,500	1,523

Prudential Financial Inc.	5.700%	12/14/36	4,175	4,076
Prudential Financial Inc.	6.625%	12/1/37	125	136
Prudential Financial Inc.	6.625%	6/21/40	700	761
Prudential Financial Inc.	6.200%	11/15/40	1,025	1,056
Prudential Financial Inc.	5.625%	5/12/41	125	118
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,850	2,219
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	600	738
Transatlantic Holdings Inc.	8.000%	11/30/39	800	968
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,250
Travelers Cos. Inc.	6.250%	6/15/37	1,825	2,129
Travelers Cos. Inc.	5.350%	11/1/40	1,775	1,889
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,773
UnitedHealth Group Inc.	5.800%	3/15/36	1,300	1,498
UnitedHealth Group Inc.	6.500%	6/15/37	700	867
UnitedHealth Group Inc.	6.625%	11/15/37	575	726
UnitedHealth Group Inc.	6.875%	2/15/38	5,800	7,587
UnitedHealth Group Inc.	5.950%	2/15/41	750	915
Validus Holdings Ltd.	8.875%	1/26/40	590	651
WellPoint Inc.	5.950%	12/15/34	3,200	3,770
WellPoint Inc.	5.850%	1/15/36	2,475	2,844
XL Group plc	6.375%	11/15/24	1,150	1,226
XL Group plc	6.250%	5/15/27	125	130

Real Estate Investment Trusts (0.1%)
HCP Inc.	6.750%	2/1/41	775	824
Health Care REIT Inc.	5.250%	1/15/22	1,400	1,330
Health Care REIT Inc.	6.500%	3/15/41	900	862
Realty Income Corp.	5.875%	3/15/35	595	602
Simon Property Group LP	6.750%	2/1/40	1,350	1,635
				366,307
Industrial (26.1%)
Basic Industry (2.0%)
Agrium Inc.	6.125%	1/15/41	1,500	1,816
Alcoa Inc.	5.870%	2/23/22	1,550	1,516
Alcoa Inc.	5.900%	2/1/27	4,175	4,059
Alcoa Inc.	6.750%	1/15/28	1,225	1,283
AngloGold Ashanti Holdings plc	6.500%	4/15/40	550	541
ArcelorMittal	7.000%	10/15/39	3,900	3,470
ArcelorMittal	6.750%	3/1/41	2,900	2,500
Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,646
Barrick North America Finance LLC	5.700%	5/30/41	1,375	1,461
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,750	1,906
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	621
Cliffs Natural Resources Inc.	6.250%	10/1/40	2,350	2,309
Dow Chemical Co.	7.375%	11/1/29	3,300	4,054
Dow Chemical Co.	9.400%	5/15/39	2,350	3,560
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,491
EI du Pont de Nemours & Co.	4.900%	1/15/41	925	1,020
International Paper Co.	8.700%	6/15/38	800	1,018
International Paper Co.	7.300%	11/15/39	1,800	2,014
3 Kinross Gold Corp.	6.875%	9/1/41	700	751
Lubrizol Corp.	6.500%	10/1/34	350	457
Monsanto Co.	5.500%	8/15/25	1,350	1,655
Monsanto Co.	5.875%	4/15/38	650	832
Newmont Mining Corp.	5.875%	4/1/35	1,250	1,367
Newmont Mining Corp.	6.250%	10/1/39	3,150	3,568
Nucor Corp.	4.125%	9/15/22	2,000	2,102

Nucor Corp.	6.400%	12/1/37	575	713
Placer Dome Inc.	6.450%	10/15/35	700	827
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,784
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	800	941
PPG Industries Inc.	7.700%	3/15/38	650	896
PPG Industries Inc.	5.500%	11/15/40	800	906
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	342
Rio Tinto Alcan Inc.	5.750%	6/1/35	1,250	1,430
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,725	6,287
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,250	1,352
Southern Copper Corp.	7.500%	7/27/35	3,500	3,743
Southern Copper Corp.	6.750%	4/16/40	1,750	1,772
Teck Resources Ltd.	4.750%	1/15/22	2,325	2,373
Teck Resources Ltd.	6.125%	10/1/35	1,500	1,586
Teck Resources Ltd.	6.000%	8/15/40	1,525	1,571
Teck Resources Ltd.	6.250%	7/15/41	2,300	2,411
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,208
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,469
Vale Overseas Ltd.	6.875%	11/21/36	5,625	6,119
Vale Overseas Ltd.	6.875%	11/10/39	4,825	5,261

Capital Goods (1.9%)
3M Co.	6.375%	2/15/28	500	664
3M Co.	5.700%	3/15/37	1,550	2,003
Boeing Co.	8.750%	9/15/31	850	1,300
Boeing Co.	6.125%	2/15/33	925	1,147
Boeing Co.	6.625%	2/15/38	1,050	1,422
Boeing Co.	6.875%	3/15/39	250	344
Boeing Co.	5.875%	2/15/40	1,625	2,017
Caterpillar Inc.	6.625%	7/15/28	1,575	2,090
Caterpillar Inc.	7.300%	5/1/31	1,200	1,695
Caterpillar Inc.	6.050%	8/15/36	2,225	2,856
Caterpillar Inc.	5.200%	5/27/41	2,350	2,754
Caterpillar Inc.	6.950%	5/1/42	1,425	2,038
Deere & Co.	5.375%	10/16/29	1,975	2,454
Deere & Co.	8.100%	5/15/30	1,000	1,503
Deere & Co.	7.125%	3/3/31	200	281
Dover Corp.	5.375%	10/15/35	350	419
Dover Corp.	6.600%	3/15/38	800	1,121
Dover Corp.	5.375%	3/1/41	1,900	2,300
Emerson Electric Co.	6.000%	8/15/32	400	509
Emerson Electric Co.	6.125%	4/15/39	825	1,097
Emerson Electric Co.	5.250%	11/15/39	175	211
Goodrich Corp.	6.800%	7/1/36	1,000	1,344
Honeywell International Inc.	5.700%	3/15/36	775	947
Honeywell International Inc.	5.700%	3/15/37	1,425	1,747
Honeywell International Inc.	5.375%	3/1/41	2,525	3,052
3 Illinois Tool Works Inc.	4.875%	9/15/41	1,600	1,788
Lockheed Martin Corp.	6.150%	9/1/36	5,025	6,145
Lockheed Martin Corp.	5.500%	11/15/39	1,200	1,359
Lockheed Martin Corp.	5.720%	6/1/40	189	213
Northrop Grumman Corp.	5.050%	11/15/40	1,950	2,047
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,115	1,620
Owens Corning	7.000%	12/1/36	2,800	2,925
Parker Hannifin Corp.	3.500%	9/15/22	100	105
Parker Hannifin Corp.	6.250%	5/15/38	1,225	1,571
Raytheon Co.	7.200%	8/15/27	400	553

Raytheon Co.	4.875%	10/15/40	1,300	1,378
Republic Services Inc.	5.250%	11/15/21	1,525	1,712
Republic Services Inc.	6.086%	3/15/35	225	262
Republic Services Inc.	6.200%	3/1/40	3,375	4,055
Republic Services Inc.	5.700%	5/15/41	1,375	1,560
Rockwell Automation Inc.	6.700%	1/15/28	300	387
Rockwell Automation Inc.	6.250%	12/1/37	1,100	1,378
Sonoco Products Co.	5.750%	11/1/40	425	483
Stanley Black & Decker Inc.	5.200%	9/1/40	700	782
Tyco International Finance SA	4.625%	1/15/23	600	645
United Technologies Corp.	6.700%	8/1/28	250	332
United Technologies Corp.	7.500%	9/15/29	1,875	2,709
United Technologies Corp.	5.400%	5/1/35	1,775	2,077
United Technologies Corp.	6.050%	6/1/36	975	1,236
United Technologies Corp.	6.125%	7/15/38	1,700	2,142
United Technologies Corp.	5.700%	4/15/40	2,975	3,638
Waste Management Inc.	7.100%	8/1/26	800	1,008
Waste Management Inc.	7.000%	7/15/28	3,000	3,802
Waste Management Inc.	7.750%	5/15/32	875	1,197
Waste Management Inc.	6.125%	11/30/39	500	602

Communication (6.5%)
Alltel Corp.	7.875%	7/1/32	2,225	3,184
America Movil SAB de CV	6.375%	3/1/35	2,700	2,971
America Movil SAB de CV	6.125%	11/15/37	1,200	1,267
America Movil SAB de CV	6.125%	3/30/40	4,700	4,942
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,137
AT&T Corp.	8.000%	11/15/31	3,005	4,181
AT&T Inc.	6.450%	6/15/34	5,250	6,132
AT&T Inc.	6.150%	9/15/34	3,000	3,409
AT&T Inc.	6.500%	9/1/37	5,550	6,542
AT&T Inc.	6.300%	1/15/38	9,725	11,138
AT&T Inc.	6.400%	5/15/38	825	969
AT&T Inc.	6.550%	2/15/39	3,800	4,512
AT&T Inc.	5.350%	9/1/40	7,405	7,820
AT&T Inc.	5.550%	8/15/41	5,000	5,390
AT&T Mobility LLC	7.125%	12/15/31	2,425	3,212
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,687
BellSouth Corp.	6.875%	10/15/31	1,275	1,569
BellSouth Corp.	6.550%	6/15/34	1,475	1,721
BellSouth Corp.	6.000%	11/15/34	1,480	1,606
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,640	1,876
British Telecommunications plc	9.875%	12/15/30	6,600	9,600
CBS Corp.	7.875%	7/30/30	3,865	4,863
CBS Corp.	5.500%	5/15/33	225	227
CBS Corp.	5.900%	10/15/40	600	632
CenturyLink Inc.	6.875%	1/15/28	550	488
CenturyLink Inc.	7.600%	9/15/39	3,800	3,425
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	3,198	4,675
Comcast Corp.	5.650%	6/15/35	5,100	5,316
Comcast Corp.	6.500%	11/15/35	7,225	8,255
Comcast Corp.	6.450%	3/15/37	3,175	3,618
Comcast Corp.	6.950%	8/15/37	3,550	4,249
Comcast Corp.	6.400%	5/15/38	2,000	2,271
Deutsche Telekom International Finance BV	8.750%	6/15/30	8,425	11,306

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	1,125	1,247
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	2,250	2,384
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	2,200	2,433
Discovery Communications LLC	6.350%	6/1/40	1,600	1,851
Embarq Corp.	7.995%	6/1/36	3,900	3,708
France Telecom SA	8.500%	3/1/31	5,590	7,757
Grupo Televisa SA	6.625%	3/18/25	1,600	1,770
Grupo Televisa SA	8.500%	3/11/32	250	311
Grupo Televisa SA	6.625%	1/15/40	875	926
GTE Corp.	8.750%	11/1/21	150	211
GTE Corp.	6.940%	4/15/28	2,275	2,835
Koninklijke KPN NV	8.375%	10/1/30	2,375	3,112
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,244
NBCUniversal Media LLC	6.400%	4/30/40	3,725	4,305
NBCUniversal Media LLC	5.950%	4/1/41	1,700	1,882
New Cingular Wireless Services Inc.	8.750%	3/1/31	2,075	3,095
News America Inc.	6.550%	3/15/33	225	245
News America Inc.	6.200%	12/15/34	6,450	6,834
News America Inc.	6.400%	12/15/35	5,950	6,401
News America Inc.	8.150%	10/17/36	1,225	1,530
News America Inc.	7.850%	3/1/39	750	926
News America Inc.	6.900%	8/15/39	975	1,117
News America Inc.	6.150%	2/15/41	3,525	3,759
News America Inc.	7.750%	12/1/45	1,225	1,487
Pacific Bell Telephone Co.	7.125%	3/15/26	550	700
Qwest Corp.	7.500%	6/15/23	2,350	2,326
Qwest Corp.	7.200%	11/10/26	200	188
Qwest Corp.	6.875%	9/15/33	3,850	3,638
Rogers Communications Inc.	7.500%	8/15/38	1,175	1,570
TCI Communications Inc.	7.875%	2/15/26	2,200	2,854
Telecom Italia Capital SA	6.375%	11/15/33	3,025	2,607
Telecom Italia Capital SA	6.000%	9/30/34	2,050	1,673
Telecom Italia Capital SA	7.200%	7/18/36	1,625	1,472
Telecom Italia Capital SA	7.721%	6/4/38	2,050	1,935
Telefonica Emisiones SAU	7.045%	6/20/36	5,725	5,766
Telefonica Europe BV	8.250%	9/15/30	2,500	2,802
Thomson Reuters Corp.	5.500%	8/15/35	900	989
Thomson Reuters Corp.	5.850%	4/15/40	1,100	1,259
Time Warner Cable Inc.	6.550%	5/1/37	4,000	4,408
Time Warner Cable Inc.	7.300%	7/1/38	2,000	2,364
Time Warner Cable Inc.	6.750%	6/15/39	4,275	4,779
Time Warner Cable Inc.	5.875%	11/15/40	3,550	3,632
Time Warner Cable Inc.	5.500%	9/1/41	1,975	1,924
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,733	3,514
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,542
United States Cellular Corp.	6.700%	12/15/33	1,450	1,549
Verizon Communications Inc.	5.850%	9/15/35	3,275	3,833
Verizon Communications Inc.	6.250%	4/1/37	2,825	3,395
Verizon Communications Inc.	6.400%	2/15/38	7,050	8,688
Verizon Communications Inc.	6.900%	4/15/38	2,800	3,606
Verizon Communications Inc.	8.950%	3/1/39	1,025	1,608
Verizon Communications Inc.	7.350%	4/1/39	1,250	1,679
Verizon Communications Inc.	6.000%	4/1/41	1,675	2,020
Verizon Global Funding Corp.	7.750%	12/1/30	7,550	10,340

Verizon Maryland Inc.	5.125%	6/15/33	500	517
Verizon New England Inc.	7.875%	11/15/29	400	488
Verizon New York Inc.	7.375%	4/1/32	650	805
Vodafone Group plc	7.875%	2/15/30	1,000	1,437
Vodafone Group plc	6.250%	11/30/32	200	245
Vodafone Group plc	6.150%	2/27/37	5,350	6,620

Consumer Cyclical (3.3%)
CVS Caremark Corp.	6.250%	6/1/27	3,700	4,472
CVS Caremark Corp.	6.125%	9/15/39	2,925	3,426
CVS Caremark Corp.	5.750%	5/15/41	1,125	1,266
Daimler Finance North America LLC	8.500%	1/18/31	2,900	4,087
Darden Restaurants Inc.	6.800%	10/15/37	1,750	2,093
Historic TW Inc.	9.150%	2/1/23	1,230	1,692
Historic TW Inc.	6.625%	5/15/29	6,975	7,911
Home Depot Inc.	5.875%	12/16/36	5,200	6,086
Home Depot Inc.	5.400%	9/15/40	2,375	2,632
Home Depot Inc.	5.950%	4/1/41	2,250	2,683
Johnson Controls Inc.	6.000%	1/15/36	475	565
Johnson Controls Inc.	5.700%	3/1/41	1,100	1,230
Kohl's Corp.	6.000%	1/15/33	400	456
Kohl's Corp.	6.875%	12/15/37	1,675	2,065
Lowe's Cos. Inc.	6.875%	2/15/28	550	717
Lowe's Cos. Inc.	6.500%	3/15/29	1,800	2,262
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,575
Lowe's Cos. Inc.	5.800%	4/15/40	1,175	1,370
Macy's Retail Holdings Inc.	6.900%	4/1/29	3,050	3,265
Macy's Retail Holdings Inc.	6.375%	3/15/37	3,100	3,387
McDonald's Corp.	6.300%	10/15/37	1,750	2,376
McDonald's Corp.	6.300%	3/1/38	1,475	1,989
McDonald's Corp.	5.700%	2/1/39	1,250	1,588
Nordstrom Inc.	6.950%	3/15/28	300	377
Nordstrom Inc.	7.000%	1/15/38	1,200	1,574
Target Corp.	7.000%	7/15/31	1,800	2,376
Target Corp.	6.350%	11/1/32	3,825	4,733
Target Corp.	6.500%	10/15/37	3,400	4,417
Target Corp.	7.000%	1/15/38	1,650	2,250
Time Warner Cos. Inc.	7.570%	2/1/24	500	627
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,175
Time Warner Inc.	7.625%	4/15/31	5,935	7,366
Time Warner Inc.	7.700%	5/1/32	1,865	2,345
Time Warner Inc.	6.200%	3/15/40	2,350	2,610
Time Warner Inc.	6.100%	7/15/40	2,425	2,678
Time Warner Inc.	6.250%	3/29/41	2,925	3,308
VF Corp.	6.450%	11/1/37	1,500	1,910
Viacom Inc.	6.875%	4/30/36	4,775	5,726
Wal-Mart Stores Inc.	5.875%	4/5/27	4,562	5,693
Wal-Mart Stores Inc.	7.550%	2/15/30	4,425	6,307
Wal-Mart Stores Inc.	5.250%	9/1/35	5,300	6,080
Wal-Mart Stores Inc.	6.500%	8/15/37	5,850	7,811
Wal-Mart Stores Inc.	6.200%	4/15/38	4,275	5,519
Wal-Mart Stores Inc.	5.625%	4/1/40	1,000	1,220
Wal-Mart Stores Inc.	4.875%	7/8/40	3,950	4,377
Wal-Mart Stores Inc.	5.000%	10/25/40	1,000	1,128
Wal-Mart Stores Inc.	5.625%	4/15/41	4,350	5,349
Walt Disney Co.	7.000%	3/1/32	1,150	1,632
Walt Disney Co.	4.375%	8/16/41	225	238

Western Union Co.	6.200%	11/17/36	1,350	1,472
Western Union Co.	6.200%	6/21/40	325	351
Yum! Brands Inc.	6.875%	11/15/37	1,400	1,844

Consumer Noncyclical (5.4%)
Abbott Laboratories	6.150%	11/30/37	2,225	2,875
Abbott Laboratories	6.000%	4/1/39	2,050	2,632
Abbott Laboratories	5.300%	5/27/40	2,600	3,117
Altria Group Inc.	9.950%	11/10/38	3,550	5,052
Altria Group Inc.	10.200%	2/6/39	3,725	5,423
Amgen Inc.	6.375%	6/1/37	2,125	2,738
Amgen Inc.	6.400%	2/1/39	5,075	6,638
Amgen Inc.	5.750%	3/15/40	950	1,144
Amgen Inc.	4.950%	10/1/41	1,950	2,130
Amgen Inc.	5.650%	6/15/42	1,700	2,062
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	1,875	2,491
Anheuser-Busch Cos. Inc.	5.950%	1/15/33	650	795
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	1,575	1,910
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	650	862
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,475	5,238
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,225	2,914
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	321
Archer-Daniels-Midland Co.	5.375%	9/15/35	4,150	4,791
Archer-Daniels-Midland Co.	5.765%	3/1/41	2,400	3,006
3 Archer-Daniels-Midland Co.	4.535%	3/26/42	335	346
AstraZeneca plc	6.450%	9/15/37	6,925	9,263
Baptist Health South Florida Obligated Group	4.590%	8/15/21	550	600
Baxter International Inc.	6.250%	12/1/37	800	1,062
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,277
Becton Dickinson and Co.	5.000%	11/12/40	400	451
Boston Scientific Corp.	7.000%	11/15/35	575	670
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,430
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,804
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,177
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,802	2,257
Bristol-Myers Squibb Co.	6.125%	5/1/38	850	1,122
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	289
Celgene Corp.	5.700%	10/15/40	600	676
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	600	864
ConAgra Foods Inc.	7.125%	10/1/26	150	174
ConAgra Foods Inc.	7.000%	10/1/28	175	203
ConAgra Foods Inc.	8.250%	9/15/30	1,650	2,104
Corn Products International Inc.	6.625%	4/15/37	575	687
Covidien International Finance SA	6.550%	10/15/37	2,525	3,253
CR Bard Inc.	6.700%	12/1/26	500	660
Delhaize Group SA	5.700%	10/1/40	2,739	2,846
Diageo Capital plc	5.875%	9/30/36	750	932
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,567
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	600	828
Eli Lilly & Co.	7.125%	6/1/25	1,100	1,497
Eli Lilly & Co.	5.500%	3/15/27	5,000	6,024
Eli Lilly & Co.	5.550%	3/15/37	750	910
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,288
Fortune Brands Inc.	5.875%	1/15/36	175	182
Genentech Inc.	5.250%	7/15/35	200	232
General Mills Inc.	5.400%	6/15/40	2,000	2,349
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	2,216

GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,775	7,740
Hasbro Inc.	6.350%	3/15/40	1,544	1,666
HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,482
Hospira Inc.	5.600%	9/15/40	725	806
Johnson & Johnson	6.950%	9/1/29	2,125	3,090
Johnson & Johnson	4.950%	5/15/33	2,125	2,542
Johnson & Johnson	5.950%	8/15/37	975	1,316
Johnson & Johnson	5.850%	7/15/38	1,525	2,031
Johnson & Johnson	4.500%	9/1/40	1,775	1,985
Kellogg Co.	7.450%	4/1/31	2,350	3,395
Kimberly-Clark Corp.	6.625%	8/1/37	1,975	2,690
Kimberly-Clark Corp.	5.300%	3/1/41	600	721
Koninklijke Philips Electronics NV	6.875%	3/11/38	2,550	3,260
Kraft Foods Inc.	6.500%	11/1/31	2,450	3,062
Kraft Foods Inc.	7.000%	8/11/37	3,050	3,928
Kraft Foods Inc.	6.875%	2/1/38	1,575	1,982
Kraft Foods Inc.	6.875%	1/26/39	400	505
Kraft Foods Inc.	6.500%	2/9/40	8,150	9,875
Kroger Co.	7.700%	6/1/29	375	499
Kroger Co.	8.000%	9/15/29	1,925	2,623
Kroger Co.	7.500%	4/1/31	1,350	1,812
Kroger Co.	5.400%	7/15/40	750	822
Lorillard Tobacco Co.	7.000%	8/4/41	300	318
McKesson Corp.	6.000%	3/1/41	1,550	1,984
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,675	1,980
Medtronic Inc.	6.500%	3/15/39	600	832
Medtronic Inc.	5.550%	3/15/40	1,025	1,297
Merck & Co. Inc.	6.300%	1/1/26	500	649
Merck & Co. Inc.	6.400%	3/1/28	2,200	2,931
Merck & Co. Inc.	5.950%	12/1/28	1,050	1,334
Merck & Co. Inc.	6.500%	12/1/33	775	1,068
Merck & Co. Inc.	5.750%	11/15/36	300	378
Merck & Co. Inc.	6.550%	9/15/37	3,850	5,401
Merck & Co. Inc.	5.850%	6/30/39	2,025	2,636
Pepsi Bottling Group Inc.	7.000%	3/1/29	3,575	5,004
PepsiCo Inc.	5.500%	1/15/40	425	530
PepsiCo Inc.	4.875%	11/1/40	3,600	4,083
Pfizer Inc.	7.200%	3/15/39	4,475	6,514
Pharmacia Corp.	6.600%	12/1/28	1,050	1,392
Philip Morris International Inc.	6.375%	5/16/38	3,700	4,748
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,454
Procter & Gamble Co.	5.800%	8/15/34	100	131
Procter & Gamble Co.	5.550%	3/5/37	4,650	5,985
Quest Diagnostics Inc.	6.950%	7/1/37	925	1,161
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	1,087
Ralcorp Holdings Inc.	6.625%	8/15/39	1,225	1,233
Reynolds American Inc.	7.250%	6/15/37	600	678
Safeway Inc.	7.250%	2/1/31	1,631	2,051
Sara Lee Corp.	6.125%	11/1/32	625	630
Sysco Corp.	5.375%	9/21/35	1,575	1,954
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,675	2,078
Unilever Capital Corp.	5.900%	11/15/32	3,325	4,424
Wyeth	6.450%	2/1/24	2,725	3,554
Wyeth	6.000%	2/15/36	2,850	3,512
Wyeth	5.950%	4/1/37	5,875	7,494
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,302

Energy (4.1%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,257
Anadarko Finance Co.	7.500%	5/1/31	2,000	2,368
Anadarko Petroleum Corp.	6.450%	9/15/36	5,300	5,563
Anadarko Petroleum Corp.	7.950%	6/15/39	50	62
Anadarko Petroleum Corp.	6.200%	3/15/40	1,575	1,622
Apache Corp.	6.000%	1/15/37	1,600	1,965
Apache Corp.	5.100%	9/1/40	2,500	2,749
Apache Corp.	5.250%	2/1/42	2,550	2,873
Apache Finance Canada Corp.	7.750%	12/15/29	650	959
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,336
Baker Hughes Inc.	5.125%	9/15/40	3,215	3,686
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,373
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,398
Cameron International Corp.	5.950%	6/1/41	1,400	1,585
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,793
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,175	1,447
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,275	2,822
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,315	2,783
Cenovus Energy Inc.	6.750%	11/15/39	3,250	4,011
ConocoPhillips	5.900%	10/15/32	2,250	2,716
ConocoPhillips	5.900%	5/15/38	3,575	4,390
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	950	1,189
ConocoPhillips Holding Co.	6.950%	4/15/29	1,975	2,635
Devon Energy Corp.	7.950%	4/15/32	435	614
Devon Energy Corp.	5.600%	7/15/41	2,625	3,010
Devon Financing Corp. ULC	7.875%	9/30/31	4,825	6,771
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,075	1,200
Encana Corp.	6.500%	8/15/34	4,825	5,420
Encana Corp.	6.625%	8/15/37	1,175	1,368
Encana Corp.	6.500%	2/1/38	500	574
Eni USA Inc.	7.300%	11/15/27	600	745
Global Marine Inc.	7.000%	6/1/28	800	876
Halliburton Co.	6.700%	9/15/38	4,175	5,496
Hess Corp.	7.875%	10/1/29	2,625	3,539
Hess Corp.	7.300%	8/15/31	600	774
Hess Corp.	7.125%	3/15/33	925	1,184
Hess Corp.	6.000%	1/15/40	2,100	2,405
Hess Corp.	5.600%	2/15/41	3,000	3,255
Husky Energy Inc.	6.800%	9/15/37	725	885
Kerr-McGee Corp.	6.950%	7/1/24	2,162	2,532
Kerr-McGee Corp.	7.875%	9/15/31	500	606
Marathon Oil Corp.	6.600%	10/1/37	2,400	2,852
3 Marathon Petroleum Corp.	6.500%	3/1/41	3,000	3,236
Nexen Inc.	7.875%	3/15/32	1,050	1,357
Nexen Inc.	5.875%	3/10/35	1,850	1,780
Nexen Inc.	6.400%	5/15/37	3,300	3,366
Nexen Inc.	7.500%	7/30/39	1,525	1,756
Noble Energy Inc.	8.000%	4/1/27	775	1,046
Noble Energy Inc.	6.000%	3/1/41	1,950	2,183
Noble Holding International Ltd.	6.200%	8/1/40	1,700	1,986
Petro-Canada	7.875%	6/15/26	150	201
Petro-Canada	7.000%	11/15/28	250	306
Petro-Canada	5.350%	7/15/33	1,650	1,675
Petro-Canada	5.950%	5/15/35	2,500	2,688
Petro-Canada	6.800%	5/15/38	2,675	3,230
Shell International Finance BV	6.375%	12/15/38	6,400	8,758

Shell International Finance BV	5.500%	3/25/40	2,550	3,161
Statoil ASA	7.250%	9/23/27	2,500	3,387
Statoil ASA	7.150%	1/15/29	1,000	1,355
Statoil ASA	5.100%	8/17/40	2,300	2,695
Suncor Energy Inc.	7.150%	2/1/32	800	991
Suncor Energy Inc.	5.950%	12/1/34	875	940
Suncor Energy Inc.	6.500%	6/15/38	4,625	5,389
Suncor Energy Inc.	6.850%	6/1/39	500	607
Talisman Energy Inc.	7.250%	10/15/27	450	557
Talisman Energy Inc.	5.850%	2/1/37	3,200	3,452
Tosco Corp.	8.125%	2/15/30	7,500	10,657
Total Capital SA	4.450%	6/24/20	1,000	1,118
Transocean Inc.	6.500%	11/15/20	225	246
Transocean Inc.	7.500%	4/15/31	1,525	1,705
Transocean Inc.	6.800%	3/15/38	1,725	1,792
Valero Energy Corp.	7.500%	4/15/32	950	1,109
Valero Energy Corp.	6.625%	6/15/37	5,325	5,612
Weatherford International Inc.	6.800%	6/15/37	2,900	3,149
Weatherford International Ltd.	6.500%	8/1/36	1,500	1,570
Weatherford International Ltd.	7.000%	3/15/38	1,600	1,725
Williams Cos. Inc.	7.500%	1/15/31	2,852	3,387
Williams Cos. Inc.	7.750%	6/15/31	1,537	1,873
XTO Energy Inc.	6.750%	8/1/37	500	777

Other Industrial (0.1%)
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	1,000	1,222
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/2111	1,950	2,619

Technology (1.4%)
Applied Materials Inc.	5.850%	6/15/41	1,350	1,508
Cisco Systems Inc.	5.900%	2/15/39	1,800	2,165
Cisco Systems Inc.	5.500%	1/15/40	7,550	8,775
Corning Inc.	7.250%	8/15/36	600	736
Corning Inc.	5.750%	8/15/40	950	1,061
Dell Inc.	7.100%	4/15/28	500	618
Dell Inc.	6.500%	4/15/38	1,458	1,757
Harris Corp.	6.150%	12/15/40	400	458
Hewlett-Packard Co.	6.000%	9/15/41	3,000	3,182
HP Enterprise Services LLC	7.450%	10/15/29	375	466
Intel Corp.	4.800%	10/1/41	5,100	5,499
International Business Machines Corp.	7.000%	10/30/25	1,050	1,447
International Business Machines Corp.	6.220%	8/1/27	1,600	2,072
International Business Machines Corp.	6.500%	1/15/28	225	300
International Business Machines Corp.	5.875%	11/29/32	950	1,205
International Business Machines Corp.	5.600%	11/30/39	4,970	6,139
Juniper Networks Inc.	5.950%	3/15/41	750	807
Microsoft Corp.	5.200%	6/1/39	2,075	2,516
Microsoft Corp.	4.500%	10/1/40	1,750	1,931
Microsoft Corp.	5.300%	2/8/41	1,800	2,219
Motorola Solutions Inc.	7.500%	5/15/25	525	616
Nokia Oyj	6.625%	5/15/39	1,575	1,463
Oracle Corp.	6.500%	4/15/38	2,775	3,660
Oracle Corp.	6.125%	7/8/39	2,125	2,657
3 Oracle Corp.	5.375%	7/15/40	5,825	6,766
Pitney Bowes Inc.	5.250%	1/15/37	2,000	2,077

3 SAIC Inc.	5.950%	12/1/40	350	421
Science Applications International Corp.	5.500%	7/1/33	1,100	1,216
Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,638
Xerox Corp.	6.750%	12/15/39	950	1,127

Transportation (1.4%)
2 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	1,550	1,538
2 BNSF Funding Trust I	6.613%	12/15/55	850	858
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	939
Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,808
Burlington Northern Santa Fe LLC	6.200%	8/15/36	775	947
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,325	1,613
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,550	1,815
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,475	1,571
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,650	1,853
Canadian National Railway Co.	6.250%	8/1/34	2,450	3,278
Canadian National Railway Co.	6.200%	6/1/36	1,925	2,484
Canadian Pacific Railway Co.	4.450%	3/15/23	1,800	1,938
Canadian Pacific Railway Co.	7.125%	10/15/31	1,325	1,712
Con-way Inc.	6.700%	5/1/34	650	640
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	2,604	2,637
CSX Corp.	6.000%	10/1/36	175	212
CSX Corp.	6.150%	5/1/37	2,125	2,587
CSX Corp.	6.220%	4/30/40	4,125	5,119
CSX Corp.	5.500%	4/15/41	400	453
2 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	1,966	1,986
Norfolk Southern Corp.	5.590%	5/17/25	716	838
Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,996
Norfolk Southern Corp.	5.640%	5/17/29	1,898	2,254
Norfolk Southern Corp.	7.250%	2/15/31	800	1,097
3 Norfolk Southern Corp.	4.837%	10/1/41	2,400	2,499
Norfolk Southern Corp.	6.000%	5/23/2111	1,625	1,935
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	719	752
Union Pacific Corp.	7.125%	2/1/28	600	806
Union Pacific Corp.	6.625%	2/1/29	1,500	1,942
Union Pacific Corp.	6.150%	5/1/37	1,000	1,235
Union Pacific Corp.	4.750%	9/15/41	2,550	2,619
2 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	888	1,088
United Parcel Service Inc.	6.200%	1/15/38	3,950	5,291
United Parcel Service of America Inc.	8.375%	4/1/30	500	751
				1,199,014
Utilities (7.2%)
Electric (5.3%)
AEP Texas Central Co.	6.650%	2/15/33	2,980	3,688
Alabama Power Co.	6.125%	5/15/38	1,000	1,304
Alabama Power Co.	5.500%	3/15/41	500	608
Alabama Power Co.	5.200%	6/1/41	1,375	1,604
Appalachian Power Co.	5.800%	10/1/35	500	580
Appalachian Power Co.	6.375%	4/1/36	825	1,020
Appalachian Power Co.	7.000%	4/1/38	875	1,173
Baltimore Gas & Electric Co.	6.350%	10/1/36	375	479
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,222

Cleco Power LLC	6.000%	12/1/40	1,000	1,194
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,000	1,154
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	1,051
Columbus Southern Power Co.	5.850%	10/1/35	800	925
4 Commonwealth Edison Co.	5.875%	2/1/33	250	290
Commonwealth Edison Co.	5.900%	3/15/36	1,950	2,342
Commonwealth Edison Co.	6.450%	1/15/38	400	513
Connecticut Light & Power Co.	6.350%	6/1/36	750	999
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	2,210
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,875	2,273
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	925	1,189
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,675	3,636
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	750	904
Constellation Energy Group Inc.	7.600%	4/1/32	1,800	2,192
Detroit Edison Co.	5.700%	10/1/37	500	624
Dominion Resources Inc.	6.300%	3/15/33	2,150	2,631
Dominion Resources Inc.	5.950%	6/15/35	1,675	1,977
Dominion Resources Inc.	7.000%	6/15/38	1,025	1,387
Dominion Resources Inc.	4.900%	8/1/41	1,700	1,776
DTE Energy Co.	6.375%	4/15/33	800	989
Duke Energy Carolinas LLC	6.000%	12/1/28	1,125	1,374
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,370
Duke Energy Carolinas LLC	6.100%	6/1/37	850	1,074
Duke Energy Carolinas LLC	6.000%	1/15/38	875	1,136
Duke Energy Carolinas LLC	6.050%	4/15/38	3,500	4,576
Duke Energy Carolinas LLC	5.300%	2/15/40	1,400	1,664
Duke Energy Indiana Inc.	6.120%	10/15/35	600	729
Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,332
El Paso Electric Co.	6.000%	5/15/35	850	982
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	574
Entergy Louisiana LLC	5.400%	11/1/24	1,425	1,640
Entergy Louisiana LLC	4.440%	1/15/26	425	438
Exelon Corp.	5.625%	6/15/35	1,975	2,136
Exelon Generation Co. LLC	6.250%	10/1/39	3,475	4,026
FirstEnergy Corp.	7.375%	11/15/31	6,050	7,435
FirstEnergy Solutions Corp.	6.800%	8/15/39	645	716
Florida Power & Light Co.	5.950%	10/1/33	950	1,214
Florida Power & Light Co.	5.625%	4/1/34	1,674	2,066
Florida Power & Light Co.	4.950%	6/1/35	150	171
Florida Power & Light Co.	5.400%	9/1/35	1,100	1,329
Florida Power & Light Co.	6.200%	6/1/36	150	201
Florida Power & Light Co.	5.650%	2/1/37	2,150	2,691
Florida Power & Light Co.	5.850%	5/1/37	475	610
Florida Power & Light Co.	5.950%	2/1/38	2,850	3,720
Florida Power & Light Co.	5.960%	4/1/39	650	854
Florida Power & Light Co.	5.690%	3/1/40	750	956
Florida Power & Light Co.	5.250%	2/1/41	1,000	1,204
Florida Power Corp.	6.350%	9/15/37	1,525	2,034
Florida Power Corp.	6.400%	6/15/38	4,025	5,296
Florida Power Corp.	5.650%	4/1/40	500	617
Georgia Power Co.	5.650%	3/1/37	2,075	2,553
Georgia Power Co.	5.950%	2/1/39	1,160	1,470
Georgia Power Co.	5.400%	6/1/40	2,000	2,360
Iberdrola International BV	6.750%	7/15/36	1,425	1,472
Indiana Michigan Power Co.	6.050%	3/15/37	1,775	2,125
Interstate Power & Light Co.	6.250%	7/15/39	975	1,275
Kansas City Power & Light Co.	6.050%	11/15/35	500	550

Kansas City Power & Light Co.	5.300%	10/1/41	750	766
Kentucky Utilities Co.	5.125%	11/1/40	800	949
Louisville Gas & Electric Co.	5.125%	11/15/40	1,700	2,017
MidAmerican Energy Co.	6.750%	12/30/31	1,800	2,397
MidAmerican Energy Co.	5.750%	11/1/35	850	1,026
MidAmerican Energy Co.	5.800%	10/15/36	875	1,067
Midamerican Energy Holdings Co.	8.480%	9/15/28	300	417
Midamerican Energy Holdings Co.	6.125%	4/1/36	8,425	10,116
Midamerican Energy Holdings Co.	5.950%	5/15/37	1,675	1,962
Midamerican Energy Holdings Co.	6.500%	9/15/37	1,700	2,132
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,625	3,675
Nevada Power Co.	6.750%	7/1/37	1,800	2,471
Nevada Power Co.	5.375%	9/15/40	1,300	1,522
Nevada Power Co.	5.450%	5/15/41	500	588
Northern States Power Co.	5.250%	7/15/35	1,175	1,403
Northern States Power Co.	6.250%	6/1/36	525	707
Northern States Power Co.	6.200%	7/1/37	1,550	2,085
Northern States Power Co.	5.350%	11/1/39	625	763
Northern States Power Co.	4.850%	8/15/40	800	910
NSTAR Electric Co.	5.500%	3/15/40	725	890
Oglethorpe Power Corp.	5.950%	11/1/39	750	918
Oglethorpe Power Corp.	5.375%	11/1/40	1,450	1,646
Ohio Edison Co.	6.875%	7/15/36	1,000	1,259
Ohio Power Co.	6.600%	2/15/33	400	514
Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	440
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,675	2,121
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,025	2,706
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	325	445
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	425	611
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,175	1,321
Pacific Gas & Electric Co.	6.050%	3/1/34	9,125	10,975
Pacific Gas & Electric Co.	5.800%	3/1/37	2,925	3,398
Pacific Gas & Electric Co.	6.350%	2/15/38	1,500	1,871
Pacific Gas & Electric Co.	5.400%	1/15/40	700	784
PacifiCorp	7.700%	11/15/31	400	588
PacifiCorp	5.250%	6/15/35	1,150	1,313
PacifiCorp	5.750%	4/1/37	1,000	1,198
PacifiCorp	6.250%	10/15/37	1,700	2,171
Pennsylvania Electric Co.	6.150%	10/1/38	350	421
Potomac Electric Power Co.	6.500%	11/15/37	2,000	2,693
PPL Electric Utilities Corp.	6.250%	5/15/39	775	1,038
PPL Electric Utilities Corp.	5.200%	7/15/41	400	470
Progress Energy Inc.	7.750%	3/1/31	1,725	2,349
Progress Energy Inc.	6.000%	12/1/39	1,800	2,137
PSEG Power LLC	8.625%	4/15/31	400	562
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,388
Public Service Co. of Colorado	4.750%	8/15/41	800	899
Public Service Co. of Oklahoma	6.625%	11/15/37	300	390
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,579
Public Service Electric & Gas Co.	5.500%	3/1/40	1,550	1,888
Puget Sound Energy Inc.	5.483%	6/1/35	1,725	1,975
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,810
Puget Sound Energy Inc.	5.757%	10/1/39	850	1,022
Puget Sound Energy Inc.	5.795%	3/15/40	675	817
Puget Sound Energy Inc.	5.764%	7/15/40	600	724
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,230

San Diego Gas & Electric Co.	6.125%	9/15/37	625	829
San Diego Gas & Electric Co.	4.500%	8/15/40	2,225	2,430
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	657
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	2,111
South Carolina Electric & Gas Co.	6.050%	1/15/38	775	988
South Carolina Electric & Gas Co.	5.450%	2/1/41	500	596
Southern California Edison Co.	6.650%	4/1/29	700	928
Southern California Edison Co.	6.000%	1/15/34	975	1,267
Southern California Edison Co.	5.750%	4/1/35	800	1,017
Southern California Edison Co.	5.350%	7/15/35	2,000	2,425
Southern California Edison Co.	5.550%	1/15/36	100	125
Southern California Edison Co.	5.625%	2/1/36	2,075	2,611
Southern California Edison Co.	5.550%	1/15/37	500	626
Southern California Edison Co.	5.950%	2/1/38	1,675	2,216
Southern California Edison Co.	4.500%	9/1/40	2,275	2,485
Southern Power Co.	5.150%	9/15/41	750	781
Southwestern Electric Power Co.	6.200%	3/15/40	700	829
Tampa Electric Co.	6.550%	5/15/36	450	588
Tampa Electric Co.	6.150%	5/15/37	900	1,127
Toledo Edison Co.	6.150%	5/15/37	500	592
TransAlta Corp.	6.500%	3/15/40	600	683
United Utilities plc	6.875%	8/15/28	375	437
Virginia Electric and Power Co.	3.450%	9/1/22	750	777
Virginia Electric and Power Co.	6.000%	1/15/36	1,725	2,185
Virginia Electric and Power Co.	6.000%	5/15/37	825	1,046
Virginia Electric and Power Co.	6.350%	11/30/37	1,000	1,323
Virginia Electric and Power Co.	8.875%	11/15/38	1,200	1,968
Wisconsin Electric Power Co.	5.625%	5/15/33	450	545
Wisconsin Electric Power Co.	5.700%	12/1/36	1,575	1,903
Wisconsin Power & Light Co.	6.375%	8/15/37	950	1,259
Xcel Energy Inc.	6.500%	7/1/36	650	857

Natural Gas (1.8%)
AGL Capital Corp.	6.000%	10/1/34	850	980
AGL Capital Corp.	5.875%	3/15/41	1,225	1,414
Atmos Energy Corp.	5.500%	6/15/41	750	882
CenterPoint Energy Resources Corp.	5.850%	1/15/41	500	554
DCP Midstream LLC	8.125%	8/16/30	500	637
El Paso Natural Gas Co.	8.375%	6/15/32	1,520	1,959
Enbridge Energy Partners LP	7.500%	4/15/38	1,595	2,042
Energy Transfer Partners LP	6.625%	10/15/36	1,625	1,654
Energy Transfer Partners LP	7.500%	7/1/38	2,675	2,876
Enterprise Products Operating LLC	6.875%	3/1/33	2,150	2,555
Enterprise Products Operating LLC	6.650%	10/15/34	1,095	1,277
Enterprise Products Operating LLC	7.550%	4/15/38	1,125	1,411
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,637
Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,443
Enterprise Products Operating LLC	5.950%	2/1/41	1,650	1,775
Enterprise Products Operating LLC	5.700%	2/15/42	1,200	1,248
KeySpan Corp.	8.000%	11/15/30	1,175	1,666
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	607
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,166
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,647
Kinder Morgan Energy Partners LP	6.500%	2/1/37	3,250	3,433
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,419	2,665
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,900	2,060
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,700	1,814

Kinder Morgan Energy Partners LP	5.625%	9/1/41	900	886
Nisource Finance Corp.	6.125%	3/1/22	2,900	3,286
Nisource Finance Corp.	5.950%	6/15/41	125	135
Oneok Inc.	6.000%	6/15/35	1,725	1,859
ONEOK Partners LP	6.650%	10/1/36	3,025	3,526
ONEOK Partners LP	6.850%	10/15/37	200	239
ONEOK Partners LP	6.125%	2/1/41	1,825	2,009
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	2,175	2,415
Sempra Energy	6.000%	10/15/39	2,100	2,548
Southern California Gas Co.	5.750%	11/15/35	75	97
Southern Natural Gas Co.	8.000%	3/1/32	1,200	1,560
Southern Union Co.	8.250%	11/15/29	1,650	1,954
Spectra Energy Capital LLC	6.750%	2/15/32	1,705	1,957
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,325	1,303
Tennessee Gas Pipeline Co.	7.000%	3/15/27	350	414
Tennessee Gas Pipeline Co.	7.000%	10/15/28	1,400	1,671
Texas Eastern Transmission LP	7.000%	7/15/32	700	898
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	2,023
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,575	3,139
TransCanada PipeLines Ltd.	6.200%	10/15/37	650	803
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,850	5,242
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,450	2,004
TransCanada PipeLines Ltd.	6.100%	6/1/40	600	750
Williams Partners LP	6.300%	4/15/40	4,150	4,637

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	1,925	2,311
Veolia Environnement SA	6.750%	6/1/38	575	729

				330,446
Total Corporate Bonds (Cost $1,675,579)				1,895,767
Sovereign Bonds (U.S. Dollar-Denominated) (4.9%)
Asian Development Bank	5.593%	7/16/18	4,000	4,905
Brazilian Government International Bond	8.875%	4/15/24	3,000	4,275
Brazilian Government International Bond	8.750%	2/4/25	6,700	9,413
Brazilian Government International Bond	10.125%	5/15/27	6,700	10,485
Brazilian Government International Bond	8.250%	1/20/34	6,375	8,925
Brazilian Government International Bond	7.125%	1/20/37	6,800	8,682
Brazilian Government International Bond	11.000%	8/17/40	5,150	6,780
Brazilian Government International Bond	5.625%	1/7/41	5,875	6,316
Colombia Government International Bond	8.125%	5/21/24	1,450	1,907
Colombia Government International Bond	7.375%	9/18/37	3,750	4,837
Colombia Government International Bond	6.125%	1/18/41	4,700	5,317
European Investment Bank	4.875%	2/15/36	2,400	2,880
Finland Government International Bond	6.950%	2/15/26	695	1,008
Hungary Government International Bond	7.625%	3/29/41	1,750	1,699
Hydro Quebec	8.400%	1/15/22	775	1,151
Hydro Quebec	8.050%	7/7/24	5,000	7,552
Hydro Quebec	8.500%	12/1/29	1,200	2,003
Inter-American Development Bank	7.000%	6/15/25	750	1,079
International Bank for Reconstruction &
Development	7.625%	1/19/23	1,807	2,689
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,674

International Bank for Reconstruction &
Development	4.750%	2/15/35	1,025	1,279
Korea Electric Power Corp.	7.000%	2/1/27	750	915
5 Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	6,200	2,763
5 Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	825	349
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	700	936
Mexico Government International Bond	8.300%	8/15/31	1,325	1,875
Mexico Government International Bond	7.500%	4/8/33	1,000	1,310
Mexico Government International Bond	6.750%	9/27/34	12,800	15,741
Mexico Government International Bond	6.050%	1/11/40	11,525	12,994
Mexico Government International Bond	5.750%	10/12/10	4,950	4,832
Panama Government International Bond	7.125%	1/29/26	3,850	4,822
Panama Government International Bond	8.875%	9/30/27	1,350	1,924
Panama Government International Bond	9.375%	4/1/29	1,200	1,779
2 Panama Government International Bond	6.700%	1/26/36	4,900	5,911
Pemex Project Funding Master Trust	6.625%	6/15/35	6,250	6,778
Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,477
Peruvian Government International Bond	7.350%	7/21/25	5,800	7,192
Peruvian Government International Bond	8.750%	11/21/33	3,250	4,588
2 Peruvian Government International Bond	6.550%	3/14/37	4,875	5,606
Peruvian Government International Bond	5.625%	11/18/50	2,200	2,191
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	4,850	5,108
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	1,975	2,101
3 Petroleos Mexicanos	6.500%	6/2/41	3,000	3,163
Province of British Columbia	6.500%	1/15/26	1,500	2,110
Province of Saskatchewan	7.375%	7/15/13	600	672
Quebec	7.125%	2/9/24	4,125	5,866
Quebec	7.500%	9/15/29	4,375	6,745
Region of Lombardy Italy	5.804%	10/25/32	2,375	2,367
Republic of Italy	6.875%	9/27/23	6,600	6,465
Republic of Italy	5.375%	6/15/33	5,675	5,107
Republic of Korea	5.625%	11/3/25	900	1,061
South Africa Government International Bond	6.875%	5/27/19	150	178
South Africa Government International Bond	5.875%	5/30/22	2,125	2,380
South Africa Government International Bond	6.250%	3/8/41	1,850	2,084
Total Sovereign Bonds (Cost $204,992)				224,246
Taxable Municipal Bonds (6.4%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	600	740
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	200	275
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	600	696
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	2,900	3,239
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	475	573
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	200	268
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	1,800	2,556
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	600	759
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	950	1,239
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	3,150	4,071

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,000	2,700
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	775	1,024
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	550	663
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	675	766
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	500	604
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	575	655
California GO	5.700%	11/1/21	1,300	1,443
California GO	6.650%	3/1/22	1,500	1,822
California GO	7.500%	4/1/34	6,125	7,329
California GO	7.950%	3/1/36	1,500	1,705
California GO	7.550%	4/1/39	5,800	7,177
California GO	7.300%	10/1/39	4,625	5,573
California GO	7.350%	11/1/39	1,950	2,363
California GO	7.625%	3/1/40	3,100	3,878
California GO	7.600%	11/1/40	4,600	5,749
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	650	806
Chicago IL Board of Education GO	6.319%	11/1/29	650	741
Chicago IL Board of Education GO	6.138%	12/1/39	700	776
Chicago IL GO	7.781%	1/1/35	675	866
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	1,125	1,377
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	600	676
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	650	785
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,650	5,543
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	575	765
Chicago IL Water Revenue	6.742%	11/1/40	800	1,048
Clark County NV Airport Revenue	6.881%	7/1/42	650	715
Clark County NV Airport Revenue	6.820%	7/1/45	1,000	1,266
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	280	360
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	1,190	1,396
Connecticut GO	5.090%	10/1/30	350	373
Connecticut GO	5.850%	3/15/32	3,250	3,941
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	900	1,054
Cook County IL GO	6.229%	11/15/34	1,050	1,230
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,000	1,263
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	200	249
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,057
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	400	440

Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,570	2,026
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,600	1,812
Dallas TX Independent School District GO	6.450%	2/15/35	1,400	1,659
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	525	598
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	700	889
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	820
District of Columbia Income Tax Revenue	5.582%	12/1/35	625	780
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	700	768
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	900	1,118
Georgia GO	4.503%	11/1/25	825	932
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	2,700	2,932
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,800	2,973
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	850	886
Illinois GO	4.950%	6/1/23	1,700	1,701
Illinois GO	5.100%	6/1/33	18,125	16,649
Illinois GO	6.630%	2/1/35	1,050	1,111
Illinois GO	6.725%	4/1/35	1,000	1,062
Illinois GO	7.350%	7/1/35	2,250	2,563
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,200	1,405
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	680
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	875	1,115
6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	500	555
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	525	686
Los Angeles CA Community College District
GO	6.600%	8/1/42	1,300	1,718
Los Angeles CA Community College District
GO	6.750%	8/1/49	700	960
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	775	906
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	775	914
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	625	682
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,375	1,774
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,500	2,032
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,000	1,127
Los Angeles CA Unified School District GO	5.750%	7/1/34	3,700	4,191
Los Angeles CA Unified School District GO	6.758%	7/1/34	1,700	2,141
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	1,150	1,363
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	700	870

Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	700	888
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	850	1,053
Massachusetts Development Finance Agency
Revenue (Harvard University)	6.300%	10/1/37	1,000	1,125
Massachusetts GO	4.200%	12/1/21	700	776
Massachusetts GO	4.500%	8/1/31	1,500	1,602
Massachusetts GO	5.456%	12/1/39	1,900	2,324
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,050	1,304
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	850	1,069
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	900	1,060
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	1,200	1,421
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,325	4,705
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	705
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	500	610
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	778
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	1,750	2,161
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	775	901
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	575	668
Mississippi GO	5.245%	11/1/34	700	783
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	600	700
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	5,250	6,465
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	1,500	2,020
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	1,700	1,893
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,261
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	1,575	1,970
4 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	30	33
4 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	570	598
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	3,050	4,337
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,200	5,727
New York City NY GO	5.206%	10/1/31	1,000	1,121
New York City NY GO	6.646%	12/1/31	400	470
New York City NY GO	6.246%	6/1/35	775	869
New York City NY GO	5.968%	3/1/36	300	364
New York City NY GO	5.985%	12/1/36	625	772
New York City NY GO	5.517%	10/1/37	675	785
New York City NY GO	6.271%	12/1/37	1,550	1,930
New York City NY GO	5.846%	6/1/40	400	454
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	800	1,017

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	547
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	550	675
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,013
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,150	1,524
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,000	1,190
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	2,000	2,503
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	800	1,066
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	775	912
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	1,900	2,266
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,368
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	1,500	1,747
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	500	567
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	2,000	2,437
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	600	681
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	1,350	1,610
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	625	763
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	2,500	3,192
Ohio State University General Receipts
Revenue	4.910%	6/1/40	1,500	1,713
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,236
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	575	794
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	1,250	1,555
Oregon GO	5.762%	6/1/23	600	742
Oregon GO	5.892%	6/1/27	3,350	3,943
4 Oregon School Boards Association GO	4.759%	6/30/28	1,850	1,833
6 Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,639
Pennsylvania GO	4.650%	2/15/26	1,100	1,255
Pennsylvania GO	5.350%	5/1/30	1,000	1,109
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	1,100	1,198
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	735
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	775	895
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	974
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	1,125	1,370

Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	2,750	3,219
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	700	905
Rutgers State University NJ Revenue	5.665%	5/1/40	1,050	1,261
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,100	1,200
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	600	760
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	950	1,152
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,150	1,426
San Diego County CA Regional
Transportation Authority Sales Tax
Revenue	5.911%	4/1/48	500	613
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,200	1,515
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	1,325	1,568
San Francisco CA City & County Public Utility
Commission Water Revenue	6.950%	11/1/50	800	1,068
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,000	1,207
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	750	822
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	750	997
Texas GO	5.517%	4/1/39	2,920	3,666
Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	1,198
Texas Transportation Commission Revenue	5.178%	4/1/30	2,650	3,044
Texas Transportation Commission Revenue	4.631%	4/1/33	800	894
Texas Transportation Commission Revenue	4.681%	4/1/40	750	839
University of California Regents Medical
Center Revenue	6.548%	5/15/48	900	1,079
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,075	1,292
University of California Revenue	5.770%	5/15/43	2,800	3,245
University of California Revenue	5.946%	5/15/45	1,400	1,604
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	676
University of Southern California	5.250%	10/1/2111	800	915
University of Virginia Revenue	6.200%	9/1/39	1,000	1,364
Utah GO	4.554%	7/1/24	1,100	1,290
Utah GO	3.539%	7/1/25	1,200	1,275
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	700	940
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	300	346
Washington Convention Center Public
Facilities District Revenue	6.790%	7/1/40	600	741
Washington GO	5.090%	8/1/33	900	1,014
Washington GO	5.481%	8/1/39	650	804
Washington GO	5.140%	8/1/40	625	723
6 Wisconsin GO	5.700%	5/1/26	1,400	1,620
Total Taxable Municipal Bonds (Cost $252,242)				297,045

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
8 Vanguard Market Liquidity Fund
(Cost $23,086)	0.144%	23,086,010	23,086

Total Investments (99.4%) (Cost $3,892,324)			4,573,608
Other Assets and Liabilities-Net (0.6%)			25,836
Net Assets (100%)			4,599,444

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $19,486,000, representing 0.4% of net assets.
4 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
5 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

Long-Term Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,130,445	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,019	—
Corporate Bonds	—	1,895,767	—
Sovereign Bonds	—	224,246	—
Taxable Municipal Bonds	—	297,045	—
Temporary Cash Investments	23,086	—	—
Total	23,086	4,550,522	—

C. At September 30, 2011, the cost of investment securities for tax purposes was $3,892,324,000. Net unrealized appreciation of investment securities for tax purposes was $681,284,000, consisting of unrealized gains of $699,686,000 on securities that had risen in value since their purchase and $18,402,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund

Schedule of Investments
As of September 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.5%)
U.S. Government Securities (37.4%)
United States Treasury Note/Bond	4.500%	3/31/12	950	970
United States Treasury Note/Bond	4.375%	8/15/12	71,975	74,584
United States Treasury Note/Bond	0.375%	8/31/12	6,300	6,311
United States Treasury Note/Bond	4.125%	8/31/12	6,641	6,879
United States Treasury Note/Bond	1.375%	9/15/12	154,677	156,393
United States Treasury Note/Bond	0.375%	9/30/12	43,270	43,351
United States Treasury Note/Bond	4.250%	9/30/12	29,440	30,622
United States Treasury Note/Bond	1.375%	10/15/12	746,455	755,554
United States Treasury Note/Bond	0.375%	10/31/12	602,906	604,130
United States Treasury Note/Bond	3.875%	10/31/12	65,760	68,360
United States Treasury Note/Bond	1.375%	11/15/12	138,095	139,908
United States Treasury Note/Bond	4.000%	11/15/12	22,860	23,824
United States Treasury Note/Bond	0.500%	11/30/12	17,070	17,131
United States Treasury Note/Bond	3.375%	11/30/12	7,190	7,453
United States Treasury Note/Bond	1.125%	12/15/12	526,110	531,866
United States Treasury Note/Bond	0.625%	12/31/12	72,465	72,839
United States Treasury Note/Bond	3.625%	12/31/12	4,810	5,013
United States Treasury Note/Bond	1.375%	1/15/13	797,325	808,910
United States Treasury Note/Bond	0.625%	1/31/13	416,210	418,487
United States Treasury Note/Bond	1.375%	2/15/13	140,750	142,905
United States Treasury Note/Bond	3.875%	2/15/13	72,655	76,243
United States Treasury Note/Bond	0.625%	2/28/13	72,555	72,964
United States Treasury Note/Bond	2.750%	2/28/13	41,755	43,216
United States Treasury Note/Bond	1.375%	3/15/13	268,515	272,921
United States Treasury Note/Bond	0.750%	3/31/13	34,620	34,890
United States Treasury Note/Bond	1.750%	4/15/13	72,905	74,557
United States Treasury Note/Bond	0.625%	4/30/13	1,326,825	1,334,706
United States Treasury Note/Bond	3.625%	5/15/13	12,056	12,708
United States Treasury Note/Bond	0.500%	5/31/13	179,025	179,809
United States Treasury Note/Bond	3.500%	5/31/13	4,070	4,288
United States Treasury Note/Bond	3.375%	6/30/13	40,360	42,548
United States Treasury Note/Bond	1.000%	7/15/13	9,350	9,470
United States Treasury Note/Bond	3.375%	7/31/13	15,255	16,118
United States Treasury Note/Bond	0.750%	8/15/13	605	610
United States Treasury Note/Bond	4.250%	8/15/13	15,055	16,165
United States Treasury Note/Bond	0.125%	8/31/13	8,940	8,918
United States Treasury Note/Bond	3.125%	8/31/13	39,105	41,219
United States Treasury Note/Bond	0.750%	9/15/13	19,200	19,371
United States Treasury Note/Bond	0.125%	9/30/13	506,550	505,284
United States Treasury Note/Bond	3.125%	9/30/13	383,305	404,927
United States Treasury Note/Bond	0.500%	10/15/13	2,825	2,836
United States Treasury Note/Bond	2.750%	10/31/13	542,353	569,638
United States Treasury Note/Bond	0.500%	11/15/13	300	301
United States Treasury Note/Bond	4.250%	11/15/13	29,040	31,449
United States Treasury Note/Bond	2.000%	11/30/13	18,510	19,178
United States Treasury Note/Bond	0.750%	12/15/13	25,425	25,667
United States Treasury Note/Bond	1.500%	12/31/13	258,435	265,299
United States Treasury Note/Bond	1.750%	1/31/14	234,655	242,319
United States Treasury Note/Bond	4.000%	2/15/14	121,020	131,420

United States Treasury Note/Bond	1.875%	2/28/14	734,150	760,645
United States Treasury Note/Bond	1.250%	3/15/14	41,915	42,825
United States Treasury Note/Bond	1.750%	3/31/14	473,225	489,419
United States Treasury Note/Bond	1.250%	4/15/14	124,400	127,141
United States Treasury Note/Bond	1.875%	4/30/14	263,825	273,924
United States Treasury Note/Bond	1.000%	5/15/14	726,945	738,416
United States Treasury Note/Bond	4.750%	5/15/14	58,928	65,631
United States Treasury Note/Bond	2.250%	5/31/14	179,815	188,637
United States Treasury Note/Bond	0.750%	6/15/14	5,925	5,984
United States Treasury Note/Bond	2.625%	6/30/14	290,790	308,464
United States Treasury Note/Bond	0.625%	7/15/14	286,675	288,513
United States Treasury Note/Bond	2.625%	7/31/14	196,735	208,970
United States Treasury Note/Bond	0.500%	8/15/14	569,400	571,091
United States Treasury Note/Bond	4.250%	8/15/14	35,680	39,588
United States Treasury Note/Bond	2.375%	8/31/14	188,125	198,765
United States Treasury Note/Bond	2.375%	9/30/14	206,625	218,570
United States Treasury Note/Bond	2.375%	10/31/14	282,985	299,656
United States Treasury Note/Bond	2.125%	11/30/14	476,434	501,151
United States Treasury Note/Bond	2.625%	12/31/14	35,495	37,930
United States Treasury Note/Bond	2.250%	1/31/15	109,005	115,273
United States Treasury Note/Bond	4.000%	2/15/15	61,812	68,969
United States Treasury Note/Bond	11.250%	2/15/15	49,325	66,997
United States Treasury Note/Bond	2.375%	2/28/15	317,857	337,625
United States Treasury Note/Bond	2.500%	3/31/15	137,550	146,899
United States Treasury Note/Bond	2.500%	4/30/15	186,955	199,778
United States Treasury Note/Bond	4.125%	5/15/15	220,855	248,877
United States Treasury Note/Bond	2.125%	5/31/15	114,610	120,986
United States Treasury Note/Bond	1.875%	6/30/15	100,865	105,577
United States Treasury Note/Bond	1.750%	7/31/15	277,368	289,201
United States Treasury Note/Bond	10.625%	8/15/15	5,935	8,204
United States Treasury Note/Bond	1.250%	8/31/15	91,580	93,755
United States Treasury Note/Bond	1.250%	9/30/15	197,450	201,924
United States Treasury Note/Bond	1.250%	10/31/15	6,950	7,101
United States Treasury Note/Bond	4.500%	11/15/15	18,100	20,886
United States Treasury Note/Bond	9.875%	11/15/15	262,900	361,201
United States Treasury Note/Bond	1.375%	11/30/15	252,290	258,991
United States Treasury Note/Bond	2.125%	12/31/15	248,055	262,435
United States Treasury Note/Bond	2.000%	1/31/16	63,600	66,909
United States Treasury Note/Bond	4.500%	2/15/16	135,655	157,296
United States Treasury Note/Bond	9.250%	2/15/16	2,210	3,019
United States Treasury Note/Bond	2.125%	2/29/16	69,650	73,688
United States Treasury Note/Bond	2.625%	2/29/16	152,950	165,067
United States Treasury Note/Bond	2.375%	3/31/16	70,525	75,374
United States Treasury Note/Bond	2.000%	4/30/16	78,075	82,174
United States Treasury Note/Bond	2.625%	4/30/16	245,360	265,065
United States Treasury Note/Bond	5.125%	5/15/16	247,030	295,048
United States Treasury Note/Bond	7.250%	5/15/16	48,085	62,120
United States Treasury Note/Bond	1.750%	5/31/16	7,435	7,737
United States Treasury Note/Bond	1.500%	6/30/16	216,140	222,287
United States Treasury Note/Bond	3.250%	6/30/16	271,865	301,982
United States Treasury Note/Bond	1.500%	7/31/16	12,310	12,651
United States Treasury Note/Bond	1.000%	8/31/16	7,150	7,172
United States Treasury Note/Bond	3.000%	8/31/16	331,480	364,575
United States Treasury Note/Bond	1.000%	9/30/16	353,500	354,327
United States Treasury Note/Bond	3.000%	9/30/16	457,850	503,635
United States Treasury Note/Bond	3.125%	10/31/16	213,860	236,717
United States Treasury Note/Bond	4.625%	11/15/16	35,921	42,460

United States Treasury Note/Bond	7.500%	11/15/16	84,277	111,825
United States Treasury Note/Bond	2.750%	11/30/16	175,832	191,437
United States Treasury Note/Bond	3.250%	12/31/16	65,675	73,187
United States Treasury Note/Bond	3.125%	1/31/17	300,145	332,738
United States Treasury Note/Bond	4.625%	2/15/17	3,065	3,640
United States Treasury Note/Bond	3.000%	2/28/17	40,275	44,410
United States Treasury Note/Bond	3.250%	3/31/17	8,570	9,566
United States Treasury Note/Bond	3.125%	4/30/17	11,200	12,435
United States Treasury Note/Bond	4.500%	5/15/17	101,245	120,102
United States Treasury Note/Bond	8.750%	5/15/17	250,815	356,039
United States Treasury Note/Bond	2.750%	5/31/17	323,780	352,920
United States Treasury Note/Bond	2.500%	6/30/17	462,350	497,530
United States Treasury Note/Bond	2.375%	7/31/17	54,375	58,105
United States Treasury Note/Bond	4.750%	8/15/17	420,505	506,641
United States Treasury Note/Bond	8.875%	8/15/17	43,390	62,536
United States Treasury Note/Bond	1.875%	8/31/17	35,650	37,059
United States Treasury Note/Bond	1.875%	9/30/17	59,575	61,902
United States Treasury Note/Bond	1.875%	10/31/17	259,827	269,815
United States Treasury Note/Bond	4.250%	11/15/17	158,250	186,809
United States Treasury Note/Bond	2.750%	12/31/17	275	300
United States Treasury Note/Bond	2.625%	1/31/18	450	487
United States Treasury Note/Bond	3.500%	2/15/18	47,425	53,924
United States Treasury Note/Bond	2.750%	2/28/18	294,925	321,745
United States Treasury Note/Bond	2.875%	3/31/18	34,300	37,687
United States Treasury Note/Bond	2.625%	4/30/18	43,100	46,649
United States Treasury Note/Bond	3.875%	5/15/18	376,346	437,502
United States Treasury Note/Bond	9.125%	5/15/18	3,685	5,526
United States Treasury Note/Bond	2.375%	5/31/18	160,090	170,597
United States Treasury Note/Bond	4.000%	8/15/18	235,010	275,733
United States Treasury Note/Bond	1.500%	8/31/18	256,250	257,772
United States Treasury Note/Bond	3.750%	11/15/18	192,010	222,401
United States Treasury Note/Bond	9.000%	11/15/18	25	38
United States Treasury Note/Bond	2.750%	2/15/19	14,745	16,049
United States Treasury Note/Bond	8.875%	2/15/19	123,475	188,087
United States Treasury Note/Bond	3.125%	5/15/19	136,060	151,749
United States Treasury Note/Bond	3.625%	8/15/19	102,681	118,308
United States Treasury Note/Bond	8.125%	8/15/19	117,735	175,572
United States Treasury Note/Bond	3.375%	11/15/19	471,533	535,336
United States Treasury Note/Bond	3.625%	2/15/20	337,909	390,548
United States Treasury Note/Bond	3.500%	5/15/20	452,328	518,694
United States Treasury Note/Bond	8.750%	5/15/20	2,500	3,927
United States Treasury Note/Bond	2.625%	8/15/20	245,341	263,128
United States Treasury Note/Bond	8.750%	8/15/20	244,040	385,813
United States Treasury Note/Bond	2.625%	11/15/20	117,964	126,296
United States Treasury Note/Bond	3.625%	2/15/21	298,705	345,566
United States Treasury Note/Bond	7.875%	2/15/21	208,392	318,352
United States Treasury Note/Bond	3.125%	5/15/21	199,295	221,560
United States Treasury Note/Bond	8.125%	5/15/21	12,080	18,824
United States Treasury Note/Bond	2.125%	8/15/21	509,003	518,944
United States Treasury Note/Bond	8.125%	8/15/21	136,690	214,283
United States Treasury Note/Bond	8.000%	11/15/21	59,855	93,617
United States Treasury Note/Bond	7.250%	8/15/22	2,940	4,446
United States Treasury Note/Bond	7.625%	11/15/22	7,450	11,595
United States Treasury Note/Bond	7.125%	2/15/23	161,760	244,460
United States Treasury Note/Bond	6.250%	8/15/23	703,410	1,004,561
United States Treasury Note/Bond	7.625%	2/15/25	712	1,149
United States Treasury Note/Bond	6.875%	8/15/25	82,450	126,625

United States Treasury Note/Bond	6.000%	2/15/26	12,605	18,090
United States Treasury Note/Bond	6.750%	8/15/26	5,435	8,360
United States Treasury Note/Bond	6.500%	11/15/26	8,704	13,150
United States Treasury Note/Bond	6.625%	2/15/27	41,065	62,932
United States Treasury Note/Bond	6.375%	8/15/27	46,885	70,716
United States Treasury Note/Bond	6.125%	11/15/27	15,485	22,879
United States Treasury Note/Bond	5.500%	8/15/28	45,505	63,743
United States Treasury Note/Bond	5.250%	11/15/28	9,990	13,657
United States Treasury Note/Bond	5.250%	2/15/29	105,605	144,646
United States Treasury Note/Bond	6.125%	8/15/29	163,735	246,140
United States Treasury Note/Bond	6.250%	5/15/30	60,343	92,589
United States Treasury Note/Bond	5.375%	2/15/31	12,370	17,459
United States Treasury Note/Bond	4.500%	2/15/36	1,815	2,357
United States Treasury Note/Bond	4.750%	2/15/37	278,035	374,783
United States Treasury Note/Bond	5.000%	5/15/37	3,449	4,817
United States Treasury Note/Bond	4.375%	2/15/38	58,624	75,121
United States Treasury Note/Bond	4.500%	5/15/38	1,187	1,551
United States Treasury Note/Bond	3.500%	2/15/39	142,938	159,443
United States Treasury Note/Bond	4.250%	5/15/39	243,564	307,538
United States Treasury Note/Bond	4.500%	8/15/39	481,224	631,833
United States Treasury Note/Bond	4.375%	11/15/39	334,296	431,035
United States Treasury Note/Bond	4.625%	2/15/40	377,451	505,845
United States Treasury Note/Bond	4.375%	5/15/40	263,915	340,698
United States Treasury Note/Bond	3.875%	8/15/40	90,588	107,956
United States Treasury Note/Bond	4.250%	11/15/40	219,825	278,868
United States Treasury Note/Bond	4.750%	2/15/41	293,275	402,153
United States Treasury Note/Bond	4.375%	5/15/41	264,800	343,205
United States Treasury Note/Bond	3.750%	8/15/41	15,000	17,531
				35,829,472
Agency Bonds and Notes (5.0%)
1 Ally Financial Inc.	2.200%	12/19/12	2,950	3,015
1 Citibank NA	1.750%	12/28/12	42,995	43,727
1 Citigroup Funding Inc.	1.875%	10/22/12	21,794	22,157
1 Citigroup Funding Inc.	2.250%	12/10/12	4,775	4,881
Egypt Government AID Bonds	4.450%	9/15/15	16,750	18,921
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	5,140	5,205
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	2,825	2,942
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	3,575	3,649
2 Federal Farm Credit Bank	4.500%	10/17/12	12,375	12,920
2 Federal Farm Credit Bank	1.875%	12/7/12	9,375	9,543
2 Federal Farm Credit Bank	1.750%	2/21/13	8,775	8,943
2 Federal Farm Credit Bank	1.375%	6/25/13	6,800	6,918
2 Federal Farm Credit Bank	3.875%	10/7/13	37,650	40,212
2 Federal Farm Credit Bank	1.125%	2/27/14	8,000	8,104
2 Federal Farm Credit Bank	2.625%	4/17/14	11,375	11,953
2 Federal Farm Credit Bank	3.000%	9/22/14	11,250	12,011
2 Federal Farm Credit Bank	1.625%	11/19/14	7,800	8,012
2 Federal Farm Credit Bank	1.500%	11/16/15	6,825	6,962
2 Federal Farm Credit Bank	4.875%	12/16/15	1,625	1,882
2 Federal Farm Credit Bank	5.125%	8/25/16	9,075	10,715
2 Federal Farm Credit Bank	4.875%	1/17/17	8,030	9,402
2 Federal Farm Credit Bank	5.150%	11/15/19	15,675	19,086
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	3,705	4,174
2 Federal Home Loan Banks	1.750%	12/14/12	19,360	19,685
2 Federal Home Loan Banks	1.500%	1/16/13	81,120	82,325
2 Federal Home Loan Banks	1.625%	3/20/13	11,395	11,603
2 Federal Home Loan Banks	1.000%	3/27/13	36,900	37,249

2 Federal Home Loan Banks	3.625%	5/29/13	150	158
2 Federal Home Loan Banks	3.875%	6/14/13	5,125	5,427
2 Federal Home Loan Banks	5.375%	6/14/13	12,150	13,162
2 Federal Home Loan Banks	1.875%	6/21/13	90,705	92,974
2 Federal Home Loan Banks	5.125%	8/14/13	4,560	4,960
2 Federal Home Loan Banks	4.000%	9/6/13	46,725	49,919
2 Federal Home Loan Banks	5.250%	9/13/13	9,200	10,052
2 Federal Home Loan Banks	4.500%	9/16/13	24,625	26,571
2 Federal Home Loan Banks	3.625%	10/18/13	65,100	69,294
2 Federal Home Loan Banks	4.875%	11/27/13	19,900	21,777
2 Federal Home Loan Banks	3.125%	12/13/13	32,925	34,793
2 Federal Home Loan Banks	0.875%	12/27/13	29,800	30,060
2 Federal Home Loan Banks	1.375%	5/28/14	22,000	22,463
2 Federal Home Loan Banks	2.500%	6/13/14	37,450	39,303
2 Federal Home Loan Banks	5.500%	8/13/14	88,275	100,513
2 Federal Home Loan Banks	4.500%	11/14/14	35,450	39,563
2 Federal Home Loan Banks	2.750%	12/12/14	18,950	20,159
2 Federal Home Loan Banks	3.125%	3/11/16	26,225	28,411
2 Federal Home Loan Banks	5.375%	5/18/16	36,700	43,716
2 Federal Home Loan Banks	5.125%	10/19/16	15,925	18,871
2 Federal Home Loan Banks	4.750%	12/16/16	21,510	25,182
2 Federal Home Loan Banks	4.875%	5/17/17	52,260	61,977
2 Federal Home Loan Banks	5.000%	11/17/17	7,100	8,520
2 Federal Home Loan Banks	5.375%	8/15/18	4,750	5,818
2 Federal Home Loan Banks	4.125%	3/13/20	10,515	11,992
2 Federal Home Loan Banks	5.250%	12/11/20	6,850	8,409
2 Federal Home Loan Banks	5.625%	6/11/21	1,125	1,421
2 Federal Home Loan Banks	5.375%	8/15/24	24,600	30,867
2 Federal Home Loan Banks	5.500%	7/15/36	14,250	18,632
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	31,925	33,402
2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	20,000	20,016
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	62,000	62,222
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	50,850	51,098
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	82,395	83,460
2 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	31,150	31,334
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	91,330	93,108
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	9,790	10,360
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	30,015	32,199
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	29,225	31,355
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	11,900	12,011
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	33,700	33,640
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	49,625	54,245
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	5,300	5,538
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	24,855	27,109
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	44,925	45,805
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	106,825	112,035
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	47,900	53,716
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	82,250	87,773
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	24,625	24,883
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	20,000	20,204
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	12,500	12,440
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	7,185
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	684
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	775	829
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	25,000	25,766
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	57,844
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	13,600	14,421

2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	91,500	109,710
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	34,075	35,298
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	15,775	18,717
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	28,225	33,428
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,859
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	40,854
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	6,670	8,027
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	27,188
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	88,770	100,297
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	11,375	16,974
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	38,739	58,527
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	524	762
2 Federal National Mortgage Assn.	0.500%	10/30/12	100,000	100,263
2 Federal National Mortgage Assn.	4.750%	11/19/12	50,000	52,500
2 Federal National Mortgage Assn.	0.375%	12/28/12	15,735	15,743
2 Federal National Mortgage Assn.	3.625%	2/12/13	80,285	83,833
2 Federal National Mortgage Assn.	4.750%	2/21/13	9,800	10,390
2 Federal National Mortgage Assn.	0.750%	2/26/13	35,025	35,220
2 Federal National Mortgage Assn.	4.375%	3/15/13	86,075	91,042
2 Federal National Mortgage Assn.	4.625%	5/1/13	23,794	25,288
2 Federal National Mortgage Assn.	1.750%	5/7/13	25,675	26,233
2 Federal National Mortgage Assn.	3.875%	7/12/13	4,700	4,989
2 Federal National Mortgage Assn.	0.500%	8/9/13	9,800	9,814
2 Federal National Mortgage Assn.	1.250%	8/20/13	40,600	41,230
2 Federal National Mortgage Assn.	4.625%	10/15/13	62,075	67,300
2 Federal National Mortgage Assn.	2.875%	12/11/13	11,175	11,759
2 Federal National Mortgage Assn.	0.750%	12/18/13	121,625	122,343
2 Federal National Mortgage Assn.	5.125%	1/2/14	3,600	3,940
2 Federal National Mortgage Assn.	2.750%	2/5/14	38,950	40,975
2 Federal National Mortgage Assn.	1.250%	2/27/14	83,000	84,381
2 Federal National Mortgage Assn.	2.750%	3/13/14	37,950	39,955
2 Federal National Mortgage Assn.	4.125%	4/15/14	26,200	28,529
2 Federal National Mortgage Assn.	2.500%	5/15/14	42,050	44,127
2 Federal National Mortgage Assn.	1.125%	6/27/14	12,775	12,951
2 Federal National Mortgage Assn.	0.875%	8/28/14	25,000	25,165
2 Federal National Mortgage Assn.	3.000%	9/16/14	32,075	34,271
2 Federal National Mortgage Assn.	4.625%	10/15/14	28,500	31,875
2 Federal National Mortgage Assn.	0.625%	10/30/14	35,500	35,457
2 Federal National Mortgage Assn.	2.625%	11/20/14	15,625	16,552
2 Federal National Mortgage Assn.	5.000%	4/15/15	16,960	19,434
2 Federal National Mortgage Assn.	2.375%	7/28/15	30,125	31,784
2 Federal National Mortgage Assn.	4.375%	10/15/15	17,755	20,132
2 Federal National Mortgage Assn.	1.625%	10/26/15	18,450	18,914
2 Federal National Mortgage Assn.	8.200%	3/10/16	50	65
2 Federal National Mortgage Assn.	5.000%	3/15/16	5,850	6,835
2 Federal National Mortgage Assn.	2.375%	4/11/16	29,200	30,796
2 Federal National Mortgage Assn.	5.250%	9/15/16	22,175	26,406
2 Federal National Mortgage Assn.	1.250%	9/28/16	25,600	25,573
2 Federal National Mortgage Assn.	4.875%	12/15/16	63,225	74,442
2 Federal National Mortgage Assn.	5.000%	2/13/17	79,525	94,162
2 Federal National Mortgage Assn.	5.000%	5/11/17	119,951	142,569
2 Federal National Mortgage Assn.	5.375%	6/12/17	9,340	11,295
2 Federal National Mortgage Assn.	0.000%	10/9/19	3,695	2,798
2 Federal National Mortgage Assn.	6.250%	5/15/29	1,250	1,777
2 Federal National Mortgage Assn.	7.125%	1/15/30	24,980	38,740
2 Federal National Mortgage Assn.	7.250%	5/15/30	46,901	73,728
2 Federal National Mortgage Assn.	6.625%	11/15/30	6,795	10,114

2	Federal National Mortgage Assn.	5.625%	7/15/37	7,240	9,882
2	Financing Corp. Fico	9.800%	4/6/18	1,750	2,595
2	Financing Corp. Fico	10.350%	8/3/18	4,900	7,545
2	Financing Corp. Fico	9.650%	11/2/18	10,535	15,732
2	Financing Corp. Fico	9.700%	4/5/19	1,575	2,405
1	General Electric Capital Corp.	2.125%	12/21/12	19,250	19,664
1	General Electric Capital Corp.	2.625%	12/28/12	13,150	13,518
	Israel Government AID Bond	5.500%	12/4/23	3,200	4,077
	Israel Government AID Bond	5.500%	4/26/24	19,280	24,664
1	JPMorgan Chase & Co.	2.125%	12/26/12	32,325	33,021
	Private Export Funding Corp.	3.550%	4/15/13	2,275	2,384
	Private Export Funding Corp.	3.050%	10/15/14	4,600	4,902
	Private Export Funding Corp.	2.250%	12/15/17	4,600	4,720
	Private Export Funding Corp.	4.375%	3/15/19	8,700	10,054
	Private Export Funding Corp.	4.300%	12/15/21	3,800	4,362
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,628
	Resolution Funding Corp.	8.125%	10/15/19	450	650
	Resolution Funding Corp.	8.875%	7/15/20	180	274
	Resolution Funding Corp.	8.625%	1/15/30	110	187
	Small Business Administration Variable Rate
	Interest Only Custodial Receipts (U.S.
	Government Guaran	2.719%	7/15/17	4,449	222
2	Tennessee Valley Authority	4.750%	8/1/13	4,000	4,313
2	Tennessee Valley Authority	5.500%	7/18/17	17,100	20,699
2	Tennessee Valley Authority	4.500%	4/1/18	6,325	7,362
2	Tennessee Valley Authority	3.875%	2/15/21	9,400	10,576
2	Tennessee Valley Authority	6.750%	11/1/25	1,985	2,791
2	Tennessee Valley Authority	7.125%	5/1/30	27,025	41,636
2	Tennessee Valley Authority	4.650%	6/15/35	15,169	17,770
2	Tennessee Valley Authority	5.880%	4/1/36	9,850	13,463
2	Tennessee Valley Authority	6.150%	1/15/38	135	193
2	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,360
2	Tennessee Valley Authority	5.250%	9/15/39	9,068	11,688
2	Tennessee Valley Authority	4.875%	1/15/48	6,825	8,497
2	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,576
2	Tennessee Valley Authority	4.625%	9/15/60	4,225	5,104
3	US Central Federal Credit Union	1.900%	10/19/12	9,275	9,433
3	Western Corporate Federal Credit Union	1.750%	11/2/12	4,675	4,748
					4,836,867
Conventional Mortgage-Backed Securities (27.1%)
[2,4,5]Fannie Mae Pool		3.500%	7/1/13–4/1/41	780,265	812,317
[2,4,5]Fannie Mae Pool		4.000%	11/1/11–10/1/41	2,108,409	2,218,933
[2,4,5]Fannie Mae Pool		4.500%	11/1/11–10/1/41	2,168,674	2,308,546
[2,4,5]Fannie Mae Pool		5.000%	1/1/12–10/1/41	2,091,610	2,259,657
[2,4,5]Fannie Mae Pool		5.500%	2/1/14–10/1/41	1,846,275	2,016,077
[2,4,5]Fannie Mae Pool		6.000%	7/1/12–10/1/41	1,336,268	1,472,372
[2,4,5]Fannie Mae Pool		6.500%	11/1/11–10/1/41	422,477	468,478
[2,4] Fannie Mae Pool		7.000%	11/1/11–11/1/38	123,774	142,306
[2,4] Fannie Mae Pool		7.500%	11/1/11–12/1/32	8,069	9,176
[2,4] Fannie Mae Pool		8.000%	12/1/11–9/1/31	2,478	2,833
[2,4] Fannie Mae Pool		8.500%	9/1/15–5/1/32	992	1,144
[2,4] Fannie Mae Pool		9.000%	2/1/17–8/1/30	248	278
[2,4] Fannie Mae Pool		9.500%	8/1/16–11/1/25	313	363
[2,4] Fannie Mae Pool		10.000%	10/1/14–11/1/19	38	44
[2,4] Fannie Mae Pool		11.000%	9/1/19	3	3
[2,4,5]Freddie Mac Gold Pool		3.500%	6/1/19–1/1/41	460,431	479,277
[2,4,5]Freddie Mac Gold Pool		4.000%	2/1/12–10/1/41	1,319,930	1,386,207

[2,4,5]Freddie Mac Gold Pool		4.500%	12/1/11–10/1/41	1,548,900	1,642,817
[2,4,5]Freddie Mac Gold Pool		5.000%	10/1/11–10/1/41	1,382,108	1,487,396
[2,4,5]Freddie Mac Gold Pool		5.500%	12/1/13–10/1/41	1,364,997	1,481,673
[2,4,5]Freddie Mac Gold Pool		6.000%	11/1/11–10/1/41	842,544	926,294
[2,4]	Freddie Mac Gold Pool	6.500%	1/1/12–4/1/39	242,913	271,206
[2,4]	Freddie Mac Gold Pool	7.000%	10/1/11–12/1/38	55,340	63,930
[2,4]	Freddie Mac Gold Pool	7.500%	10/1/11–2/1/32	5,219	5,957
[2,4]	Freddie Mac Gold Pool	8.000%	10/1/11–1/1/32	4,383	4,998
[2,4]	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	827	959
[2,4]	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	596	675
[2,4]	Freddie Mac Gold Pool	9.500%	4/1/16–6/1/25	118	131
[2,4]	Freddie Mac Gold Pool	10.000%	10/1/16–4/1/25	17	19
[2,4]	Freddie Mac Non Gold Pool	8.000%	2/1/17–6/1/17	17	18
[2,4]	Freddie Mac Non Gold Pool	8.500%	6/1/18	31	35
[2,4]	Freddie Mac Non Gold Pool	9.000%	7/1/16		1
[2,4]	Freddie Mac Non Gold Pool	9.500%	10/1/18–3/1/20	3	4
4	Ginnie Mae I Pool	3.500%	2/15/26–1/15/41	70,178	73,739
[4,5]	Ginnie Mae I Pool	4.000%	8/15/18–10/1/41	445,175	476,669
[4,5]	Ginnie Mae I Pool	4.500%	6/15/18–10/1/41	974,304	1,060,899
4	Ginnie Mae I Pool	4.750%	8/15/33	30	33
[4,5]	Ginnie Mae I Pool	5.000%	1/15/17–10/1/41	704,431	774,796
[4,5]	Ginnie Mae I Pool	5.500%	3/15/15–10/1/41	411,875	456,470
4	Ginnie Mae I Pool	6.000%	3/15/13–12/15/40	302,677	338,080
4	Ginnie Mae I Pool	6.500%	3/15/12–1/15/39	90,230	102,797
4	Ginnie Mae I Pool	7.000%	6/15/12–9/15/36	15,192	17,683
4	Ginnie Mae I Pool	7.250%	9/15/25	40	47
4	Ginnie Mae I Pool	7.500%	12/15/11–6/15/32	6,117	6,967
4	Ginnie Mae I Pool	7.750%	2/15/30	3	4
4	Ginnie Mae I Pool	7.900%	2/15/21	3	3
4	Ginnie Mae I Pool	8.000%	8/15/16–12/15/30	4,294	4,863
4	Ginnie Mae I Pool	8.250%	6/15/27	4	4
4	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	881	975
4	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	1,592	1,762
4	Ginnie Mae I Pool	9.500%	7/15/16–9/15/25	408	461
4	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	155	172
4	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	105	112
4	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	11	12
4	Ginnie Mae I Pool	11.500%	3/15/13–4/15/16	12	11
4	Ginnie Mae II Pool	3.500%	5/20/34	24	25
[4,5]	Ginnie Mae II Pool	4.000%	3/20/26–10/1/41	492,866	527,282
[4,5]	Ginnie Mae II Pool	4.500%	4/20/18–10/1/41	1,084,285	1,176,651
[4,5]	Ginnie Mae II Pool	5.000%	12/20/32–10/1/41	782,660	860,444
4	Ginnie Mae II Pool	5.500%	8/20/23–6/20/41	302,037	334,515
4	Ginnie Mae II Pool	6.000%	7/20/23–9/20/39	175,373	196,208
4	Ginnie Mae II Pool	6.500%	12/20/23–7/20/39	57,358	65,295
4	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	3,917	4,533
4	Ginnie Mae II Pool	7.500%	8/20/30	10	11
4	Ginnie Mae II Pool	8.500%	10/20/30	19	22
					25,945,669
Nonconventional Mortgage-Backed Securities (1.0%)
[2,4] Fannie Mae Pool		2.371%	12/1/35	22	23
[2,4] Fannie Mae Pool		2.417%	12/1/35	9,988	10,524
[2,4] Fannie Mae Pool		2.436%	2/1/36	4,012	4,093
[2,4] Fannie Mae Pool		2.497%	9/1/33–5/1/35	2,709	2,862
[2,4] Fannie Mae Pool		2.500%	2/1/36	2,311	2,350
[2,4] Fannie Mae Pool		2.520%	12/1/35	13,250	13,937
[2,4] Fannie Mae Pool		2.525%	11/1/32	25	27

[2,4] Fannie Mae Pool	2.552%	10/1/34	36	38
[2,4] Fannie Mae Pool	2.562%	1/1/35	3,218	3,403
[2,4] Fannie Mae Pool	2.578%	10/1/40	15,404	15,914
[2,4] Fannie Mae Pool	2.580%	12/1/40	9,730	10,044
[2,4] Fannie Mae Pool	2.627%	9/1/34	1,672	1,755
[2,4] Fannie Mae Pool	2.677%	4/1/36	5,868	6,307
[2,4] Fannie Mae Pool	2.685%	11/1/33	2,979	3,181
[2,4] Fannie Mae Pool	2.721%	9/1/33	43	45
[2,4] Fannie Mae Pool	2.800%	8/1/35	8,352	8,527
[2,4] Fannie Mae Pool	2.864%	3/1/41	12,415	12,906
[2,4] Fannie Mae Pool	2.946%	10/1/36	2,109	2,263
[2,4] Fannie Mae Pool	2.957%	12/1/40	6,751	6,997
[2,4] Fannie Mae Pool	3.013%	3/1/41	6,899	7,195
[2,4] Fannie Mae Pool	3.104%	12/1/40	8,754	9,136
[2,4] Fannie Mae Pool	3.138%	2/1/41	8,596	8,982
[2,4] Fannie Mae Pool	3.154%	2/1/41	10,651	11,071
[2,4] Fannie Mae Pool	3.187%	12/1/40	11,198	11,702
[2,4] Fannie Mae Pool	3.201%	8/1/40	13,295	13,893
[2,4] Fannie Mae Pool	3.224%	9/1/40	15,816	16,525
[2,4] Fannie Mae Pool	3.247%	10/1/40	18,340	19,176
[2,4] Fannie Mae Pool	3.275%	11/1/40	7,278	7,610
[2,4] Fannie Mae Pool	3.300%	1/1/40	8,826	9,225
[2,4] Fannie Mae Pool	3.385%	5/1/40	6,514	6,825
[2,4] Fannie Mae Pool	3.451%	12/1/39	18,415	19,269
[2,4] Fannie Mae Pool	3.508%	5/1/40	6,226	6,535
[2,4] Fannie Mae Pool	3.529%	3/1/40	17,219	18,069
[2,4] Fannie Mae Pool	3.617%	4/1/41	12,139	12,646
[2,4] Fannie Mae Pool	3.623%	11/1/39	7,239	7,595
[2,4] Fannie Mae Pool	3.868%	12/1/35	7,329	7,769
[2,4] Fannie Mae Pool	4.034%	7/1/35	2,922	3,047
[2,4] Fannie Mae Pool	4.500%	11/1/34	5,948	6,301
[2,4] Fannie Mae Pool	4.564%	8/1/37	10,544	11,043
[2,4] Fannie Mae Pool	4.572%	8/1/35	5,330	5,657
[2,4] Fannie Mae Pool	4.782%	5/1/33	13	14
[2,4] Fannie Mae Pool	4.853%	7/1/38	3,000	3,219
[2,4] Fannie Mae Pool	4.976%	1/1/35	21	23
[2,4] Fannie Mae Pool	5.010%	12/1/33	2,141	2,281
[2,4] Fannie Mae Pool	5.027%	11/1/33	1,367	1,458
[2,4] Fannie Mae Pool	5.056%	3/1/38	4,966	5,380
[2,4] Fannie Mae Pool	5.061%	3/1/37	5,606	5,999
[2,4] Fannie Mae Pool	5.127%	8/1/38	378	409
[2,4] Fannie Mae Pool	5.201%	6/1/35	95	102
[2,4] Fannie Mae Pool	5.266%	7/1/38	658	713
[2,4] Fannie Mae Pool	5.276%	11/1/35	18	19
[2,4] Fannie Mae Pool	5.360%	12/1/35	3,574	3,908
[2,4] Fannie Mae Pool	5.405%	1/1/37	3,331	3,597
[2,4] Fannie Mae Pool	5.484%	3/1/37	3,380	3,529
[2,4] Fannie Mae Pool	5.546%	4/1/37	769	825
[2,4] Fannie Mae Pool	5.572%	2/1/37	5,553	5,754
[2,4] Fannie Mae Pool	5.582%	5/1/36	2,577	2,796
[2,4] Fannie Mae Pool	5.646%	3/1/37	2,947	3,050
[2,4] Fannie Mae Pool	5.655%	3/1/37	6,100	6,333
[2,4] Fannie Mae Pool	5.680%	6/1/37	3,212	3,460
[2,4] Fannie Mae Pool	5.682%	4/1/37	3,477	3,649
[2,4] Fannie Mae Pool	5.709%	4/1/37	4,968	5,386
[2,4] Fannie Mae Pool	5.731%	12/1/37	7,455	8,303
[2,4] Fannie Mae Pool	5.736%	2/1/37	3,482	3,695

[2,4] Fannie Mae Pool	5.884%	8/1/37	5,867	6,180
[2,4] Fannie Mae Pool	5.894%	11/1/36	3,627	3,907
[2,4] Fannie Mae Pool	5.905%	1/1/37	511	549
[2,4] Fannie Mae Pool	5.913%	6/1/36	859	919
[2,4] Fannie Mae Pool	5.917%	10/1/37	6,110	6,626
[2,4] Fannie Mae Pool	5.921%	4/1/36	3,182	3,393
[2,4] Fannie Mae Pool	5.942%	2/1/37	8	8
[2,4] Fannie Mae Pool	5.973%	11/1/36	74	79
[2,4] Fannie Mae Pool	5.987%	12/1/36	58	61
[2,4] Fannie Mae Pool	6.259%	9/1/37	3,255	3,452
[2,4] Freddie Mac Non Gold Pool	2.109%	1/1/37	3,760	3,939
[2,4] Freddie Mac Non Gold Pool	2.477%	1/1/35	429	458
[2,4] Freddie Mac Non Gold Pool	2.487%	12/1/34	8,079	8,480
[2,4] Freddie Mac Non Gold Pool	2.500%	4/1/33	27	28
[2,4] Freddie Mac Non Gold Pool	2.506%	12/1/34	47	49
[2,4] Freddie Mac Non Gold Pool	2.507%	3/1/36	7,398	7,834
[2,4] Freddie Mac Non Gold Pool	2.515%	4/1/35	363	384
[2,4] Freddie Mac Non Gold Pool	2.563%	12/1/34	2,876	3,024
[2,4] Freddie Mac Non Gold Pool	2.619%	6/1/37	3,361	3,580
[2,4] Freddie Mac Non Gold Pool	2.635%	12/1/40	8,321	8,606
[2,4] Freddie Mac Non Gold Pool	2.667%	5/1/33	132	141
[2,4] Freddie Mac Non Gold Pool	2.703%	12/1/40	17,816	18,451
[2,4] Freddie Mac Non Gold Pool	2.780%	11/1/40	8,659	8,981
[2,4] Freddie Mac Non Gold Pool	2.829%	1/1/41	12,095	12,480
[2,4] Freddie Mac Non Gold Pool	2.841%	3/1/36	23	24
[2,4] Freddie Mac Non Gold Pool	2.983%	2/1/41	17,841	18,598
[2,4] Freddie Mac Non Gold Pool	3.087%	3/1/41	9,560	9,981
[2,4] Freddie Mac Non Gold Pool	3.155%	11/1/40	9,611	10,045
[2,4] Freddie Mac Non Gold Pool	3.296%	6/1/40	7,992	8,363
[2,4] Freddie Mac Non Gold Pool	3.335%	4/1/40	10,918	11,431
[2,4] Freddie Mac Non Gold Pool	3.352%	5/1/40	3,923	4,111
[2,4] Freddie Mac Non Gold Pool	3.450%	5/1/40	4,721	4,948
[2,4] Freddie Mac Non Gold Pool	3.577%	6/1/40	10,567	11,107
[2,4] Freddie Mac Non Gold Pool	3.603%	6/1/40	16,658	17,486
[2,4] Freddie Mac Non Gold Pool	3.616%	1/1/40	9,304	9,765
[2,4] Freddie Mac Non Gold Pool	3.672%	9/1/40	14,991	15,759
[2,4] Freddie Mac Non Gold Pool	3.979%	3/1/40	16,587	17,491
[2,4] Freddie Mac Non Gold Pool	4.023%	6/1/36	12	13
[2,4] Freddie Mac Non Gold Pool	4.608%	11/1/34	3,863	4,088
[2,4] Freddie Mac Non Gold Pool	4.617%	7/1/35	3,115	3,338
[2,4] Freddie Mac Non Gold Pool	4.684%	6/1/34	31	33
[2,4] Freddie Mac Non Gold Pool	4.725%	5/1/38	3,374	3,608
[2,4] Freddie Mac Non Gold Pool	5.002%	6/1/35	12	12
[2,4] Freddie Mac Non Gold Pool	5.025%	12/1/34	58	61
[2,4] Freddie Mac Non Gold Pool	5.033%	7/1/38	7,386	7,931
[2,4] Freddie Mac Non Gold Pool	5.044%	5/1/35	5,064	5,474
[2,4] Freddie Mac Non Gold Pool	5.147%	8/1/34	15	16
[2,4] Freddie Mac Non Gold Pool	5.165%	12/1/36	5,156	5,338
[2,4] Freddie Mac Non Gold Pool	5.217%	11/1/33	15	16
[2,4] Freddie Mac Non Gold Pool	5.253%	3/1/38	9,795	10,625
[2,4] Freddie Mac Non Gold Pool	5.362%	12/1/35	3,638	3,817
[2,4] Freddie Mac Non Gold Pool	5.395%	8/1/37	170	181
[2,4] Freddie Mac Non Gold Pool	5.413%	4/1/37	7,469	7,755
[2,4] Freddie Mac Non Gold Pool	5.426%	3/1/37	4,587	4,824
[2,4] Freddie Mac Non Gold Pool	5.506%	1/1/38	7,591	8,187
[2,4] Freddie Mac Non Gold Pool	5.507%	2/1/36	4,206	4,559
[2,4] Freddie Mac Non Gold Pool	5.543%	4/1/37	7,119	7,405

[2,4] Freddie Mac Non Gold Pool		5.571%	4/1/37	4,850	5,212
[2,4] Freddie Mac Non Gold Pool		5.625%	4/1/37	78	81
[2,4] Freddie Mac Non Gold Pool		5.636%	3/1/37	746	798
[2,4] Freddie Mac Non Gold Pool		5.640%	3/1/37	8,237	8,615
[2,4] Freddie Mac Non Gold Pool		5.699%	6/1/37	7,049	7,355
[2,4] Freddie Mac Non Gold Pool		5.724%	11/1/36	2,172	2,309
[2,4] Freddie Mac Non Gold Pool		5.727%	9/1/36	14,445	15,451
[2,4] Freddie Mac Non Gold Pool		5.751%	5/1/36	6,294	6,680
[2,4] Freddie Mac Non Gold Pool		5.763%	5/1/37	212	223
[2,4] Freddie Mac Non Gold Pool		5.785%	10/1/37	6,114	6,455
[2,4] Freddie Mac Non Gold Pool		5.794%	3/1/37	3,238	3,491
[2,4] Freddie Mac Non Gold Pool		5.796%	6/1/37	7,414	8,013
[2,4] Freddie Mac Non Gold Pool		5.829%	8/1/37	6,797	7,327
[2,4] Freddie Mac Non Gold Pool		5.855%	5/1/37	7,894	8,569
[2,4] Freddie Mac Non Gold Pool		5.870%	1/1/37	2,607	2,804
[2,4] Freddie Mac Non Gold Pool		5.891%	12/1/36	2,435	2,626
[2,4] Freddie Mac Non Gold Pool		6.030%	8/1/37	2,285	2,480
[2,4] Freddie Mac Non Gold Pool		6.061%	3/1/37	191	199
[2,4] Freddie Mac Non Gold Pool		6.070%	12/1/36–10/1/37	6,146	6,676
[2,4] Freddie Mac Non Gold Pool		6.084%	3/1/37	793	836
[2,4] Freddie Mac Non Gold Pool		6.127%	6/1/37	3,900	4,151
[2,4] Freddie Mac Non Gold Pool		6.385%	2/1/37	2,400	2,594
4	Ginnie Mae II Pool	2.375%	6/20/29	236	246
4	Ginnie Mae II Pool	2.500%	1/20/41–6/20/41	49,786	51,169
4	Ginnie Mae II Pool	3.000%	12/20/40–5/20/41	17,528	18,266
4	Ginnie Mae II Pool	3.500%	1/20/41	10,943	11,522
4	Ginnie Mae II Pool	4.000%	12/20/39	16,256	17,285
4	Ginnie Mae II Pool	4.500%	10/20/39	1,986	2,139
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	4,897	5,232
					925,172
Total U.S. Government and Agency Obligations (Cost $63,289,881)					67,537,180
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
6	BA Covered Bond Issuer	5.500%	6/14/12	17,750	18,227
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	3.878%	9/11/36	164	164
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.050%	11/10/38	891	891
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	4,250	4,421
[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.730%	6/10/39	12,062	13,028
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	18,805	19,934
[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.234%	11/10/42	4,335	4,408
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.727%	7/10/43	4,695	4,516
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.118%	7/11/43	10,325	10,445
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.921%	5/10/45	5,700	6,216
[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.956%	5/10/45	3,290	2,697
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.372%	9/10/45	19,690	21,328

[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.421%	9/10/45	185	182
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.115%	10/10/45	16,101	17,571
[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.120%	10/10/45	875	881
[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.176%	10/10/45	432	430
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.634%	7/10/46	22,705	24,672
[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.695%	7/10/46	2,850	2,136
[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.367%	9/10/47	3,520	3,231
[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.367%	9/10/47	3,204	3,204
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.414%	9/10/47	11,525	12,067
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.448%	9/10/47	2,175	1,851
[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.523%	1/15/49	2,700	1,630
[4,7] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	6.395%	2/10/51	21,200	23,299
6	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	1,975	2,108
6	Bank of Scotland plc	5.250%	2/21/17	12,135	13,365
4	Bear Stearns Commercial Mortgage
	Securities	6.460%	10/15/36	58	59
4	Bear Stearns Commercial Mortgage
	Securities	5.704%	4/12/38	20,977	22,925
[4,7] Bear Stearns Commercial Mortgage
	Securities	5.705%	4/12/38	4,525	4,428
4	Bear Stearns Commercial Mortgage
	Securities	4.830%	8/15/38	25,125	25,602
[4,7] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	5,500	5,248
[4,7] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	2,650	2,147
4	Bear Stearns Commercial Mortgage
	Securities	5.619%	3/11/39	24,500	26,362
4	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	16,300	17,058
4	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	13,900	14,406
4	Bear Stearns Commercial Mortgage
	Securities	5.853%	6/11/40	16,700	16,975
[4,7] Bear Stearns Commercial Mortgage
	Securities	5.905%	6/11/40	2,650	1,771
4	Bear Stearns Commercial Mortgage
	Securities	5.405%	12/11/40	1,443	1,558
[4,7] Bear Stearns Commercial Mortgage
	Securities	5.200%	1/12/41	830	882
4	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	4,175	3,700
4	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	1,625	1,607

[4,7] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	8,318	8,244
4	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	6,255	6,275
4	Bear Stearns Commercial Mortgage
	Securities	4.825%	11/11/41	495	537
4	Bear Stearns Commercial Mortgage
	Securities	4.868%	11/11/41	2,300	2,019
4	Bear Stearns Commercial Mortgage
	Securities	4.933%	2/13/42	2,500	2,679
4	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	15,900	17,615
4	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	5,500	5,733
4	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	8,379	8,439
4	Bear Stearns Commercial Mortgage
	Securities	5.294%	10/12/42	3,215	3,542
[4,7] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	6,280	5,758
[4,7] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	4,275	3,470
4	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	9,921	10,219
4	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	21,900	23,374
4	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	10,400	11,154
[4,7] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	4,553	4,124
4	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,282	1,302
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	36,645	42,094
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	9,800	11,818
4	CDC Commercial Mortgage Trust	5.676%	11/15/30	3,162	3,164
4	Chase Issuance Trust	4.650%	3/15/15	32,375	34,200
4	Chase Issuance Trust	5.400%	7/15/15	10,025	10,853
6	Cie de Financement Foncier	2.125%	4/22/13	7,500	7,467
4	CIT Group Home Equity Loan Trust	6.200%	2/25/30	642	648
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	20,125	22,353
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,425	3,806
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	4,750	5,684
4	Citibank Credit Card Issuance Trust	5.350%	2/7/20	900	1,078
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	3,475	3,528
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	1,015	1,035
[4,7] Citigroup Commercial Mortgage Trust		5.922%	3/15/49	12,600	13,994
4	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	230	248
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	3,375	3,141
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	2,025	1,673
[4,7] Citigroup Commercial Mortgage Trust		5.886%	12/10/49	4,350	3,975
[4,7] Citigroup Commercial Mortgage Trust		5.886%	12/10/49	17,045	18,398
[4,7] Citigroup Commercial Mortgage Trust		6.274%	12/10/49	7,310	6,471
[4,7] Citigroup Commercial Mortgage Trust		6.274%	12/10/49	17,377	19,005
[4,7] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.398%	7/15/44	7,000	7,134
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.398%	7/15/44	18,000	19,584

4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	18,540	19,920
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	8,575	7,544
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.688%	10/15/48	3,350	1,871
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	18,570	18,631
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	9,050	9,343
[4,6] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	7,396	7,969
4	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	8,200	8,449
4	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	19,825	21,016
4	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	22,303	24,136
4	Commercial Mortgage Pass Through
	Certificates	5.943%	6/10/46	18,030	19,693
[4,7] Commercial Mortgage Pass Through
	Certificates	5.968%	6/10/46	4,025	3,765
4	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	3,464	3,479
[4,7] Commercial Mortgage Pass Through
	Certificates	6.008%	12/10/49	17,373	18,804
[4,7] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	16,575	17,452
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	925	858
[4,7] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	14,005	14,903
[4,7] Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	3,375	3,193
4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	14,935	15,368
[4,7] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	1,565	1,608
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	18,225	19,619
[4,7] Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	3,400	3,065
[4,7] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	3,290	2,781
4	Credit Suisse Mortgage Capital Certificates	6.011%	6/15/38	18,434	19,690
4	Credit Suisse Mortgage Capital Certificates	6.011%	6/15/38	1,147	1,030
4	Credit Suisse Mortgage Capital Certificates	5.594%	2/15/39	17,450	18,872
[4,7] Credit Suisse Mortgage Capital Certificates		5.595%	2/15/39	7,675	7,271
[4,7] Credit Suisse Mortgage Capital Certificates		5.595%	2/15/39	3,350	2,826
[4,7] Credit Suisse Mortgage Capital Certificates		5.903%	6/15/39	20,185	21,163
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	1,725	1,455
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	15,000	15,599
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	6,421	6,835
[4,7] CW Capital Cobalt Ltd.		6.011%	5/15/46	11,775	12,445
[4,7] CW Capital Cobalt Ltd.		5.484%	4/15/47	3,060	3,299
4	Discover Card Master Trust	5.650%	12/15/15	23,300	25,197
4	Discover Card Master Trust	5.650%	3/16/20	7,975	9,573

	Federal Housing Administration	7.430%	10/1/20	3	3
[4,7] First Union Commercial Mortgage Trust		6.751%	10/15/35	3,509	3,612
4	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	1,401	1,404
4	Ford Credit Auto Owner Trust	4.370%	10/15/12	8,133	8,159
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	4,625	4,727
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	16,950	17,423
4	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	8,443	8,561
4	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	4,605	4,837
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	16,434	16,929
[4,7] GE Capital Commercial Mortgage Corp.		5.510%	3/10/44	22,040	23,713
[4,7] GE Capital Commercial Mortgage Corp.		5.510%	3/10/44	6,675	6,214
4	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	1,425	1,547
[4,7] GE Capital Commercial Mortgage Corp.		5.492%	11/10/45	7,048	6,501
4	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	1,029	1,018
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	3,000	3,074
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	2,625	2,801
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	447	455
[4,7] GMAC Commercial Mortgage Securities Inc.		5.638%	5/10/40	1,695	1,801
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	3,775	4,028
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	1,650	1,680
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	6,912	7,106
4	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	831	844
4	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	12,521
4	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	13,850	14,673
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	4,040	4,055
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	18,063	19,023
[4,7] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	4,475	3,870
4	Greenwich Capital Commercial Funding Corp.	6.073%	7/10/38	1,500	1,620
[4,7] Greenwich Capital Commercial Funding Corp.		6.074%	7/10/38	2,400	2,246
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	1,625	1,404
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	23,150	24,446
[4,7] Greenwich Capital Commercial Funding Corp.		4.859%	8/10/42	2,000	1,839
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	7,991	8,076
[4,7] GS Mortgage Securities Corp. II		5.553%	4/10/38	12,625	13,314
[4,7] GS Mortgage Securities Corp. II		5.622%	4/10/38	4,750	4,374
4	GS Mortgage Securities Corp. II	5.396%	8/10/38	14,610	15,554
4	GS Mortgage Securities Corp. II	4.608%	1/10/40	14,425	14,866
[4,7] GS Mortgage Securities Corp. II		3.707%	8/10/44	3,220	3,252
4	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	369	370
4	Honda Auto Receivables Owner Trust	4.880%	9/18/14	3,889	3,928
4	Honda Auto Receivables Owner Trust	1.800%	4/17/17	3,225	3,294
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	8,121	8,326
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	3,250	3,325
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.985%	1/12/37	11,725	12,202
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.255%	7/12/37	1,365	1,443
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	7/12/37	9,847	10,029
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.534%	8/12/37	2,000	1,805
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	1,607	1,616

[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	23,029	24,351
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	11,465	12,101
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.790%	6/12/41	17,725	19,323
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	1,625	1,628
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.496%	1/12/43	185	167
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	3,302	3,557
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.636%	12/12/44	3,300	3,063
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.685%	12/12/44	1,350	968
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.414%	12/15/44	4,250	4,396
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.493%	12/15/44	1,375	1,221
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	15,525	17,114
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	1,750	1,669
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	3,310	2,530
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	3,890	3,476
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.623%	5/12/45	2,025	1,457
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	4,315	4,131
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	8,000	8,523
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	10,230	10,628
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.004%	6/15/49	6,150	6,460
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	27,885	30,142
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	6,308	6,364
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.098%	2/12/51	3,350	2,999
[4,7] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	12,270	13,077
4	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	240	240
4	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	17,575	18,707
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	8,040	8,587
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	17,600	18,998
4	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	2,535	2,412
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	23,075	23,686
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	4,625	4,809
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	22,880	23,579
[4,7] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	7,550	8,007
4	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	22,041
[4,7] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	27,350	29,923

4	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	3,000	3,258
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,175	1,127
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	3,550	3,751
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	10,900	11,225
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,775	4,233
[4,7] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	3,557	2,996
[4,7] LB-UBS Commercial Mortgage Trust		5.057%	9/15/40	1,625	1,449
[4,7] LB-UBS Commercial Mortgage Trust		5.276%	2/15/41	3,375	2,762
[4,7] LB-UBS Commercial Mortgage Trust		6.312%	4/15/41	22,025	24,239
[4,7] LB-UBS Commercial Mortgage Trust		6.312%	4/15/41	3,020	2,687
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	17,600	18,477
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	9,020	9,477
4	Merrill Lynch Mortgage Trust	5.107%	7/12/38	965	930
4	Merrill Lynch Mortgage Trust	5.854%	5/12/39	12,550	13,662
[4,7] Merrill Lynch Mortgage Trust		5.855%	5/12/39	1,825	1,750
4	Merrill Lynch Mortgage Trust	5.782%	8/12/43	2,865	2,650
[4,7] Merrill Lynch Mortgage Trust		5.802%	8/12/43	3,325	2,364
[4,7] Merrill Lynch Mortgage Trust		5.291%	1/12/44	20,875	23,023
[4,7] Merrill Lynch Mortgage Trust		6.022%	6/12/50	22,018	23,102
[4,7] Merrill Lynch Mortgage Trust		6.022%	6/12/50	3,260	2,810
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,475	3,536
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	17,040	18,209
[4,7] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.706%	2/12/39	650	532
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.096%	6/12/46	21,125	23,043
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	3,660	3,388
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	14,870	15,237
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	8,874	8,996
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	14,175	15,029
4	Morgan Stanley Capital I	4.970%	4/14/40	5,175	5,423
[4,7] Morgan Stanley Capital I		5.110%	6/15/40	15,050	16,262
4	Morgan Stanley Capital I	5.030%	6/13/41	1,088	1,114
4	Morgan Stanley Capital I	5.270%	6/13/41	4,525	4,842
[4,7] Morgan Stanley Capital I		5.991%	8/12/41	2,175	2,209
4	Morgan Stanley Capital I	5.328%	11/12/41	6,460	6,953
4	Morgan Stanley Capital I	5.360%	11/12/41	7,400	6,780
4	Morgan Stanley Capital I	4.780%	12/13/41	1,900	2,032
[4,7] Morgan Stanley Capital I		4.840%	12/13/41	1,350	1,221
4	Morgan Stanley Capital I	4.970%	12/15/41	10,300	10,899
4	Morgan Stanley Capital I	5.168%	1/14/42	3,950	4,244
[4,7] Morgan Stanley Capital I		5.795%	6/11/42	1,375	1,319
[4,7] Morgan Stanley Capital I		5.795%	6/11/42	19,150	21,294
4	Morgan Stanley Capital I	4.989%	8/13/42	24,800	26,766
[4,7] Morgan Stanley Capital I		5.073%	8/13/42	3,730	2,979
4	Morgan Stanley Capital I	5.230%	9/15/42	23,225	25,348
4	Morgan Stanley Capital I	5.897%	10/15/42	8,175	8,932
[4,7] Morgan Stanley Capital I		5.902%	10/15/42	700	675
[4,7] Morgan Stanley Capital I		5.902%	10/15/42	4,325	3,609
[4,7] Morgan Stanley Capital I		5.374%	11/14/42	14,450	15,669
4	Morgan Stanley Capital I	6.455%	1/11/43	18,825	21,511
4	Morgan Stanley Capital I	5.332%	12/15/43	8,580	9,239
[4,7] Morgan Stanley Capital I		5.598%	3/12/44	20,466	22,010

[4,7] Morgan Stanley Capital I		5.773%	7/12/44	4,396	4,437
[4,7] Morgan Stanley Capital I		5.793%	7/12/44	4,100	3,467
4	Morgan Stanley Capital I	4.660%	9/13/45	3,345	3,557
[4,7] Morgan Stanley Capital I		5.654%	4/15/49	1,850	1,957
[4,7] Morgan Stanley Capital I		5.692%	4/15/49	15,100	15,700
[4,7] Morgan Stanley Capital I		5.871%	4/15/49	4,775	3,633
[4,7] Morgan Stanley Capital I		5.544%	11/12/49	4,525	4,278
4	Morgan Stanley Capital I	5.809%	12/12/49	11,345	12,272
[4,7] Morgan Stanley Capital I		6.313%	12/12/49	4,675	4,248
4	Morgan Stanley Capital I	5.090%	10/12/52	2,905	2,901
[4,7] Morgan Stanley Capital I		5.204%	10/12/52	5,410	5,201
4	Morgan Stanley Capital I	4.770%	7/15/56	3,295	2,953
4	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	272	270
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	26,350	27,308
4	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	951	953
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	25,729	26,546
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	4,846	4,951
6	Northern Rock Asset Management plc	5.625%	6/22/17	33,225	36,299
4	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	1,615	1,638
4	PSE&G Transition Funding LLC	6.890%	12/15/17	21,175	25,572
4	Public Service New Hampshire Funding LLC	6.480%	5/1/15	117	122
4	Residential Asset Securities Corp.	6.489%	10/25/30	156	143
6	Royal Bank of Canada	3.125%	4/14/15	9,325	9,898
4	Salomon Brothers Mortgage Securities VII Inc.	4.467%	3/18/36	300	303
[4,7] TIAA Seasoned Commercial Mortgage Trust		5.947%	8/15/39	3,285	3,001
4	USAA Auto Owner Trust	4.710%	2/18/14	9,103	9,187
4	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	678	698
4	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	1,000	1,033
[4,7] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	3,100	3,244
[4,7] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	10,750	11,395
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	614	609
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	20,345	21,615
[4,7] Wachovia Bank Commercial Mortgage Trust		5.495%	7/15/41	18,350	19,798
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	18,725	19,862
[4,7] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	15,075	16,249
[4,7] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	1,700	1,556
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	6,729	7,301
[4,7] Wachovia Bank Commercial Mortgage Trust		5.923%	5/15/43	16,025	17,544
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	14,354	15,379
4	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	1,480	1,467
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	3,325	3,003
[4,7] Wachovia Bank Commercial Mortgage Trust		5.381%	10/15/44	1,340	1,251
[4,7] Wachovia Bank Commercial Mortgage Trust		5.381%	10/15/44	18,010	19,613
[4,7] Wachovia Bank Commercial Mortgage Trust		5.444%	12/15/44	22,500	24,440
[4,7] Wachovia Bank Commercial Mortgage Trust		5.494%	12/15/44	775	731
[4,7] Wachovia Bank Commercial Mortgage Trust		6.173%	6/15/45	1,280	1,222
[4,7] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	11,100	12,196
4	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	850	911
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	16,475	17,606
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,225	2,006
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,427,514)					2,657,225
Corporate Bonds (20.6%)
Finance (7.1%)
	Banking (4.6%)
4	Abbey National Capital Trust I	8.963%	12/29/49	1,200	1,181
	Abbey National Treasury Services plc	2.875%	4/25/14	5,200	4,891
	Abbey National Treasury Services plc	4.000%	4/27/16	7,225	6,606

American Express Bank FSB	5.550%	10/17/12	3,575	3,717
American Express Bank FSB	5.500%	4/16/13	8,675	9,129
American Express Bank FSB	6.000%	9/13/17	1,750	1,974
American Express Centurion Bank	5.550%	10/17/12	2,775	2,892
American Express Centurion Bank	5.950%	6/12/17	1,900	2,129
American Express Centurion Bank	6.000%	9/13/17	24,000	26,939
American Express Co.	4.875%	7/15/13	5,821	6,090
American Express Co.	7.250%	5/20/14	1,225	1,388
American Express Co.	5.500%	9/12/16	3,075	3,465
American Express Co.	6.150%	8/28/17	5,575	6,390
American Express Co.	7.000%	3/19/18	27,797	32,922
American Express Co.	8.125%	5/20/19	275	348
American Express Co.	8.150%	3/19/38	520	741
4 American Express Co.	6.800%	9/1/66	6,515	6,270
American Express Credit Corp.	5.875%	5/2/13	8,480	8,997
American Express Credit Corp.	7.300%	8/20/13	20,864	22,833
American Express Credit Corp.	5.125%	8/25/14	9,080	9,828
American Express Credit Corp.	2.800%	9/19/16	17,750	17,681
Associates Corp. of North America	6.950%	11/1/18	250	279
Banco Santander Chile	2.875%	11/13/12	1,950	1,948
6 BanColombia SA	4.250%	1/12/16	6,150	5,999
Bank of America Corp.	4.875%	1/15/13	15,782	15,566
Bank of America Corp.	4.900%	5/1/13	17,165	17,010
Bank of America Corp.	7.375%	5/15/14	6,125	6,317
Bank of America Corp.	5.375%	6/15/14	2,500	2,450
Bank of America Corp.	5.125%	11/15/14	20,695	20,437
Bank of America Corp.	4.500%	4/1/15	12,560	11,886
Bank of America Corp.	4.750%	8/1/15	225	216
Bank of America Corp.	3.700%	9/1/15	2,050	1,887
Bank of America Corp.	5.250%	12/1/15	3,975	3,697
Bank of America Corp.	3.625%	3/17/16	10,300	9,344
Bank of America Corp.	3.750%	7/12/16	5,750	5,223
Bank of America Corp.	6.500%	8/1/16	21,200	21,021
Bank of America Corp.	5.750%	8/15/16	11,025	10,126
Bank of America Corp.	5.625%	10/14/16	6,350	6,030
Bank of America Corp.	5.420%	3/15/17	14,300	12,436
Bank of America Corp.	6.000%	9/1/17	2,560	2,440
Bank of America Corp.	5.750%	12/1/17	6,525	6,130
Bank of America Corp.	5.650%	5/1/18	66,300	61,920
Bank of America Corp.	7.625%	6/1/19	25,625	26,655
Bank of America Corp.	5.625%	7/1/20	21,215	19,516
Bank of America Corp.	5.875%	1/5/21	1,000	921
Bank of America Corp.	7.250%	10/15/25	1,400	1,267
Bank of America Corp.	6.800%	3/15/28	1,025	978
Bank of America Corp.	6.500%	9/15/37	3,335	2,675
Bank of America NA	5.300%	3/15/17	24,375	21,787
Bank of America NA	6.100%	6/15/17	11,225	10,415
Bank of America NA	6.000%	10/15/36	11,250	9,952
Bank of Montreal	2.125%	6/28/13	5,975	6,089
Bank of Montreal	1.750%	4/29/14	825	835
Bank of New York Mellon Corp.	4.950%	11/1/12	23,750	24,830
Bank of New York Mellon Corp.	4.500%	4/1/13	2,125	2,240
Bank of New York Mellon Corp.	4.300%	5/15/14	9,675	10,416
Bank of New York Mellon Corp.	4.950%	3/15/15	9,750	10,555
Bank of New York Mellon Corp.	2.950%	6/18/15	4,200	4,365
Bank of New York Mellon Corp.	2.300%	7/28/16	425	428
Bank of New York Mellon Corp.	5.450%	5/15/19	6,240	7,133

	Bank of New York Mellon Corp.	4.600%	1/15/20	5,775	6,338
	Bank of New York Mellon Corp.	3.550%	9/23/21	2,000	1,979
	Bank of Nova Scotia	2.250%	1/22/13	8,125	8,276
	Bank of Nova Scotia	2.375%	12/17/13	17,950	18,468
	Bank of Nova Scotia	2.050%	10/7/15	500	503
	Bank of Nova Scotia	4.375%	1/13/21	500	547
	Bank One Capital III	8.750%	9/1/30	2,700	3,414
	Bank One Corp.	5.250%	1/30/13	6,000	6,221
	Bank One Corp.	4.900%	4/30/15	6,075	6,332
	Bank One Corp.	7.750%	7/15/25	330	383
	Bank One Corp.	7.625%	10/15/26	2,930	3,593
	Barclays Bank plc	2.500%	1/23/13	11,950	11,903
	Barclays Bank plc	5.200%	7/10/14	30,445	31,145
	Barclays Bank plc	5.000%	9/22/16	10,750	10,715
	Barclays Bank plc	6.750%	5/22/19	8,675	9,480
	Barclays Bank plc	5.125%	1/8/20	24,600	24,141
	BB&T Capital Trust II	6.750%	6/7/36	8,725	8,670
4	BB&T Capital Trust IV	6.820%	6/12/77	3,875	4,013
	BB&T Corp.	4.750%	10/1/12	6,075	6,228
	BB&T Corp.	2.050%	4/28/14	825	833
	BB&T Corp.	5.200%	12/23/15	4,712	5,064
	BB&T Corp.	3.950%	4/29/16	3,600	3,812
	BB&T Corp.	4.900%	6/30/17	525	559
	BB&T Corp.	6.850%	4/30/19	3,754	4,624
	BB&T Corp.	5.250%	11/1/19	6,150	6,651
	BBVA US Senior SAU	3.250%	5/16/14	8,600	8,069
	Bear Stearns Cos. LLC	5.350%	2/1/12	14,075	14,291
	Bear Stearns Cos. LLC	5.700%	11/15/14	15,590	16,853
	Bear Stearns Cos. LLC	5.300%	10/30/15	6,415	6,944
	Bear Stearns Cos. LLC	5.550%	1/22/17	6,850	7,108
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,230	9,351
	Bear Stearns Cos. LLC	7.250%	2/1/18	11,053	12,969
	Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,733
	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	2.125%	12/21/12	13,290	13,144
	BNP Paribas SA	3.250%	3/11/15	3,925	3,816
	BNP Paribas SA	3.600%	2/23/16	28,675	27,953
	BNP Paribas SA	5.000%	1/15/21	25,175	24,885
	BNY Mellon NA	4.750%	12/15/14	2,800	3,046
	Branch Banking & Trust Co.	5.625%	9/15/16	5,825	6,561
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	2,650	2,665
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	775	785
	Capital One Bank USA NA	6.500%	6/13/13	4,350	4,635
	Capital One Bank USA NA	8.800%	7/15/19	13,375	15,345
4	Capital One Capital III	7.686%	8/1/66	4,925	4,814
	Capital One Capital IV	6.745%	2/17/37	3,237	3,091
	Capital One Capital V	10.250%	8/15/39	2,875	2,940
	Capital One Capital VI	8.875%	5/15/40	8,925	8,903
	Capital One Financial Corp.	7.375%	5/23/14	7,275	8,105
	Capital One Financial Corp.	5.500%	6/1/15	7,450	7,932
	Capital One Financial Corp.	3.150%	7/15/16	13,400	13,171
	Capital One Financial Corp.	6.150%	9/1/16	5,646	5,929
	Capital One Financial Corp.	5.250%	2/21/17	1,850	1,966
	Capital One Financial Corp.	6.750%	9/15/17	5,200	5,928
	Capital One Financial Corp.	4.750%	7/15/21	3,175	3,161
[4,6] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	14,225	16,319
	Citigroup Inc.	5.300%	10/17/12	49,273	50,490

Citigroup Inc.	5.500%	4/11/13	42,695	43,941
Citigroup Inc.	6.500%	8/19/13	16,390	17,174
Citigroup Inc.	6.000%	12/13/13	16,140	16,911
Citigroup Inc.	5.125%	5/5/14	7,550	7,727
Citigroup Inc.	6.375%	8/12/14	8,665	9,167
Citigroup Inc.	5.000%	9/15/14	37,676	37,004
Citigroup Inc.	5.500%	10/15/14	15,850	16,460
Citigroup Inc.	6.010%	1/15/15	9,100	9,632
Citigroup Inc.	4.750%	5/19/15	275	282
Citigroup Inc.	4.700%	5/29/15	3,350	3,402
Citigroup Inc.	4.587%	12/15/15	475	483
Citigroup Inc.	5.300%	1/7/16	19,100	19,846
Citigroup Inc.	3.953%	6/15/16	175	174
Citigroup Inc.	5.500%	2/15/17	4,050	3,970
Citigroup Inc.	6.000%	8/15/17	15,925	16,987
Citigroup Inc.	6.125%	11/21/17	11,375	12,176
Citigroup Inc.	6.125%	5/15/18	21,700	23,302
Citigroup Inc.	8.500%	5/22/19	24,555	29,471
Citigroup Inc.	5.375%	8/9/20	5,225	5,380
Citigroup Inc.	6.625%	6/15/32	2,025	1,844
Citigroup Inc.	5.875%	2/22/33	11,475	9,565
Citigroup Inc.	6.000%	10/31/33	10,525	9,053
Citigroup Inc.	5.850%	12/11/34	1,750	1,689
Citigroup Inc.	6.125%	8/25/36	7,700	6,527
Citigroup Inc.	5.875%	5/29/37	12,657	12,254
Citigroup Inc.	6.875%	3/5/38	16,230	17,420
Citigroup Inc.	8.125%	7/15/39	13,190	16,102
Comerica Bank	5.750%	11/21/16	10,775	11,992
Comerica Bank	5.200%	8/22/17	4,600	5,049
Comerica Inc.	4.800%	5/1/15	3,225	3,328
Compass Bank	6.400%	10/1/17	2,275	2,406
Compass Bank	5.900%	4/1/26	1,725	1,691
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	4,450	4,440
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	30,025	32,390
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	925	1,029
Countrywide Financial Corp.	6.250%	5/15/16	1,820	1,598
4 Credit Suisse AG	5.860%	5/29/49	11,230	8,787
Credit Suisse New York	5.000%	5/15/13	30,460	31,431
Credit Suisse New York	5.500%	5/1/14	10,600	11,140
Credit Suisse New York	3.500%	3/23/15	25,125	25,023
Credit Suisse New York	6.000%	2/15/18	4,075	4,110
Credit Suisse New York	5.300%	8/13/19	15,000	15,127
Credit Suisse New York	5.400%	1/14/20	16,040	15,421
Credit Suisse New York	4.375%	8/5/20	14,650	14,106
Credit Suisse USA Inc.	5.500%	8/15/13	6,250	6,570
Credit Suisse USA Inc.	5.125%	1/15/14	2,150	2,265
Credit Suisse USA Inc.	4.875%	1/15/15	7,345	7,696
Credit Suisse USA Inc.	5.125%	8/15/15	14,755	15,589
Credit Suisse USA Inc.	7.125%	7/15/32	11,536	13,211
Deutsche Bank AG	3.250%	1/11/16	14,825	14,572
Deutsche Bank AG/London	5.375%	10/12/12	13,100	13,428
Deutsche Bank AG/London	2.375%	1/11/13	8,250	8,206
Deutsche Bank AG/London	4.875%	5/20/13	24,300	25,053
Deutsche Bank AG/London	3.450%	3/30/15	14,600	14,536

Deutsche Bank AG/London	6.000%	9/1/17	20,531	22,575
Deutsche Bank Financial LLC	5.375%	3/2/15	5,950	6,138
Discover Bank	8.700%	11/18/19	4,400	5,061
Fifth Third Bancorp	6.250%	5/1/13	5,750	6,090
Fifth Third Bancorp	3.625%	1/25/16	16,000	16,184
Fifth Third Bancorp	5.450%	1/15/17	4,900	5,193
Fifth Third Bancorp	4.500%	6/1/18	1,525	1,499
Fifth Third Bancorp	8.250%	3/1/38	5,040	6,115
Fifth Third Bank/Ohio	4.750%	2/1/15	8,825	9,260
4 Fifth Third Capital Trust IV	6.500%	4/15/67	4,200	3,990
First Horizon National Corp.	5.375%	12/15/15	13,850	14,026
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,831
First Tennessee Bank NA	5.050%	1/15/15	2,400	2,408
First Tennessee Bank NA	5.650%	4/1/16	1,690	1,665
FleetBoston Financial Corp.	6.700%	7/15/28	1,900	1,847
Golden West Financial Corp.	4.750%	10/1/12	2,790	2,888
Goldman Sachs Capital I	6.345%	2/15/34	16,500	14,206
Goldman Sachs Group Inc.	5.450%	11/1/12	10,940	11,224
Goldman Sachs Group Inc.	4.750%	7/15/13	21,645	22,221
Goldman Sachs Group Inc.	5.250%	10/15/13	16,430	17,002
Goldman Sachs Group Inc.	5.150%	1/15/14	13,995	14,497
Goldman Sachs Group Inc.	6.000%	5/1/14	22,125	23,309
Goldman Sachs Group Inc.	5.000%	10/1/14	27,182	28,201
Goldman Sachs Group Inc.	5.125%	1/15/15	16,610	17,165
Goldman Sachs Group Inc.	3.700%	8/1/15	17,600	17,179
Goldman Sachs Group Inc.	5.350%	1/15/16	37,950	39,257
Goldman Sachs Group Inc.	3.625%	2/7/16	15,750	15,287
Goldman Sachs Group Inc.	5.750%	10/1/16	9,375	9,853
Goldman Sachs Group Inc.	5.625%	1/15/17	12,005	11,758
Goldman Sachs Group Inc.	6.250%	9/1/17	27,840	28,958
Goldman Sachs Group Inc.	5.950%	1/18/18	24,875	25,571
Goldman Sachs Group Inc.	6.150%	4/1/18	13,010	13,440
Goldman Sachs Group Inc.	7.500%	2/15/19	5,190	5,736
Goldman Sachs Group Inc.	5.375%	3/15/20	25,415	25,157
Goldman Sachs Group Inc.	6.000%	6/15/20	17,030	17,414
Goldman Sachs Group Inc.	5.250%	7/27/21	6,150	6,091
Goldman Sachs Group Inc.	5.950%	1/15/27	10,935	10,581
Goldman Sachs Group Inc.	6.125%	2/15/33	18,351	18,443
Goldman Sachs Group Inc.	6.450%	5/1/36	5,535	5,070
Goldman Sachs Group Inc.	6.750%	10/1/37	36,416	33,227
Goldman Sachs Group Inc.	6.250%	2/1/41	15,170	14,690
6 HBOS plc	6.750%	5/21/18	6,075	5,291
HSBC Bank USA NA	4.625%	4/1/14	5,825	5,974
HSBC Bank USA NA	4.875%	8/24/20	15,315	14,354
HSBC Bank USA NA	5.875%	11/1/34	2,500	2,380
HSBC Bank USA NA	5.625%	8/15/35	2,300	2,070
HSBC Holdings plc	5.100%	4/5/21	37,220	38,619
HSBC Holdings plc	7.625%	5/17/32	925	974
HSBC Holdings plc	7.350%	11/27/32	2,040	2,181
HSBC Holdings plc	6.500%	5/2/36	18,495	18,244
HSBC Holdings plc	6.500%	9/15/37	17,600	17,123
HSBC Holdings plc	6.800%	6/1/38	15,210	15,242
HSBC USA Inc.	5.000%	9/27/20	5,625	5,311
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,679
6 ICICI Bank Ltd.	6.625%	10/3/12	6,400	6,541
JP Morgan Chase Capital XVII	5.850%	8/1/35	675	672
4 JP Morgan Chase Capital XVIII	6.950%	8/1/66	2,025	2,024

4 JP Morgan Chase Capital XX	6.550%	9/15/66	7,335	7,360
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	15,900	15,974
JP Morgan Chase Capital XXV	6.800%	10/1/37	10,375	10,398
JPMorgan Chase & Co.	5.375%	10/1/12	19,995	20,844
JPMorgan Chase & Co.	5.750%	1/2/13	6,386	6,674
JPMorgan Chase & Co.	4.750%	5/1/13	23,860	25,050
JPMorgan Chase & Co.	1.650%	9/30/13	1,430	1,439
JPMorgan Chase & Co.	2.050%	1/24/14	1,445	1,451
JPMorgan Chase & Co.	4.875%	3/15/14	18,100	18,914
JPMorgan Chase & Co.	4.650%	6/1/14	40,791	43,295
JPMorgan Chase & Co.	5.125%	9/15/14	21,412	22,527
JPMorgan Chase & Co.	3.700%	1/20/15	5,450	5,583
JPMorgan Chase & Co.	4.750%	3/1/15	3,900	4,121
JPMorgan Chase & Co.	5.250%	5/1/15	5,575	5,857
JPMorgan Chase & Co.	3.400%	6/24/15	24,625	24,938
JPMorgan Chase & Co.	5.150%	10/1/15	8,190	8,641
JPMorgan Chase & Co.	2.600%	1/15/16	15,375	14,988
JPMorgan Chase & Co.	3.450%	3/1/16	775	776
JPMorgan Chase & Co.	3.150%	7/5/16	14,950	14,816
JPMorgan Chase & Co.	6.125%	6/27/17	10,700	11,713
JPMorgan Chase & Co.	6.000%	1/15/18	10,410	11,637
JPMorgan Chase & Co.	6.300%	4/23/19	20,800	23,505
JPMorgan Chase & Co.	4.400%	7/22/20	7,275	7,345
JPMorgan Chase & Co.	4.250%	10/15/20	2,640	2,629
JPMorgan Chase & Co.	4.350%	8/15/21	2,025	2,045
JPMorgan Chase & Co.	6.400%	5/15/38	58,519	66,892
JPMorgan Chase & Co.	5.500%	10/15/40	31,050	33,010
JPMorgan Chase & Co.	5.600%	7/15/41	11,700	12,111
JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,599
JPMorgan Chase Bank NA	6.000%	7/5/17	825	883
JPMorgan Chase Bank NA	6.000%	10/1/17	65	68
JPMorgan Chase Capital XXVII	7.000%	11/1/39	7,325	7,341
KeyBank NA	5.800%	7/1/14	2,825	3,039
KeyBank NA	4.950%	9/15/15	4,675	4,973
KeyBank NA	5.450%	3/3/16	6,275	6,772
KeyBank NA	6.950%	2/1/28	1,925	2,193
KeyCorp	6.500%	5/14/13	4,625	4,929
KeyCorp	5.100%	3/24/21	775	783
6 Lloyds TSB Bank plc	4.375%	1/12/15	9,640	9,333
Lloyds TSB Bank plc	4.875%	1/21/16	4,825	4,704
6 Lloyds TSB Bank plc	5.800%	1/13/20	9,425	9,061
Lloyds TSB Bank plc	6.375%	1/21/21	33,900	33,334
M&I Marshall & Ilsley Bank	4.850%	6/16/15	1,250	1,331
M&I Marshall & Ilsley Bank	5.000%	1/17/17	150	157
Manufacturers & Traders Trust Co.	6.625%	12/4/17	7,050	7,802
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	447
MBNA Corp.	6.125%	3/1/13	4,075	4,074
MBNA Corp.	5.000%	6/15/15	4,775	4,628
Mellon Funding Corp.	5.000%	12/1/14	5,975	6,459
Merrill Lynch & Co. Inc.	5.450%	2/5/13	14,805	14,611
Merrill Lynch & Co. Inc.	6.150%	4/25/13	21,250	21,260
Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,550	11,274
Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,450	2,396
Merrill Lynch & Co. Inc.	5.000%	1/15/15	17,779	17,161
Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,700	4,376
Merrill Lynch & Co. Inc.	5.700%	5/2/17	21,625	19,310
Merrill Lynch & Co. Inc.	6.400%	8/28/17	14,825	14,156

Merrill Lynch & Co. Inc.	6.875%	4/25/18	36,596	36,024
Merrill Lynch & Co. Inc.	6.500%	7/15/18	3,325	3,083
Merrill Lynch & Co. Inc.	6.875%	11/15/18	600	602
Merrill Lynch & Co. Inc.	6.220%	9/15/26	15,250	12,788
Merrill Lynch & Co. Inc.	6.110%	1/29/37	5,475	4,343
Merrill Lynch & Co. Inc.	7.750%	5/14/38	24,108	22,135
Morgan Stanley	5.300%	3/1/13	23,961	24,132
Morgan Stanley	6.750%	10/15/13	600	637
Morgan Stanley	2.875%	1/24/14	11,925	11,659
Morgan Stanley	4.750%	4/1/14	27,917	26,550
Morgan Stanley	6.000%	5/13/14	21,485	21,765
Morgan Stanley	2.875%	7/28/14	3,825	3,655
Morgan Stanley	4.200%	11/20/14	15,675	15,269
Morgan Stanley	4.100%	1/26/15	13,425	12,806
Morgan Stanley	6.000%	4/28/15	50,760	50,959
Morgan Stanley	4.000%	7/24/15	3,750	3,517
Morgan Stanley	5.375%	10/15/15	6,400	6,329
Morgan Stanley	3.450%	11/2/15	4,825	4,446
Morgan Stanley	3.800%	4/29/16	875	802
Morgan Stanley	5.750%	10/18/16	15,300	15,022
Morgan Stanley	5.450%	1/9/17	11,360	10,965
Morgan Stanley	5.550%	4/27/17	3,305	3,200
Morgan Stanley	6.250%	8/28/17	560	552
Morgan Stanley	5.950%	12/28/17	17,475	17,044
Morgan Stanley	6.625%	4/1/18	34,285	34,192
Morgan Stanley	7.300%	5/13/19	11,760	12,078
Morgan Stanley	5.625%	9/23/19	45,000	41,769
Morgan Stanley	5.750%	1/25/21	14,375	13,172
Morgan Stanley	6.250%	8/9/26	15,125	15,128
Morgan Stanley	7.250%	4/1/32	15,352	15,882
National City Bank	4.625%	5/1/13	2,500	2,609
National City Corp.	4.900%	1/15/15	1,425	1,542
National City Corp.	6.875%	5/15/19	875	1,002
4 National City Preferred Capital Trust I	12.000%	12/29/49	5,850	6,055
NB Capital Trust II	7.830%	12/15/26	8,000	6,840
Northern Trust Co.	6.500%	8/15/18	1,125	1,355
Northern Trust Corp.	5.500%	8/15/13	1,350	1,456
Northern Trust Corp.	4.625%	5/1/14	4,200	4,545
Northern Trust Corp.	3.450%	11/4/20	750	761
Northern Trust Corp.	3.375%	8/23/21	1,575	1,599
Paribas/New York	6.950%	7/22/13	900	918
PNC Bank NA	4.875%	9/21/17	8,425	8,828
PNC Bank NA	6.000%	12/7/17	1,100	1,204
PNC Funding Corp.	3.625%	2/8/15	17,550	18,354
PNC Funding Corp.	4.250%	9/21/15	4,750	5,120
PNC Funding Corp.	5.250%	11/15/15	8,525	9,184
PNC Funding Corp.	2.700%	9/19/16	1,400	1,400
PNC Funding Corp.	5.625%	2/1/17	975	1,060
PNC Funding Corp.	6.700%	6/10/19	6,934	8,379
PNC Funding Corp.	5.125%	2/8/20	5,575	6,167
PNC Funding Corp.	4.375%	8/11/20	175	184
Royal Bank of Canada	2.100%	7/29/13	15,400	15,759
Royal Bank of Canada	2.625%	12/15/15	5,400	5,589
Royal Bank of Canada	2.875%	4/19/16	8,300	8,605
Royal Bank of Scotland Group plc	5.000%	10/1/14	666	621
Royal Bank of Scotland Group plc	5.050%	1/8/15	7,860	7,278
Royal Bank of Scotland Group plc	4.700%	7/3/18	250	201

	Royal Bank of Scotland Group plc	6.400%	10/21/19	25,065	23,963
	Royal Bank Of Scotland NV	4.650%	6/4/18	225	206
	Royal Bank of Scotland plc	3.400%	8/23/13	9,950	9,922
	Royal Bank of Scotland plc	3.250%	1/11/14	9,550	9,216
6	Royal Bank of Scotland plc	4.875%	8/25/14	1,700	1,699
	Royal Bank of Scotland plc	4.875%	3/16/15	6,100	5,936
	Royal Bank of Scotland plc	3.950%	9/21/15	1,440	1,355
	Royal Bank of Scotland plc	4.375%	3/16/16	5,850	5,597
	Royal Bank of Scotland plc	5.625%	8/24/20	13,825	13,326
	Royal Bank of Scotland plc	6.125%	1/11/21	18,750	18,563
	Santander Holdings USA Inc.	4.625%	4/19/16	9,075	8,608
	Santander UK plc	7.950%	10/26/29	4,500	4,141
	SouthTrust Corp.	5.800%	6/15/14	2,550	2,726
	Sovereign Bank	5.125%	3/15/13	2,275	2,298
	Sovereign Bank	8.750%	5/30/18	1,595	1,818
[4,6] Standard Chartered plc		6.409%	12/31/49	5,825	4,937
	State Street Bank and Trust Co.	5.300%	1/15/16	2,800	3,136
	State Street Corp.	4.300%	5/30/14	3,900	4,204
	State Street Corp.	2.875%	3/7/16	23,100	23,907
	State Street Corp.	4.956%	3/15/18	3,875	4,093
	State Street Corp.	4.375%	3/7/21	400	432
	SunTrust Bank	5.000%	9/1/15	39	41
	SunTrust Bank	7.250%	3/15/18	1,000	1,163
	SunTrust Banks Inc.	5.250%	11/5/12	6,100	6,311
	SunTrust Banks Inc.	3.600%	4/15/16	5,000	5,034
	SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,738
4	SunTrust Capital VIII	6.100%	12/1/66	2,102	2,081
	Toronto-Dominion Bank	1.375%	7/14/14	3,500	3,527
	Toronto-Dominion Bank	2.500%	7/14/16	5,240	5,374
	UBS AG	2.250%	8/12/13	19,750	19,312
	UBS AG	2.250%	1/28/14	150	146
	UBS AG	3.875%	1/15/15	340	337
	UBS AG	7.000%	10/15/15	2,500	2,734
	UBS AG	5.875%	7/15/16	3,525	3,634
	UBS AG	7.375%	6/15/17	9,550	10,719
	UBS AG	5.875%	12/20/17	28,849	29,554
	UBS AG	5.750%	4/25/18	10,517	10,760
	UBS AG	4.875%	8/4/20	28,635	27,420
	UFJ Finance Aruba AEC	6.750%	7/15/13	20,950	22,585
	Union Bank NA	5.950%	5/11/16	3,875	4,150
	Union Bank NA	3.000%	6/6/16	1,300	1,296
	UnionBanCal Corp.	5.250%	12/16/13	2,105	2,193
	US Bancorp	2.000%	6/14/13	15,250	15,522
	US Bancorp	4.200%	5/15/14	775	832
	US Bancorp	3.150%	3/4/15	1,450	1,524
	US Bancorp	3.442%	2/1/16	6,150	6,218
	US Bancorp	4.125%	5/24/21	6,000	6,443
	US Bank NA	6.300%	2/4/14	8,750	9,643
	US Bank NA	4.950%	10/30/14	12,271	13,342
	USB Capital XIII Trust	6.625%	12/15/39	875	889
	Wachovia Bank NA	4.800%	11/1/14	1,400	1,491
	Wachovia Bank NA	4.875%	2/1/15	15,250	16,130
	Wachovia Bank NA	5.000%	8/15/15	960	1,025
	Wachovia Bank NA	6.000%	11/15/17	8,025	8,803
	Wachovia Bank NA	5.850%	2/1/37	16,225	16,900
	Wachovia Bank NA	6.600%	1/15/38	13,510	15,393
	Wachovia Corp.	5.300%	10/15/11	5,175	5,181

Wachovia Corp.	5.500%	5/1/13	6,500	6,907
Wachovia Corp.	4.875%	2/15/14	10,990	11,411
Wachovia Corp.	5.250%	8/1/14	7,212	7,587
Wachovia Corp.	5.625%	10/15/16	13,065	14,033
Wachovia Corp.	5.750%	6/15/17	28,875	32,527
Wachovia Corp.	5.750%	2/1/18	1,325	1,500
Wachovia Corp.	6.605%	10/1/25	175	198
Wachovia Corp.	7.500%	4/15/35	925	1,170
Wachovia Corp.	5.500%	8/1/35	4,185	4,140
Wachovia Corp.	6.550%	10/15/35	625	710
Wells Fargo & Co.	5.250%	10/23/12	39,625	41,398
Wells Fargo & Co.	4.375%	1/31/13	18,235	18,922
Wells Fargo & Co.	4.950%	10/16/13	3,825	4,026
Wells Fargo & Co.	5.000%	11/15/14	171	181
Wells Fargo & Co.	3.625%	4/15/15	7,250	7,567
Wells Fargo & Co.	3.676%	6/15/16	28,175	29,374
Wells Fargo & Co.	5.625%	12/11/17	26,100	29,414
Wells Fargo & Co.	4.600%	4/1/21	18,500	19,720
Wells Fargo & Co.	5.375%	2/7/35	4,250	4,467
Wells Fargo Bank NA	4.750%	2/9/15	13,825	14,551
Wells Fargo Bank NA	5.750%	5/16/16	7,900	8,734
Wells Fargo Bank NA	5.950%	8/26/36	12,625	13,422
4 Wells Fargo Capital X	5.950%	12/1/86	3,725	3,651
4 Wells Fargo Capital XIII	7.700%	12/29/49	11,895	11,865
4 Wells Fargo Capital XV	9.750%	9/29/49	8,055	8,055
Westpac Banking Corp.	2.250%	11/19/12	8,875	8,973
Westpac Banking Corp.	2.100%	8/2/13	4,675	4,742
Westpac Banking Corp.	1.850%	12/9/13	17,175	17,264
Westpac Banking Corp.	4.200%	2/27/15	15,075	15,806
Westpac Banking Corp.	3.000%	8/4/15	17,350	17,522
Westpac Banking Corp.	4.875%	11/19/19	12,100	12,609

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	7,850	8,831
Ameriprise Financial Inc.	7.300%	6/28/19	400	497
Ameriprise Financial Inc.	5.300%	3/15/20	2,025	2,226
4 Ameriprise Financial Inc.	7.518%	6/1/66	575	575
BlackRock Inc.	2.250%	12/10/12	5,300	5,380
BlackRock Inc.	3.500%	12/10/14	4,275	4,540
BlackRock Inc.	6.250%	9/15/17	3,375	3,902
BlackRock Inc.	5.000%	12/10/19	625	692
BlackRock Inc.	4.250%	5/24/21	1,125	1,178
Charles Schwab Corp.	4.950%	6/1/14	9,450	10,351
Charles Schwab Corp.	4.450%	7/22/20	4,550	4,784
6 FMR LLC	7.490%	6/15/19	800	992
Franklin Resources Inc.	2.000%	5/20/13	6,825	6,930
Franklin Resources Inc.	3.125%	5/20/15	3,700	3,821
Franklin Resources Inc.	4.625%	5/20/20	1,950	2,141
6 GFI Group Inc.	8.375%	7/19/18	1,900	1,869
Invesco Ltd.	5.375%	2/27/13	25	26
Jefferies Group Inc.	5.125%	4/13/18	17,250	16,277
Jefferies Group Inc.	8.500%	7/15/19	9,345	10,222
Jefferies Group Inc.	6.875%	4/15/21	3,400	3,480
Jefferies Group Inc.	6.450%	6/8/27	13,560	13,002
Jefferies Group Inc.	6.250%	1/15/36	7,500	6,741
Lazard Group LLC	7.125%	5/15/15	2,150	2,376
Lazard Group LLC	6.850%	6/15/17	7,425	8,144

MF Global Holdings Ltd.	6.250%	8/8/16	7,400	7,048
Nomura Holdings Inc.	5.000%	3/4/15	6,825	7,211
Nomura Holdings Inc.	6.700%	3/4/20	8,850	10,297
Raymond James Financial Inc.	4.250%	4/15/16	1,975	2,009
TD Ameritrade Holding Corp.	2.950%	12/1/12	2,025	2,067
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,725	2,887
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,651

Finance Companies (0.7%)
Block Financial LLC	7.875%	1/15/13	1,675	1,746
Block Financial LLC	5.125%	10/30/14	13,570	13,984
Discover Financial Services	6.450%	6/12/17	1,825	1,892
Discover Financial Services	10.250%	7/15/19	917	1,093
GATX Corp.	4.750%	10/1/12	2,650	2,731
4 GE Capital Trust I	6.375%	11/15/67	10,475	9,846
General Electric Capital Corp.	5.250%	10/19/12	59,115	61,764
General Electric Capital Corp.	2.800%	1/8/13	10,500	10,675
General Electric Capital Corp.	5.450%	1/15/13	41,100	43,180
General Electric Capital Corp.	4.800%	5/1/13	24,125	25,316
General Electric Capital Corp.	2.100%	1/7/14	3,050	3,067
General Electric Capital Corp.	5.900%	5/13/14	4,850	5,313
General Electric Capital Corp.	5.500%	6/4/14	14,400	15,663
General Electric Capital Corp.	5.650%	6/9/14	9,000	9,816
General Electric Capital Corp.	3.750%	11/14/14	28,250	29,562
General Electric Capital Corp.	3.500%	6/29/15	2,500	2,583
General Electric Capital Corp.	4.375%	9/21/15	6,900	7,376
General Electric Capital Corp.	2.250%	11/9/15	7,089	6,997
General Electric Capital Corp.	2.950%	5/9/16	8,675	8,699
General Electric Capital Corp.	5.400%	2/15/17	22,825	24,887
General Electric Capital Corp.	5.625%	9/15/17	20,663	22,532
General Electric Capital Corp.	5.625%	5/1/18	26,934	29,268
General Electric Capital Corp.	6.000%	8/7/19	11,650	13,073
General Electric Capital Corp.	5.500%	1/8/20	4,600	5,062
General Electric Capital Corp.	5.550%	5/4/20	8,550	9,506
General Electric Capital Corp.	5.300%	2/11/21	5,925	6,098
General Electric Capital Corp.	6.750%	3/15/32	35,731	40,545
General Electric Capital Corp.	6.150%	8/7/37	20,500	21,504
General Electric Capital Corp.	5.875%	1/14/38	40,975	41,932
General Electric Capital Corp.	6.875%	1/10/39	33,250	38,254
4 General Electric Capital Corp.	6.375%	11/15/67	13,580	12,765
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	1,761
HSBC Finance Corp.	6.375%	11/27/12	15,522	16,136
HSBC Finance Corp.	4.750%	7/15/13	18,875	19,516
HSBC Finance Corp.	5.250%	1/15/14	5,725	5,988
HSBC Finance Corp.	5.000%	6/30/15	15,200	15,677
HSBC Finance Corp.	5.500%	1/19/16	11,921	12,411
6 HSBC Finance Corp.	6.676%	1/15/21	35,924	35,358
6 International Lease Finance Corp.	6.500%	9/1/14	170	169
6 International Lease Finance Corp.	6.750%	9/1/16	830	818
SLM Corp.	5.400%	10/25/11	12,325	12,335
SLM Corp.	5.375%	1/15/13	4,175	4,175
SLM Corp.	5.000%	10/1/13	4,485	4,418
SLM Corp.	5.375%	5/15/14	2,515	2,472
SLM Corp.	5.050%	11/14/14	2,335	2,255
SLM Corp.	5.000%	4/15/15	30	28
SLM Corp.	6.250%	1/25/16	7,075	6,945
SLM Corp.	8.450%	6/15/18	17,500	18,204

SLM Corp.	8.000%	3/25/20	6,710	6,646
SLM Corp.	5.625%	8/1/33	8,115	6,587

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	2,035	2,592
ACE INA Holdings Inc.	5.875%	6/15/14	900	999
ACE INA Holdings Inc.	5.600%	5/15/15	6,175	6,899
ACE INA Holdings Inc.	2.600%	11/23/15	5,910	6,006
ACE INA Holdings Inc.	5.700%	2/15/17	2,930	3,306
ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,444
ACE INA Holdings Inc.	5.900%	6/15/19	1,950	2,298
ACE INA Holdings Inc.	6.700%	5/15/36	750	950
AEGON Funding Co. LLC	5.750%	12/15/20	1,075	1,213
Aegon NV	4.750%	6/1/13	1,900	1,951
Aetna Inc.	6.000%	6/15/16	10,650	12,273
Aetna Inc.	6.500%	9/15/18	2,175	2,640
Aetna Inc.	4.125%	6/1/21	350	370
Aetna Inc.	6.625%	6/15/36	8,900	11,338
Aetna Inc.	6.750%	12/15/37	4,855	6,222
Aflac Inc.	8.500%	5/15/19	500	619
Aflac Inc.	6.900%	12/17/39	825	880
Aflac Inc.	6.450%	8/15/40	250	243
Alleghany Corp.	5.625%	9/15/20	1,700	1,787
Allied World Assurance Co. Ltd.	7.500%	8/1/16	15,503	17,615
Allstate Corp.	5.000%	8/15/14	6,325	6,941
Allstate Corp.	6.125%	12/15/32	2,450	2,796
Allstate Corp.	5.350%	6/1/33	895	932
Allstate Corp.	5.550%	5/9/35	2,936	3,145
4 Allstate Corp.	6.500%	5/15/57	4,475	3,916
4 Allstate Corp.	6.125%	5/15/67	2,831	2,520
Allstate Life Global Funding Trusts	5.375%	4/30/13	18,900	20,060
Alterra Finance LLC	6.250%	9/30/20	2,225	2,390
American Financial Group Inc.	9.875%	6/15/19	8,864	11,012
American International Group Inc.	4.250%	5/15/13	18,551	18,563
American International Group Inc.	4.250%	9/15/14	5,500	5,365
American International Group Inc.	5.050%	10/1/15	3,200	3,133
American International Group Inc.	4.875%	9/15/16	5,500	5,394
American International Group Inc.	5.600%	10/18/16	2,000	1,971
American International Group Inc.	5.450%	5/18/17	7,425	7,051
American International Group Inc.	5.850%	1/16/18	12,770	12,698
American International Group Inc.	8.250%	8/15/18	3,325	3,700
American International Group Inc.	6.400%	12/15/20	15,040	15,261
American International Group Inc.	6.250%	5/1/36	13,860	13,142
American International Group Inc.	6.250%	3/15/37	5,825	4,034
4 American International Group Inc.	8.175%	5/15/68	26,550	23,364
AON Corp.	3.500%	9/30/15	5,325	5,488
AON Corp.	5.000%	9/30/20	3,200	3,501
AON Corp.	8.205%	1/1/27	1,025	1,167
AON Corp.	6.250%	9/30/40	3,550	4,331
Arch Capital Group Ltd.	7.350%	5/1/34	2,875	3,273
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	2,075	2,186
Assurant Inc.	5.625%	2/15/14	3,225	3,417
Assurant Inc.	6.750%	2/15/34	3,715	3,992
AXA SA	8.600%	12/15/30	13,107	14,701
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,150	2,284
Axis Specialty Finance LLC	5.875%	6/1/20	21,900	22,523
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	14,658	15,473

Berkshire Hathaway Finance Corp.	5.000%	8/15/13	18,025	19,314
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	5,580	6,160
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	12,250	14,003
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	600	633
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	5,675	6,369
Berkshire Hathaway Inc.	2.125%	2/11/13	14,575	14,823
Berkshire Hathaway Inc.	3.200%	2/11/15	12,370	12,994
Chubb Corp.	5.200%	4/1/13	1,575	1,658
Chubb Corp.	5.750%	5/15/18	5,375	6,341
Chubb Corp.	6.000%	5/11/37	5,945	7,057
Chubb Corp.	6.500%	5/15/38	1,900	2,372
4 Chubb Corp.	6.375%	3/29/67	11,075	10,696
CIGNA Corp.	5.125%	6/15/20	2,075	2,260
CIGNA Corp.	4.375%	12/15/20	3,550	3,677
CIGNA Corp.	4.500%	3/15/21	875	905
CIGNA Corp.	7.875%	5/15/27	1,025	1,305
CIGNA Corp.	6.150%	11/15/36	8,675	10,049
CIGNA Corp.	5.875%	3/15/41	2,200	2,465
Cincinnati Financial Corp.	6.920%	5/15/28	3,575	4,135
Cincinnati Financial Corp.	6.125%	11/1/34	3,500	3,783
CNA Financial Corp.	5.850%	12/15/14	4,025	4,253
CNA Financial Corp.	6.500%	8/15/16	8,625	9,290
CNA Financial Corp.	7.350%	11/15/19	8,125	9,093
CNA Financial Corp.	5.875%	8/15/20	2,125	2,172
CNA Financial Corp.	5.750%	8/15/21	600	606
Coventry Health Care Inc.	6.300%	8/15/14	9,515	10,480
Coventry Health Care Inc.	5.450%	6/15/21	1,600	1,723
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	6,773
Genworth Financial Inc.	5.750%	6/15/14	2,496	2,459
Genworth Financial Inc.	4.950%	10/1/15	950	932
Genworth Financial Inc.	8.625%	12/15/16	8,450	8,439
Genworth Financial Inc.	7.700%	6/15/20	500	446
Genworth Financial Inc.	7.200%	2/15/21	4,100	3,533
Genworth Financial Inc.	6.500%	6/15/34	5,775	4,569
Hartford Financial Services Group Inc.	4.625%	7/15/13	4,125	4,247
Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,172
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,654
Hartford Financial Services Group Inc.	6.300%	3/15/18	900	936
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,325	1,340
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,200	1,910
Hartford Financial Services Group Inc.	6.100%	10/1/41	3,875	3,362
HCC Insurance Holdings Inc.	6.300%	11/15/19	4,250	4,717
Humana Inc.	6.450%	6/1/16	175	198
Humana Inc.	7.200%	6/15/18	6,375	7,572
Humana Inc.	6.300%	8/1/18	200	227
Jefferson-Pilot Corp.	4.750%	1/30/14	1,600	1,688
Lincoln National Corp.	4.300%	6/15/15	250	264
Lincoln National Corp.	8.750%	7/1/19	127	151
Lincoln National Corp.	6.150%	4/7/36	6,950	6,710
Lincoln National Corp.	7.000%	6/15/40	3,725	3,949
4 Lincoln National Corp.	7.000%	5/17/66	15,950	13,823
4 Lincoln National Corp.	6.050%	4/20/67	1,700	1,377
Loews Corp.	5.250%	3/15/16	3,200	3,486
Loews Corp.	6.000%	2/1/35	625	685
Manulife Financial Corp.	3.400%	9/17/15	10,500	10,705
Manulife Financial Corp.	4.900%	9/17/20	16,225	16,690
Markel Corp.	7.125%	9/30/19	6,625	7,720

Marsh & McLennan Cos. Inc.	5.750%	9/15/15	8,853	9,897
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	8,150	10,903
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,370	1,446
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	400	439
MetLife Inc.	5.375%	12/15/12	6,050	6,294
MetLife Inc.	5.000%	11/24/13	4,425	4,726
MetLife Inc.	2.375%	2/6/14	9,725	9,818
MetLife Inc.	5.000%	6/15/15	3,926	4,310
MetLife Inc.	6.750%	6/1/16	3,900	4,488
MetLife Inc.	7.717%	2/15/19	1,495	1,823
MetLife Inc.	4.750%	2/8/21	4,040	4,192
MetLife Inc.	6.500%	12/15/32	2,700	3,154
MetLife Inc.	6.375%	6/15/34	2,375	2,733
MetLife Inc.	5.700%	6/15/35	725	764
MetLife Inc.	5.875%	2/6/41	11,640	12,663
4 MetLife Inc.	6.400%	12/15/66	18,437	15,945
6 Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,762
4 Nationwide Financial Services	6.750%	5/15/67	550	451
OneBeacon US Holdings Inc.	5.875%	5/15/13	565	585
PartnerRe Finance B LLC	5.500%	6/1/20	11,759	12,162
Principal Financial Group Inc.	7.875%	5/15/14	650	739
Principal Financial Group Inc.	8.875%	5/15/19	4	5
Principal Financial Group Inc.	6.050%	10/15/36	3,275	3,527
Principal Life Income Funding Trusts	5.300%	12/14/12	4,300	4,494
Principal Life Income Funding Trusts	5.300%	4/24/13	5,575	5,894
Principal Life Income Funding Trusts	5.100%	4/15/14	4,925	5,281
Progressive Corp.	3.750%	8/23/21	7,450	7,631
Progressive Corp.	6.625%	3/1/29	4,700	5,908
Progressive Corp.	6.250%	12/1/32	225	275
4 Progressive Corp.	6.700%	6/15/67	7,400	7,289
Protective Life Corp.	7.375%	10/15/19	5,995	6,632
Protective Life Corp.	8.450%	10/15/39	5,100	5,903
Prudential Financial Inc.	5.150%	1/15/13	2,145	2,227
Prudential Financial Inc.	4.500%	7/15/13	6,225	6,489
Prudential Financial Inc.	4.750%	4/1/14	1,875	1,974
Prudential Financial Inc.	5.100%	9/20/14	10,991	11,641
Prudential Financial Inc.	3.875%	1/14/15	11,250	11,578
Prudential Financial Inc.	6.200%	1/15/15	5,150	5,638
Prudential Financial Inc.	4.750%	9/17/15	2,825	2,988
Prudential Financial Inc.	5.500%	3/15/16	675	727
Prudential Financial Inc.	6.000%	12/1/17	4,800	5,121
Prudential Financial Inc.	5.375%	6/21/20	2,475	2,636
Prudential Financial Inc.	5.750%	7/15/33	900	913
Prudential Financial Inc.	5.400%	6/13/35	3,975	3,830
Prudential Financial Inc.	5.900%	3/17/36	5,182	5,261
Prudential Financial Inc.	5.700%	12/14/36	10,525	10,274
Prudential Financial Inc.	6.625%	6/21/40	5,325	5,792
Prudential Financial Inc.	6.200%	11/15/40	4,350	4,480
Prudential Financial Inc.	5.625%	5/12/41	125	118
4 Prudential Financial Inc.	8.875%	6/15/68	750	803
4 Reinsurance Group of America Inc.	6.750%	12/15/65	6,950	6,047
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	1,325	1,451
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,450	4,138
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	10,990	13,513
Torchmark Corp.	6.375%	6/15/16	3,500	3,886
Transatlantic Holdings Inc.	8.000%	11/30/39	14,470	17,511
Travelers Cos. Inc.	5.500%	12/1/15	1,025	1,153

Travelers Cos. Inc.	6.250%	6/20/16	2,625	3,062
Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,384
Travelers Cos. Inc.	5.800%	5/15/18	150	173
Travelers Cos. Inc.	5.900%	6/2/19	11,500	13,250
Travelers Cos. Inc.	3.900%	11/1/20	400	409
Travelers Cos. Inc.	6.250%	6/15/37	15,725	18,343
Travelers Cos. Inc.	5.350%	11/1/40	2,370	2,522
Travelers Property Casualty Corp.	5.000%	3/15/13	225	236
Travelers Property Casualty Corp.	6.375%	3/15/33	325	384
UnitedHealth Group Inc.	5.500%	11/15/12	7,600	7,966
UnitedHealth Group Inc.	4.875%	2/15/13	2,350	2,468
UnitedHealth Group Inc.	4.875%	4/1/13	2,850	3,005
UnitedHealth Group Inc.	4.875%	3/15/15	19,581	21,628
UnitedHealth Group Inc.	5.375%	3/15/16	200	227
UnitedHealth Group Inc.	6.000%	6/15/17	7,500	8,633
UnitedHealth Group Inc.	6.000%	2/15/18	33,655	40,047
UnitedHealth Group Inc.	3.875%	10/15/20	170	180
UnitedHealth Group Inc.	4.700%	2/15/21	675	746
UnitedHealth Group Inc.	5.800%	3/15/36	2,275	2,621
UnitedHealth Group Inc.	6.500%	6/15/37	1,350	1,672
UnitedHealth Group Inc.	6.625%	11/15/37	3,475	4,388
UnitedHealth Group Inc.	6.875%	2/15/38	3,705	4,846
UnitedHealth Group Inc.	5.700%	10/15/40	170	194
Unum Group	7.125%	9/30/16	3,425	3,915
Unum Group	5.625%	9/15/20	2,200	2,354
Validus Holdings Ltd.	8.875%	1/26/40	3,000	3,312
WellPoint Inc.	6.000%	2/15/14	2,225	2,435
WellPoint Inc.	5.000%	12/15/14	3,525	3,850
WellPoint Inc.	5.250%	1/15/16	9,836	10,908
WellPoint Inc.	5.875%	6/15/17	375	428
WellPoint Inc.	7.000%	2/15/19	210	260
WellPoint Inc.	4.350%	8/15/20	2,600	2,766
WellPoint Inc.	5.950%	12/15/34	7,775	9,161
WellPoint Inc.	5.850%	1/15/36	6,660	7,654
WellPoint Inc.	6.375%	6/15/37	1,030	1,259
Willis Group Holdings plc	5.750%	3/15/21	4,051	4,244
Willis North America Inc.	5.625%	7/15/15	3,825	4,112
Willis North America Inc.	6.200%	3/28/17	2,495	2,726
Willis North America Inc.	7.000%	9/29/19	20,300	23,078
WR Berkley Corp.	5.375%	9/15/20	950	989
XL Group plc	5.250%	9/15/14	5,625	5,912
XL Group plc	6.375%	11/15/24	525	560
XL Group plc	6.250%	5/15/27	8,025	8,324

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	8,450	9,068
CME Group Inc.	5.750%	2/15/14	3,225	3,547
NASDAQ OMX Group Inc.	4.000%	1/15/15	3,275	3,342
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,500	2,490
NYSE Euronext	4.800%	6/28/13	4,435	4,693
ORIX Corp.	5.000%	1/12/16	4,835	4,994
XTRA Finance Corp.	5.150%	4/1/17	12,925	14,576

Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/15	925	971
AvalonBay Communities Inc.	6.125%	11/1/12	422	443
AvalonBay Communities Inc.	5.750%	9/15/16	825	924

Boston Properties LP	5.625%	4/15/15	5,175	5,711
Boston Properties LP	5.625%	11/15/20	8,925	9,768
Boston Properties LP	4.125%	5/15/21	1,280	1,247
Brandywine Operating Partnership LP	5.400%	11/1/14	1,000	1,043
Brandywine Operating Partnership LP	7.500%	5/15/15	3,950	4,308
Brandywine Operating Partnership LP	6.000%	4/1/16	6,390	6,726
Brandywine Operating Partnership LP	5.700%	5/1/17	4,580	4,671
Camden Property Trust	5.700%	5/15/17	5,025	5,499
CommonWealth REIT	6.250%	8/15/16	1,425	1,520
CommonWealth REIT	6.250%	6/15/17	5,075	5,581
CommonWealth REIT	5.875%	9/15/20	3,200	3,386
Digital Realty Trust LP	4.500%	7/15/15	2,400	2,443
Digital Realty Trust LP	5.875%	2/1/20	2,000	2,089
Digital Realty Trust LP	5.250%	3/15/21	12,345	12,293
Duke Realty LP	6.250%	5/15/13	800	839
Duke Realty LP	7.375%	2/15/15	8,425	9,204
Duke Realty LP	5.950%	2/15/17	4,200	4,455
Duke Realty LP	8.250%	8/15/19	3,600	4,148
Duke Realty LP	6.750%	3/15/20	1,025	1,066
ERP Operating LP	5.500%	10/1/12	3,050	3,169
ERP Operating LP	5.250%	9/15/14	1,700	1,832
ERP Operating LP	5.125%	3/15/16	825	890
ERP Operating LP	5.375%	8/1/16	3,125	3,404
ERP Operating LP	5.750%	6/15/17	1,250	1,391
HCP Inc.	5.650%	12/15/13	9,655	10,224
HCP Inc.	3.750%	2/1/16	16,850	16,595
HCP Inc.	6.300%	9/15/16	2,915	3,154
HCP Inc.	5.625%	5/1/17	100	103
HCP Inc.	6.700%	1/30/18	6,200	6,745
HCP Inc.	6.750%	2/1/41	500	532
Health Care REIT Inc.	6.000%	11/15/13	2,175	2,275
Health Care REIT Inc.	3.625%	3/15/16	1,450	1,420
Health Care REIT Inc.	6.200%	6/1/16	9,300	10,024
Health Care REIT Inc.	4.700%	9/15/17	25	25
Health Care REIT Inc.	4.950%	1/15/21	2,335	2,266
Health Care REIT Inc.	5.250%	1/15/22	4,075	3,871
Health Care REIT Inc.	6.500%	3/15/41	1,900	1,820
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,576
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,800	3,049
Healthcare Realty Trust Inc.	5.750%	1/15/21	600	588
Hospitality Properties Trust	6.750%	2/15/13	500	513
Hospitality Properties Trust	7.875%	8/15/14	3,550	3,858
Hospitality Properties Trust	5.125%	2/15/15	5,170	5,270
Kilroy Realty LP	5.000%	11/3/15	3,950	4,092
Kilroy Realty LP	4.800%	7/15/18	11,075	10,697
Kimco Realty Corp.	5.783%	3/15/16	1,075	1,162
Kimco Realty Corp.	6.875%	10/1/19	6,650	7,587
Liberty Property LP	5.125%	3/2/15	8,400	9,055
Liberty Property LP	5.500%	12/15/16	1,975	2,148
Liberty Property LP	6.625%	10/1/17	2,750	3,146
Liberty Property LP	4.750%	10/1/20	225	224
Mack-Cali Realty LP	7.750%	8/15/19	2,200	2,612
National Retail Properties Inc.	6.875%	10/15/17	11,000	12,283
Nationwide Health Properties Inc.	6.250%	2/1/13	4,150	4,334
ProLogis LP	7.625%	8/15/14	600	654
ProLogis LP	4.500%	8/15/17	2,600	2,452
ProLogis LP	7.375%	10/30/19	5,100	5,473

ProLogis LP	6.625%	12/1/19	1,750	1,856
ProLogis LP	6.875%	3/15/20	7,750	8,190
Realty Income Corp.	5.950%	9/15/16	150	168
Realty Income Corp.	6.750%	8/15/19	8,210	9,446
Realty Income Corp.	5.750%	1/15/21	5,175	5,497
Realty Income Corp.	5.875%	3/15/35	360	364
Regency Centers LP	5.250%	8/1/15	2,925	3,141
Senior Housing Properties Trust	4.300%	1/15/16	2,175	2,142
Simon Property Group LP	6.750%	5/15/14	11,480	12,893
Simon Property Group LP	4.200%	2/1/15	1,550	1,635
Simon Property Group LP	5.100%	6/15/15	2,286	2,491
Simon Property Group LP	5.750%	12/1/15	15,350	17,003
Simon Property Group LP	6.100%	5/1/16	1,850	2,078
Simon Property Group LP	5.250%	12/1/16	8,800	9,527
Simon Property Group LP	5.875%	3/1/17	3,250	3,662
Simon Property Group LP	6.125%	5/30/18	4,525	5,108
Simon Property Group LP	5.650%	2/1/20	4,800	5,300
Simon Property Group LP	6.750%	2/1/40	7,800	9,446
Tanger Properties LP	6.150%	11/15/15	3,525	3,903
UDR Inc.	4.250%	6/1/18	1,200	1,227
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	400	393
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,850	4,683
				6,826,986
Industrial (11.2%)
Basic Industry (1.1%)
Agrium Inc.	6.750%	1/15/19	7,100	8,593
Agrium Inc.	6.125%	1/15/41	6,550	7,928
Air Products & Chemicals Inc.	2.000%	8/2/16	5,325	5,427
Airgas Inc.	4.500%	9/15/14	2,325	2,476
Airgas Inc.	3.250%	10/1/15	5,400	5,562
Albemarle Corp.	4.500%	12/15/20	1,300	1,401
Alcoa Inc.	6.000%	7/15/13	5,500	5,882
Alcoa Inc.	5.550%	2/1/17	500	519
Alcoa Inc.	6.750%	7/15/18	200	213
Alcoa Inc.	5.720%	2/23/19	5,288	5,339
Alcoa Inc.	6.150%	8/15/20	12,075	12,233
Alcoa Inc.	5.400%	4/15/21	2,250	2,144
Alcoa Inc.	5.870%	2/23/22	2,512	2,457
Alcoa Inc.	5.900%	2/1/27	12,365	12,022
Alcoa Inc.	6.750%	1/15/28	18,061	18,913
Alcoa Inc.	5.950%	2/1/37	8,275	7,447
Allegheny Technologies Inc.	9.375%	6/1/19	25	31
AngloGold Ashanti Holdings plc	5.375%	4/15/20	6,450	6,436
AngloGold Ashanti Holdings plc	6.500%	4/15/40	2,275	2,237
ArcelorMittal	5.375%	6/1/13	16,101	16,571
ArcelorMittal	9.000%	2/15/15	8,425	9,268
ArcelorMittal	3.750%	8/5/15	3,400	3,221
ArcelorMittal	3.750%	3/1/16	4,500	4,210
ArcelorMittal	6.125%	6/1/18	9,025	8,746
ArcelorMittal	9.850%	6/1/19	15,250	17,395
ArcelorMittal	5.250%	8/5/20	3,600	3,277
ArcelorMittal	5.500%	3/1/21	4,700	4,212
ArcelorMittal	7.000%	10/15/39	11,410	10,151
ArcelorMittal	6.750%	3/1/41	14,975	12,909
Barrick Gold Corp.	2.900%	5/30/16	200	202
Barrick Gold Corp.	6.950%	4/1/19	11,574	14,051
Barrick Gold Finance Co.	4.875%	11/15/14	2,700	2,950

Barrick Gold Financeco LLC	6.125%	9/15/13	13,200	14,431
Barrick North America Finance LLC	6.800%	9/15/18	5,325	6,508
Barrick North America Finance LLC	4.400%	5/30/21	1,050	1,075
Barrick North America Finance LLC	7.500%	9/15/38	5,150	6,920
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	4,675	5,093
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	125	136
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	7,676	8,110
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	6,865	7,559
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	14,175	16,306
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	25	28
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	19,500	23,818
Carpenter Technology Corp.	5.200%	7/15/21	11,175	11,126
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	1,175	1,227
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,675	3,910
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,339
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	5,300	5,318
Cliffs Natural Resources Inc.	5.900%	3/15/20	2,850	2,993
Cliffs Natural Resources Inc.	4.875%	4/1/21	1,300	1,253
Cliffs Natural Resources Inc.	6.250%	10/1/40	8,200	8,058
Commercial Metals Co.	6.500%	7/15/17	2,250	2,356
Commercial Metals Co.	7.350%	8/15/18	5,725	5,908
Cytec Industries Inc.	8.950%	7/1/17	1,575	1,987
Dow Chemical Co.	6.000%	10/1/12	1,680	1,758
Dow Chemical Co.	7.600%	5/15/14	12,500	14,229
Dow Chemical Co.	5.900%	2/15/15	32,175	35,532
Dow Chemical Co.	2.500%	2/15/16	625	615
Dow Chemical Co.	5.700%	5/15/18	500	556
Dow Chemical Co.	4.250%	11/15/20	4,892	4,897
Dow Chemical Co.	7.375%	11/1/29	3,550	4,361
Dow Chemical Co.	9.400%	5/15/39	11,949	18,102
Eastman Chemical Co.	3.000%	12/15/15	675	690
Eastman Chemical Co.	5.500%	11/15/19	2,200	2,486
Eastman Chemical Co.	4.500%	1/15/21	775	804
EI du Pont de Nemours & Co.	4.750%	11/15/12	3,320	3,470
EI du Pont de Nemours & Co.	5.000%	1/15/13	6,333	6,672
EI du Pont de Nemours & Co.	5.000%	7/15/13	7,075	7,604
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,000	5,123
EI du Pont de Nemours & Co.	1.950%	1/15/16	2,800	2,840
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,000	5,258
EI du Pont de Nemours & Co.	5.250%	12/15/16	836	968
EI du Pont de Nemours & Co.	6.000%	7/15/18	6,725	8,218
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,050	2,307
EI du Pont de Nemours & Co.	3.625%	1/15/21	5,150	5,380
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,950	3,225
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	2,157
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,275	2,508
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	11,900	12,748
ICI Wilmington Inc.	5.625%	12/1/13	700	755
International Paper Co.	5.300%	4/1/15	4,600	4,936
International Paper Co.	7.950%	6/15/18	5,475	6,331
International Paper Co.	9.375%	5/15/19	21,600	26,660
International Paper Co.	7.500%	8/15/21	28,325	32,808
International Paper Co.	8.700%	6/15/38	1,200	1,527
International Paper Co.	7.300%	11/15/39	625	699
6 Kinross Gold Corp.	3.625%	9/1/16	2,975	2,947
6 Kinross Gold Corp.	5.125%	9/1/21	3,100	3,104
6 Kinross Gold Corp.	6.875%	9/1/41	2,150	2,306

Lubrizol Corp.	5.500%	10/1/14	10,125	11,385
Lubrizol Corp.	8.875%	2/1/19	850	1,149
Lubrizol Corp.	6.500%	10/1/34	5,285	6,897
Monsanto Co.	2.750%	4/15/16	2,400	2,516
Monsanto Co.	5.125%	4/15/18	3,100	3,606
Monsanto Co.	5.875%	4/15/38	1,750	2,239
Newmont Mining Corp.	5.125%	10/1/19	1,550	1,706
Newmont Mining Corp.	5.875%	4/1/35	2,600	2,843
Newmont Mining Corp.	6.250%	10/1/39	18,752	21,241
Nucor Corp.	5.000%	12/1/12	800	836
Nucor Corp.	5.000%	6/1/13	200	213
Nucor Corp.	5.750%	12/1/17	1,100	1,296
Nucor Corp.	5.850%	6/1/18	5,200	6,193
Nucor Corp.	4.125%	9/15/22	325	342
Nucor Corp.	6.400%	12/1/37	4,185	5,189
Placer Dome Inc.	6.450%	10/15/35	2,175	2,568
Plum Creek Timberlands LP	5.875%	11/15/15	3,550	3,944
Plum Creek Timberlands LP	4.700%	3/15/21	3,380	3,404
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	3,950	4,163
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	775	854
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,683
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	2,100	2,191
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	150	184
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	6,485	7,335
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,250	1,522
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	3,650	4,292
PPG Industries Inc.	5.750%	3/15/13	3,915	4,174
PPG Industries Inc.	1.900%	1/15/16	6,825	6,760
PPG Industries Inc.	6.650%	3/15/18	8,715	10,735
PPG Industries Inc.	3.600%	11/15/20	750	776
PPG Industries Inc.	7.700%	3/15/38	5,895	8,126
Praxair Inc.	1.750%	11/15/12	2,400	2,428
Praxair Inc.	3.950%	6/1/13	775	814
Praxair Inc.	4.375%	3/31/14	2,775	2,988
Praxair Inc.	5.250%	11/15/14	6,850	7,673
Praxair Inc.	4.625%	3/30/15	325	358
Praxair Inc.	3.250%	9/15/15	800	854
Praxair Inc.	5.200%	3/15/17	1,100	1,279
Praxair Inc.	4.500%	8/15/19	2,525	2,844
Praxair Inc.	3.000%	9/1/21	3,550	3,551
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	264
Reliance Steel & Aluminum Co.	6.850%	11/15/36	1,750	1,713
Rio Tinto Alcan Inc.	4.500%	5/15/13	5,875	6,181
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	725
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,937
Rio Tinto Alcan Inc.	6.125%	12/15/33	10,625	12,645
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	22,727	26,884
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	8,725	8,722
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,050	1,060
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	2,000	1,997
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	6,310	7,545
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,786	14,508
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	9,708	9,547
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	1,125	1,159
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	2,850	2,848
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,450	5,921
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	8,750	9,466

Rohm & Haas Co.	5.600%	3/15/13	150	158
Rohm & Haas Co.	6.000%	9/15/17	8,475	9,733
RPM International Inc.	6.125%	10/15/19	1,350	1,460
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,404
Sigma-Aldrich Corp.	3.375%	11/1/20	1,585	1,625
Southern Copper Corp.	5.375%	4/16/20	1,800	1,823
Southern Copper Corp.	7.500%	7/27/35	16,075	17,190
Southern Copper Corp.	6.750%	4/16/40	1,950	1,974
Teck Resources Ltd.	9.750%	5/15/14	3,650	4,326
Teck Resources Ltd.	10.250%	5/15/16	10,475	12,308
Teck Resources Ltd.	3.150%	1/15/17	1,550	1,560
Teck Resources Ltd.	3.850%	8/15/17	4,100	4,323
Teck Resources Ltd.	10.750%	5/15/19	9,300	11,567
Teck Resources Ltd.	4.750%	1/15/22	1,525	1,556
Teck Resources Ltd.	6.125%	10/1/35	4,262	4,508
Teck Resources Ltd.	6.000%	8/15/40	350	361
Teck Resources Ltd.	6.250%	7/15/41	4,600	4,823
Vale Canada Ltd.	5.700%	10/15/15	3,550	3,920
Vale Canada Ltd.	7.200%	9/15/32	1,175	1,352
Vale Overseas Ltd.	6.250%	1/11/16	2,050	2,217
Vale Overseas Ltd.	6.250%	1/23/17	2,750	2,985
Vale Overseas Ltd.	5.625%	9/15/19	29,550	30,774
Vale Overseas Ltd.	4.625%	9/15/20	7,700	7,454
Vale Overseas Ltd.	8.250%	1/17/34	2,450	2,937
Vale Overseas Ltd.	6.875%	11/21/36	15,454	16,811
Vale Overseas Ltd.	6.875%	11/10/39	18,320	19,977
Valspar Corp.	7.250%	6/15/19	1,100	1,336
WMC Finance USA Ltd.	5.125%	5/15/13	425	454
Xstrata Canada Corp.	5.375%	6/1/15	350	377
Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,244
Xstrata Canada Corp.	5.500%	6/15/17	5,575	6,135

Capital Goods (1.1%)
3M Co.	4.500%	11/1/11	425	426
3M Co.	6.375%	2/15/28	3,650	4,850
3M Co.	5.700%	3/15/37	5,850	7,560
Acuity Brands Lighting Inc.	6.000%	12/15/19	2,975	3,244
6 BAE Systems Holdings Inc.	5.200%	8/15/15	600	668
Bemis Co. Inc.	5.650%	8/1/14	2,625	2,837
Black & Decker Corp.	8.950%	4/15/14	1,200	1,403
Black & Decker Corp.	5.750%	11/15/16	2,325	2,693
Boeing Capital Corp.	5.800%	1/15/13	436	465
Boeing Capital Corp.	3.250%	10/27/14	700	747
Boeing Capital Corp.	2.900%	8/15/18	150	156
Boeing Co.	1.875%	11/20/12	6,885	6,979
Boeing Co.	3.500%	2/15/15	14,150	15,212
Boeing Co.	6.000%	3/15/19	25	31
Boeing Co.	4.875%	2/15/20	3,200	3,659
Boeing Co.	8.750%	8/15/21	800	1,147
Boeing Co.	7.250%	6/15/25	675	926
Boeing Co.	8.750%	9/15/31	850	1,300
Boeing Co.	6.125%	2/15/33	800	992
Boeing Co.	6.625%	2/15/38	2,180	2,953
Boeing Co.	6.875%	3/15/39	1,610	2,215
Boeing Co.	5.875%	2/15/40	3,950	4,902
Caterpillar Financial Services Corp.	4.850%	12/7/12	300	315
Caterpillar Financial Services Corp.	1.900%	12/17/12	1,850	1,877

Caterpillar Financial Services Corp.	4.250%	2/8/13	4,175	4,361
Caterpillar Financial Services Corp.	6.200%	9/30/13	620	681
Caterpillar Financial Services Corp.	6.125%	2/17/14	12,175	13,571
Caterpillar Financial Services Corp.	1.650%	4/1/14	425	431
Caterpillar Financial Services Corp.	1.375%	5/20/14	300	302
Caterpillar Financial Services Corp.	4.750%	2/17/15	4,550	5,060
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,952
Caterpillar Financial Services Corp.	2.650%	4/1/16	650	678
Caterpillar Financial Services Corp.	2.050%	8/1/16	10,225	10,265
Caterpillar Financial Services Corp.	7.150%	2/15/19	38,800	49,995
Caterpillar Inc.	1.375%	5/27/14	7,050	7,101
Caterpillar Inc.	3.900%	5/27/21	2,200	2,384
Caterpillar Inc.	6.625%	7/15/28	2,075	2,754
Caterpillar Inc.	7.300%	5/1/31	1,100	1,553
Caterpillar Inc.	6.050%	8/15/36	8,617	11,059
Caterpillar Inc.	8.250%	12/15/38	800	1,231
Caterpillar Inc.	5.200%	5/27/41	5,000	5,860
Caterpillar Inc.	6.950%	5/1/42	950	1,359
Caterpillar Inc.	7.375%	3/1/97	5,100	7,495
Cooper US Inc.	5.250%	11/15/12	4,250	4,451
Cooper US Inc.	5.450%	4/1/15	1,925	2,180
Cooper US Inc.	2.375%	1/15/16	1,425	1,449
CRH America Inc.	5.300%	10/15/13	875	910
CRH America Inc.	4.125%	1/15/16	6,425	6,523
CRH America Inc.	6.000%	9/30/16	16,986	18,282
CRH America Inc.	8.125%	7/15/18	11,750	13,759
CRH America Inc.	5.750%	1/15/21	6,800	6,983
Danaher Corp.	2.300%	6/23/16	1,750	1,801
Danaher Corp.	5.625%	1/15/18	2,375	2,856
Danaher Corp.	5.400%	3/1/19	1,700	2,043
Danaher Corp.	3.900%	6/23/21	1,750	1,881
Deere & Co.	6.950%	4/25/14	6,195	7,110
Deere & Co.	4.375%	10/16/19	4,775	5,398
Deere & Co.	5.375%	10/16/29	8,925	11,092
Deere & Co.	8.100%	5/15/30	3,405	5,118
Deere & Co.	7.125%	3/3/31	925	1,300
Dover Corp.	5.450%	3/15/18	6,650	7,899
Dover Corp.	4.300%	3/1/21	550	615
Dover Corp.	5.375%	10/15/35	550	658
Dover Corp.	6.600%	3/15/38	3,115	4,364
Dover Corp.	5.375%	3/1/41	350	424
Eaton Corp.	4.900%	5/15/13	11,085	11,786
Eaton Corp.	5.600%	5/15/18	2,600	3,066
Embraer Overseas Ltd.	6.375%	1/24/17	4,625	4,993
Embraer Overseas Ltd.	6.375%	1/15/20	4,550	4,924
Emerson Electric Co.	4.625%	10/15/12	6,625	6,894
Emerson Electric Co.	4.500%	5/1/13	2,025	2,136
Emerson Electric Co.	5.250%	10/15/18	6,625	7,803
Emerson Electric Co.	4.875%	10/15/19	4,575	5,315
Emerson Electric Co.	4.250%	11/15/20	425	473
Emerson Electric Co.	6.000%	8/15/32	940	1,196
Emerson Electric Co.	6.125%	4/15/39	1,575	2,095
Emerson Electric Co.	5.250%	11/15/39	170	205
General Dynamics Corp.	4.250%	5/15/13	14,815	15,667
General Dynamics Corp.	5.250%	2/1/14	13,025	14,325
General Dynamics Corp.	1.375%	1/15/15	2,100	2,113
General Dynamics Corp.	3.875%	7/15/21	2,750	2,985

General Electric Co.	5.000%	2/1/13	29,990	31,437
General Electric Co.	5.250%	12/6/17	40,462	45,107
Goodrich Corp.	6.125%	3/1/19	1,695	2,040
Goodrich Corp.	4.875%	3/1/20	22,925	25,723
Goodrich Corp.	3.600%	2/1/21	275	285
Goodrich Corp.	6.800%	7/1/36	80	108
Harsco Corp.	5.750%	5/15/18	19,813	22,920
Honeywell International Inc.	4.250%	3/1/13	1,200	1,260
Honeywell International Inc.	3.875%	2/15/14	425	456
Honeywell International Inc.	5.400%	3/15/16	1,650	1,915
Honeywell International Inc.	5.300%	3/15/17	5,100	5,926
Honeywell International Inc.	5.300%	3/1/18	650	763
Honeywell International Inc.	5.000%	2/15/19	1,425	1,650
Honeywell International Inc.	5.700%	3/15/36	2,425	2,964
Honeywell International Inc.	5.700%	3/15/37	4,125	5,056
Honeywell International Inc.	5.375%	3/1/41	225	272
Illinois Tool Works Inc.	5.150%	4/1/14	4,325	4,732
Illinois Tool Works Inc.	6.250%	4/1/19	13,475	16,858
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	4,150	4,489
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,475	15,941
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,825	7,151
John Deere Capital Corp.	5.250%	10/1/12	850	889
John Deere Capital Corp.	4.950%	12/17/12	3,450	3,623
John Deere Capital Corp.	4.900%	9/9/13	8,275	8,913
John Deere Capital Corp.	2.950%	3/9/15	7,375	7,791
John Deere Capital Corp.	1.850%	9/15/16	9,000	8,973
John Deere Capital Corp.	5.500%	4/13/17	250	293
John Deere Capital Corp.	2.800%	9/18/17	5,625	5,849
John Deere Capital Corp.	5.750%	9/10/18	3,950	4,791
John Deere Capital Corp.	3.900%	7/12/21	3,950	4,281
Joy Global Inc.	6.000%	11/15/16	1,850	2,091
L-3 Communications Corp.	5.200%	10/15/19	4,650	4,802
L-3 Communications Corp.	4.750%	7/15/20	3,400	3,523
L-3 Communications Corp.	4.950%	2/15/21	12,725	13,053
Lockheed Martin Corp.	4.121%	3/14/13	2,250	2,368
Lockheed Martin Corp.	7.650%	5/1/16	4,800	5,924
Lockheed Martin Corp.	4.250%	11/15/19	4,800	5,198
Lockheed Martin Corp.	3.350%	9/15/21	9,250	9,144
Lockheed Martin Corp.	6.150%	9/1/36	12,300	15,042
Lockheed Martin Corp.	5.500%	11/15/39	1,850	2,095
Lockheed Martin Corp.	5.720%	6/1/40	4,432	5,004
Martin Marietta Materials Inc.	6.600%	4/15/18	5,450	6,154
Northrop Grumman Corp.	1.850%	11/15/15	2,500	2,490
Northrop Grumman Corp.	5.050%	8/1/19	3,285	3,720
Northrop Grumman Corp.	3.500%	3/15/21	10,953	11,079
Northrop Grumman Corp.	5.050%	11/15/40	7,175	7,534
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	554
Owens Corning	6.500%	12/1/16	30,080	32,339
Owens Corning	7.000%	12/1/36	725	757
Parker Hannifin Corp.	5.500%	5/15/18	1,375	1,638
Parker Hannifin Corp.	3.500%	9/15/22	500	524
Parker Hannifin Corp.	6.250%	5/15/38	4,735	6,072
Raytheon Co.	6.400%	12/15/18	400	491
Raytheon Co.	4.400%	2/15/20	2,500	2,719
Raytheon Co.	3.125%	10/15/20	890	884
Raytheon Co.	7.200%	8/15/27	3,575	4,944
Raytheon Co.	4.875%	10/15/40	1,000	1,060

Republic Services Inc.	3.800%	5/15/18	4,550	4,740
Republic Services Inc.	5.500%	9/15/19	17,750	20,119
Republic Services Inc.	5.000%	3/1/20	3,075	3,395
Republic Services Inc.	5.250%	11/15/21	12,735	14,299
Republic Services Inc.	6.086%	3/15/35	2,375	2,764
Republic Services Inc.	6.200%	3/1/40	4,155	4,992
Republic Services Inc.	5.700%	5/15/41	3,050	3,459
Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,328
Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,320
Rockwell Automation Inc.	6.250%	12/1/37	3,975	4,979
Rockwell Collins Inc.	5.250%	7/15/19	850	997
Roper Industries Inc.	6.625%	8/15/13	9,250	10,035
Roper Industries Inc.	6.250%	9/1/19	2,350	2,801
Sonoco Products Co.	5.750%	11/1/40	4,450	5,062
Stanley Black & Decker Inc.	5.200%	9/1/40	2,000	2,235
Textron Inc.	5.600%	12/1/17	975	1,022
Tyco International Finance SA	6.000%	11/15/13	6,730	7,368
Tyco International Finance SA	3.750%	1/15/18	1,250	1,297
Tyco International Finance SA	8.500%	1/15/19	925	1,205
Tyco International Finance SA	4.625%	1/15/23	975	1,048
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	2,975	3,662
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	20,060	25,027
United Technologies Corp.	4.875%	5/1/15	125	140
United Technologies Corp.	5.375%	12/15/17	12,175	14,092
United Technologies Corp.	6.125%	2/1/19	733	901
United Technologies Corp.	4.500%	4/15/20	22,728	25,354
United Technologies Corp.	6.700%	8/1/28	1,367	1,815
United Technologies Corp.	7.500%	9/15/29	2,325	3,359
United Technologies Corp.	5.400%	5/1/35	6,375	7,458
United Technologies Corp.	6.050%	6/1/36	5,152	6,531
United Technologies Corp.	6.125%	7/15/38	3,308	4,169
United Technologies Corp.	5.700%	4/15/40	8,200	10,027
Waste Management Inc.	6.375%	11/15/12	700	739
Waste Management Inc.	5.000%	3/15/14	1,175	1,277
Waste Management Inc.	6.375%	3/11/15	3,400	3,893
Waste Management Inc.	2.600%	9/1/16	2,400	2,396
Waste Management Inc.	7.375%	3/11/19	9,632	12,080
Waste Management Inc.	4.750%	6/30/20	675	735
Waste Management Inc.	4.600%	3/1/21	6,400	6,898
Waste Management Inc.	7.100%	8/1/26	875	1,102
Waste Management Inc.	7.000%	7/15/28	80	101
Waste Management Inc.	7.750%	5/15/32	1,700	2,326
Waste Management Inc.	6.125%	11/30/39	7,275	8,765

Communication (2.2%)
Alltel Corp.	7.000%	3/15/16	5,000	5,970
Alltel Corp.	7.875%	7/1/32	4,725	6,761
America Movil SAB de CV	5.500%	3/1/14	2,150	2,308
America Movil SAB de CV	5.750%	1/15/15	30,242	33,327
America Movil SAB de CV	5.625%	11/15/17	4,240	4,660
America Movil SAB de CV	5.000%	10/16/19	2,500	2,659
America Movil SAB de CV	5.000%	3/30/20	1,000	1,057
America Movil SAB de CV	6.375%	3/1/35	17,400	19,146
America Movil SAB de CV	6.125%	11/15/37	4,300	4,540
America Movil SAB de CV	6.125%	3/30/40	10,900	11,462

American Tower Corp.	4.625%	4/1/15	6,075	6,465
American Tower Corp.	4.500%	1/15/18	18,315	18,180
American Tower Corp.	5.050%	9/1/20	1,000	982
AT&T Corp.	8.000%	11/15/31	15,489	21,549
AT&T Inc.	4.950%	1/15/13	16,685	17,481
AT&T Inc.	6.700%	11/15/13	5,825	6,470
AT&T Inc.	4.850%	2/15/14	8,100	8,749
AT&T Inc.	5.100%	9/15/14	12,510	13,736
AT&T Inc.	2.500%	8/15/15	3,950	4,049
AT&T Inc.	2.950%	5/15/16	3,950	4,077
AT&T Inc.	5.625%	6/15/16	33,520	38,283
AT&T Inc.	5.500%	2/1/18	5,981	6,925
AT&T Inc.	5.600%	5/15/18	6,875	8,029
AT&T Inc.	5.800%	2/15/19	45,320	53,410
AT&T Inc.	3.875%	8/15/21	2,500	2,565
AT&T Inc.	6.450%	6/15/34	5,625	6,570
AT&T Inc.	6.150%	9/15/34	525	597
AT&T Inc.	6.800%	5/15/36	1,137	1,382
AT&T Inc.	6.500%	9/1/37	25,675	30,264
AT&T Inc.	6.300%	1/15/38	23,702	27,145
AT&T Inc.	6.400%	5/15/38	5,895	6,925
AT&T Inc.	6.550%	2/15/39	8,120	9,641
AT&T Inc.	5.350%	9/1/40	8,162	8,619
AT&T Inc.	5.550%	8/15/41	4,450	4,797
AT&T Mobility LLC	7.125%	12/15/31	10,015	13,267
Bellsouth Capital Funding Corp.	7.875%	2/15/30	10,400	13,916
BellSouth Corp.	5.200%	9/15/14	1,650	1,817
BellSouth Corp.	5.200%	12/15/16	5,850	6,662
BellSouth Corp.	6.875%	10/15/31	5,100	6,278
BellSouth Corp.	6.550%	6/15/34	7,136	8,324
BellSouth Corp.	6.000%	11/15/34	4,586	4,977
BellSouth Telecommunications Inc.	6.375%	6/1/28	8,800	10,068
British Telecommunications plc	5.150%	1/15/13	8,323	8,694
British Telecommunications plc	5.950%	1/15/18	11,850	13,291
British Telecommunications plc	9.875%	12/15/30	12,377	18,002
CBS Corp.	8.200%	5/15/14	10,550	12,148
CBS Corp.	4.625%	5/15/18	400	421
CBS Corp.	8.875%	5/15/19	4,575	5,840
CBS Corp.	5.750%	4/15/20	8,725	9,616
CBS Corp.	4.300%	2/15/21	3,775	3,811
CBS Corp.	7.875%	7/30/30	2,196	2,763
CBS Corp.	5.500%	5/15/33	650	656
CBS Corp.	5.900%	10/15/40	800	842
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	21,575	24,253
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	31,767	34,733
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	17,600	23,640
CenturyLink Inc.	5.000%	2/15/15	500	499
CenturyLink Inc.	6.000%	4/1/17	325	317
CenturyLink Inc.	6.150%	9/15/19	2,550	2,412
CenturyLink Inc.	6.450%	6/15/21	5,200	4,834
CenturyLink Inc.	6.875%	1/15/28	800	710
CenturyLink Inc.	7.600%	9/15/39	8,975	8,089
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	2,777	3,055

Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,156	10,462
Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,167
Comcast Corp.	5.300%	1/15/14	4,180	4,542
Comcast Corp.	6.500%	1/15/15	3,295	3,768
Comcast Corp.	5.900%	3/15/16	10,475	11,933
Comcast Corp.	6.500%	1/15/17	515	604
Comcast Corp.	6.300%	11/15/17	38,075	44,729
Comcast Corp.	5.875%	2/15/18	13,550	15,699
Comcast Corp.	5.700%	5/15/18	4,600	5,293
Comcast Corp.	5.700%	7/1/19	1,150	1,341
Comcast Corp.	5.150%	3/1/20	6,750	7,603
Comcast Corp.	5.650%	6/15/35	3,125	3,258
Comcast Corp.	6.500%	11/15/35	15,300	17,481
Comcast Corp.	6.450%	3/15/37	7,718	8,794
Comcast Corp.	6.950%	8/15/37	6,265	7,498
Comcast Corp.	6.400%	5/15/38	14,656	16,640
Comcast Corp.	6.400%	3/1/40	3,900	4,538
COX Communications Inc.	7.125%	10/1/12	8,625	9,138
COX Communications Inc.	5.450%	12/15/14	10,210	11,329
COX Communications Inc.	5.500%	10/1/15	625	700
6 COX Communications Inc.	8.375%	3/1/39	4,100	5,589
Deutsche Telekom International Finance BV	5.875%	8/20/13	11,050	11,886
Deutsche Telekom International Finance BV	4.875%	7/8/14	5,025	5,369
Deutsche Telekom International Finance BV	5.750%	3/23/16	7,965	8,844
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	388
Deutsche Telekom International Finance BV	6.000%	7/8/19	7,175	8,301
Deutsche Telekom International Finance BV	8.750%	6/15/30	15,836	21,251
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	3,875	4,195
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	8,200	8,597
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	7,000	7,221
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	3,575	3,834
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	29,500	33,236
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	3,950	4,247
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	250	257
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	2,400	2,537
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	1,875	2,079
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	3,225	3,417
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	2,800	3,097
Discovery Communications LLC	5.050%	6/1/20	8,500	9,273
Discovery Communications LLC	4.375%	6/15/21	1,250	1,287
Discovery Communications LLC	6.350%	6/1/40	250	289
Embarq Corp.	6.738%	6/1/13	500	520
Embarq Corp.	7.082%	6/1/16	18,081	18,543
Embarq Corp.	7.995%	6/1/36	8,990	8,548
France Telecom SA	4.375%	7/8/14	8,900	9,515

France Telecom SA	2.125%	9/16/15	1,500	1,486
France Telecom SA	2.750%	9/14/16	7,025	6,998
France Telecom SA	4.125%	9/14/21	6,325	6,288
France Telecom SA	8.500%	3/1/31	16,300	22,618
Grupo Televisa SA	6.625%	3/18/25	3,350	3,706
Grupo Televisa SA	8.500%	3/11/32	550	684
Grupo Televisa SA	6.625%	1/15/40	600	635
GTE Corp.	8.750%	11/1/21	2,935	4,132
GTE Corp.	6.940%	4/15/28	13,070	16,285
Koninklijke KPN NV	8.375%	10/1/30	3,505	4,592
McGraw-Hill Cos. Inc.	5.375%	11/15/12	1,550	1,611
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,050	5,484
McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,650	7,192
NBCUniversal Media LLC	2.100%	4/1/14	3,300	3,346
NBCUniversal Media LLC	3.650%	4/30/15	8,175	8,598
NBCUniversal Media LLC	2.875%	4/1/16	4,075	4,144
NBCUniversal Media LLC	5.150%	4/30/20	7,425	8,119
NBCUniversal Media LLC	4.375%	4/1/21	8,110	8,376
NBCUniversal Media LLC	6.400%	4/30/40	17,950	20,744
NBCUniversal Media LLC	5.950%	4/1/41	7,600	8,416
New Cingular Wireless Services Inc.	8.750%	3/1/31	195	291
News America Inc.	9.250%	2/1/13	151	165
News America Inc.	5.300%	12/15/14	4,050	4,423
News America Inc.	8.000%	10/17/16	3,840	4,634
News America Inc.	7.250%	5/18/18	150	175
News America Inc.	6.900%	3/1/19	2,500	2,890
News America Inc.	4.500%	2/15/21	6,300	6,330
News America Inc.	7.700%	10/30/25	1,175	1,445
News America Inc.	6.550%	3/15/33	11,665	12,728
News America Inc.	6.200%	12/15/34	14,366	15,222
News America Inc.	6.400%	12/15/35	17,135	18,434
News America Inc.	8.150%	10/17/36	2,175	2,717
News America Inc.	6.150%	3/1/37	1,028	1,071
News America Inc.	6.650%	11/15/37	2,030	2,251
News America Inc.	6.900%	8/15/39	4,900	5,616
News America Inc.	6.150%	2/15/41	6,325	6,745
News America Inc.	7.750%	12/1/45	1,460	1,772
Omnicom Group Inc.	5.900%	4/15/16	750	837
Omnicom Group Inc.	4.450%	8/15/20	12,300	12,428
Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,623
Qwest Corp.	7.500%	10/1/14	8,200	8,858
Qwest Corp.	8.375%	5/1/16	14,450	15,855
Qwest Corp.	6.500%	6/1/17	3,300	3,411
Qwest Corp.	7.500%	6/15/23	3,925	3,886
Qwest Corp.	7.250%	9/15/25	1,360	1,346
Qwest Corp.	6.875%	9/15/33	7,150	6,757
Qwest Corp.	7.125%	11/15/43	4,775	4,632
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,825	4,290
Reed Elsevier Capital Inc.	8.625%	1/15/19	11,264	14,477
Rogers Communications Inc.	6.375%	3/1/14	13,425	14,906
Rogers Communications Inc.	5.500%	3/15/14	1,450	1,588
Rogers Communications Inc.	6.800%	8/15/18	16,940	20,516
Rogers Communications Inc.	7.500%	8/15/38	725	968
TCI Communications Inc.	8.750%	8/1/15	17,750	21,729
TCI Communications Inc.	7.875%	2/15/26	580	752
Telecom Italia Capital SA	5.250%	11/15/13	7,123	6,964
Telecom Italia Capital SA	6.175%	6/18/14	3,100	3,090

Telecom Italia Capital SA	4.950%	9/30/14	5,150	4,965
Telecom Italia Capital SA	5.250%	10/1/15	19,135	18,245
Telecom Italia Capital SA	6.999%	6/4/18	5,920	5,920
Telecom Italia Capital SA	7.175%	6/18/19	21,200	21,469
Telecom Italia Capital SA	6.375%	11/15/33	6,055	5,219
Telecom Italia Capital SA	6.000%	9/30/34	1,325	1,081
Telecom Italia Capital SA	7.200%	7/18/36	3,140	2,845
Telecom Italia Capital SA	7.721%	6/4/38	5,568	5,256
Telefonica Emisiones SAU	5.855%	2/4/13	1,975	2,015
Telefonica Emisiones SAU	2.582%	4/26/13	4,800	4,642
Telefonica Emisiones SAU	4.949%	1/15/15	17,125	16,852
Telefonica Emisiones SAU	3.729%	4/27/15	4,875	4,639
Telefonica Emisiones SAU	3.992%	2/16/16	10,125	9,639
Telefonica Emisiones SAU	6.421%	6/20/16	15,760	16,174
Telefonica Emisiones SAU	6.221%	7/3/17	266	269
Telefonica Emisiones SAU	5.877%	7/15/19	5,475	5,381
Telefonica Emisiones SAU	5.134%	4/27/20	10,035	9,328
Telefonica Emisiones SAU	5.462%	2/16/21	14,775	14,102
Telefonica Emisiones SAU	7.045%	6/20/36	10,834	10,913
Telefonica Europe BV	8.250%	9/15/30	4,675	5,240
Thomson Reuters Corp.	5.950%	7/15/13	1,965	2,111
Thomson Reuters Corp.	5.700%	10/1/14	8,400	9,242
Thomson Reuters Corp.	6.500%	7/15/18	625	741
Thomson Reuters Corp.	4.700%	10/15/19	1,825	2,016
Thomson Reuters Corp.	5.500%	8/15/35	5,025	5,520
Thomson Reuters Corp.	5.850%	4/15/40	8,475	9,702
Time Warner Cable Inc.	6.200%	7/1/13	7,925	8,573
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,397
Time Warner Cable Inc.	7.500%	4/1/14	18,475	20,923
Time Warner Cable Inc.	3.500%	2/1/15	3,625	3,777
Time Warner Cable Inc.	5.850%	5/1/17	18,790	20,822
Time Warner Cable Inc.	6.750%	7/1/18	20,030	23,245
Time Warner Cable Inc.	8.750%	2/14/19	7,045	8,975
Time Warner Cable Inc.	8.250%	4/1/19	8,920	11,151
Time Warner Cable Inc.	5.000%	2/1/20	17,525	18,682
Time Warner Cable Inc.	6.550%	5/1/37	11,611	12,794
Time Warner Cable Inc.	7.300%	7/1/38	95	112
Time Warner Cable Inc.	6.750%	6/15/39	13,250	14,812
Time Warner Cable Inc.	5.875%	11/15/40	20,247	20,712
Time Warner Entertainment Co. LP	8.875%	10/1/12	950	1,024
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,340	3,008
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,720	10,065
United States Cellular Corp.	6.700%	12/15/33	4,500	4,807
Verizon Communications Inc.	4.350%	2/15/13	1,350	1,412
Verizon Communications Inc.	5.250%	4/15/13	6,250	6,643
Verizon Communications Inc.	4.900%	9/15/15	425	474
Verizon Communications Inc.	5.550%	2/15/16	10,175	11,610
Verizon Communications Inc.	3.000%	4/1/16	3,025	3,170
Verizon Communications Inc.	5.500%	4/1/17	3,000	3,428
Verizon Communications Inc.	5.500%	2/15/18	33,261	38,561
Verizon Communications Inc.	6.100%	4/15/18	7,605	9,042
Verizon Communications Inc.	8.750%	11/1/18	3,425	4,619
Verizon Communications Inc.	6.350%	4/1/19	46,741	56,265
Verizon Communications Inc.	4.600%	4/1/21	8,200	9,097
Verizon Communications Inc.	5.850%	9/15/35	15,050	17,613
Verizon Communications Inc.	6.250%	4/1/37	2,495	2,998
Verizon Communications Inc.	6.400%	2/15/38	2,180	2,686

Verizon Communications Inc.	6.900%	4/15/38	20,685	26,636
Verizon Communications Inc.	8.950%	3/1/39	11,450	17,962
Verizon Communications Inc.	6.000%	4/1/41	8,175	9,859
Verizon Global Funding Corp.	4.375%	6/1/13	860	908
Verizon Global Funding Corp.	7.750%	12/1/30	11,691	16,012
Verizon Maryland Inc.	5.125%	6/15/33	405	419
Verizon New England Inc.	7.875%	11/15/29	1,385	1,690
Verizon New York Inc.	7.375%	4/1/32	2,200	2,725
Verizon Virginia Inc.	4.625%	3/15/13	6,000	6,272
Vodafone Group plc	5.000%	12/16/13	8,150	8,811
Vodafone Group plc	4.150%	6/10/14	5,075	5,455
Vodafone Group plc	5.375%	1/30/15	4,175	4,652
Vodafone Group plc	3.375%	11/24/15	1,325	1,398
Vodafone Group plc	5.750%	3/15/16	9,050	10,409
Vodafone Group plc	5.625%	2/27/17	13,406	15,475
Vodafone Group plc	4.625%	7/15/18	200	222
Vodafone Group plc	5.450%	6/10/19	10,475	12,348
Vodafone Group plc	4.375%	3/16/21	500	542
Vodafone Group plc	7.875%	2/15/30	1,650	2,372
Vodafone Group plc	6.250%	11/30/32	7,775	9,544
Vodafone Group plc	6.150%	2/27/37	3,700	4,578
Washington Post Co.	7.250%	2/1/19	2,575	3,064
WPP Finance UK	5.875%	6/15/14	6,900	7,475
WPP Finance UK	8.000%	9/15/14	7,225	8,226

Consumer Cyclical (1.2%)
AutoZone Inc.	6.500%	1/15/14	2,025	2,256
AutoZone Inc.	5.750%	1/15/15	8,375	9,244
AutoZone Inc.	7.125%	8/1/18	7,950	9,601
Best Buy Co. Inc.	6.750%	7/15/13	9,350	9,985
Best Buy Co. Inc.	5.500%	3/15/21	3,000	2,720
BorgWarner Inc.	4.625%	9/15/20	1,000	1,081
Costco Wholesale Corp.	5.500%	3/15/17	10,725	12,686
CVS Caremark Corp.	4.875%	9/15/14	1,375	1,508
CVS Caremark Corp.	3.250%	5/18/15	2,525	2,654
CVS Caremark Corp.	6.125%	8/15/16	2,475	2,854
CVS Caremark Corp.	5.750%	6/1/17	4,530	5,203
CVS Caremark Corp.	6.600%	3/15/19	16,980	20,518
CVS Caremark Corp.	4.750%	5/18/20	625	682
CVS Caremark Corp.	6.250%	6/1/27	24,275	29,341
CVS Caremark Corp.	6.125%	9/15/39	3,025	3,544
Daimler Finance North America LLC	6.500%	11/15/13	12,080	13,233
6 Daimler Finance North America LLC	2.625%	9/15/16	5,125	5,029
Daimler Finance North America LLC	8.500%	1/18/31	4,830	6,806
Darden Restaurants Inc.	5.625%	10/15/12	3,650	3,808
Darden Restaurants Inc.	6.200%	10/15/17	8,805	10,256
Darden Restaurants Inc.	6.800%	10/15/37	14,375	17,189
eBay Inc.	0.875%	10/15/13	3,050	3,059
eBay Inc.	1.625%	10/15/15	3,050	3,068
eBay Inc.	3.250%	10/15/20	3,100	3,062
Expedia Inc.	5.950%	8/15/20	4,375	4,373
Family Dollar Stores Inc.	5.000%	2/1/21	2,850	2,790
Gap Inc.	5.950%	4/12/21	4,000	3,740
Historic TW Inc.	9.150%	2/1/23	9,550	13,138
Historic TW Inc.	6.625%	5/15/29	7,800	8,846
Home Depot Inc.	5.250%	12/16/13	10,675	11,596
Home Depot Inc.	5.400%	3/1/16	4,851	5,514

Home Depot Inc.	3.950%	9/15/20	4,500	4,758
Home Depot Inc.	4.400%	4/1/21	27,925	30,394
Home Depot Inc.	5.875%	12/16/36	4,725	5,530
Home Depot Inc.	5.400%	9/15/40	1,900	2,105
Home Depot Inc.	5.950%	4/1/41	8,600	10,257
Hyatt Hotels Corp.	3.875%	8/15/16	1,475	1,469
Hyatt Hotels Corp.	5.375%	8/15/21	1,900	1,957
International Game Technology	7.500%	6/15/19	1,600	1,909
International Game Technology	5.500%	6/15/20	3,000	3,241
Johnson Controls Inc.	5.000%	3/30/20	21,962	24,608
Johnson Controls Inc.	6.000%	1/15/36	950	1,130
Johnson Controls Inc.	5.700%	3/1/41	1,300	1,454
Kohl's Corp.	6.250%	12/15/17	2,300	2,751
Kohl's Corp.	6.000%	1/15/33	725	826
Kohl's Corp.	6.875%	12/15/37	3,325	4,099
Lowe's Cos. Inc.	5.400%	10/15/16	12,350	14,301
Lowe's Cos. Inc.	6.100%	9/15/17	2,250	2,711
Lowe's Cos. Inc.	6.875%	2/15/28	560	730
Lowe's Cos. Inc.	6.500%	3/15/29	3,676	4,619
Lowe's Cos. Inc.	5.800%	10/15/36	6,475	7,411
Lowe's Cos. Inc.	5.800%	4/15/40	900	1,050
Macy's Retail Holdings Inc.	8.125%	7/15/15	10,350	11,956
Macy's Retail Holdings Inc.	5.900%	12/1/16	7,200	7,872
Macy's Retail Holdings Inc.	6.900%	4/1/29	10,009	10,715
Macy's Retail Holdings Inc.	6.375%	3/15/37	8,575	9,369
Marriott International Inc.	5.625%	2/15/13	2,375	2,465
Marriott International Inc.	6.200%	6/15/16	1,500	1,694
Marriott International Inc.	6.375%	6/15/17	1,750	2,029
McDonald's Corp.	5.300%	3/15/17	850	990
McDonald's Corp.	5.800%	10/15/17	5,550	6,698
McDonald's Corp.	5.350%	3/1/18	6,350	7,553
McDonald's Corp.	5.000%	2/1/19	3,150	3,695
McDonald's Corp.	3.500%	7/15/20	100	108
McDonald's Corp.	6.300%	10/15/37	1,950	2,647
McDonald's Corp.	6.300%	3/1/38	5,250	7,080
McDonald's Corp.	5.700%	2/1/39	2,500	3,177
Nordstrom Inc.	6.750%	6/1/14	1,675	1,896
Nordstrom Inc.	6.250%	1/15/18	10,950	12,967
Nordstrom Inc.	4.750%	5/1/20	3,875	4,244
Nordstrom Inc.	6.950%	3/15/28	1,075	1,352
Nordstrom Inc.	7.000%	1/15/38	1,980	2,597
O'Reilly Automotive Inc.	4.875%	1/14/21	1,200	1,238
PACCAR Financial Corp.	1.950%	12/17/12	5,200	5,268
PACCAR Financial Corp.	2.050%	6/17/13	9,100	9,229
PACCAR Inc.	6.875%	2/15/14	3,575	4,040
Staples Inc.	9.750%	1/15/14	19,300	22,388
Target Corp.	5.125%	1/15/13	425	449
Target Corp.	4.000%	6/15/13	1,680	1,774
Target Corp.	5.875%	7/15/16	11,850	14,078
Target Corp.	5.375%	5/1/17	6,475	7,553
Target Corp.	6.000%	1/15/18	5,650	6,881
Target Corp.	3.875%	7/15/20	5,200	5,625
Target Corp.	7.000%	7/15/31	3,700	4,884
Target Corp.	6.350%	11/1/32	7,600	9,404
Target Corp.	6.500%	10/15/37	6,975	9,061
Target Corp.	7.000%	1/15/38	11,435	15,590
Time Warner Cos. Inc.	7.570%	2/1/24	1,530	1,920

Time Warner Cos. Inc.	6.950%	1/15/28	80	94
Time Warner Inc.	3.150%	7/15/15	575	593
Time Warner Inc.	5.875%	11/15/16	9,225	10,457
Time Warner Inc.	4.875%	3/15/20	14,350	15,341
Time Warner Inc.	4.700%	1/15/21	3,320	3,497
Time Warner Inc.	4.750%	3/29/21	17,000	17,906
Time Warner Inc.	7.625%	4/15/31	13,715	17,022
Time Warner Inc.	7.700%	5/1/32	9,631	12,108
Time Warner Inc.	6.500%	11/15/36	7,050	7,918
Time Warner Inc.	6.200%	3/15/40	4,850	5,386
Time Warner Inc.	6.100%	7/15/40	6,300	6,958
Time Warner Inc.	6.250%	3/29/41	11,175	12,637
TJX Cos. Inc.	6.950%	4/15/19	17,985	22,731
Toyota Motor Credit Corp.	3.200%	6/17/15	15,250	15,980
Toyota Motor Credit Corp.	2.800%	1/11/16	2,000	2,050
Toyota Motor Credit Corp.	2.000%	9/15/16	7,400	7,299
Toyota Motor Credit Corp.	4.500%	6/17/20	1,400	1,536
Toyota Motor Credit Corp.	4.250%	1/11/21	5,075	5,518
Toyota Motor Credit Corp.	3.400%	9/15/21	3,000	3,001
VF Corp.	5.950%	11/1/17	2,700	3,208
VF Corp.	3.500%	9/1/21	8,000	8,082
VF Corp.	6.450%	11/1/37	2,375	3,025
Viacom Inc.	4.375%	9/15/14	6,275	6,733
Viacom Inc.	6.250%	4/30/16	3,500	4,033
Viacom Inc.	3.500%	4/1/17	2,975	3,014
Viacom Inc.	6.125%	10/5/17	2,725	3,096
Viacom Inc.	5.625%	9/15/19	14,660	16,558
Viacom Inc.	6.875%	4/30/36	9,935	11,913
Wal-Mart Stores Inc.	4.550%	5/1/13	17,071	18,123
Wal-Mart Stores Inc.	7.250%	6/1/13	900	997
Wal-Mart Stores Inc.	1.625%	4/15/14	1,175	1,201
Wal-Mart Stores Inc.	3.200%	5/15/14	20,000	21,256
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,746
Wal-Mart Stores Inc.	2.250%	7/8/15	3,850	4,000
Wal-Mart Stores Inc.	1.500%	10/25/15	21,360	21,626
Wal-Mart Stores Inc.	5.375%	4/5/17	1,650	1,950
Wal-Mart Stores Inc.	5.800%	2/15/18	17,050	20,723
Wal-Mart Stores Inc.	3.625%	7/8/20	9,875	10,570
Wal-Mart Stores Inc.	3.250%	10/25/20	26,525	27,632
Wal-Mart Stores Inc.	4.250%	4/15/21	8,400	9,452
Wal-Mart Stores Inc.	5.875%	4/5/27	18,775	23,428
Wal-Mart Stores Inc.	7.550%	2/15/30	11,645	16,599
Wal-Mart Stores Inc.	5.250%	9/1/35	6,615	7,589
Wal-Mart Stores Inc.	6.500%	8/15/37	20,886	27,888
Wal-Mart Stores Inc.	6.200%	4/15/38	3,395	4,383
Wal-Mart Stores Inc.	5.625%	4/1/40	4,250	5,185
Wal-Mart Stores Inc.	4.875%	7/8/40	1,950	2,161
Wal-Mart Stores Inc.	5.000%	10/25/40	285	321
Wal-Mart Stores Inc.	5.625%	4/15/41	21,950	26,992
Walgreen Co.	4.875%	8/1/13	11,750	12,613
Walgreen Co.	5.250%	1/15/19	4,100	4,859
Walt Disney Co.	4.700%	12/1/12	575	603
Walt Disney Co.	4.500%	12/15/13	7,875	8,515
Walt Disney Co.	5.625%	9/15/16	5,525	6,482
Walt Disney Co.	5.875%	12/15/17	5,350	6,436
Walt Disney Co.	2.750%	8/16/21	5,500	5,422
Walt Disney Co.	7.000%	3/1/32	1,825	2,590

Walt Disney Co.	4.375%	8/16/41	3,550	3,760
Western Union Co.	6.500%	2/26/14	2,850	3,148
Western Union Co.	5.930%	10/1/16	5,500	6,170
Western Union Co.	5.253%	4/1/20	3,946	4,372
Western Union Co.	6.200%	11/17/36	2,675	2,916
Western Union Co.	6.200%	6/21/40	5,375	5,807
Yum! Brands Inc.	6.250%	4/15/16	3,525	4,123
Yum! Brands Inc.	6.250%	3/15/18	125	148
Yum! Brands Inc.	3.875%	11/1/20	825	848
Yum! Brands Inc.	6.875%	11/15/37	8,250	10,869

Consumer Noncyclical (2.8%)
Abbott Laboratories	5.150%	11/30/12	2,800	2,953
Abbott Laboratories	4.350%	3/15/14	3,675	4,005
Abbott Laboratories	2.700%	5/27/15	5,925	6,238
Abbott Laboratories	5.875%	5/15/16	15,811	18,630
Abbott Laboratories	5.600%	11/30/17	16,125	19,126
Abbott Laboratories	5.125%	4/1/19	3,720	4,390
Abbott Laboratories	4.125%	5/27/20	5,617	6,246
Abbott Laboratories	6.150%	11/30/37	5,225	6,752
Abbott Laboratories	6.000%	4/1/39	1,950	2,503
Abbott Laboratories	5.300%	5/27/40	5,435	6,516
Allergan Inc.	5.750%	4/1/16	3,200	3,708
Altria Group Inc.	8.500%	11/10/13	46,195	52,798
Altria Group Inc.	4.125%	9/11/15	425	456
Altria Group Inc.	9.700%	11/10/18	8,615	11,399
Altria Group Inc.	9.250%	8/6/19	16,925	22,239
Altria Group Inc.	9.950%	11/10/38	5,675	8,076
Altria Group Inc.	10.200%	2/6/39	20,475	29,810
AmerisourceBergen Corp.	5.875%	9/15/15	13,561	15,498
AmerisourceBergen Corp.	4.875%	11/15/19	4,000	4,488
Amgen Inc.	4.850%	11/18/14	4,725	5,264
Amgen Inc.	2.300%	6/15/16	8,200	8,423
Amgen Inc.	5.850%	6/1/17	7,900	9,409
Amgen Inc.	5.700%	2/1/19	2,525	3,026
Amgen Inc.	3.450%	10/1/20	5,575	5,759
Amgen Inc.	4.100%	6/15/21	8,750	9,427
Amgen Inc.	6.375%	6/1/37	6,625	8,538
Amgen Inc.	6.900%	6/1/38	9,275	12,564
Amgen Inc.	6.400%	2/1/39	8,750	11,445
Amgen Inc.	5.750%	3/15/40	3,425	4,126
Amgen Inc.	4.950%	10/1/41	2,050	2,240
Amgen Inc.	5.650%	6/15/42	5,675	6,883
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	4,175	4,350
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,750	5,494
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	10,375	12,135
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	2,275	3,022
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	5,995	7,271
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	470	623
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	7,550	7,717
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	10,675	10,884
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	12,450	12,536
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	9,700	10,855
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	11,025	11,938
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	7,250	9,444
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	7,600	9,670
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	25,360	29,509

Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	8,090	9,295
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,675	1,859
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,400	9,648
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,385	13,599
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	681
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	10,537
Archer-Daniels-Midland Co.	4.479%	3/1/21	1,900	2,119
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	5,385
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,900	4,503
Archer-Daniels-Midland Co.	5.765%	3/1/41	9,575	11,993
AstraZeneca plc	5.400%	6/1/14	5,650	6,316
AstraZeneca plc	5.900%	9/15/17	12,710	15,227
AstraZeneca plc	6.450%	9/15/37	17,796	23,805
Avon Products Inc.	5.750%	3/1/18	1,982	2,271
Avon Products Inc.	6.500%	3/1/19	410	485
Baptist Health South Florida Obligated Group	4.590%	8/15/21	1,000	1,090
Baxter International Inc.	4.000%	3/1/14	1,350	1,448
Baxter International Inc.	5.900%	9/1/16	1,700	2,018
Baxter International Inc.	6.250%	12/1/37	11,425	15,161
Becton Dickinson and Co.	5.000%	5/15/19	1,125	1,304
Becton Dickinson and Co.	3.250%	11/12/20	200	206
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,277
Becton Dickinson and Co.	5.000%	11/12/40	100	113
Biogen Idec Inc.	6.000%	3/1/13	8,200	8,693
Biogen Idec Inc.	6.875%	3/1/18	12,825	15,654
Boston Scientific Corp.	4.500%	1/15/15	6,000	6,278
Boston Scientific Corp.	6.250%	11/15/15	12,151	13,560
Boston Scientific Corp.	5.125%	1/12/17	10,000	10,733
Boston Scientific Corp.	6.000%	1/15/20	7,625	8,510
Boston Scientific Corp.	7.000%	11/15/35	1,500	1,747
Boston Scientific Corp.	7.375%	1/15/40	3,000	3,730
Bottling Group LLC	4.625%	11/15/12	1,435	1,497
Bottling Group LLC	5.000%	11/15/13	10,125	10,974
Bottling Group LLC	6.950%	3/15/14	29,775	33,929
Bottling Group LLC	5.500%	4/1/16	18,975	22,092
Bottling Group LLC	5.125%	1/15/19	1,500	1,746
Bristol-Myers Squibb Co.	5.250%	8/15/13	965	1,046
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,225	2,664
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	555
Bristol-Myers Squibb Co.	6.800%	11/15/26	150	199
Bristol-Myers Squibb Co.	5.875%	11/15/36	13,784	17,266
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,625	2,144
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,488
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,025	2,150
Bunge Ltd. Finance Corp.	5.100%	7/15/15	7,625	8,043
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,775	3,862
Bunge Ltd. Finance Corp.	8.500%	6/15/19	14,950	18,357
Campbell Soup Co.	3.050%	7/15/17	1,425	1,511
Campbell Soup Co.	4.250%	4/15/21	4,500	4,949
Cardinal Health Inc.	4.000%	6/15/15	550	590
Cardinal Health Inc.	4.625%	12/15/20	6,500	7,056
CareFusion Corp.	5.125%	8/1/14	1,700	1,851
CareFusion Corp.	6.375%	8/1/19	8,215	9,864
Celgene Corp.	2.450%	10/15/15	1,975	1,995
Celgene Corp.	3.950%	10/15/20	1,325	1,365
Celgene Corp.	5.700%	10/15/40	1,650	1,858
Church & Dwight Co. Inc.	3.350%	12/15/15	2,375	2,461

Cia de Bebidas das Americas	8.750%	9/15/13	295	330
Clorox Co.	5.000%	3/1/13	5,700	5,987
Clorox Co.	5.000%	1/15/15	1,725	1,844
Clorox Co.	3.550%	11/1/15	1,825	1,886
Clorox Co.	5.950%	10/15/17	13,265	14,501
Coca-Cola Co.	0.750%	11/15/13	7,000	7,005
Coca-Cola Co.	3.625%	3/15/14	5,675	6,056
Coca-Cola Co.	1.500%	11/15/15	7,300	7,348
6 Coca-Cola Co.	1.800%	9/1/16	10,000	10,054
Coca-Cola Co.	5.350%	11/15/17	5,750	6,822
Coca-Cola Co.	4.875%	3/15/19	10,050	11,657
Coca-Cola Co.	3.150%	11/15/20	3,700	3,832
Coca-Cola Enterprises Inc.	3.250%	8/19/21	1,575	1,587
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,025	2,144
Coca-Cola HBC Finance BV	5.125%	9/17/13	945	1,012
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	10,850	12,411
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	375	414
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	9,160
Colgate-Palmolive Co.	2.625%	5/1/17	700	738
ConAgra Foods Inc.	5.875%	4/15/14	1,040	1,138
ConAgra Foods Inc.	5.819%	6/15/17	951	1,044
ConAgra Foods Inc.	7.000%	4/15/19	500	604
ConAgra Foods Inc.	9.750%	3/1/21	129	177
ConAgra Foods Inc.	7.125%	10/1/26	1,000	1,160
ConAgra Foods Inc.	7.000%	10/1/28	725	841
ConAgra Foods Inc.	8.250%	9/15/30	4,750	6,057
Corn Products International Inc.	3.200%	11/1/15	650	669
Corn Products International Inc.	4.625%	11/1/20	885	937
Corn Products International Inc.	6.625%	4/15/37	1,725	2,061
Covidien International Finance SA	5.450%	10/15/12	2,600	2,722
Covidien International Finance SA	1.875%	6/15/13	15,840	16,065
Covidien International Finance SA	6.000%	10/15/17	5,225	6,205
Covidien International Finance SA	6.550%	10/15/37	8,618	11,103
CR Bard Inc.	6.700%	12/1/26	5,250	6,929
Delhaize Group SA	5.875%	2/1/14	2,425	2,649
Delhaize Group SA	5.700%	10/1/40	3,087	3,207
DENTSPLY International Inc.	2.750%	8/15/16	2,800	2,815
DENTSPLY International Inc.	4.125%	8/15/21	1,575	1,649
Diageo Capital plc	5.200%	1/30/13	8,275	8,722
Diageo Capital plc	5.500%	9/30/16	1,275	1,461
Diageo Capital plc	5.750%	10/23/17	7,200	8,469
Diageo Capital plc	4.828%	7/15/20	2,430	2,731
Diageo Capital plc	5.875%	9/30/36	1,775	2,206
Diageo Finance BV	5.500%	4/1/13	5,326	5,685
Diageo Finance BV	3.250%	1/15/15	375	398
Diageo Finance BV	5.300%	10/28/15	6,676	7,606
Diageo Investment Corp.	7.450%	4/15/35	875	1,283
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	2,050	2,078
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	1,750	1,884
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,150	1,192
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,290	5,346
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,311
Eli Lilly & Co.	4.200%	3/6/14	2,400	2,589
Eli Lilly & Co.	5.200%	3/15/17	6,400	7,421
Eli Lilly & Co.	5.500%	3/15/27	5,750	6,928
Eli Lilly & Co.	5.550%	3/15/37	3,286	3,986
6 Energizer Holdings Inc.	4.700%	5/19/21	3,450	3,693

Estee Lauder Cos. Inc.	6.000%	5/15/37	2,050	2,576
Express Scripts Inc.	6.250%	6/15/14	9,625	10,592
Express Scripts Inc.	3.125%	5/15/16	6,950	7,021
Express Scripts Inc.	7.250%	6/15/19	1,925	2,378
Fortune Brands Inc.	6.375%	6/15/14	1,403	1,554
Fortune Brands Inc.	5.375%	1/15/16	1,568	1,724
Fortune Brands Inc.	5.875%	1/15/36	2,725	2,830
Genentech Inc.	4.750%	7/15/15	2,320	2,585
Genentech Inc.	5.250%	7/15/35	2,675	3,103
General Mills Inc.	5.250%	8/15/13	17,925	19,324
General Mills Inc.	5.200%	3/17/15	835	934
General Mills Inc.	5.700%	2/15/17	23,525	27,557
General Mills Inc.	5.650%	2/15/19	14,917	17,730
Gilead Sciences Inc.	4.500%	4/1/21	6,525	7,017
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	11,025	11,761
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	9,800	10,712
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,110	24,334
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	4,192
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,471	32,797
Hasbro Inc.	6.125%	5/15/14	6,900	7,575
Hasbro Inc.	6.300%	9/15/17	5,875	6,688
Hasbro Inc.	6.350%	3/15/40	9,306	10,039
Hershey Co.	5.450%	9/1/16	1,275	1,474
Hershey Co.	4.125%	12/1/20	3,225	3,552
HJ Heinz Co.	5.350%	7/15/13	2,075	2,231
HJ Heinz Co.	2.000%	9/12/16	1,450	1,453
HJ Heinz Finance Co.	6.750%	3/15/32	3,325	4,381
Hormel Foods Corp.	4.125%	4/15/21	1,300	1,442
Hospira Inc.	5.900%	6/15/14	1,550	1,702
Hospira Inc.	6.400%	5/15/15	850	965
Hospira Inc.	6.050%	3/30/17	150	173
Hospira Inc.	5.600%	9/15/40	2,700	3,003
Johnson & Johnson	5.550%	8/15/17	4,025	4,862
Johnson & Johnson	5.150%	7/15/18	1,675	2,028
Johnson & Johnson	6.950%	9/1/29	4,400	6,398
Johnson & Johnson	4.950%	5/15/33	5,025	6,011
Johnson & Johnson	5.950%	8/15/37	6,360	8,584
Johnson & Johnson	5.850%	7/15/38	1,625	2,164
Johnson & Johnson	4.500%	9/1/40	2,355	2,633
Kellogg Co.	5.125%	12/3/12	17,048	17,897
Kellogg Co.	4.250%	3/6/13	4,225	4,419
Kellogg Co.	4.450%	5/30/16	50	56
Kellogg Co.	4.150%	11/15/19	5,075	5,574
Kellogg Co.	4.000%	12/15/20	650	700
Kellogg Co.	7.450%	4/1/31	6,040	8,725
Kimberly-Clark Corp.	4.875%	8/15/15	5,250	5,915
Kimberly-Clark Corp.	6.125%	8/1/17	8,500	10,218
Kimberly-Clark Corp.	6.250%	7/15/18	175	216
Kimberly-Clark Corp.	3.625%	8/1/20	8,424	9,027
Kimberly-Clark Corp.	3.875%	3/1/21	425	467
Kimberly-Clark Corp.	6.625%	8/1/37	1,275	1,737
Kimberly-Clark Corp.	5.300%	3/1/41	1,725	2,073
Koninklijke Philips Electronics NV	4.625%	3/11/13	3,900	4,103
Koninklijke Philips Electronics NV	5.750%	3/11/18	10,100	11,595
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,225	5,401
Kraft Foods Inc.	5.625%	11/1/11	2,196	2,204
Kraft Foods Inc.	2.625%	5/8/13	13,250	13,547

Kraft Foods Inc.	5.250%	10/1/13	675	720
Kraft Foods Inc.	6.750%	2/19/14	150	168
Kraft Foods Inc.	4.125%	2/9/16	19,925	21,314
Kraft Foods Inc.	6.500%	8/11/17	12,073	14,321
Kraft Foods Inc.	6.125%	8/23/18	10,075	11,932
Kraft Foods Inc.	5.375%	2/10/20	66,315	74,954
Kraft Foods Inc.	6.500%	11/1/31	8,400	10,500
Kraft Foods Inc.	7.000%	8/11/37	9,425	12,140
Kraft Foods Inc.	6.875%	2/1/38	6,000	7,552
Kraft Foods Inc.	6.875%	1/26/39	1,300	1,642
Kraft Foods Inc.	6.500%	2/9/40	13,025	15,782
Kroger Co.	5.500%	2/1/13	1,686	1,778
Kroger Co.	5.000%	4/15/13	3,700	3,900
Kroger Co.	4.950%	1/15/15	1,725	1,907
Kroger Co.	3.900%	10/1/15	500	536
Kroger Co.	6.400%	8/15/17	840	996
Kroger Co.	6.800%	12/15/18	2,600	3,209
Kroger Co.	6.150%	1/15/20	16,045	19,389
Kroger Co.	7.700%	6/1/29	7,825	10,414
Kroger Co.	8.000%	9/15/29	1,425	1,942
Kroger Co.	7.500%	4/1/31	2,395	3,214
Kroger Co.	6.900%	4/15/38	6,300	8,237
Laboratory Corp. of America Holdings	5.500%	2/1/13	1,540	1,624
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,827
Laboratory Corp. of America Holdings	4.625%	11/15/20	200	216
Life Technologies Corp.	4.400%	3/1/15	4,350	4,555
Life Technologies Corp.	3.500%	1/15/16	11,185	11,392
Life Technologies Corp.	6.000%	3/1/20	4,300	4,761
Life Technologies Corp.	5.000%	1/15/21	2,200	2,281
Lorillard Tobacco Co.	8.125%	6/23/19	7,610	8,953
Lorillard Tobacco Co.	8.125%	5/1/40	4,000	4,732
Lorillard Tobacco Co.	7.000%	8/4/41	4,350	4,616
McCormick & Co. Inc.	3.900%	7/15/21	1,850	1,971
McKesson Corp.	5.250%	3/1/13	10,175	10,754
McKesson Corp.	6.500%	2/15/14	1,650	1,848
McKesson Corp.	3.250%	3/1/16	1,475	1,557
McKesson Corp.	4.750%	3/1/21	4,350	4,948
McKesson Corp.	6.000%	3/1/41	2,050	2,624
Mead Johnson Nutrition Co.	3.500%	11/1/14	6,825	7,129
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,925	3,259
Mead Johnson Nutrition Co.	5.900%	11/1/39	11,170	13,205
Medco Health Solutions Inc.	6.125%	3/15/13	6,450	6,822
Medco Health Solutions Inc.	7.250%	8/15/13	600	656
Medco Health Solutions Inc.	2.750%	9/15/15	8,050	8,145
Medco Health Solutions Inc.	7.125%	3/15/18	14,138	17,065
Medtronic Inc.	4.500%	3/15/14	2,225	2,413
Medtronic Inc.	3.000%	3/15/15	10,050	10,608
Medtronic Inc.	4.750%	9/15/15	4,275	4,799
Medtronic Inc.	5.600%	3/15/19	1,150	1,386
Medtronic Inc.	4.450%	3/15/20	3,615	4,082
Medtronic Inc.	6.500%	3/15/39	2,440	3,383
Medtronic Inc.	5.550%	3/15/40	4,275	5,410
Merck & Co. Inc.	4.375%	2/15/13	3,825	4,024
Merck & Co. Inc.	5.300%	12/1/13	13,325	14,626
Merck & Co. Inc.	4.750%	3/1/15	1,450	1,623
Merck & Co. Inc.	4.000%	6/30/15	9,625	10,594
Merck & Co. Inc.	2.250%	1/15/16	21,825	22,607

Merck & Co. Inc.	6.000%	9/15/17	825	1,006
Merck & Co. Inc.	5.000%	6/30/19	3,975	4,729
Merck & Co. Inc.	3.875%	1/15/21	6,630	7,227
Merck & Co. Inc.	6.400%	3/1/28	4,130	5,503
Merck & Co. Inc.	5.950%	12/1/28	2,150	2,731
Merck & Co. Inc.	6.500%	12/1/33	5,563	7,663
Merck & Co. Inc.	5.750%	11/15/36	10,775	13,582
Merck & Co. Inc.	6.550%	9/15/37	11,500	16,133
Merck & Co. Inc.	5.850%	6/30/39	1,750	2,278
Newell Rubbermaid Inc.	4.700%	8/15/20	700	710
Novant Health Inc.	5.850%	11/1/19	6,125	7,103
Novartis Capital Corp.	1.900%	4/24/13	39,950	40,747
Novartis Capital Corp.	4.125%	2/10/14	33,225	35,751
Novartis Capital Corp.	2.900%	4/24/15	5,150	5,447
Novartis Capital Corp.	4.400%	4/24/20	400	453
Novartis Securities Investment Ltd.	5.125%	2/10/19	17,975	21,273
Pepsi Bottling Group Inc.	7.000%	3/1/29	9,649	13,506
PepsiAmericas Inc.	4.375%	2/15/14	825	893
PepsiAmericas Inc.	4.875%	1/15/15	1,400	1,560
PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,351
PepsiCo Inc.	4.650%	2/15/13	11,875	12,542
PepsiCo Inc.	3.750%	3/1/14	8,350	8,957
PepsiCo Inc.	2.500%	5/10/16	500	518
PepsiCo Inc.	5.000%	6/1/18	13,750	16,022
PepsiCo Inc.	7.900%	11/1/18	6,022	8,068
PepsiCo Inc.	4.500%	1/15/20	4,275	4,813
PepsiCo Inc.	5.500%	1/15/40	6,500	8,101
Pfizer Inc.	5.350%	3/15/15	44,025	49,893
Pfizer Inc.	6.200%	3/15/19	21,170	26,335
Pfizer Inc.	7.200%	3/15/39	18,825	27,405
Pharmacia Corp.	6.500%	12/1/18	550	689
Pharmacia Corp.	6.600%	12/1/28	1,750	2,321
Philip Morris International Inc.	4.875%	5/16/13	8,950	9,503
Philip Morris International Inc.	6.875%	3/17/14	43,525	49,419
Philip Morris International Inc.	5.650%	5/16/18	9,805	11,600
Philip Morris International Inc.	4.125%	5/17/21	800	866
Philip Morris International Inc.	6.375%	5/16/38	8,155	10,465
4 Procter & Gamble - Esop	9.360%	1/1/21	8,904	11,943
Procter & Gamble Co.	0.700%	8/15/14	3,150	3,150
Procter & Gamble Co.	4.950%	8/15/14	2,300	2,569
Procter & Gamble Co.	3.500%	2/15/15	7,750	8,326
Procter & Gamble Co.	1.800%	11/15/15	5,000	5,135
Procter & Gamble Co.	4.850%	12/15/15	1,250	1,425
Procter & Gamble Co.	1.450%	8/15/16	2,850	2,857
Procter & Gamble Co.	4.700%	2/15/19	3,350	3,944
Procter & Gamble Co.	6.450%	1/15/26	3,875	5,121
Procter & Gamble Co.	5.800%	8/15/34	225	294
Procter & Gamble Co.	5.550%	3/5/37	8,721	11,225
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	7,222
Quest Diagnostics Inc.	6.400%	7/1/17	140	166
Quest Diagnostics Inc.	4.750%	1/30/20	250	267
Quest Diagnostics Inc.	4.700%	4/1/21	700	756
Quest Diagnostics Inc.	6.950%	7/1/37	3,295	4,134
Ralcorp Holdings Inc.	4.950%	8/15/20	6,000	5,809
Ralcorp Holdings Inc.	6.625%	8/15/39	1,390	1,399
Reynolds American Inc.	7.250%	6/1/13	6,575	7,157
Reynolds American Inc.	7.625%	6/1/16	6,250	7,412

Reynolds American Inc.	6.750%	6/15/17	5,836	6,715
Reynolds American Inc.	7.250%	6/15/37	4,015	4,535
Safeway Inc.	6.250%	3/15/14	6,200	6,903
Safeway Inc.	5.625%	8/15/14	1,855	2,030
Safeway Inc.	6.350%	8/15/17	700	812
Safeway Inc.	5.000%	8/15/19	1,450	1,582
Safeway Inc.	3.950%	8/15/20	4,650	4,665
Safeway Inc.	7.250%	2/1/31	9,822	12,352
Sanofi	1.625%	3/28/14	3,000	3,054
Sanofi	1.200%	9/30/14	5,250	5,252
Sanofi	2.625%	3/29/16	21,585	22,354
Sanofi	4.000%	3/29/21	4,700	5,067
Sara Lee Corp.	2.750%	9/15/15	775	778
Sara Lee Corp.	4.100%	9/15/20	350	354
Sara Lee Corp.	6.125%	11/1/32	150	151
St. Jude Medical Inc.	2.200%	9/15/13	4,900	4,984
St. Jude Medical Inc.	3.750%	7/15/14	10,275	10,932
St. Jude Medical Inc.	2.500%	1/15/16	550	564
St. Jude Medical Inc.	4.875%	7/15/19	1,525	1,733
Stryker Corp.	3.000%	1/15/15	2,100	2,208
Stryker Corp.	2.000%	9/30/16	3,875	3,887
Stryker Corp.	4.375%	1/15/20	1,825	2,007
Sysco Corp.	4.200%	2/12/13	1,750	1,825
Sysco Corp.	5.250%	2/12/18	3,625	4,264
Sysco Corp.	5.375%	9/21/35	6,375	7,908
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	775	887
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,005	6,208
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	5,075	5,320
Thermo Fisher Scientific Inc.	2.150%	12/28/12	2,325	2,366
Thermo Fisher Scientific Inc.	3.250%	11/20/14	3,700	3,927
Thermo Fisher Scientific Inc.	3.200%	5/1/15	5,825	6,124
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	814
Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	222
Thermo Fisher Scientific Inc.	3.600%	8/15/21	1,100	1,141
6 Tupperware Brands Corp.	4.750%	6/1/21	700	716
Tyson Foods Inc.	10.500%	3/1/14	4,000	4,640
Unilever Capital Corp.	3.650%	2/15/14	6,275	6,663
Unilever Capital Corp.	4.800%	2/15/19	1,500	1,752
Unilever Capital Corp.	5.900%	11/15/32	1,528	2,033
UST LLC	5.750%	3/1/18	2,700	3,061
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,600	4,982
Watson Pharmaceuticals Inc.	6.125%	8/15/19	5,000	5,911
Whirlpool Corp.	5.500%	3/1/13	12,000	12,501
Wyeth	5.500%	3/15/13	15,725	16,806
Wyeth	5.500%	2/1/14	11,286	12,461
Wyeth	5.500%	2/15/16	2,475	2,859
Wyeth	5.450%	4/1/17	925	1,083
Wyeth	6.450%	2/1/24	1,500	1,956
Wyeth	6.500%	2/1/34	3,450	4,573
Wyeth	6.000%	2/15/36	7,425	9,149
Wyeth	5.950%	4/1/37	25,245	32,202
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,188
Zimmer Holdings Inc.	5.750%	11/30/39	4,340	5,137

Energy (1.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	950	1,194

Anadarko Finance Co.	7.500%	5/1/31	1,220	1,444
Anadarko Petroleum Corp.	7.625%	3/15/14	25,675	28,876
Anadarko Petroleum Corp.	5.750%	6/15/14	7,150	7,782
Anadarko Petroleum Corp.	5.950%	9/15/16	28,326	30,934
Anadarko Petroleum Corp.	6.375%	9/15/17	480	537
Anadarko Petroleum Corp.	6.950%	6/15/19	675	776
Anadarko Petroleum Corp.	6.450%	9/15/36	12,720	13,350
Anadarko Petroleum Corp.	7.950%	6/15/39	3,775	4,684
Anadarko Petroleum Corp.	6.200%	3/15/40	1,025	1,055
Apache Corp.	5.250%	4/15/13	1,774	1,891
Apache Corp.	6.000%	9/15/13	6,365	6,975
Apache Corp.	5.625%	1/15/17	400	475
Apache Corp.	6.900%	9/15/18	7,100	8,942
Apache Corp.	3.625%	2/1/21	1,700	1,781
Apache Corp.	6.000%	1/15/37	7,200	8,843
Apache Corp.	5.100%	9/1/40	11,900	13,085
Apache Corp.	5.250%	2/1/42	6,300	7,098
Apache Finance Canada Corp.	7.750%	12/15/29	1,075	1,587
Baker Hughes Inc.	7.500%	11/15/18	240	316
6 Baker Hughes Inc.	3.200%	8/15/21	3,675	3,719
Baker Hughes Inc.	6.875%	1/15/29	700	935
Baker Hughes Inc.	5.125%	9/15/40	14,465	16,583
BJ Services Co.	6.000%	6/1/18	2,825	3,407
BP Capital Markets plc	5.250%	11/7/13	14,975	16,100
BP Capital Markets plc	3.625%	5/8/14	5,625	5,911
BP Capital Markets plc	3.875%	3/10/15	9,985	10,591
BP Capital Markets plc	3.125%	10/1/15	17,375	17,922
BP Capital Markets plc	3.200%	3/11/16	15,000	15,640
BP Capital Markets plc	4.750%	3/10/19	10,925	12,070
BP Capital Markets plc	4.742%	3/11/21	14,300	15,624
Burlington Resources Finance Co.	7.200%	8/15/31	750	981
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	6,121
Cameron International Corp.	6.375%	7/15/18	975	1,141
Cameron International Corp.	7.000%	7/15/38	100	123
Cameron International Corp.	5.950%	6/1/41	400	453
Canadian Natural Resources Ltd.	5.450%	10/1/12	4,800	5,002
Canadian Natural Resources Ltd.	5.150%	2/1/13	1,500	1,578
Canadian Natural Resources Ltd.	4.900%	12/1/14	5,400	5,980
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,977
Canadian Natural Resources Ltd.	5.700%	5/15/17	8,801	10,125
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,800	6,149
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	7,224
Canadian Natural Resources Ltd.	6.500%	2/15/37	9,180	11,389
Canadian Natural Resources Ltd.	6.250%	3/15/38	800	962
Cenovus Energy Inc.	4.500%	9/15/14	4,625	4,982
Cenovus Energy Inc.	5.700%	10/15/19	4,575	5,289
Cenovus Energy Inc.	6.750%	11/15/39	22,325	27,553
Chevron Corp.	3.950%	3/3/14	6,165	6,644
Chevron Corp.	4.950%	3/3/19	14,025	16,631
ConocoPhillips	4.750%	2/1/14	5,125	5,553
ConocoPhillips	4.600%	1/15/15	10,300	11,323
ConocoPhillips	5.750%	2/1/19	19,625	23,423
ConocoPhillips	5.900%	10/15/32	4,501	5,434
ConocoPhillips	5.900%	5/15/38	2,630	3,230
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	16,300	18,914
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,150	2,690
ConocoPhillips Holding Co.	6.950%	4/15/29	7,840	10,459

Devon Energy Corp.	5.625%	1/15/14	8,800	9,640
Devon Energy Corp.	2.400%	7/15/16	750	760
Devon Energy Corp.	4.000%	7/15/21	1,250	1,311
Devon Energy Corp.	7.950%	4/15/32	1,125	1,588
Devon Energy Corp.	5.600%	7/15/41	1,830	2,098
Devon Financing Corp. ULC	7.875%	9/30/31	13,306	18,674
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,250	2,456
Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	661
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	3,132
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,250	4,743
Encana Corp.	4.750%	10/15/13	75	80
Encana Corp.	5.900%	12/1/17	7,450	8,527
Encana Corp.	7.200%	11/1/31	5,675	7,012
Encana Corp.	6.500%	8/15/34	7,800	8,761
Encana Corp.	6.625%	8/15/37	4,479	5,216
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,900	5,353
Eni USA Inc.	7.300%	11/15/27	355	441
Ensco plc	3.250%	3/15/16	4,000	4,061
Ensco plc	4.700%	3/15/21	9,300	9,437
EOG Resources Inc.	6.125%	10/1/13	650	716
EOG Resources Inc.	2.950%	6/1/15	5,350	5,599
EOG Resources Inc.	5.875%	9/15/17	3,025	3,561
EOG Resources Inc.	5.625%	6/1/19	850	1,012
EOG Resources Inc.	4.400%	6/1/20	2,875	3,155
EOG Resources Inc.	4.100%	2/1/21	9,500	10,179
Global Marine Inc.	7.000%	6/1/28	3,150	3,450
Halliburton Co.	6.150%	9/15/19	2,945	3,583
Halliburton Co.	6.700%	9/15/38	10,225	13,461
Halliburton Co.	7.450%	9/15/39	4,435	6,231
Hess Corp.	8.125%	2/15/19	10,725	13,881
Hess Corp.	7.875%	10/1/29	5,895	7,949
Hess Corp.	7.300%	8/15/31	4,510	5,819
Hess Corp.	7.125%	3/15/33	4,675	5,986
Hess Corp.	6.000%	1/15/40	6,518	7,464
Hess Corp.	5.600%	2/15/41	4,375	4,747
Husky Energy Inc.	5.900%	6/15/14	8,607	9,486
Husky Energy Inc.	6.150%	6/15/19	800	959
Husky Energy Inc.	7.250%	12/15/19	2,435	3,007
Husky Energy Inc.	6.800%	9/15/37	2,175	2,656
Kerr-McGee Corp.	6.950%	7/1/24	12,420	14,543
Kerr-McGee Corp.	7.875%	9/15/31	2,015	2,442
Marathon Oil Corp.	6.000%	10/1/17	10,475	12,133
Marathon Oil Corp.	5.900%	3/15/18	3,797	4,434
Marathon Oil Corp.	6.800%	3/15/32	5,117	6,190
Marathon Oil Corp.	6.600%	10/1/37	610	725
6 Marathon Petroleum Corp.	3.500%	3/1/16	3,000	3,107
6 Marathon Petroleum Corp.	5.125%	3/1/21	7,250	7,534
6 Marathon Petroleum Corp.	6.500%	3/1/41	4,000	4,314
Nabors Industries Inc.	6.150%	2/15/18	9,650	10,743
Nabors Industries Inc.	9.250%	1/15/19	3,025	3,842
Nabors Industries Inc.	5.000%	9/15/20	2,975	3,060
Nexen Inc.	7.875%	3/15/32	5,975	7,720
Nexen Inc.	5.875%	3/10/35	375	361
Nexen Inc.	6.400%	5/15/37	9,450	9,639
Nexen Inc.	7.500%	7/30/39	7,375	8,495
Noble Energy Inc.	8.250%	3/1/19	3,829	5,063
Noble Energy Inc.	8.000%	4/1/27	525	708

Noble Energy Inc.	6.000%	3/1/41	3,600	4,030
Noble Holding International Ltd.	3.450%	8/1/15	9,050	9,484
Noble Holding International Ltd.	4.900%	8/1/20	3,225	3,487
Noble Holding International Ltd.	6.200%	8/1/40	4,450	5,198
Noble Holding International Ltd.	6.050%	3/1/41	850	975
Occidental Petroleum Corp.	2.500%	2/1/16	9,675	10,085
Occidental Petroleum Corp.	4.100%	2/1/21	14,700	15,973
PC Financial Partnership	5.000%	11/15/14	8,100	8,754
Petro-Canada	4.000%	7/15/13	5,600	5,847
Petro-Canada	6.050%	5/15/18	6,075	7,045
Petro-Canada	7.875%	6/15/26	1,500	2,008
Petro-Canada	7.000%	11/15/28	1,175	1,437
Petro-Canada	5.350%	7/15/33	4,825	4,898
Petro-Canada	5.950%	5/15/35	6,850	7,366
Petro-Canada	6.800%	5/15/38	4,475	5,403
Pride International Inc.	8.500%	6/15/19	725	901
Rowan Cos. Inc.	7.875%	8/1/19	7,500	8,867
Shell International Finance BV	1.875%	3/25/13	5,625	5,741
Shell International Finance BV	4.000%	3/21/14	52,575	56,739
Shell International Finance BV	3.100%	6/28/15	13,525	14,365
Shell International Finance BV	3.250%	9/22/15	3,600	3,838
Shell International Finance BV	5.200%	3/22/17	2,950	3,430
Shell International Finance BV	4.300%	9/22/19	27,250	30,653
Shell International Finance BV	4.375%	3/25/20	2,500	2,812
Shell International Finance BV	6.375%	12/15/38	13,494	18,465
Statoil ASA	3.875%	4/15/14	6,750	7,216
Statoil ASA	2.900%	10/15/14	2,250	2,367
Statoil ASA	3.125%	8/17/17	7,000	7,420
Statoil ASA	5.250%	4/15/19	11,825	13,931
Statoil ASA	7.750%	6/15/23	25	34
Statoil ASA	7.250%	9/23/27	5,375	7,282
6 Statoil ASA	6.500%	12/1/28	975	1,287
Statoil ASA	7.150%	1/15/29	2,850	3,862
Statoil ASA	5.100%	8/17/40	4,985	5,841
Suncor Energy Inc.	6.100%	6/1/18	875	1,020
Suncor Energy Inc.	7.150%	2/1/32	1,275	1,579
Suncor Energy Inc.	5.950%	12/1/34	250	269
Suncor Energy Inc.	6.500%	6/15/38	23,780	27,709
Suncor Energy Inc.	6.850%	6/1/39	7,250	8,808
Talisman Energy Inc.	5.125%	5/15/15	1,125	1,264
Talisman Energy Inc.	7.750%	6/1/19	16,137	20,012
Talisman Energy Inc.	7.250%	10/15/27	850	1,051
Talisman Energy Inc.	5.850%	2/1/37	6,500	7,012
Tosco Corp.	7.800%	1/1/27	900	1,252
Tosco Corp.	8.125%	2/15/30	15,350	21,811
Total Capital Canada Ltd.	1.625%	1/28/14	5,325	5,408
Total Capital SA	3.000%	6/24/15	19,075	20,188
Total Capital SA	2.300%	3/15/16	975	1,002
Total Capital SA	4.450%	6/24/20	6,925	7,743
Total Capital SA	4.125%	1/28/21	5,000	5,451
Transocean Inc.	5.250%	3/15/13	3,375	3,515
Transocean Inc.	4.950%	11/15/15	11,300	11,907
Transocean Inc.	6.000%	3/15/18	6,075	6,472
Transocean Inc.	6.500%	11/15/20	5,710	6,240
Transocean Inc.	7.500%	4/15/31	2,325	2,599
Transocean Inc.	6.800%	3/15/38	5,135	5,334
Valero Energy Corp.	4.750%	6/15/13	240	252

Valero Energy Corp.	4.500%	2/1/15	2,625	2,803
Valero Energy Corp.	9.375%	3/15/19	7,566	9,735
Valero Energy Corp.	6.125%	2/1/20	10,675	11,862
Valero Energy Corp.	7.500%	4/15/32	6,215	7,257
Valero Energy Corp.	6.625%	6/15/37	14,065	14,823
Valero Energy Corp.	10.500%	3/15/39	6,650	9,824
Weatherford International Inc.	6.350%	6/15/17	5,750	6,452
Weatherford International Inc.	6.800%	6/15/37	275	299
Weatherford International Ltd.	5.150%	3/15/13	736	769
Weatherford International Ltd.	5.500%	2/15/16	1,040	1,126
Weatherford International Ltd.	6.000%	3/15/18	8,325	9,209
Weatherford International Ltd.	9.625%	3/1/19	37,875	48,856
Weatherford International Ltd.	6.500%	8/1/36	7,925	8,294
Weatherford International Ltd.	7.000%	3/15/38	1,750	1,887
Williams Cos. Inc.	7.875%	9/1/21	1,121	1,329
Williams Cos. Inc.	7.500%	1/15/31	7,592	9,016
Williams Cos. Inc.	7.750%	6/15/31	1,754	2,138
Williams Cos. Inc.	8.750%	3/15/32	712	955
XTO Energy Inc.	5.750%	12/15/13	4,650	5,144
XTO Energy Inc.	6.250%	8/1/17	9,075	11,318

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	2,500	2,946
Fluor Corp.	3.375%	9/15/21	3,450	3,493
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	7,600	9,287
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/11	9,785	13,140

Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	4,525	4,765
Adobe Systems Inc.	4.750%	2/1/20	6,625	6,994
Agilent Technologies Inc.	5.500%	9/14/15	3,125	3,421
Agilent Technologies Inc.	6.500%	11/1/17	14,750	17,359
Amphenol Corp.	4.750%	11/15/14	4,125	4,383
Analog Devices Inc.	5.000%	7/1/14	3,425	3,756
Analog Devices Inc.	3.000%	4/15/16	1,075	1,124
Applied Materials Inc.	2.650%	6/15/16	1,000	1,020
Applied Materials Inc.	4.300%	6/15/21	7,025	7,274
Applied Materials Inc.	5.850%	6/15/41	8,925	9,969
Arrow Electronics Inc.	6.875%	7/1/13	200	216
Arrow Electronics Inc.	3.375%	11/1/15	2,600	2,584
Arrow Electronics Inc.	5.125%	3/1/21	1,185	1,182
Avnet Inc.	6.625%	9/15/16	235	260
BMC Software Inc.	7.250%	6/1/18	2,300	2,739
Broadcom Corp.	1.500%	11/1/13	2,000	2,004
CA Inc.	5.375%	12/1/19	3,500	3,817
Cisco Systems Inc.	1.625%	3/14/14	7,475	7,601
Cisco Systems Inc.	2.900%	11/17/14	1,975	2,084
Cisco Systems Inc.	5.500%	2/22/16	12,090	13,947
Cisco Systems Inc.	3.150%	3/14/17	5,275	5,574
Cisco Systems Inc.	4.950%	2/15/19	24,989	28,439
Cisco Systems Inc.	4.450%	1/15/20	22,670	25,139
Cisco Systems Inc.	5.900%	2/15/39	19,865	23,889
Cisco Systems Inc.	5.500%	1/15/40	4,475	5,201
Computer Sciences Corp.	6.500%	3/15/18	2,200	2,398
Corning Inc.	6.625%	5/15/19	3,180	3,885

Corning Inc.	7.250%	8/15/36	300	368
Corning Inc.	5.750%	8/15/40	4,525	5,054
Dell Inc.	4.700%	4/15/13	5,875	6,194
Dell Inc.	1.400%	9/10/13	6,200	6,241
Dell Inc.	2.300%	9/10/15	1,675	1,685
Dell Inc.	3.100%	4/1/16	3,000	3,084
Dell Inc.	5.650%	4/15/18	3,225	3,653
Dell Inc.	5.875%	6/15/19	3,850	4,446
Dell Inc.	6.500%	4/15/38	7,600	9,161
Dun & Bradstreet Corp.	6.000%	4/1/13	4,725	5,048
Equifax Inc.	4.450%	12/1/14	2,175	2,318
Equifax Inc.	6.300%	7/1/17	1,075	1,210
Fiserv Inc.	3.125%	10/1/15	1,100	1,117
Fiserv Inc.	3.125%	6/15/16	1,025	1,034
Fiserv Inc.	6.800%	11/20/17	5,950	6,940
Google Inc.	2.125%	5/19/16	775	797
Google Inc.	3.625%	5/19/21	6,800	7,248
Harris Corp.	5.000%	10/1/15	3,675	4,098
Harris Corp.	5.950%	12/1/17	225	260
Harris Corp.	4.400%	12/15/20	1,725	1,824
Harris Corp.	6.150%	12/15/40	3,750	4,293
Hewlett-Packard Co.	4.500%	3/1/13	12,675	13,193
Hewlett-Packard Co.	1.250%	9/13/13	9,875	9,846
Hewlett-Packard Co.	6.125%	3/1/14	17,700	19,408
Hewlett-Packard Co.	1.550%	5/30/14	4,675	4,639
Hewlett-Packard Co.	4.750%	6/2/14	11,400	12,187
Hewlett-Packard Co.	2.350%	3/15/15	6,350	6,395
Hewlett-Packard Co.	2.125%	9/13/15	12,550	12,428
Hewlett-Packard Co.	2.650%	6/1/16	3,325	3,327
Hewlett-Packard Co.	3.000%	9/15/16	8,350	8,421
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,253
Hewlett-Packard Co.	5.500%	3/1/18	6,575	7,329
Hewlett-Packard Co.	3.750%	12/1/20	6,275	6,077
Hewlett-Packard Co.	4.300%	6/1/21	675	682
Hewlett-Packard Co.	4.375%	9/15/21	2,550	2,587
Hewlett-Packard Co.	6.000%	9/15/41	3,950	4,189
HP Enterprise Services LLC	6.000%	8/1/13	5,225	5,596
IBM International Group Capital LLC	5.050%	10/22/12	20,275	21,192
Intel Corp.	1.950%	10/1/16	4,625	4,661
Intel Corp.	3.300%	10/1/21	2,850	2,909
Intel Corp.	4.800%	10/1/41	15,200	16,388
International Business Machines Corp.	2.100%	5/6/13	1,000	1,023
International Business Machines Corp.	7.500%	6/15/13	3,150	3,496
International Business Machines Corp.	1.000%	8/5/13	18,000	18,119
International Business Machines Corp.	6.500%	10/15/13	200	223
International Business Machines Corp.	2.000%	1/5/16	2,000	2,037
International Business Machines Corp.	1.950%	7/22/16	19,475	19,676
International Business Machines Corp.	5.700%	9/14/17	35,351	42,109
International Business Machines Corp.	7.625%	10/15/18	6,475	8,583
International Business Machines Corp.	7.000%	10/30/25	965	1,330
International Business Machines Corp.	6.220%	8/1/27	5,350	6,930
International Business Machines Corp.	6.500%	1/15/28	600	801
International Business Machines Corp.	5.875%	11/29/32	875	1,110
International Business Machines Corp.	5.600%	11/30/39	16,529	20,417
Intuit Inc.	5.750%	3/15/17	1,900	2,142
Juniper Networks Inc.	3.100%	3/15/16	1,095	1,116
Juniper Networks Inc.	4.600%	3/15/21	1,500	1,546

Juniper Networks Inc.	5.950%	3/15/41	2,900	3,120
KLA-Tencor Corp.	6.900%	5/1/18	3,000	3,428
Lexmark International Inc.	5.900%	6/1/13	2,825	2,989
Lexmark International Inc.	6.650%	6/1/18	4,650	5,189
Maxim Integrated Products Inc.	3.450%	6/14/13	1,800	1,859
Microsoft Corp.	0.875%	9/27/13	7,800	7,863
Microsoft Corp.	2.950%	6/1/14	7,800	8,270
Microsoft Corp.	1.625%	9/25/15	7,550	7,693
Microsoft Corp.	4.200%	6/1/19	6,625	7,348
Microsoft Corp.	3.000%	10/1/20	12,620	13,046
Microsoft Corp.	5.200%	6/1/39	2,075	2,516
Microsoft Corp.	4.500%	10/1/40	5,950	6,565
Microsoft Corp.	5.300%	2/8/41	5,190	6,399
Motorola Solutions Inc.	5.375%	11/15/12	4,975	5,161
Motorola Solutions Inc.	6.000%	11/15/17	5,350	5,939
Motorola Solutions Inc.	7.500%	5/15/25	850	998
Nokia Oyj	5.375%	5/15/19	8,400	8,260
Nokia Oyj	6.625%	5/15/39	7,625	7,083
Oracle Corp.	4.950%	4/15/13	1,725	1,838
Oracle Corp.	5.250%	1/15/16	28,071	32,309
Oracle Corp.	5.750%	4/15/18	13,915	16,617
Oracle Corp.	5.000%	7/8/19	16,625	19,314
6 Oracle Corp.	3.875%	7/15/20	3,250	3,479
Oracle Corp.	6.500%	4/15/38	3,850	5,078
Oracle Corp.	6.125%	7/8/39	6,600	8,251
6 Oracle Corp.	5.375%	7/15/40	13,925	16,174
Pitney Bowes Inc.	4.625%	10/1/12	1,725	1,781
Pitney Bowes Inc.	3.875%	6/15/13	4,225	4,367
Pitney Bowes Inc.	4.875%	8/15/14	250	268
Pitney Bowes Inc.	4.750%	1/15/16	12,000	12,869
Pitney Bowes Inc.	5.750%	9/15/17	3,500	3,673
Pitney Bowes Inc.	6.250%	3/15/19	200	223
Pitney Bowes Inc.	5.250%	1/15/37	450	467
6 SAIC Inc.	4.450%	12/1/20	1,850	2,005
6 SAIC Inc.	5.950%	12/1/40	2,550	3,071
Science Applications International Corp.	5.500%	7/1/33	2,470	2,729
Symantec Corp.	2.750%	9/15/15	600	608
Symantec Corp.	4.200%	9/15/20	7,200	7,065
Texas Instruments Inc.	2.375%	5/16/16	3,425	3,522
Tyco Electronics Group SA	6.000%	10/1/12	850	891
Tyco Electronics Group SA	7.125%	10/1/37	14,100	18,478
Xerox Corp.	8.250%	5/15/14	6,525	7,441
Xerox Corp.	4.250%	2/15/15	4,475	4,743
Xerox Corp.	6.400%	3/15/16	8,045	8,915
Xerox Corp.	6.750%	2/1/17	3,050	3,506
Xerox Corp.	6.350%	5/15/18	11,850	13,411
Xerox Corp.	5.625%	12/15/19	7,575	8,203
Xerox Corp.	6.750%	12/15/39	675	800

Transportation (0.4%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	1,048	933
4 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	1,950	1,935
4 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	3,684	3,997
Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	848

Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,750	5,469
Burlington Northern Santa Fe LLC	5.750%	3/15/18	8,150	9,503
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,800	3,915
Burlington Northern Santa Fe LLC	3.450%	9/15/21	1,375	1,391
Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,250	7,040
Burlington Northern Santa Fe LLC	7.950%	8/15/30	80	111
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	4,214
Burlington Northern Santa Fe LLC	6.150%	5/1/37	91	111
Burlington Northern Santa Fe LLC	5.750%	5/1/40	375	439
Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,625	8,121
Burlington Northern Santa Fe LLC	5.400%	6/1/41	7,050	7,918
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,775	1,875
Canadian National Railway Co.	4.400%	3/15/13	2,575	2,713
Canadian National Railway Co.	4.950%	1/15/14	1,875	2,037
Canadian National Railway Co.	5.800%	6/1/16	750	878
Canadian National Railway Co.	5.850%	11/15/17	1,150	1,365
Canadian National Railway Co.	5.550%	3/1/19	2,160	2,587
Canadian National Railway Co.	6.900%	7/15/28	450	612
Canadian National Railway Co.	6.250%	8/1/34	1,625	2,174
Canadian National Railway Co.	6.200%	6/1/36	2,675	3,452
Canadian National Railway Co.	6.375%	11/15/37	1,550	2,057
Canadian Pacific Railway Co.	4.450%	3/15/23	4,100	4,414
Canadian Pacific Railway Co.	7.125%	10/15/31	275	355
Canadian Pacific Railway Co.	5.950%	5/15/37	1,075	1,284
Con-way Inc.	6.700%	5/1/34	4,225	4,161
4 Continental Airlines 1997-4 Class A Pass
Through Trust	6.900%	1/2/18	3,085	3,147
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	5,871	5,871
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	1,283	1,299
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	1,713	1,799
CSX Corp.	6.250%	4/1/15	6,925	7,966
CSX Corp.	5.600%	5/1/17	1,500	1,721
CSX Corp.	7.900%	5/1/17	2,513	3,154
CSX Corp.	6.250%	3/15/18	13,350	16,165
CSX Corp.	7.375%	2/1/19	35,100	44,421
CSX Corp.	6.000%	10/1/36	5,931	7,175
CSX Corp.	6.150%	5/1/37	2,325	2,831
CSX Corp.	6.220%	4/30/40	5,887	7,305
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	8,377	8,461
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	10,657	11,217
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	3,795	3,757
JB Hunt Transport Services Inc.	3.375%	9/15/15	10,100	10,189
Norfolk Southern Corp.	5.257%	9/17/14	45	50
Norfolk Southern Corp.	5.750%	1/15/16	1,700	1,954
Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,486
Norfolk Southern Corp.	5.750%	4/1/18	2,575	3,017
Norfolk Southern Corp.	5.900%	6/15/19	6,325	7,612
Norfolk Southern Corp.	5.590%	5/17/25	534	625
Norfolk Southern Corp.	7.800%	5/15/27	5,500	7,844
Norfolk Southern Corp.	5.640%	5/17/29	2,305	2,737
Norfolk Southern Corp.	7.250%	2/15/31	5,772	7,917

6 Norfolk Southern Corp.	4.837%	10/1/41	11,566	12,044
Norfolk Southern Corp.	6.000%	5/23/11	6,600	7,861
Norfolk Southern Railway Co.	9.750%	6/15/20	1,554	2,295
Ryder System Inc.	5.850%	3/1/14	1,725	1,887
Ryder System Inc.	3.150%	3/2/15	5,275	5,379
Ryder System Inc.	7.200%	9/1/15	3,650	4,294
Ryder System Inc.	3.600%	3/1/16	3,650	3,806
Ryder System Inc.	5.850%	11/1/16	7,425	8,540
Southwest Airlines Co.	5.250%	10/1/14	175	188
Southwest Airlines Co.	5.750%	12/15/16	3,800	4,230
Southwest Airlines Co.	5.125%	3/1/17	700	744
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	1,714	1,794
4 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	1,049	1,141
Union Pacific Corp.	5.450%	1/31/13	4,375	4,613
Union Pacific Corp.	4.000%	2/1/21	200	212
6 Union Pacific Corp.	4.163%	7/15/22	26,506	28,300
Union Pacific Corp.	6.625%	2/1/29	1,900	2,460
Union Pacific Corp.	5.780%	7/15/40	5,175	6,207
Union Pacific Corp.	4.750%	9/15/41	7,400	7,601
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	1,278	1,566
United Parcel Service Inc.	3.875%	4/1/14	10,175	10,969
United Parcel Service Inc.	5.500%	1/15/18	2,360	2,844
United Parcel Service Inc.	5.125%	4/1/19	5,850	7,067
United Parcel Service Inc.	3.125%	1/15/21	9,660	10,111
United Parcel Service Inc.	6.200%	1/15/38	4,650	6,228
				10,706,955
Utilities (2.3%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	2,300	2,846
Alabama Power Co.	4.850%	12/15/12	1,875	1,963
Alabama Power Co.	5.200%	6/1/41	3,550	4,141
Ameren Corp.	8.875%	5/15/14	1,000	1,134
Ameren Illinois Co.	6.125%	11/15/17	1,300	1,526
Ameren Illinois Co.	6.250%	4/1/18	4,425	5,138
Appalachian Power Co.	3.400%	5/24/15	5,250	5,568
Appalachian Power Co.	7.950%	1/15/20	350	461
Appalachian Power Co.	4.600%	3/30/21	5,975	6,503
Appalachian Power Co.	5.800%	10/1/35	950	1,102
Appalachian Power Co.	7.000%	4/1/38	700	938
Arizona Public Service Co.	5.800%	6/30/14	625	694
Arizona Public Service Co.	4.650%	5/15/15	2,925	3,158
Arizona Public Service Co.	8.750%	3/1/19	2,300	2,925
Arizona Public Service Co.	5.500%	9/1/35	600	652
Atlantic City Electric Co.	7.750%	11/15/18	5,225	6,959
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	4,053
Baltimore Gas & Electric Co.	6.350%	10/1/36	625	798
Carolina Power & Light Co.	5.125%	9/15/13	5,350	5,789
Carolina Power & Light Co.	5.300%	1/15/19	35,600	41,814
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	13,610	14,514
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	400	434
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	225	253
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	396
CenterPoint Energy Inc.	6.500%	5/1/18	70	82
Cleco Power LLC	6.000%	12/1/40	4,075	4,866
Cleveland Electric Illuminating Co.	5.650%	12/15/13	175	190

Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,677	3,376
Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	1,039
Columbus Southern Power Co.	5.850%	10/1/35	5,450	6,301
Commonwealth Edison Co.	5.950%	8/15/16	11,630	13,516
Commonwealth Edison Co.	6.150%	9/15/17	13,650	15,971
Commonwealth Edison Co.	5.800%	3/15/18	2,975	3,487
Commonwealth Edison Co.	4.000%	8/1/20	2,175	2,286
8 Commonwealth Edison Co.	5.875%	2/1/33	490	568
Commonwealth Edison Co.	5.900%	3/15/36	2,375	2,852
Commonwealth Edison Co.	6.450%	1/15/38	7,925	10,173
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	6,791
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,940	3,089
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,596
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,675	6,625
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	420
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,975	7,480
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,100	6,915
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	2,625	3,182
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,000	3,797
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	5,250	6,750
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,475	4,724
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,250	6,325
Consolidated Natural Gas Co.	5.000%	12/1/14	4,725	5,195
Constellation Energy Group Inc.	4.550%	6/15/15	8,631	9,038
Constellation Energy Group Inc.	7.600%	4/1/32	2,415	2,942
Consumers Energy Co.	5.375%	4/15/13	4,100	4,361
Consumers Energy Co.	5.500%	8/15/16	1,800	2,065
Consumers Energy Co.	6.125%	3/15/19	550	666
Consumers Energy Co.	6.700%	9/15/19	5,000	6,256
Detroit Edison Co.	3.450%	10/1/20	1,700	1,752
Detroit Edison Co.	3.900%	6/1/21	1,575	1,681
Detroit Edison Co.	5.700%	10/1/37	950	1,186
Dominion Resources Inc.	1.800%	3/15/14	3,800	3,837
Dominion Resources Inc.	5.150%	7/15/15	15,258	17,102
Dominion Resources Inc.	2.250%	9/1/15	2,880	2,913
Dominion Resources Inc.	1.950%	8/15/16	5,450	5,419
Dominion Resources Inc.	6.000%	11/30/17	4,625	5,460
Dominion Resources Inc.	6.400%	6/15/18	290	350
Dominion Resources Inc.	8.875%	1/15/19	430	575
Dominion Resources Inc.	4.450%	3/15/21	4,225	4,596
Dominion Resources Inc.	6.300%	3/15/33	1,400	1,713
Dominion Resources Inc.	5.250%	8/1/33	2,575	2,904
Dominion Resources Inc.	5.950%	6/15/35	8,775	10,357
Dominion Resources Inc.	7.000%	6/15/38	425	575
Dominion Resources Inc.	4.900%	8/1/41	9,050	9,455
4 Dominion Resources Inc.	7.500%	6/30/66	3,775	3,874
DTE Energy Co.	6.375%	4/15/33	175	216
Duke Energy Carolinas LLC	5.750%	11/15/13	400	439
Duke Energy Carolinas LLC	4.300%	6/15/20	5,700	6,362
Duke Energy Carolinas LLC	6.000%	12/1/28	2,750	3,358
Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	2,056
Duke Energy Carolinas LLC	6.100%	6/1/37	7,725	9,757
Duke Energy Carolinas LLC	6.000%	1/15/38	175	227
Duke Energy Carolinas LLC	6.050%	4/15/38	4,675	6,112
Duke Energy Carolinas LLC	5.300%	2/15/40	3,275	3,892
Duke Energy Corp.	6.300%	2/1/14	4,420	4,932
Duke Energy Corp.	3.950%	9/15/14	4,225	4,504

Duke Energy Corp.	3.350%	4/1/15	4,675	4,889
Duke Energy Corp.	5.050%	9/15/19	10,000	11,248
Duke Energy Indiana Inc.	5.000%	9/15/13	425	456
Duke Energy Indiana Inc.	6.050%	6/15/16	325	370
Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,305
Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	10,790
Duke Energy Indiana Inc.	6.450%	4/1/39	900	1,219
Duke Energy Ohio Inc.	2.100%	6/15/13	3,800	3,875
Duke Energy Ohio Inc.	5.450%	4/1/19	8	10
El Paso Electric Co.	6.000%	5/15/35	1,725	1,994
Empresa Nacional de Electricidad SA	8.350%	8/1/13	2,275	2,489
Enersis SA/Cayman Island	7.375%	1/15/14	2,500	2,726
Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,546
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,675	10,089
Entergy Louisiana LLC	5.400%	11/1/24	325	374
Exelon Corp.	4.900%	6/15/15	7,000	7,606
Exelon Corp.	5.625%	6/15/35	1,100	1,190
Exelon Generation Co. LLC	5.350%	1/15/14	3,148	3,387
Exelon Generation Co. LLC	4.000%	10/1/20	8,800	8,789
Exelon Generation Co. LLC	6.250%	10/1/39	1,175	1,361
Exelon Generation Co. LLC	5.750%	10/1/41	5,200	5,581
FirstEnergy Corp.	7.375%	11/15/31	7,855	9,653
FirstEnergy Solutions Corp.	4.800%	2/15/15	6,825	7,229
FirstEnergy Solutions Corp.	6.050%	8/15/21	75	83
FirstEnergy Solutions Corp.	6.800%	8/15/39	2,800	3,109
Florida Power & Light Co.	4.850%	2/1/13	2,375	2,495
Florida Power & Light Co.	5.550%	11/1/17	1,850	2,214
Florida Power & Light Co.	5.950%	10/1/33	225	288
Florida Power & Light Co.	5.625%	4/1/34	3,825	4,721
Florida Power & Light Co.	4.950%	6/1/35	550	626
Florida Power & Light Co.	5.400%	9/1/35	5,650	6,829
Florida Power & Light Co.	6.200%	6/1/36	3,650	4,879
Florida Power & Light Co.	5.650%	2/1/37	3,975	4,975
Florida Power & Light Co.	5.850%	5/1/37	1,675	2,152
Florida Power & Light Co.	5.950%	2/1/38	9,850	12,859
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,545
Florida Power Corp.	4.800%	3/1/13	9,875	10,399
Florida Power Corp.	5.650%	6/15/18	3,100	3,739
Florida Power Corp.	6.350%	9/15/37	10,125	13,502
Florida Power Corp.	6.400%	6/15/38	6,600	8,684
Florida Power Corp.	5.650%	4/1/40	1,000	1,233
Georgia Power Co.	6.000%	11/1/13	3,000	3,306
Georgia Power Co.	3.000%	4/15/16	3,400	3,571
Georgia Power Co.	5.700%	6/1/17	16,444	19,293
Georgia Power Co.	5.650%	3/1/37	325	400
Georgia Power Co.	5.950%	2/1/39	4,025	5,100
Georgia Power Co.	5.400%	6/1/40	4,000	4,719
Great Plains Energy Inc.	2.750%	8/15/13	3,000	3,049
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,276
Iberdrola International BV	6.750%	7/15/36	3,650	3,770
Indiana Michigan Power Co.	7.000%	3/15/19	625	772
Indiana Michigan Power Co.	6.050%	3/15/37	8,175	9,787
4 Integrys Energy Group Inc.	6.110%	12/1/66	4,990	4,790
Interstate Power & Light Co.	6.250%	7/15/39	2,400	3,139
Jersey Central Power & Light Co.	5.625%	5/1/16	8,700	9,959
Jersey Central Power & Light Co.	5.650%	6/1/17	1,925	2,218
Kansas City Power & Light Co.	6.050%	11/15/35	1,725	1,897

Kansas City Power & Light Co.	5.300%	10/1/41	3,450	3,522
4 Kansas Gas & Electric	5.647%	3/29/21	150	158
Kentucky Utilities Co.	1.625%	11/1/15	750	748
Kentucky Utilities Co.	3.250%	11/1/20	3,550	3,664
Kentucky Utilities Co.	5.125%	11/1/40	2,410	2,859
LG&E and KU Energy LLC	2.125%	11/15/15	2,800	2,745
LG&E and KU Energy LLC	3.750%	11/15/20	3,655	3,611
Louisville Gas & Electric Co.	5.125%	11/15/40	2,075	2,462
Metropolitan Edison Co.	7.700%	1/15/19	5,236	6,635
MidAmerican Energy Co.	5.125%	1/15/13	6,175	6,513
MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,153
MidAmerican Energy Co.	5.300%	3/15/18	450	525
MidAmerican Energy Co.	6.750%	12/30/31	4,650	6,193
MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,690
Midamerican Energy Holdings Co.	5.875%	10/1/12	5,845	6,140
Midamerican Energy Holdings Co.	5.000%	2/15/14	1,175	1,268
Midamerican Energy Holdings Co.	5.750%	4/1/18	8,575	9,898
Midamerican Energy Holdings Co.	8.480%	9/15/28	600	835
Midamerican Energy Holdings Co.	6.125%	4/1/36	26,147	31,396
Midamerican Energy Holdings Co.	5.950%	5/15/37	9,250	10,836
Midamerican Energy Holdings Co.	6.500%	9/15/37	2,390	2,997
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	5,775	6,242
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	2,265	2,465
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	6,750	7,307
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	4,600	5,312
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	11,585	13,420
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	21,280	30,612
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	4,550	6,370
Nevada Power Co.	7.125%	3/15/19	16,965	21,272
Nevada Power Co.	6.650%	4/1/36	775	1,030
Nevada Power Co.	6.750%	7/1/37	1,175	1,613
Nevada Power Co.	5.375%	9/15/40	5,605	6,564
Nevada Power Co.	5.450%	5/15/41	900	1,059
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	2,600	2,769
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,825	3,908
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	2,000	2,027
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	825	990
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	20,650	24,055
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,175	2,088
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,750	2,671
Northern States Power Co.	1.950%	8/15/15	2,225	2,272
Northern States Power Co.	5.250%	3/1/18	1,875	2,233
Northern States Power Co.	5.250%	7/15/35	325	388
Northern States Power Co.	6.250%	6/1/36	1,650	2,222
Northern States Power Co.	6.200%	7/1/37	5,425	7,298
Northern States Power Co.	5.350%	11/1/39	3,700	4,515
Northern States Power Co.	4.850%	8/15/40	525	597
NSTAR	4.500%	11/15/19	6,535	7,159
NSTAR Electric Co.	4.875%	4/15/14	2,600	2,831
NSTAR Electric Co.	5.625%	11/15/17	5,350	6,347

NSTAR Electric Co.	5.500%	3/15/40	2,950	3,622
Oglethorpe Power Corp.	5.950%	11/1/39	1,700	2,081
Oglethorpe Power Corp.	5.375%	11/1/40	4,800	5,450
Ohio Edison Co.	6.400%	7/15/16	3,800	4,440
Ohio Power Co.	5.750%	9/1/13	6,725	7,217
Ohio Power Co.	6.000%	6/1/16	3,275	3,770
Oklahoma Gas & Electric Co.	5.850%	6/1/40	3,200	4,024
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,225	4,551
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,340	8,398
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,325	4,025
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,371	6,802
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,125	2,839
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	5,036
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,805	2,597
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	325	365
Pacific Gas & Electric Co.	4.800%	3/1/14	16,975	18,358
Pacific Gas & Electric Co.	5.625%	11/30/17	3,425	3,993
Pacific Gas & Electric Co.	3.500%	10/1/20	19,650	20,112
Pacific Gas & Electric Co.	4.250%	5/15/21	4,650	4,973
Pacific Gas & Electric Co.	6.050%	3/1/34	25,462	30,623
Pacific Gas & Electric Co.	5.800%	3/1/37	16,875	19,606
Pacific Gas & Electric Co.	6.350%	2/15/38	1,800	2,246
Pacific Gas & Electric Co.	6.250%	3/1/39	3,775	4,670
Pacific Gas & Electric Co.	5.400%	1/15/40	4,250	4,761
PacifiCorp	7.700%	11/15/31	1,299	1,909
PacifiCorp	5.250%	6/15/35	100	114
PacifiCorp	5.750%	4/1/37	150	180
PacifiCorp	6.250%	10/15/37	8,625	11,017
PacifiCorp	6.000%	1/15/39	875	1,089
Peco Energy Co.	5.350%	3/1/18	675	803
Pennsylvania Electric Co.	6.050%	9/1/17	2,250	2,568
Pennsylvania Electric Co.	5.200%	4/1/20	10,400	11,643
Pennsylvania Electric Co.	6.150%	10/1/38	10,400	12,509
Pepco Holdings Inc.	2.700%	10/1/15	150	154
Potomac Electric Power Co.	6.500%	11/15/37	7,882	10,614
PPL Electric Utilities Corp.	3.000%	9/15/21	1,075	1,079
PPL Electric Utilities Corp.	6.250%	5/15/39	4,600	6,158
PPL Energy Supply LLC	6.300%	7/15/13	2,950	3,152
PPL Energy Supply LLC	5.400%	8/15/14	800	863
PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,695
PPL Energy Supply LLC	6.500%	5/1/18	8,025	9,221
Progress Energy Inc.	6.050%	3/15/14	875	965
Progress Energy Inc.	4.875%	12/1/19	8,100	9,026
Progress Energy Inc.	7.750%	3/1/31	1,625	2,213
Progress Energy Inc.	7.000%	10/30/31	900	1,146
Progress Energy Inc.	6.000%	12/1/39	6,700	7,955
PSEG Power LLC	2.500%	4/15/13	1,775	1,800
PSEG Power LLC	5.000%	4/1/14	3,150	3,363
PSEG Power LLC	5.500%	12/1/15	14,230	15,765
PSEG Power LLC	2.750%	9/15/16	4,400	4,403
PSEG Power LLC	5.125%	4/15/20	1,701	1,850
PSEG Power LLC	4.150%	9/15/21	3,900	3,920
PSEG Power LLC	8.625%	4/15/31	350	491
Public Service Co. of Colorado	7.875%	10/1/12	8,525	9,100
Public Service Co. of Colorado	5.500%	4/1/14	165	182
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,781
Public Service Co. of Colorado	5.125%	6/1/19	8,825	10,432

Public Service Co. of Colorado	3.200%	11/15/20	1,775	1,822
Public Service Co. of Colorado	6.250%	9/1/37	2,325	3,149
Public Service Co. of Colorado	4.750%	8/15/41	2,925	3,288
Public Service Co. of Oklahoma	5.150%	12/1/19	100	111
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	6,078
Public Service Electric & Gas Co.	0.850%	8/15/14	2,500	2,483
Public Service Electric & Gas Co.	2.700%	5/1/15	3,300	3,460
Public Service Electric & Gas Co.	3.500%	8/15/20	500	523
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	5,787
Puget Sound Energy Inc.	5.483%	6/1/35	800	916
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	6,574
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	3,216
Puget Sound Energy Inc.	5.795%	3/15/40	1,515	1,833
Puget Sound Energy Inc.	5.764%	7/15/40	1,700	2,050
Puget Sound Energy Inc.	5.638%	4/15/41	3,025	3,595
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,432
San Diego Gas & Electric Co.	5.350%	5/15/35	800	960
San Diego Gas & Electric Co.	4.500%	8/15/40	3,350	3,658
SCANA Corp.	4.750%	5/15/21	2,675	2,821
Sierra Pacific Power Co.	6.000%	5/15/16	4,925	5,675
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	5,753
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,710	2,155
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,125	2,793
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	251
South Carolina Electric & Gas Co.	6.050%	1/15/38	4,300	5,484
South Carolina Electric & Gas Co.	5.450%	2/1/41	4,200	5,007
Southern California Edison Co.	5.000%	1/15/14	3,350	3,643
Southern California Edison Co.	4.650%	4/1/15	3,600	3,973
Southern California Edison Co.	5.000%	1/15/16	1,175	1,337
Southern California Edison Co.	3.875%	6/1/21	7,675	8,317
Southern California Edison Co.	6.650%	4/1/29	1,536	2,037
Southern California Edison Co.	6.000%	1/15/34	6,675	8,676
Southern California Edison Co.	5.750%	4/1/35	925	1,176
Southern California Edison Co.	5.350%	7/15/35	4,400	5,335
Southern California Edison Co.	5.550%	1/15/36	1,400	1,745
Southern California Edison Co.	5.625%	2/1/36	6,275	7,894
Southern California Edison Co.	5.550%	1/15/37	6,975	8,733
Southern California Edison Co.	5.950%	2/1/38	410	542
Southern California Edison Co.	4.500%	9/1/40	8,575	9,365
Southern Co.	4.150%	5/15/14	3,850	4,105
Southern Power Co.	4.875%	7/15/15	1,550	1,696
Southern Power Co.	5.150%	9/15/41	6,800	7,085
Southwestern Electric Power Co.	5.550%	1/15/17	400	445
Southwestern Electric Power Co.	5.875%	3/1/18	1,142	1,317
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	4,279
Southwestern Electric Power Co.	6.200%	3/15/40	2,175	2,576
Tampa Electric Co.	6.100%	5/15/18	275	332
Tampa Electric Co.	6.550%	5/15/36	3,000	3,919
TECO Finance Inc.	4.000%	3/15/16	2,650	2,842
TECO Finance Inc.	5.150%	3/15/20	2,475	2,780
Toledo Edison Co.	6.150%	5/15/37	6,525	7,727
TransAlta Corp.	4.750%	1/15/15	1,050	1,118
TransAlta Corp.	6.650%	5/15/18	1,325	1,547
TransAlta Corp.	6.500%	3/15/40	650	740
UIL Holdings Corp.	4.625%	10/1/20	2,650	2,726
Union Electric Co.	6.700%	2/1/19	6,566	8,100
Union Electric Co.	8.450%	3/15/39	1,725	2,823

United Utilities plc	5.375%	2/1/19	4,950	5,311
United Utilities plc	6.875%	8/15/28	850	989
Virginia Electric and Power Co.	5.100%	11/30/12	800	837
Virginia Electric and Power Co.	5.400%	1/15/16	1,300	1,494
Virginia Electric and Power Co.	5.400%	4/30/18	3,170	3,733
Virginia Electric and Power Co.	5.000%	6/30/19	3,500	4,030
Virginia Electric and Power Co.	3.450%	9/1/22	250	259
Virginia Electric and Power Co.	6.000%	1/15/36	5,575	7,061
Virginia Electric and Power Co.	6.000%	5/15/37	2,100	2,662
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	4,566
Virginia Electric and Power Co.	8.875%	11/15/38	675	1,107
Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	5,118
Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,242
Wisconsin Electric Power Co.	5.700%	12/1/36	825	997
4 Wisconsin Energy Corp.	6.250%	5/15/67	14,025	14,007
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,367
Wisconsin Power & Light Co.	6.375%	8/15/37	4,780	6,335
Xcel Energy Inc.	5.613%	4/1/17	592	669
Xcel Energy Inc.	4.700%	5/15/20	1,000	1,116
Xcel Energy Inc.	6.500%	7/1/36	3,050	4,020

Natural Gas (0.7%)
AGL Capital Corp.	5.250%	8/15/19	1,100	1,236
AGL Capital Corp.	3.500%	9/15/21	3,550	3,492
AGL Capital Corp.	5.875%	3/15/41	3,310	3,821
Atmos Energy Corp.	4.950%	10/15/14	3,320	3,641
Atmos Energy Corp.	8.500%	3/15/19	2,275	3,076
Atmos Energy Corp.	5.500%	6/15/41	5,700	6,700
Boardwalk Pipelines LP	5.500%	2/1/17	3,225	3,576
British Transco Finance Inc.	6.625%	6/1/18	2,235	2,735
Buckeye Partners LP	6.050%	1/15/18	350	397
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,550
CenterPoint Energy Resources Corp.	4.500%	1/15/21	4,226	4,356
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,750	1,939
DCP Midstream LLC	8.125%	8/16/30	325	414
DCP Midstream Operating LP	3.250%	10/1/15	3,325	3,339
El Paso Natural Gas Co.	5.950%	4/15/17	11,405	12,838
El Paso Natural Gas Co.	8.625%	1/15/22	6,755	8,693
Enbridge Energy Partners LP	6.500%	4/15/18	7,583	8,873
Enbridge Energy Partners LP	9.875%	3/1/19	7,975	10,645
Enbridge Energy Partners LP	7.500%	4/15/38	7,120	9,117
Enbridge Inc.	5.800%	6/15/14	175	193
Enbridge Inc.	5.600%	4/1/17	275	308
Energy Transfer Partners LP	6.000%	7/1/13	10,417	11,050
Energy Transfer Partners LP	8.500%	4/15/14	5,375	6,161
Energy Transfer Partners LP	5.950%	2/1/15	8,475	9,114
Energy Transfer Partners LP	6.125%	2/15/17	1,225	1,341
Energy Transfer Partners LP	6.700%	7/1/18	340	380
Energy Transfer Partners LP	9.000%	4/15/19	26,900	32,442
Energy Transfer Partners LP	6.625%	10/15/36	2,050	2,086
Energy Transfer Partners LP	7.500%	7/1/38	2,590	2,784
Energy Transfer Partners LP	6.050%	6/1/41	800	750
9 Enron Corp.	7.625%	9/10/04	1,600	—
9 Enron Corp.	6.625%	11/15/05	1,075	—
9 Enron Corp.	7.125%	5/15/07	6,846	1
9 Enron Corp.	6.875%	10/15/07	6,700	1
9 Enron Corp.	6.750%	8/1/09	5,145	1

Enterprise Products Operating LLC	5.650%	4/1/13	3,475	3,665
Enterprise Products Operating LLC	5.900%	4/15/13	2,175	2,304
Enterprise Products Operating LLC	9.750%	1/31/14	12,165	14,246
Enterprise Products Operating LLC	6.300%	9/15/17	19,825	22,959
Enterprise Products Operating LLC	6.650%	4/15/18	2,425	2,857
Enterprise Products Operating LLC	6.500%	1/31/19	2,775	3,252
Enterprise Products Operating LLC	5.200%	9/1/20	3,200	3,509
Enterprise Products Operating LLC	6.875%	3/1/33	1,950	2,317
Enterprise Products Operating LLC	6.650%	10/15/34	1,900	2,216
Enterprise Products Operating LLC	7.550%	4/15/38	2,925	3,669
Enterprise Products Operating LLC	6.125%	10/15/39	5,160	5,632
Enterprise Products Operating LLC	6.450%	9/1/40	725	820
Enterprise Products Operating LLC	5.950%	2/1/41	1,400	1,506
Enterprise Products Operating LLC	5.700%	2/15/42	3,800	3,951
EQT Corp.	6.500%	4/1/18	11,475	12,991
EQT Corp.	8.125%	6/1/19	325	395
9 HNG Internorth	9.625%	3/15/06	3,680	—
KeySpan Corp.	8.000%	11/15/30	50	71
Kinder Morgan Energy Partners LP	5.000%	12/15/13	12,425	13,308
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,925	2,097
Kinder Morgan Energy Partners LP	5.625%	2/15/15	300	332
Kinder Morgan Energy Partners LP	6.000%	2/1/17	230	260
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,325	11,720
Kinder Morgan Energy Partners LP	6.850%	2/15/20	9,025	10,587
Kinder Morgan Energy Partners LP	7.300%	8/15/33	505	589
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	98
Kinder Morgan Energy Partners LP	6.500%	2/1/37	13,225	13,969
Kinder Morgan Energy Partners LP	6.950%	1/15/38	7,200	7,933
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,000	6,505
Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,500	8,370
Magellan Midstream Partners LP	5.650%	10/15/16	875	1,003
Magellan Midstream Partners LP	6.550%	7/15/19	4,525	5,421
Magellan Midstream Partners LP	4.250%	2/1/21	3,920	4,049
National Grid plc	6.300%	8/1/16	8,600	9,938
Nisource Finance Corp.	6.150%	3/1/13	425	450
Nisource Finance Corp.	5.400%	7/15/14	5,108	5,554
Nisource Finance Corp.	5.250%	9/15/17	925	1,004
Nisource Finance Corp.	6.400%	3/15/18	13,625	15,502
Nisource Finance Corp.	6.800%	1/15/19	150	175
Nisource Finance Corp.	5.450%	9/15/20	1,600	1,722
Nisource Finance Corp.	6.125%	3/1/22	1,825	2,068
Nisource Finance Corp.	6.250%	12/15/40	2,225	2,438
Nisource Finance Corp.	5.950%	6/15/41	6,650	7,155
NuStar Logistics LP	7.650%	4/15/18	4,825	5,810
Oneok Inc.	5.200%	6/15/15	4,000	4,378
Oneok Inc.	6.000%	6/15/35	5,850	6,306
ONEOK Partners LP	3.250%	2/1/16	2,500	2,537
ONEOK Partners LP	6.150%	10/1/16	4,525	5,139
ONEOK Partners LP	8.625%	3/1/19	16,575	21,339
ONEOK Partners LP	6.650%	10/1/36	12,525	14,598
ONEOK Partners LP	6.850%	10/15/37	4,925	5,892
ONEOK Partners LP	6.125%	2/1/41	5,000	5,505
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	8,050	9,313
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	1,050	1,260
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	4,440	4,966

Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	925	1,067
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	2,475	3,161
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	1,400	1,544
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	700	733
Questar Corp.	2.750%	2/1/16	600	606
Sempra Energy	6.000%	2/1/13	700	742
Sempra Energy	2.000%	3/15/14	8,025	8,112
Sempra Energy	6.150%	6/15/18	100	118
Sempra Energy	6.000%	10/15/39	1,250	1,517
Southern California Gas Co.	5.750%	11/15/35	950	1,226
6 Southern Natural Gas Co.	5.900%	4/1/17	4,990	5,708
Southern Natural Gas Co.	8.000%	3/1/32	5,832	7,579
Southern Union Co.	7.600%	2/1/24	8,260	9,808
Spectra Energy Capital LLC	6.250%	2/15/13	1,146	1,213
Spectra Energy Capital LLC	5.500%	3/1/14	3,125	3,369
Spectra Energy Capital LLC	5.668%	8/15/14	150	165
Spectra Energy Capital LLC	6.200%	4/15/18	300	343
Spectra Energy Capital LLC	6.750%	2/15/32	2,250	2,582
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	750	838
Tennessee Gas Pipeline Co.	7.000%	10/15/28	120	143
Tennessee Gas Pipeline Co.	7.625%	4/1/37	1,342	1,691
Texas Eastern Transmission LP	7.000%	7/15/32	200	256
Texas Gas Transmission LLC	4.600%	6/1/15	2,875	3,091
TransCanada PipeLines Ltd.	4.000%	6/15/13	3,950	4,133
TransCanada PipeLines Ltd.	3.400%	6/1/15	500	530
TransCanada PipeLines Ltd.	6.500%	8/15/18	11,950	14,779
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,550	3,243
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,900	8,295
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,583
TransCanada PipeLines Ltd.	5.850%	3/15/36	13,375	16,303
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,425	9,175
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,017	2,746
TransCanada PipeLines Ltd.	7.625%	1/15/39	354	489
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	12,221	12,154
Williams Partners LP	3.800%	2/15/15	2,900	3,025
Williams Partners LP	5.250%	3/15/20	45,220	48,709
Williams Partners LP	6.300%	4/15/40	3,500	3,911
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	11,225	13,095

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	10,200	12,013
American Water Capital Corp.	6.593%	10/15/37	5,300	6,362
Veolia Environnement SA	6.000%	6/1/18	7,020	7,917

				2,207,542
Total Corporate Bonds (Cost $18,414,458)				19,741,483
Sovereign Bonds (U.S. Dollar-Denominated) (4.5%)
African Development Bank	1.000%	11/23/11	5,575	5,579
African Development Bank	1.750%	10/1/12	4,450	4,480
African Development Bank	1.625%	2/11/13	7,425	7,552
African Development Bank	3.000%	5/27/14	17,625	18,798

	African Development Bank	1.250%	9/2/16	6,550	6,566
	Asian Development Bank	1.625%	7/15/13	23,725	24,245
	Asian Development Bank	3.625%	9/5/13	23,500	24,882
	Asian Development Bank	2.750%	5/21/14	18,145	19,202
	Asian Development Bank	0.875%	6/10/14	5,350	5,390
	Asian Development Bank	4.250%	10/20/14	5,875	6,502
	Asian Development Bank	2.625%	2/9/15	24,975	26,420
	Asian Development Bank	2.500%	3/15/16	14,550	15,506
	Asian Development Bank	5.500%	6/27/16	5,175	6,215
	Asian Development Bank	5.250%	6/12/17	600	725
	Asian Development Bank	5.593%	7/16/18	3,528	4,326
	Brazilian Government International Bond	10.250%	6/17/13	2,200	2,518
	Brazilian Government International Bond	7.875%	3/7/15	8,200	9,643
	Brazilian Government International Bond	6.000%	1/17/17	30,605	34,752
4	Brazilian Government International Bond	8.000%	1/15/18	17,645	20,821
	Brazilian Government International Bond	5.875%	1/15/19	41,825	47,952
	Brazilian Government International Bond	8.875%	10/14/19	11,650	15,786
	Brazilian Government International Bond	4.875%	1/22/21	12,050	12,849
	Brazilian Government International Bond	8.875%	4/15/24	3,125	4,453
	Brazilian Government International Bond	8.875%	4/15/24	1,500	2,130
	Brazilian Government International Bond	8.750%	2/4/25	12,250	17,211
	Brazilian Government International Bond	10.125%	5/15/27	12,325	19,288
	Brazilian Government International Bond	8.250%	1/20/34	16,525	23,135
	Brazilian Government International Bond	7.125%	1/20/37	16,706	21,330
	Brazilian Government International Bond	11.000%	8/17/40	13,300	17,509
	Brazilian Government International Bond	5.625%	1/7/41	24,450	26,284
	Canada Government International Bond	2.375%	9/10/14	4,175	4,385
	Chile Government International Bond	5.500%	1/15/13	2,965	3,123
	Chile Government International Bond	3.875%	8/5/20	8,850	9,247
	Chile Government International Bond	3.250%	9/14/21	1,000	973
	China Development Bank Corp.	4.750%	10/8/14	3,700	3,953
	China Development Bank Corp.	5.000%	10/15/15	1,450	1,572
	China Government International Bond	4.750%	10/29/13	5,700	6,094
	Colombia Government International Bond	10.750%	1/15/13	2,150	2,381
	Colombia Government International Bond	8.250%	12/22/14	3,200	3,744
	Colombia Government International Bond	7.375%	1/27/17	10,875	12,996
	Colombia Government International Bond	7.375%	3/18/19	13,300	16,326
	Colombia Government International Bond	11.750%	2/25/20	3,350	5,092
	Colombia Government International Bond	4.375%	7/12/21	14,675	14,895
	Colombia Government International Bond	8.125%	5/21/24	5,600	7,364
	Colombia Government International Bond	7.375%	9/18/37	9,450	12,190
	Colombia Government International Bond	6.125%	1/18/41	19,150	21,664
	Corp. Andina de Fomento	5.200%	5/21/13	2,400	2,528
	Corp. Andina de Fomento	5.125%	5/5/15	1,100	1,185
	Corp. Andina de Fomento	3.750%	1/15/16	5,825	5,896
	Corp. Andina de Fomento	5.750%	1/12/17	16,625	18,152
	Corp. Andina de Fomento	8.125%	6/4/19	12,000	14,711
	Council Of Europe Development Bank	2.750%	2/10/15	5,675	6,005
	Council Of Europe Development Bank	2.625%	2/16/16	6,950	7,384
[10] Development Bank of Japan		4.250%	6/9/15	11,375	12,572
	Eksportfinans ASA	1.875%	4/2/13	400	408
	Eksportfinans ASA	3.000%	11/17/14	7,250	7,638
	Eksportfinans ASA	2.000%	9/15/15	5,825	5,943
	Eksportfinans ASA	5.500%	5/25/16	9,520	11,204
	Eksportfinans ASA	5.500%	6/26/17	17,500	20,657
	European Bank for Reconstruction &
	Development	2.750%	4/20/15	19,100	20,263

European Bank for Reconstruction &
Development	1.625%	9/3/15	6,550	6,623
European Bank for Reconstruction &
Development	2.500%	3/15/16	8,100	8,614
European Investment Bank	1.625%	3/15/13	12,800	13,004
European Investment Bank	2.875%	3/15/13	8,100	8,357
European Investment Bank	3.250%	5/15/13	35,700	37,140
European Investment Bank	1.875%	6/17/13	11,650	11,896
European Investment Bank	4.250%	7/15/13	33,575	35,753
European Investment Bank	1.250%	9/17/13	15,975	16,190
European Investment Bank	1.250%	2/14/14	3,400	3,441
European Investment Bank	2.375%	3/14/14	24,750	25,742
European Investment Bank	1.500%	5/15/14	39,400	40,146
European Investment Bank	4.625%	5/15/14	35,482	39,005
European Investment Bank	3.125%	6/4/14	58,200	61,829
European Investment Bank	1.125%	8/15/14	43,050	43,450
European Investment Bank	2.875%	1/15/15	15,400	16,440
European Investment Bank	2.750%	3/23/15	20,100	21,391
European Investment Bank	1.625%	9/1/15	19,025	19,491
European Investment Bank	1.375%	10/20/15	24,325	24,700
European Investment Bank	4.875%	2/16/16	19,250	22,218
European Investment Bank	2.500%	5/16/16	29,250	30,905
European Investment Bank	2.125%	7/15/16	21,800	22,698
European Investment Bank	5.125%	9/13/16	18,700	22,155
European Investment Bank	1.250%	10/14/16	14,250	14,188
European Investment Bank	4.875%	1/17/17	25,625	30,095
European Investment Bank	5.125%	5/30/17	28,695	34,081
European Investment Bank	2.875%	9/15/20	18,000	18,897
European Investment Bank	4.000%	2/16/21	24,075	27,599
European Investment Bank	4.875%	2/15/36	300	360
Export Development Canada	3.500%	5/16/13	9,600	10,036
Export Development Canada	3.125%	4/24/14	225	239
Export Development Canada	2.250%	5/28/15	3,500	3,691
Export-Import Bank of Korea	5.500%	10/17/12	8,350	8,642
Export-Import Bank of Korea	8.125%	1/21/14	18,550	20,753
Export-Import Bank of Korea	5.875%	1/14/15	19,025	20,228
Export-Import Bank of Korea	5.125%	3/16/15	2,500	2,616
Export-Import Bank of Korea	4.125%	9/9/15	4,925	5,003
Export-Import Bank of Korea	3.750%	10/20/16	4,950	4,825
Export-Import Bank of Korea	5.125%	6/29/20	5,700	5,787
Export-Import Bank of Korea	4.375%	9/15/21	2,525	2,420
Financement-Quebec	5.000%	10/25/12	3,725	3,894
Finland Government International Bond	6.950%	2/15/26	1,905	2,762
Hungary Government International Bond	4.750%	2/3/15	8,075	7,873
Hungary Government International Bond	6.250%	1/29/20	10,500	10,094
Hungary Government International Bond	6.375%	3/29/21	6,700	6,465
Hungary Government International Bond	7.625%	3/29/41	5,450	5,291
Hydro Quebec	8.000%	2/1/13	9,675	10,562
Hydro Quebec	7.500%	4/1/16	2,155	2,711
Hydro Quebec	2.000%	6/30/16	21,525	21,981
Hydro Quebec	8.400%	1/15/22	2,675	3,972
Hydro Quebec	8.050%	7/7/24	2,975	4,494
Hydro Quebec	8.500%	12/1/29	400	668
Inter-American Development Bank	4.750%	10/19/12	4,525	4,731
Inter-American Development Bank	3.500%	3/15/13	9,375	9,795
Inter-American Development Bank	1.625%	7/15/13	1,000	1,020
Inter-American Development Bank	3.000%	4/22/14	25,200	26,729

Inter-American Development Bank	2.250%	7/15/15	8,100	8,507
Inter-American Development Bank	4.250%	9/14/15	7,395	8,320
Inter-American Development Bank	5.125%	9/13/16	6,900	8,175
Inter-American Development Bank	2.375%	8/15/17	22,800	23,935
Inter-American Development Bank	1.750%	8/24/18	4,900	4,921
Inter-American Development Bank	4.250%	9/10/18	2,950	3,449
Inter-American Development Bank	3.875%	9/17/19	57,400	65,773
Inter-American Development Bank	3.875%	2/14/20	6,425	7,446
Inter-American Development Bank	7.000%	6/15/25	2,775	3,992
International Bank for Reconstruction &
Development	1.750%	7/15/13	17,275	17,670
International Bank for Reconstruction &
Development	3.500%	10/8/13	29,250	30,949
International Bank for Reconstruction &
Development	2.375%	5/26/15	42,100	44,482
International Bank for Reconstruction &
Development	2.125%	3/15/16	44,275	46,379
International Bank for Reconstruction &
Development	5.000%	4/1/16	18,325	21,408
International Bank for Reconstruction &
Development	1.000%	9/15/16	12,750	12,686
International Bank for Reconstruction &
Development	7.625%	1/19/23	3,350	4,985
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,050	1,757
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,150	1,435
International Finance Corp.	3.500%	5/15/13	7,100	7,438
International Finance Corp.	3.000%	4/22/14	26,437	27,855
International Finance Corp.	2.750%	4/20/15	10,375	11,067
International Finance Corp.	2.250%	4/11/16	8,700	9,158
International Finance Corp.	2.125%	11/17/17	14,975	15,339
Israel Government International Bond	4.625%	6/15/13	2,375	2,474
Israel Government International Bond	5.125%	3/1/14	800	857
Israel Government International Bond	5.500%	11/9/16	7,650	8,660
Israel Government International Bond	5.125%	3/26/19	18,700	20,501
[10] Japan Bank for International Cooperation	4.375%	11/26/12	5,450	5,686
[10] Japan Bank for International Cooperation	4.250%	6/18/13	20,125	21,339
[10] Japan Finance Corp.	2.125%	11/5/12	12,450	12,650
[10] Japan Finance Corp.	2.875%	2/2/15	16,150	17,076
[10] Japan Finance Corp.	2.500%	1/21/16	6,100	6,388
[10] Japan Finance Corp.	2.500%	5/18/16	6,100	6,390
[10] Japan Finance Corp.	2.250%	7/13/16	12,125	12,557
[10] Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,678
[10] Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,696
[10] Japan Finance Organization for Municipalities	4.000%	1/13/21	9,200	10,371
Korea Development Bank	5.300%	1/17/13	2,475	2,570
Korea Development Bank	5.750%	9/10/13	9,940	10,555
Korea Development Bank	8.000%	1/23/14	10,800	12,056
Korea Development Bank	4.375%	8/10/15	6,275	6,413
Korea Development Bank	3.250%	3/9/16	12,800	12,447
Korea Development Bank	4.000%	9/9/16	4,250	4,262
Korea Electric Power Corp.	7.750%	4/1/13	6,075	6,542
Korea Finance Corp.	3.250%	9/20/16	11,100	10,655
[11] Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	25,500	25,971
[11] Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	80,400	83,618
[11] Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,075	12,663

[11] Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	31,350	31,861
[11] Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	23,825	25,457
[11] Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	19,175	19,512
[11] Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	22,925	24,533
[11] Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	13,675	13,991
[11] Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	1,425	1,567
[11] Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	15,275	16,187
[11] Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	28,625	30,428
[11] Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	11,575	11,628
[11] Kreditanstalt fuer Wiederaufbau	2.625%	2/16/16	27,900	29,654
[11] Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	36,250	42,412
[11] Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	38,400	39,814
[11] Kreditanstalt fuer Wiederaufbau	1.250%	10/5/16	27,075	26,991
[11] Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	680	800
[11] Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	17,975	20,771
[11] Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	14,325	16,778
[11] Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	24,025	29,304
[11] Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	18,550	21,292
[11] Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	41,125	42,926
[11] Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	17,100	7,620
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	300	401
[11] Landwirtschaftliche Rentenbank	3.250%	3/15/13	20,750	21,559
[11] Landwirtschaftliche Rentenbank	4.125%	7/15/13	9,325	9,937
[11] Landwirtschaftliche Rentenbank	3.125%	7/15/15	11,395	12,232
[11] Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	10,637
[11] Landwirtschaftliche Rentenbank	2.500%	2/15/16	2,675	2,821
[11] Landwirtschaftliche Rentenbank	2.125%	7/15/16	10,750	11,142
[11] Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	89
[11] Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,975	8,250
[11] Landwirtschaftliche Rentenbank	1.875%	9/17/18	4,500	4,471
Mexico Government International Bond	6.375%	1/16/13	10,302	10,910
Mexico Government International Bond	5.875%	2/17/14	19,075	20,582
Mexico Government International Bond	6.625%	3/3/15	433	488
Mexico Government International Bond	11.375%	9/15/16	4,775	6,697
Mexico Government International Bond	5.625%	1/15/17	29,722	33,118
Mexico Government International Bond	5.950%	3/19/19	24,400	27,657
Mexico Government International Bond	5.125%	1/15/20	5,050	5,497
Mexico Government International Bond	8.300%	8/15/31	24,300	34,384
Mexico Government International Bond	6.750%	9/27/34	75,821	93,244
Mexico Government International Bond	6.050%	1/11/40	9,665	10,897
Mexico Government International Bond	5.750%	10/12/10	6,500	6,345
Nordic Investment Bank	1.625%	1/28/13	12,000	12,195
Nordic Investment Bank	2.625%	10/6/14	9,600	10,120
Nordic Investment Bank	2.500%	7/15/15	9,200	9,751
Nordic Investment Bank	2.250%	3/15/16	3,175	3,341
Nordic Investment Bank	5.000%	2/1/17	5,200	6,147
North American Development Bank	4.375%	2/11/20	2,600	2,935
[12] Oesterreichische Kontrollbank AG	4.750%	11/8/11	2,525	2,535
[12] Oesterreichische Kontrollbank AG	4.750%	10/16/12	4,975	5,203
[12] Oesterreichische Kontrollbank AG	1.750%	3/11/13	16,500	16,803
[12] Oesterreichische Kontrollbank AG	1.375%	1/21/14	975	993
[12] Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	139
[12] Oesterreichische Kontrollbank AG	1.750%	10/5/15	5,300	5,404
[12] Oesterreichische Kontrollbank AG	2.000%	6/3/16	10,700	11,016
[12] Oesterreichische Kontrollbank AG	5.000%	4/25/17	13,570	15,988
Ontario Electricity Financial Corp.	7.450%	3/31/13	3,950	4,333
Panama Government International Bond	7.250%	3/15/15	3,400	3,879

Panama Government International Bond	5.200%	1/30/20	20,125	21,921
Panama Government International Bond	7.125%	1/29/26	14,150	17,723
Panama Government International Bond	8.875%	9/30/27	650	926
Panama Government International Bond	9.375%	4/1/29	800	1,186
4 Panama Government International Bond	6.700%	1/26/36	10,895	13,144
Pemex Project Funding Master Trust	5.750%	3/1/18	33,775	36,488
Pemex Project Funding Master Trust	6.625%	6/15/35	21,371	23,176
Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	6,417
Peruvian Government International Bond	7.125%	3/30/19	20,700	24,943
Peruvian Government International Bond	7.350%	7/21/25	9,475	11,749
Peruvian Government International Bond	8.750%	11/21/33	11,392	16,084
4 Peruvian Government International Bond	6.550%	3/14/37	12,250	14,087
Peruvian Government International Bond	5.625%	11/18/50	5,100	5,079
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	8,000	7,961
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	13,963	15,340
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	29,475	30,580
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	10,250	12,121
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	21,208	24,389
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	8,752	8,991
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	14,500	14,446
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	7,400	7,794
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	4,125	4,388
Petroleos Mexicanos	4.875%	3/15/15	9,350	9,821
Petroleos Mexicanos	8.000%	5/3/19	5,200	6,347
Petroleos Mexicanos	6.000%	3/5/20	10,825	11,835
Petroleos Mexicanos	5.500%	1/21/21	7,395	7,772
6 Petroleos Mexicanos	6.500%	6/2/41	5,575	5,877
6 Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,087
Poland Government International Bond	5.250%	1/15/14	1,695	1,784
Poland Government International Bond	3.875%	7/16/15	14,900	15,049
Poland Government International Bond	5.000%	10/19/15	2,875	3,019
Poland Government International Bond	6.375%	7/15/19	37,925	41,575
Poland Government International Bond	5.125%	4/21/21	3,925	3,905
Province of British Columbia	2.850%	6/15/15	15,300	16,304
Province of British Columbia	2.100%	5/18/16	22,000	22,802
Province of British Columbia	2.650%	9/22/21	1,250	1,268
Province of Manitoba	2.125%	4/22/13	4,850	4,971
Province of Manitoba	2.625%	7/15/15	8,750	9,198
Province of Manitoba	4.900%	12/6/16	11,700	13,649
Province of New Brunswick	2.750%	6/15/18	14,750	15,433
Province of Nova Scotia	2.375%	7/21/15	8,000	8,304
Province of Ontario	1.875%	11/19/12	27,500	27,952
Province of Ontario	1.375%	1/27/14	16,575	16,845
Province of Ontario	4.100%	6/16/14	27,670	29,950
Province of Ontario	2.950%	2/5/15	5,080	5,396
Province of Ontario	2.700%	6/16/15	23,375	24,436
Province of Ontario	1.875%	9/15/15	10,300	10,473
Province of Ontario	4.750%	1/19/16	5,375	6,114
Province of Ontario	5.450%	4/27/16	30,325	35,682
Province of Ontario	2.300%	5/10/16	1,000	1,034
Province of Ontario	1.600%	9/21/16	10,350	10,313
Province of Ontario	3.150%	12/15/17	13,000	13,840
Province of Ontario	3.000%	7/16/18	8,475	8,880
Province of Ontario	4.000%	10/7/19	20,525	22,814
Province of Ontario	4.400%	4/14/20	20,575	23,463
Province of Saskatchewan	7.375%	7/15/13	1,375	1,540
Quebec	4.875%	5/5/14	4,125	4,543

Quebec	4.600%	5/26/15	7,600	8,531
Quebec	5.125%	11/14/16	18,225	21,408
Quebec	4.625%	5/14/18	11,800	13,601
Quebec	3.500%	7/29/20	16,450	17,600
Quebec	2.750%	8/25/21	11,725	11,718
Quebec	7.125%	2/9/24	905	1,287
Quebec	7.500%	9/15/29	7,877	12,144
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	379
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	417
Region of Lombardy Italy	5.804%	10/25/32	6,395	6,373
Republic of Italy	2.125%	10/5/12	27,250	26,807
Republic of Italy	4.375%	6/15/13	125	124
Republic of Italy	2.125%	9/16/13	11,750	11,251
Republic of Italy	4.500%	1/21/15	14,350	14,171
Republic of Italy	3.125%	1/26/15	24,800	23,188
Republic of Italy	4.750%	1/25/16	22,250	21,694
Republic of Italy	5.250%	9/20/16	31,326	31,013
Republic of Italy	6.875%	9/27/23	11,600	11,363
Republic of Italy	5.375%	6/15/33	16,575	14,917
Republic of Korea	4.250%	6/1/13	19,300	19,921
Republic of Korea	5.750%	4/16/14	8,700	9,390
Republic of Korea	4.875%	9/22/14	625	669
Republic of Korea	7.125%	4/16/19	7,975	9,664
Republic of Korea	5.625%	11/3/25	1,425	1,680
South Africa Government International Bond	6.500%	6/2/14	2,425	2,683
South Africa Government International Bond	6.875%	5/27/19	14,875	17,683
South Africa Government International Bond	5.500%	3/9/20	11,500	12,621
South Africa Government International Bond	5.875%	5/30/22	4,300	4,816
South Africa Government International Bond	6.250%	3/8/41	6,900	7,771
Svensk Exportkredit AB	3.250%	9/16/14	7,775	8,259
Svensk Exportkredit AB	1.750%	10/20/15	13,000	13,227
Svensk Exportkredit AB	2.125%	7/13/16	7,950	8,173
Svensk Exportkredit AB	5.125%	3/1/17	1,350	1,584
6 Temasek Financial I Ltd.	5.375%	11/23/39	500	578
Total Sovereign Bonds (Cost $4,071,987)				4,313,064
Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	200	247
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	1,000	1,374
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	950	1,102
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	4,775	5,334
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,750	2,110
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	1,525	2,046
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	8,600	12,213
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	2,375	3,005
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	5,316
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	6,250	8,078

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	8,800	11,628
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	1,650	1,988
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	1,525	1,730
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	100	121
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	3,000	3,419
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	7,650	8,166
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	2,250	2,507
California GO	5.250%	4/1/14	3,425	3,732
California GO	5.750%	3/1/17	10,750	12,191
California GO	6.200%	3/1/19	1,400	1,600
California GO	6.200%	10/1/19	11,175	12,869
California GO	5.700%	11/1/21	10,000	11,101
California GO	7.500%	4/1/34	23,775	28,447
California GO	7.950%	3/1/36	500	568
California GO	5.650%	4/1/39	3,775	4,009
California GO	7.550%	4/1/39	185	229
California GO	7.300%	10/1/39	3,510	4,229
California GO	7.350%	11/1/39	21,900	26,541
California GO	7.625%	3/1/40	8,250	10,320
California GO	7.600%	11/1/40	9,150	11,435
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,500	1,861
Chicago IL Board of Education GO	6.319%	11/1/29	3,125	3,563
Chicago IL Board of Education GO	6.138%	12/1/39	650	721
Chicago IL GO	7.781%	1/1/35	1,850	2,373
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	9,350	11,448
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	1,450	1,634
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,500	1,812
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,850	3,296
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	8,125	9,686
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	1,700	2,262
Chicago IL Water Revenue	6.742%	11/1/40	2,150	2,817
Clark County NV Airport Revenue	6.881%	7/1/42	1,475	1,623
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	6,375	7,478
Connecticut GO	5.090%	10/1/30	8,600	9,174
Connecticut GO	5.850%	3/15/32	5,375	6,518
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	3,300	3,865
Cook County IL GO	6.229%	11/15/34	1,950	2,285

Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	3,000	3,790
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	3,000	3,734
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,612
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	7,850	8,628
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,050	1,355
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,700	5,322
Dallas TX Independent School District GO	6.450%	2/15/35	3,850	4,561
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	1,325	1,508
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	2,100	2,667
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,125	1,367
District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	1,995
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	2,300	2,523
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	2,100	2,609
Georgia GO	4.503%	11/1/25	5,900	6,666
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	8,175	8,877
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	5,980	6,349
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	3,425	3,571
Illinois GO	2.766%	1/1/12	9,600	9,649
Illinois GO	4.071%	1/1/14	9,600	9,885
Illinois GO	4.511%	3/1/15	11,650	12,164
Illinois GO	5.365%	3/1/17	6,750	7,125
Illinois GO	4.950%	6/1/23	13,275	13,279
Illinois GO	5.100%	6/1/33	42,199	38,763
Illinois GO	6.630%	2/1/35	2,800	2,961
Illinois GO	6.725%	4/1/35	5,275	5,602
Illinois GO	7.350%	7/1/35	550	627
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	880	1,031
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	1,871
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	9,700	12,359
[13] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	4,300	4,769
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	800	815
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	1,700	2,222
Los Angeles CA Community College District
GO	6.600%	8/1/42	5,325	7,038
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	2,000	2,337
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	6,350	7,485
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	1,550	1,690
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	3,400	4,386

Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	350	474
Los Angeles CA Unified School District GO	5.750%	7/1/34	9,225	10,450
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,525	3,180
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	5,200	6,164
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	4,300	5,347
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	2,250	2,853
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute)	3.450%	9/1/14	4,050	4,322
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	7,950	9,426
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	2,100	2,602
Massachusetts GO	4.200%	12/1/21	5,000	5,545
Massachusetts GO	4.500%	8/1/31	500	534
Massachusetts GO	5.456%	12/1/39	5,300	6,484
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	2,550	3,166
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,258
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	2,825	3,326
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	2,625	3,108
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,955	15,501
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	1,196
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	700	854
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	2,175	2,417
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	3,825	4,724
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,375	1,598
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	1,650	1,916
Mississippi GO	5.245%	11/1/34	1,375	1,538
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	1,650	1,924
New Hampshire Health & Educational
Facilities Authority Revenue (Dartmouth
College)	4.750%	6/1/19	1,185	1,360
[14] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	9,750	12,007
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	3,625	4,881
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	13,075	14,558
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	3,500	3,839

	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	575	719
8	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	200	217
8	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	2,875	3,014
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,900	16,921
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,500	4,773
	New York City NY GO	6.246%	6/1/35	2,150	2,412
	New York City NY GO	5.968%	3/1/36	3,200	3,886
	New York City NY GO	5.985%	12/1/36	1,650	2,037
	New York City NY GO	5.517%	10/1/37	8,000	9,307
	New York City NY GO	5.846%	6/1/40	2,100	2,382
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	1,400	1,780
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	450	552
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,671
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,392
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,238
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	16,645	20,832
	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	6,300	8,396
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	2,125	2,501
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	8,950	10,673
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	6,900	8,034
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	3,150	3,574
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	2,000	2,437
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	1,425	1,617
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	5,675	6,766
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	1,600	1,954
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	3,050	3,894
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	4,400	5,025
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,801
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	1,650	2,277
	Oregon Department Transportation Highway
	Usertax Revenue	5.834%	11/15/34	2,425	3,016
	Oregon GO	5.762%	6/1/23	1,950	2,412
	Oregon GO	5.892%	6/1/27	2,725	3,207
8	Oregon School Boards Association GO	4.759%	6/30/28	2,075	2,056
[13] Oregon School Boards Association GO		5.528%	6/30/28	1,200	1,311
	Pennsylvania GO	4.650%	2/15/26	2,875	3,281
	Pennsylvania GO	5.350%	5/1/30	7,400	8,205

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	2,600	2,831
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	490
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,450	1,674
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,691
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	2,550	3,105
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	11,550	13,519
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	4,000	4,102
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	3,450	3,621
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	3,500	4,526
Rutgers State University NJ Revenue	5.665%	5/1/40	1,850	2,222
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,900	2,073
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	4,325	5,482
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	2,725	3,303
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	4,650	5,767
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	2,320	2,929
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	4,950	5,857
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	8,900	10,744
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	2,000	2,660
Texas GO	5.517%	4/1/39	4,000	5,022
Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,516
Texas Transportation Commission Revenue	5.178%	4/1/30	2,025	2,326
Texas Transportation Commission Revenue	4.631%	4/1/33	6,450	7,208
Texas Transportation Commission Revenue	4.681%	4/1/40	2,750	3,078
University of California Regents Medical
Center Revenue	6.548%	5/15/48	3,950	4,734
University of California Regents Medical
Center Revenue	6.583%	5/15/49	2,575	3,095
University of California Revenue	0.887%	7/1/13	1,250	1,252
University of California Revenue	6.270%	5/15/31	500	552
University of California Revenue	5.770%	5/15/43	2,000	2,317
University of California Revenue	5.946%	5/15/45	13,100	15,010
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	1,700	1,997
University of Southern California	5.250%	10/1/11	3,900	4,463
University of Virginia Revenue	6.200%	9/1/39	3,000	4,091
Utah GO	4.554%	7/1/24	2,425	2,844
Utah GO	3.539%	7/1/25	6,300	6,695
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	400	537
Washington Convention Center Public
Facilities District Revenue	6.790%	7/1/40	400	494
Washington GO	5.090%	8/1/33	9,025	10,165
Washington GO	5.481%	8/1/39	770	953

Washington GO	5.140%	8/1/40	5,800	6,706
[13] Wisconsin GO	4.800%	5/1/13	2,525	2,676
[13] Wisconsin GO	5.700%	5/1/26	2,800	3,240
Total Taxable Municipal Bonds (Cost $822,853)				951,952
			Shares
Temporary Cash Investment (3.6%)
Money Market Fund (3.6%)
[15] Vanguard Market Liquidity Fund
(Cost $3,425,614)	0.144%		3,425,614,251	3,425,614
Total Investments (103.0%) (Cost $92,452,307)				98,626,518
Other Assets and Liabilities-Net (-3.0%)				(2,850,833)
Net Assets (100%)				95,775,685

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the National Credit Union Administration.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interimprincipal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2011.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $330,667,000, representing 0.3% of net assets.
7 Adjustable-rate security.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Non-income-producing security--security in default.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Total Bond Market Index Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	67,537,180	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,657,225	—
Corporate Bonds	—	19,741,480	3
Sovereign Bonds	—	4,313,064	—
Taxable Municipal Bonds	—	951,952	—
Temporary Cash Investments	3,425,614	—	—
Total	3,425,614	95,200,901	3

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	29
Change in Unrealized Appreciation (Depreciation)	(26)
Balance as of September 30, 2011	3

C. At September 30, 2011, the cost of investment securities for tax purposes was $92,452,307,000. Net unrealized appreciation of investment securities for tax purposes was $6,174,211,000, consisting of unrealized gains of $6,354,960,000 on securities that had risen in value since their purchase and $180,749,000 in unrealized losses on securities that had fallen in value since their purchase.

Total Bond Market Index Fund

Vanguard Inflation-Protected Securities Fund

Schedule of Investments
As of September 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
1 United States Treasury Inflation Indexed Bonds	0.625%	4/15/13	495,000	538,598
United States Treasury Inflation Indexed Bonds	1.875%	7/15/13	1,126,875	1,450,685
United States Treasury Inflation Indexed Bonds	2.000%	1/15/14	1,530,000	1,985,596
United States Treasury Inflation Indexed Bonds	1.250%	4/15/14	964,000	1,077,652
United States Treasury Inflation Indexed Bonds	2.000%	7/15/14	952,845	1,228,039
United States Treasury Inflation Indexed Bonds	1.625%	1/15/15	847,215	1,078,060
United States Treasury Inflation Indexed Bonds	0.500%	4/15/15	1,404,600	1,522,867
United States Treasury Inflation Indexed Bonds	1.875%	7/15/15	671,725	856,272
United States Treasury Inflation Indexed Bonds	2.000%	1/15/16	546,750	691,399
United States Treasury Inflation Indexed Bonds	0.125%	4/15/16	1,712,000	1,809,215
United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	428,425	550,418
United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	700,525	902,267
United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	1,324,025	1,699,894
United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	905,600	1,093,186
United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	986,500	1,145,933
United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	496,600	609,025
United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	704,950	859,069
United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	873,000	1,015,805
United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	821,100	939,652
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,786,000	2,014,574
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,262,000	1,321,347
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,213,770	1,797,768
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,141,698	1,545,074
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,127,389	1,579,941
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	832,125	1,039,964
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	663,890	1,334,351
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	657,700	888,455
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	924,200	1,911,121
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	28,500	53,522
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	589,130	784,078
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	923,500	1,219,788
Total U.S. Government and Agency Obligations (Cost $32,649,769)				36,543,615
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
Vanguard Market Liquidity Fund (Cost $12,054)	0.144%		12,053,801	12,054

Total Investments (99.6%) (Cost $32,661,823)				36,555,669
Other Assets and Liabilities-Net (0.4%)				158,325
Net Assets (100%)				36,713,994
1 Securities with a value of $7,497,000 have been segregated as initial margin for open futures contracts.

Inflation-Protected Securities Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2011	2,871	373,499	(82)
2-Year U.S. Treasury Note	December 2011	(968)	(213,156)	327
30-Year U.S. Treasury Bond	December 2011	(1,428)	(203,669)	20
5-Year U.S. Treasury Note	December 2011	(9)	(1,102)	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

Inflation-Protected Securities Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	36,543,615	—
Temporary Cash Investments	12,054	—	—
Futures Contracts—Assets[1]	450	—	—
Futures Contracts—Liabilities[1]	(784)
Total	11,720	36,543,615	—
1 Represents variation margin on the last day of the reporting period.

At September 30, 2011, the cost of investment securities for tax purposes was $32,751,494,000. Net unrealized depreciation of investment securities for tax purposes was $3,804,175,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market II Index Fund

Schedule of Investments
As of September 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.9%)
U.S. Government Securities (36.5%)
United States Treasury Note/Bond	1.750%	8/15/12	169,550	171,854
United States Treasury Note/Bond	0.375%	8/31/12	51,075	51,163
United States Treasury Note/Bond	4.125%	8/31/12	500	518
United States Treasury Note/Bond	1.375%	9/15/12	385,175	389,447
United States Treasury Note/Bond	0.375%	9/30/12	72,300	72,436
United States Treasury Note/Bond	4.250%	9/30/12	1,400	1,456
United States Treasury Note/Bond	1.375%	10/15/12	178,265	180,438
United States Treasury Note/Bond	3.875%	10/31/12	12,994	13,508
United States Treasury Note/Bond	4.000%	11/15/12	258,700	269,615
United States Treasury Note/Bond	0.500%	11/30/12	27,125	27,222
United States Treasury Note/Bond	3.375%	11/30/12	9,020	9,350
United States Treasury Note/Bond	1.125%	12/15/12	22,835	23,085
United States Treasury Note/Bond	1.375%	1/15/13	18,100	18,363
United States Treasury Note/Bond	3.875%	2/15/13	18,275	19,177
United States Treasury Note/Bond	0.625%	2/28/13	27,425	27,579
United States Treasury Note/Bond	2.750%	2/28/13	106,700	110,434
United States Treasury Note/Bond	1.375%	3/15/13	7,485	7,608
United States Treasury Note/Bond	0.750%	3/31/13	110,255	111,116
United States Treasury Note/Bond	1.750%	4/15/13	114,025	116,609
United States Treasury Note/Bond	0.625%	4/30/13	253,575	255,081
United States Treasury Note/Bond	1.375%	5/15/13	259,275	263,893
United States Treasury Note/Bond	0.500%	5/31/13	9,095	9,135
United States Treasury Note/Bond	3.500%	5/31/13	16,300	17,171
United States Treasury Note/Bond	1.125%	6/15/13	36,950	37,481
United States Treasury Note/Bond	0.375%	6/30/13	76,905	77,073
United States Treasury Note/Bond	3.375%	6/30/13	31,200	32,892
United States Treasury Note/Bond	0.375%	7/31/13	70,865	71,020
United States Treasury Note/Bond	3.375%	7/31/13	4,225	4,464
United States Treasury Note/Bond	0.750%	8/15/13	328,275	331,147
United States Treasury Note/Bond	4.250%	8/15/13	46,275	49,688
United States Treasury Note/Bond	0.125%	8/31/13	301,725	300,971
United States Treasury Note/Bond	3.125%	8/31/13	90,225	95,103
United States Treasury Note/Bond	0.750%	9/15/13	171,000	172,524
United States Treasury Note/Bond	0.125%	9/30/13	35,400	35,311
United States Treasury Note/Bond	3.125%	9/30/13	43,450	45,901
United States Treasury Note/Bond	0.500%	10/15/13	71,325	71,604
United States Treasury Note/Bond	4.250%	11/15/13	10,800	11,696
United States Treasury Note/Bond	2.000%	11/30/13	28,250	29,270
United States Treasury Note/Bond	0.750%	12/15/13	750	757
United States Treasury Note/Bond	1.500%	12/31/13	13,735	14,100
United States Treasury Note/Bond	1.000%	1/15/14	2,550	2,588
United States Treasury Note/Bond	1.750%	1/31/14	12,550	12,960
United States Treasury Note/Bond	1.250%	2/15/14	3,700	3,779
United States Treasury Note/Bond	1.875%	2/28/14	109,550	113,504
United States Treasury Note/Bond	1.250%	3/15/14	138,635	141,646
United States Treasury Note/Bond	1.750%	3/31/14	122,300	126,485
United States Treasury Note/Bond	1.250%	4/15/14	274,185	280,225
United States Treasury Note/Bond	1.875%	4/30/14	113,325	117,663
United States Treasury Note/Bond	1.000%	5/15/14	121,290	123,204

United States Treasury Note/Bond	4.750%	5/15/14	50,400	56,133
United States Treasury Note/Bond	2.250%	5/31/14	89,650	94,048
United States Treasury Note/Bond	0.750%	6/15/14	337,300	340,673
United States Treasury Note/Bond	2.625%	6/30/14	109,150	115,784
United States Treasury Note/Bond	0.625%	7/15/14	267,900	269,617
United States Treasury Note/Bond	2.625%	7/31/14	37,125	39,434
United States Treasury Note/Bond	0.500%	8/15/14	226,600	227,273
United States Treasury Note/Bond	4.250%	8/15/14	94,225	104,545
United States Treasury Note/Bond	2.375%	8/31/14	81,800	86,427
United States Treasury Note/Bond	0.250%	9/15/14	65,000	64,706
United States Treasury Note/Bond	2.375%	9/30/14	27,450	29,037
United States Treasury Note/Bond	2.375%	10/31/14	162,250	171,808
United States Treasury Note/Bond	2.125%	11/30/14	228,050	239,881
United States Treasury Note/Bond	2.625%	12/31/14	280,025	299,232
United States Treasury Note/Bond	2.250%	1/31/15	67,400	71,275
United States Treasury Note/Bond	4.000%	2/15/15	7,895	8,809
United States Treasury Note/Bond	11.250%	2/15/15	12,075	16,401
United States Treasury Note/Bond	2.375%	2/28/15	1,000	1,062
United States Treasury Note/Bond	4.125%	5/15/15	125,700	141,649
United States Treasury Note/Bond	2.125%	5/31/15	22,400	23,646
United States Treasury Note/Bond	1.875%	6/30/15	21,250	22,243
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,454
United States Treasury Note/Bond	1.250%	10/31/15	1,685	1,722
United States Treasury Note/Bond	4.500%	11/15/15	3,125	3,606
United States Treasury Note/Bond	9.875%	11/15/15	69,875	96,002
United States Treasury Note/Bond	1.375%	11/30/15	425	436
United States Treasury Note/Bond	2.125%	12/31/15	3,265	3,454
United States Treasury Note/Bond	2.000%	1/31/16	2,115	2,225
United States Treasury Note/Bond	9.250%	2/15/16	2,000	2,732
United States Treasury Note/Bond	2.125%	2/29/16	9,406	9,951
United States Treasury Note/Bond	2.375%	3/31/16	44,800	47,880
United States Treasury Note/Bond	2.000%	4/30/16	25	26
United States Treasury Note/Bond	7.250%	5/15/16	3,075	3,973
United States Treasury Note/Bond	1.750%	5/31/16	1,425	1,483
United States Treasury Note/Bond	3.250%	5/31/16	3,050	3,386
United States Treasury Note/Bond	1.500%	6/30/16	51,150	52,605
United States Treasury Note/Bond	4.875%	8/15/16	625	744
United States Treasury Note/Bond	1.000%	8/31/16	1,200	1,204
United States Treasury Note/Bond	3.000%	8/31/16	99,375	109,297
United States Treasury Note/Bond	1.000%	9/30/16	42,700	42,800
United States Treasury Note/Bond	3.000%	9/30/16	82,950	91,245
United States Treasury Note/Bond	3.125%	10/31/16	315,950	349,719
United States Treasury Note/Bond	4.625%	11/15/16	850	1,005
United States Treasury Note/Bond	2.750%	11/30/16	249,165	271,278
United States Treasury Note/Bond	3.250%	12/31/16	270,775	301,746
United States Treasury Note/Bond	3.125%	1/31/17	217,675	241,312
United States Treasury Note/Bond	4.625%	2/15/17	33,425	39,692
United States Treasury Note/Bond	3.000%	2/28/17	56,675	62,493
United States Treasury Note/Bond	3.250%	3/31/17	115,650	129,094
United States Treasury Note/Bond	3.125%	4/30/17	337,350	374,563
United States Treasury Note/Bond	4.500%	5/15/17	4,850	5,753
United States Treasury Note/Bond	8.750%	5/15/17	35,864	50,910
United States Treasury Note/Bond	2.750%	5/31/17	209,000	227,810
United States Treasury Note/Bond	2.500%	6/30/17	14,625	15,738
United States Treasury Note/Bond	2.375%	7/31/17	20,425	21,826
United States Treasury Note/Bond	8.875%	8/15/17	41,325	59,560
United States Treasury Note/Bond	1.875%	8/31/17	87,600	91,063
United States Treasury Note/Bond	1.875%	9/30/17	389,675	404,896

United States Treasury Note/Bond	4.250%	11/15/17	53,865	63,586
United States Treasury Note/Bond	2.625%	1/31/18	2,575	2,789
United States Treasury Note/Bond	2.625%	4/30/18	4,225	4,573
United States Treasury Note/Bond	9.125%	5/15/18	1,625	2,437
United States Treasury Note/Bond	2.375%	6/30/18	84,800	90,326
United States Treasury Note/Bond	2.250%	7/31/18	90,525	95,603
United States Treasury Note/Bond	4.000%	8/15/18	129,925	152,438
United States Treasury Note/Bond	1.500%	8/31/18	26,400	26,557
United States Treasury Note/Bond	1.375%	9/30/18	62,700	62,465
United States Treasury Note/Bond	3.750%	11/15/18	202,750	234,841
United States Treasury Note/Bond	3.125%	5/15/19	5,650	6,302
United States Treasury Note/Bond	3.625%	8/15/19	172,675	198,954
United States Treasury Note/Bond	8.125%	8/15/19	27,200	40,562
United States Treasury Note/Bond	3.375%	11/15/19	365,313	414,744
United States Treasury Note/Bond	3.625%	2/15/20	26,240	30,328
United States Treasury Note/Bond	3.500%	5/15/20	164,995	189,203
United States Treasury Note/Bond	8.750%	5/15/20	25	39
United States Treasury Note/Bond	2.625%	8/15/20	45,420	48,713
United States Treasury Note/Bond	8.750%	8/15/20	110,680	174,978
United States Treasury Note/Bond	2.625%	11/15/20	8,870	9,496
United States Treasury Note/Bond	7.875%	2/15/21	70,550	107,776
United States Treasury Note/Bond	3.125%	5/15/21	244,295	271,588
United States Treasury Note/Bond	8.125%	5/15/21	3,350	5,220
United States Treasury Note/Bond	2.125%	8/15/21	303,596	309,525
United States Treasury Note/Bond	8.125%	8/15/21	42,550	66,704
United States Treasury Note/Bond	8.000%	11/15/21	3,700	5,787
United States Treasury Note/Bond	7.250%	8/15/22	75	113
United States Treasury Note/Bond	7.625%	11/15/22	150	233
United States Treasury Note/Bond	7.125%	2/15/23	2,675	4,043
United States Treasury Note/Bond	6.250%	8/15/23	226,175	323,007
United States Treasury Note/Bond	6.875%	8/15/25	98,575	151,390
United States Treasury Note/Bond	6.750%	8/15/26	27,850	42,837
United States Treasury Note/Bond	6.500%	11/15/26	525	793
United States Treasury Note/Bond	6.625%	2/15/27	4,150	6,360
United States Treasury Note/Bond	6.375%	8/15/27	6,850	10,332
United States Treasury Note/Bond	6.125%	11/15/27	350	517
United States Treasury Note/Bond	5.500%	8/15/28	80,775	113,148
United States Treasury Note/Bond	5.250%	11/15/28	1,092	1,493
United States Treasury Note/Bond	5.250%	2/15/29	40,775	55,849
United States Treasury Note/Bond	6.125%	8/15/29	73,800	110,942
United States Treasury Note/Bond	5.375%	2/15/31	82,375	116,265
United States Treasury Note/Bond	4.750%	2/15/37	160,125	215,844
United States Treasury Note/Bond	4.375%	2/15/38	85,500	109,561
United States Treasury Note/Bond	4.500%	5/15/38	39,200	51,223
United States Treasury Note/Bond	3.500%	2/15/39	25,390	28,322
United States Treasury Note/Bond	4.250%	5/15/39	1,550	1,957
United States Treasury Note/Bond	4.500%	8/15/39	67,241	88,285
United States Treasury Note/Bond	4.375%	11/15/39	133,905	172,654
United States Treasury Note/Bond	4.625%	2/15/40	81,805	109,632
United States Treasury Note/Bond	4.375%	5/15/40	108,445	139,996
United States Treasury Note/Bond	3.875%	8/15/40	53,910	64,246
United States Treasury Note/Bond	4.250%	11/15/40	91,837	116,503
United States Treasury Note/Bond	4.750%	2/15/41	311,707	427,428
United States Treasury Note/Bond	4.375%	5/15/41	91,545	118,651
United States Treasury Note/Bond	3.750%	8/15/41	30,000	35,062
				15,250,900

Agency Bonds and Notes (5.2%)
1 Ally Financial Inc.	1.750%	10/30/12	10,000	10,156
1 Ally Financial Inc.	2.200%	12/19/12	5,725	5,851
1 Citibank NA	1.750%	12/28/12	15,950	16,222
1 Citigroup Funding Inc.	1.875%	10/22/12	6,563	6,672
1 Citigroup Funding Inc.	2.250%	12/10/12	1,750	1,789
Egypt Government AID Bonds	4.450%	9/15/15	5,725	6,467
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	2,075	2,101
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,050	1,093
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	1,800	1,837
2 Federal Farm Credit Bank	4.500%	10/17/12	4,725	4,933
2 Federal Farm Credit Bank	1.875%	12/7/12	3,525	3,588
2 Federal Farm Credit Bank	1.750%	2/21/13	3,500	3,567
2 Federal Farm Credit Bank	1.375%	6/25/13	2,500	2,543
2 Federal Farm Credit Bank	3.875%	10/7/13	3,250	3,471
2 Federal Farm Credit Bank	1.125%	2/27/14	5,650	5,723
2 Federal Farm Credit Bank	2.625%	4/17/14	27,442	28,837
2 Federal Farm Credit Bank	3.000%	9/22/14	4,150	4,431
2 Federal Farm Credit Bank	1.625%	11/19/14	3,775	3,878
2 Federal Farm Credit Bank	1.500%	11/16/15	3,000	3,060
2 Federal Farm Credit Bank	4.875%	12/16/15	425	492
2 Federal Farm Credit Bank	5.125%	8/25/16	3,475	4,103
2 Federal Farm Credit Bank	4.875%	1/17/17	2,750	3,220
2 Federal Farm Credit Bank	5.150%	11/15/19	5,325	6,484
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	825	930
2 Federal Home Loan Banks	1.750%	12/14/12	6,200	6,304
2 Federal Home Loan Banks	1.500%	1/16/13	19,300	19,587
2 Federal Home Loan Banks	1.625%	3/20/13	26,425	26,908
2 Federal Home Loan Banks	1.000%	3/27/13	59,725	60,289
2 Federal Home Loan Banks	3.875%	6/14/13	1,425	1,509
2 Federal Home Loan Banks	5.375%	6/14/13	3,850	4,171
2 Federal Home Loan Banks	1.875%	6/21/13	111,235	114,018
2 Federal Home Loan Banks	5.125%	8/14/13	2,480	2,697
2 Federal Home Loan Banks	4.000%	9/6/13	9,175	9,802
2 Federal Home Loan Banks	5.250%	9/13/13	4,450	4,862
2 Federal Home Loan Banks	4.500%	9/16/13	6,575	7,095
2 Federal Home Loan Banks	3.625%	10/18/13	5,000	5,322
2 Federal Home Loan Banks	4.875%	11/27/13	6,475	7,086
2 Federal Home Loan Banks	3.125%	12/13/13	2,675	2,827
2 Federal Home Loan Banks	0.875%	12/27/13	15,000	15,131
2 Federal Home Loan Banks	1.375%	5/28/14	11,600	11,844
2 Federal Home Loan Banks	2.500%	6/13/14	4,975	5,221
2 Federal Home Loan Banks	5.500%	8/13/14	9,675	11,016
2 Federal Home Loan Banks	4.500%	11/14/14	4,650	5,190
2 Federal Home Loan Banks	2.750%	12/12/14	22,925	24,387
2 Federal Home Loan Banks	3.125%	3/11/16	16,175	17,523
2 Federal Home Loan Banks	5.375%	5/18/16	18,800	22,394
2 Federal Home Loan Banks	5.125%	10/19/16	9,725	11,524
2 Federal Home Loan Banks	4.750%	12/16/16	10,800	12,644
2 Federal Home Loan Banks	4.875%	5/17/17	10,500	12,452
2 Federal Home Loan Banks	5.000%	11/17/17	7,850	9,420
2 Federal Home Loan Banks	5.375%	8/15/18	5,250	6,430
2 Federal Home Loan Banks	4.125%	3/13/20	16,780	19,136
2 Federal Home Loan Banks	5.250%	12/11/20	5,000	6,138
2 Federal Home Loan Banks	5.625%	6/11/21	5,275	6,661
2 Federal Home Loan Banks	5.375%	8/15/24	400	502
2 Federal Home Loan Banks	5.500%	7/15/36	7,225	9,447
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	10,400	10,881

2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	8,000	8,007
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	24,275	24,362
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	50,000	50,244
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	9,200	9,319
2 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	50,000	50,296
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	3,900	4,127
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	5,475	5,873
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,825	15,905
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	4,500	4,542
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	15,000	14,973
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	16,250	17,763
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	2,000	2,090
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	19,525	21,295
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	33,025	33,672
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	25,650	26,901
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	16,275	18,251
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	23,075	24,625
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	12,000	12,126
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	10,000	10,102
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	5,950	5,921
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	2,039
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	5,400	6,156
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	8,600	9,196
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	30,000	33,869
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	20,000	20,613
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,655
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	29,725	31,520
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	929
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	12,400	12,845
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	20,700	24,561
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	12,175	14,419
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,930
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	14,107
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	7,125	8,574
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	7,025	8,395
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	32,850	37,116
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	5,409
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,050	24,249
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,700	9,744
2 Federal National Mortgage Assn.	0.500%	10/30/12	50,000	50,132
2 Federal National Mortgage Assn.	0.375%	12/28/12	5,200	5,203
2 Federal National Mortgage Assn.	3.625%	2/12/13	9,750	10,181
2 Federal National Mortgage Assn.	4.750%	2/21/13	2,525	2,677
2 Federal National Mortgage Assn.	0.750%	2/26/13	42,400	42,636
2 Federal National Mortgage Assn.	4.375%	3/15/13	3,450	3,649
2 Federal National Mortgage Assn.	4.625%	5/1/13	8,650	9,193
2 Federal National Mortgage Assn.	1.750%	5/7/13	24,750	25,288
2 Federal National Mortgage Assn.	3.875%	7/12/13	6,050	6,422
2 Federal National Mortgage Assn.	0.500%	8/9/13	22,100	22,132
2 Federal National Mortgage Assn.	1.250%	8/20/13	31,400	31,887
2 Federal National Mortgage Assn.	4.625%	10/15/13	12,625	13,688
2 Federal National Mortgage Assn.	2.875%	12/11/13	8,775	9,234
2 Federal National Mortgage Assn.	0.750%	12/18/13	35,750	35,961
2 Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,286
2 Federal National Mortgage Assn.	2.750%	2/5/14	12,850	13,518
2 Federal National Mortgage Assn.	1.250%	2/27/14	15,000	15,250
2 Federal National Mortgage Assn.	2.750%	3/13/14	17,425	18,345
2 Federal National Mortgage Assn.	4.125%	4/15/14	35,025	38,139

2 Federal National Mortgage Assn.	2.500%	5/15/14	58,825	61,731
2 Federal National Mortgage Assn.	1.125%	6/27/14	6,050	6,134
2 Federal National Mortgage Assn.	0.875%	8/28/14	25,150	25,316
2 Federal National Mortgage Assn.	3.000%	9/16/14	9,075	9,697
2 Federal National Mortgage Assn.	4.625%	10/15/14	16,100	18,006
2 Federal National Mortgage Assn.	2.625%	11/20/14	18,775	19,889
2 Federal National Mortgage Assn.	5.000%	4/15/15	5,450	6,245
2 Federal National Mortgage Assn.	2.375%	7/28/15	5,525	5,829
2 Federal National Mortgage Assn.	4.375%	10/15/15	22,325	25,313
2 Federal National Mortgage Assn.	1.625%	10/26/15	77,975	79,937
2 Federal National Mortgage Assn.	5.000%	3/15/16	12,025	14,049
2 Federal National Mortgage Assn.	2.375%	4/11/16	27,250	28,739
2 Federal National Mortgage Assn.	5.250%	9/15/16	12,450	14,825
2 Federal National Mortgage Assn.	1.250%	9/28/16	14,375	14,360
2 Federal National Mortgage Assn.	4.875%	12/15/16	8,100	9,537
2 Federal National Mortgage Assn.	5.000%	2/13/17	28,600	33,864
2 Federal National Mortgage Assn.	5.000%	5/11/17	11,275	13,401
2 Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,386
2 Federal National Mortgage Assn.	0.000%	10/9/19	625	473
2 Federal National Mortgage Assn.	6.250%	5/15/29	5,550	7,889
2 Federal National Mortgage Assn.	7.125%	1/15/30	7,925	12,290
2 Federal National Mortgage Assn.	7.250%	5/15/30	10,200	16,034
2 Federal National Mortgage Assn.	6.625%	11/15/30	1,900	2,828
2 Federal National Mortgage Assn.	5.625%	7/15/37	3,246	4,431
2 Financing Corp. Fico	9.800%	4/6/18	850	1,261
2 Financing Corp. Fico	10.350%	8/3/18	100	154
2 Financing Corp. Fico	9.650%	11/2/18	2,375	3,547
2 Financing Corp. Fico	9.700%	4/5/19	425	649
1 General Electric Capital Corp.	2.125%	12/21/12	5,975	6,104
1 General Electric Capital Corp.	2.625%	12/28/12	4,450	4,575
Israel Government AID Bond	5.500%	12/4/23	1,050	1,338
Israel Government AID Bond	5.500%	4/26/24	6,200	7,931
1 JPMorgan Chase & Co.	2.125%	12/26/12	9,000	9,194
Private Export Funding Corp.	3.050%	10/15/14	4,000	4,262
Private Export Funding Corp.	2.250%	12/15/17	1,775	1,822
Private Export Funding Corp.	4.375%	3/15/19	3,217	3,718
Private Export Funding Corp.	4.300%	12/15/21	1,535	1,762
Private Export Funding Corp.	2.800%	5/15/22	1,125	1,126
Resolution Funding Corp.	8.125%	10/15/19	100	144
Resolution Funding Corp.	8.875%	7/15/20	100	152
2 Tennessee Valley Authority	6.000%	3/15/13	6,000	6,487
2 Tennessee Valley Authority	5.500%	7/18/17	6,400	7,747
2 Tennessee Valley Authority	4.500%	4/1/18	2,050	2,386
2 Tennessee Valley Authority	3.875%	2/15/21	4,575	5,147
2 Tennessee Valley Authority	6.750%	11/1/25	550	773
2 Tennessee Valley Authority	7.125%	5/1/30	8,975	13,827
2 Tennessee Valley Authority	4.650%	6/15/35	1,425	1,669
2 Tennessee Valley Authority	5.880%	4/1/36	3,850	5,262
2 Tennessee Valley Authority	5.500%	6/15/38	850	1,120
2 Tennessee Valley Authority	5.250%	9/15/39	3,150	4,060
2 Tennessee Valley Authority	4.875%	1/15/48	14,075	17,522
2 Tennessee Valley Authority	5.375%	4/1/56	2,475	3,396
2 Tennessee Valley Authority	4.625%	9/15/60	1,550	1,873
3 US Central Federal Credit Union	1.900%	10/19/12	3,450	3,509
3 Western Corporate Federal Credit Union	1.750%	11/2/12	1,750	1,777
				2,166,904

Conventional Mortgage-Backed Securities (27.1%)
2,4,5 Fannie Mae Pool		3.500%	10/1/25–4/1/41	340,365	354,348
2,4,5 Fannie Mae Pool		4.000%	11/1/11–10/1/41	911,059	958,784
2,4,5 Fannie Mae Pool		4.500%	11/1/11–10/1/41	942,817	1,003,479
2,4,5 Fannie Mae Pool		5.000%	3/1/17–10/1/41	907,762	980,947
2,4,5 Fannie Mae Pool		5.500%	9/1/14–11/1/41	801,399	875,488
2,4,5 Fannie Mae Pool		6.000%	9/1/13–11/1/41	580,234	639,325
2,4,5 Fannie Mae Pool		6.500%	4/1/16–10/1/41	194,744	215,956
[2,4] Fannie Mae Pool		7.000%	9/1/14–12/1/38	53,497	61,550
[2,4] Fannie Mae Pool		7.500%	7/1/30–12/1/32	569	669
[2,4] Fannie Mae Pool		8.000%	12/1/29	65	76
2,4,5 Freddie Mac Gold Pool		3.500%	11/1/25–1/1/41	201,268	209,374
2,4,5 Freddie Mac Gold Pool		4.000%	2/1/12–10/1/41	566,792	595,455
2,4,5 Freddie Mac Gold Pool		4.500%	12/1/11–11/1/41	689,336	731,189
2,4,5 Freddie Mac Gold Pool		5.000%	10/1/11–4/1/41	617,078	664,227
2,4,5 Freddie Mac Gold Pool		5.500%	12/1/13–10/1/41	607,661	659,878
2,4,5 Freddie Mac Gold Pool		6.000%	4/1/13–11/1/41	367,351	403,842
[2,4] Freddie Mac Gold Pool		6.500%	6/1/13–4/1/39	114,547	127,984
[2,4] Freddie Mac Gold Pool		7.000%	6/1/15–12/1/38	29,209	33,755
[2,4] Freddie Mac Gold Pool		7.500%	4/1/27–2/1/32	289	340
[2,4] Freddie Mac Gold Pool		8.000%	1/1/27–11/1/31	348	410
[2,4] Freddie Mac Gold Pool		8.500%	6/1/25	65	76
4	Ginnie Mae I Pool	3.500%	2/15/26–1/15/41	33,389	35,082
4	Ginnie Mae I Pool	4.000%	8/15/18–8/15/41	185,619	198,934
[4,5] Ginnie Mae I Pool		4.500%	6/15/18–10/1/41	397,744	432,827
[4,5] Ginnie Mae I Pool		5.000%	12/15/17–10/1/41	262,785	289,135
[4,5] Ginnie Mae I Pool		5.500%	4/15/17–10/1/41	152,539	169,139
[4,5] Ginnie Mae I Pool		6.000%	4/15/17–10/1/41	127,681	142,623
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	60,853	69,216
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	2,405	2,794
4	Ginnie Mae I Pool	7.500%	12/15/23	65	76
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	137	161
4	Ginnie Mae I Pool	9.000% 11/15/17–12/15/17		155	180
[4,5] Ginnie Mae II Pool		4.000%	3/20/26–10/1/41	196,263	209,977
[4,5] Ginnie Mae II Pool		4.500%	8/20/33–10/1/41	487,644	529,106
[4,5] Ginnie Mae II Pool		5.000%	12/20/32–10/1/41	388,374	427,007
4	Ginnie Mae II Pool	5.500%	12/20/33–6/20/41	163,282	180,855
4	Ginnie Mae II Pool	6.000%	3/20/31–9/20/39	77,479	86,703
4	Ginnie Mae II Pool	6.500%	10/20/28–7/20/39	21,878	24,917
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	2,598	3,004
					11,318,888
Nonconventional Mortgage-Backed Securities (1.1%)
[2,4] Fannie Mae Pool		2.417%	12/1/35	1,917	2,020
[2,4] Fannie Mae Pool		2.436%	2/1/36	1,221	1,246
[2,4] Fannie Mae Pool		2.497%	5/1/35	1,249	1,319
[2,4] Fannie Mae Pool		2.500%	2/1/36	1,446	1,470
[2,4] Fannie Mae Pool		2.520%	12/1/35	4,010	4,218
[2,4] Fannie Mae Pool		2.562%	1/1/35	1,561	1,651
[2,4] Fannie Mae Pool		2.578%	10/1/40	6,399	6,611
[2,4] Fannie Mae Pool		2.580%	12/1/40	6,981	7,206
[2,4] Fannie Mae Pool		2.627%	9/1/34	618	648
[2,4] Fannie Mae Pool		2.677%	4/1/36	4,294	4,616
[2,4] Fannie Mae Pool		2.685%	11/1/33	959	1,024
[2,4] Fannie Mae Pool		2.800%	8/1/35	2,970	3,032
[2,4] Fannie Mae Pool		2.864%	3/1/41	7,177	7,460
[2,4] Fannie Mae Pool		2.946%	10/1/36	1,027	1,102
[2,4] Fannie Mae Pool		2.957%	12/1/40	4,789	4,964

[2,4] Fannie Mae Pool	3.013%	3/1/41	3,261	3,401
[2,4] Fannie Mae Pool	3.104%	12/1/40	5,122	5,345
[2,4] Fannie Mae Pool	3.138%	2/1/41	4,164	4,351
[2,4] Fannie Mae Pool	3.154%	2/1/41	6,487	6,743
[2,4] Fannie Mae Pool	3.187%	12/1/40	6,716	7,019
[2,4] Fannie Mae Pool	3.201%	8/1/40	5,136	5,367
[2,4] Fannie Mae Pool	3.224%	9/1/40	6,234	6,513
[2,4] Fannie Mae Pool	3.247%	10/1/40	12,153	12,707
[2,4] Fannie Mae Pool	3.275%	11/1/40	5,822	6,088
[2,4] Fannie Mae Pool	3.300%	1/1/40	3,244	3,391
[2,4] Fannie Mae Pool	3.385%	5/1/40	3,257	3,413
[2,4] Fannie Mae Pool	3.451%	12/1/39	6,728	7,040
[2,4] Fannie Mae Pool	3.508%	5/1/40	3,027	3,178
[2,4] Fannie Mae Pool	3.529%	3/1/40	12,677	13,303
[2,4] Fannie Mae Pool	3.617%	4/1/41	5,813	6,056
[2,4] Fannie Mae Pool	3.623%	11/1/39	2,616	2,745
[2,4] Fannie Mae Pool	3.868%	12/1/35	2,343	2,484
[2,4] Fannie Mae Pool	4.034%	7/1/35	1,388	1,448
[2,4] Fannie Mae Pool	4.500%	11/1/34	4,791	5,076
[2,4] Fannie Mae Pool	4.564%	8/1/37	7,373	7,722
[2,4] Fannie Mae Pool	4.572%	8/1/35	1,754	1,862
[2,4] Fannie Mae Pool	4.853%	7/1/38	837	899
[2,4] Fannie Mae Pool	5.010%	12/1/33	754	803
[2,4] Fannie Mae Pool	5.027%	11/1/33	481	512
[2,4] Fannie Mae Pool	5.056%	3/1/38	3,847	4,168
[2,4] Fannie Mae Pool	5.061%	3/1/37	1,929	2,064
[2,4] Fannie Mae Pool	5.127%	8/1/38	149	162
[2,4] Fannie Mae Pool	5.266%	7/1/38	221	240
[2,4] Fannie Mae Pool	5.360%	12/1/35	1,444	1,579
[2,4] Fannie Mae Pool	5.405%	1/1/37	1,182	1,277
[2,4] Fannie Mae Pool	5.484%	3/1/37	1,200	1,253
[2,4] Fannie Mae Pool	5.546%	4/1/37	228	244
[2,4] Fannie Mae Pool	5.572%	2/1/37	1,891	1,960
[2,4] Fannie Mae Pool	5.582%	5/1/36	708	769
[2,4] Fannie Mae Pool	5.646%	3/1/37	1,074	1,112
[2,4] Fannie Mae Pool	5.655%	3/1/37	4,906	5,094
[2,4] Fannie Mae Pool	5.680%	6/1/37	893	962
[2,4] Fannie Mae Pool	5.682%	4/1/37	2,201	2,310
[2,4] Fannie Mae Pool	5.709%	4/1/37	2,919	3,165
[2,4] Fannie Mae Pool	5.731%	12/1/37	4,364	4,860
[2,4] Fannie Mae Pool	5.736%	2/1/37	1,161	1,232
[2,4] Fannie Mae Pool	5.884%	8/1/37	1,813	1,909
[2,4] Fannie Mae Pool	5.894%	11/1/36	1,186	1,277
[2,4] Fannie Mae Pool	5.913%	6/1/36	278	297
[2,4] Fannie Mae Pool	5.917%	10/1/37	1,704	1,848
[2,4] Fannie Mae Pool	5.921%	4/1/36	900	959
[2,4] Fannie Mae Pool	6.259%	9/1/37	2,873	3,046
[2,4] Freddie Mac Non Gold Pool	2.109%	1/1/37	1,336	1,400
[2,4] Freddie Mac Non Gold Pool	2.477%	1/1/35	147	157
[2,4] Freddie Mac Non Gold Pool	2.487%	12/1/34	2,569	2,696
[2,4] Freddie Mac Non Gold Pool	2.507%	3/1/36	2,351	2,490
[2,4] Freddie Mac Non Gold Pool	2.515%	4/1/35	95	101
[2,4] Freddie Mac Non Gold Pool	2.563%	12/1/34	1,038	1,091
[2,4] Freddie Mac Non Gold Pool	2.619%	6/1/37	1,483	1,579
[2,4] Freddie Mac Non Gold Pool	2.635%	12/1/40	7,522	7,779
[2,4] Freddie Mac Non Gold Pool	2.703%	12/1/40	14,039	14,538
[2,4] Freddie Mac Non Gold Pool	2.780%	11/1/40	3,597	3,731
[2,4] Freddie Mac Non Gold Pool	2.829%	1/1/41	8,102	8,360

[2,4] Freddie Mac Non Gold Pool	2.983%	2/1/41	8,372	8,727
[2,4] Freddie Mac Non Gold Pool	3.087%	3/1/41	4,367	4,559
[2,4] Freddie Mac Non Gold Pool	3.155%	11/1/40	5,568	5,819
[2,4] Freddie Mac Non Gold Pool	3.296%	6/1/40	3,188	3,336
[2,4] Freddie Mac Non Gold Pool	3.335%	4/1/40	7,145	7,481
[2,4] Freddie Mac Non Gold Pool	3.352%	5/1/40	2,557	2,680
[2,4] Freddie Mac Non Gold Pool	3.450%	5/1/40	2,637	2,764
[2,4] Freddie Mac Non Gold Pool	3.577%	6/1/40	4,468	4,696
[2,4] Freddie Mac Non Gold Pool	3.603%	6/1/40	11,587	12,163
[2,4] Freddie Mac Non Gold Pool	3.616%	1/1/40	3,852	4,042
[2,4] Freddie Mac Non Gold Pool	3.672%	9/1/40	8,088	8,503
[2,4] Freddie Mac Non Gold Pool	3.979%	3/1/40	8,220	8,668
[2,4] Freddie Mac Non Gold Pool	4.608%	11/1/34	1,561	1,652
[2,4] Freddie Mac Non Gold Pool	4.617%	7/1/35	1,011	1,083
[2,4] Freddie Mac Non Gold Pool	4.725%	5/1/38	1,643	1,757
[2,4] Freddie Mac Non Gold Pool	5.033%	7/1/38	2,090	2,244
[2,4] Freddie Mac Non Gold Pool	5.044%	5/1/35	1,629	1,761
[2,4] Freddie Mac Non Gold Pool	5.165%	12/1/36	1,860	1,926
[2,4] Freddie Mac Non Gold Pool	5.253%	3/1/38	2,744	2,977
[2,4] Freddie Mac Non Gold Pool	5.362%	12/1/35	1,391	1,459
[2,4] Freddie Mac Non Gold Pool	5.413%	4/1/37	2,643	2,744
[2,4] Freddie Mac Non Gold Pool	5.426%	3/1/37	1,549	1,629
[2,4] Freddie Mac Non Gold Pool	5.506%	1/1/38	3,612	3,896
[2,4] Freddie Mac Non Gold Pool	5.507%	2/1/36	1,341	1,454
[2,4] Freddie Mac Non Gold Pool	5.543%	4/1/37	2,447	2,545
[2,4] Freddie Mac Non Gold Pool	5.571%	4/1/37	1,683	1,808
[2,4] Freddie Mac Non Gold Pool	5.636%	3/1/37	319	341
[2,4] Freddie Mac Non Gold Pool	5.640%	3/1/37	3,491	3,652
[2,4] Freddie Mac Non Gold Pool	5.699%	6/1/37	2,212	2,309
[2,4] Freddie Mac Non Gold Pool	5.724%	11/1/36	752	800
[2,4] Freddie Mac Non Gold Pool	5.727%	9/1/36	4,240	4,535
[2,4] Freddie Mac Non Gold Pool	5.751%	5/1/36	2,002	2,125
[2,4] Freddie Mac Non Gold Pool	5.785%	10/1/37	4,129	4,360
[2,4] Freddie Mac Non Gold Pool	5.794%	3/1/37	1,121	1,208
[2,4] Freddie Mac Non Gold Pool	5.796%	6/1/37	2,094	2,263
[2,4] Freddie Mac Non Gold Pool	5.829%	8/1/37	2,119	2,284
[2,4] Freddie Mac Non Gold Pool	5.855%	5/1/37	5,958	6,467
[2,4] Freddie Mac Non Gold Pool	5.870%	1/1/37	736	792
[2,4] Freddie Mac Non Gold Pool	5.891%	12/1/36	940	1,014
[2,4] Freddie Mac Non Gold Pool	6.030%	8/1/37	795	863
[2,4] Freddie Mac Non Gold Pool	6.061%	3/1/37	63	66
[2,4] Freddie Mac Non Gold Pool	6.070%	12/1/36–10/1/37	1,790	1,944
[2,4] Freddie Mac Non Gold Pool	6.084%	3/1/37	57	60
[2,4] Freddie Mac Non Gold Pool	6.127%	6/1/37	1,134	1,207
[2,4] Freddie Mac Non Gold Pool	6.385%	2/1/37	981	1,061
4	Ginnie Mae II Pool	2.375%	6/20/29	62	65
4	Ginnie Mae II Pool	2.500%	1/20/41–6/20/41	29,555	30,343
4	Ginnie Mae II Pool	3.000%	12/20/40–5/20/41	8,239	8,587
4	Ginnie Mae II Pool	3.500%	1/20/41	4,853	5,110
4	Ginnie Mae II Pool	4.000%	12/20/39	5,244	5,576
4	Ginnie Mae II Pool	4.500%	10/20/39	910	980
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	1,873	1,998
444,145
Total U.S. Government and Agency Obligations (Cost $27,728,533)	29,180,837
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
4	Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.050%	11/10/38	282	282

4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	1,800	1,872
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.730%	6/10/39	5,183	5,598
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	13,100	13,887
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.234%	11/10/42	2,295	2,334
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.727%	7/10/43	1,655	1,592
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.118%	7/11/43	2,838	2,871
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.921%	5/10/45	4,250	4,635
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.956%	5/10/45	1,380	1,131
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.372%	9/10/45	6,200	6,716
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.421%	9/10/45	40	39
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.115%	10/10/45	4,175	4,556
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.120%	10/10/45	1,125	1,132
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.176%	10/10/45	120	119
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.634%	7/10/46	8,425	9,155
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.695%	7/10/46	1,150	862
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.367%	9/10/47	1,500	1,377
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.367%	9/10/47	2,300	2,300
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.414%	9/10/47	4,990	5,225
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.448%	9/10/47	890	758
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.523%	1/15/49	1,025	619
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	6.395%	2/10/51	12,600	13,848
4	Bear Stearns Commercial Mortgage
	Securities	5.704%	4/12/38	6,110	6,677
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.705%	4/12/38	1,500	1,468
4	Bear Stearns Commercial Mortgage
	Securities	4.830%	8/15/38	12,312	12,546
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	1,075	871
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	2,225	2,123
4	Bear Stearns Commercial Mortgage
	Securities	5.619%	3/11/39	5,650	6,080
4	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	7,000	7,326
4	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	4,970	5,151

4	Bear Stearns Commercial Mortgage
	Securities	5.853%	6/11/40	5,912	6,009
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.905%	6/11/40	1,075	718
4	Bear Stearns Commercial Mortgage
	Securities	5.405%	12/11/40	645	697
4	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	1,970	1,746
4	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	1,125	1,112
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	3,618	3,586
4	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	2,240	2,247
4	Bear Stearns Commercial Mortgage
	Securities	4.868%	11/11/41	990	869
4	Bear Stearns Commercial Mortgage
	Securities	4.933%	2/13/42	1,835	1,967
4	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	7,000	7,755
4	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	1,825	1,902
4	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	2,779	2,799
4	Bear Stearns Commercial Mortgage
	Securities	5.294%	10/12/42	3,125	3,442
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	2,475	2,269
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	1,775	1,441
4	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	4,170	4,295
4	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	13,500	14,409
4	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	6,625	7,105
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	1,700	1,540
4	Capital Auto Receivables Asset Trust	4.680%	10/15/12	439	446
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	14,904
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	3,380	4,076
4	CDC Commercial Mortgage Trust	5.676%	11/15/30	978	979
4	Chase Issuance Trust	4.650%	3/15/15	11,375	12,016
4	Chase Issuance Trust	5.400%	7/15/15	3,325	3,600
7	Cie de Financement Foncier	2.125%	4/22/13	2,900	2,887
4	CIT Group Home Equity Loan Trust	6.200%	2/25/30	205	207
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,575	8,414
4	Citibank Credit Card Issuance Trust	4.850%	3/10/17	1,155	1,303
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,361
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	3,700	4,428
4	Citibank Credit Card Issuance Trust	5.350%	2/7/20	400	479
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	1,125	1,142
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	375	382
[4,6] Citigroup Commercial Mortgage Trust		5.922%	3/15/49	5,050	5,609
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	1,435	1,335
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	825	682
[4,6] Citigroup Commercial Mortgage Trust		5.886%	12/10/49	6,125	6,611
[4,6] Citigroup Commercial Mortgage Trust		5.886%	12/10/49	1,875	1,714

[4,6] Citigroup Commercial Mortgage Trust		6.274%	12/10/49	6,600	7,219
[4,6] Citigroup Commercial Mortgage Trust		6.274%	12/10/49	2,935	2,598
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.398%	7/15/44	4,350	4,733
[4,6] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.398%	7/15/44	2,475	2,522
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	6,780	7,285
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	3,150	2,771
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.688%	10/15/48	1,350	754
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	12,110	12,150
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	10,450	10,788
[4,7] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	2,455	2,646
4	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	2,700	2,782
4	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	8,395	8,899
4	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	10,975	11,877
4	Commercial Mortgage Pass Through
	Certificates	5.943%	6/10/46	4,950	5,407
[4,6] Commercial Mortgage Pass Through
	Certificates	5.968%	6/10/46	1,715	1,604
4	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	2,741	2,753
[4,6] Commercial Mortgage Pass Through
	Certificates	6.008%	12/10/49	6,825	7,387
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	7,075	7,449
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	325	301
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	4,800	5,108
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	1,325	1,253
4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	5,765	5,932
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	520	534
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	6,775	7,293
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	1,300	1,172
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	1,525	1,289
4	Credit Suisse Mortgage Capital Certificates	6.011%	6/15/38	5,675	6,062
4	Credit Suisse Mortgage Capital Certificates	6.011%	6/15/38	350	314
4	Credit Suisse Mortgage Capital Certificates	5.594%	2/15/39	10,725	11,599
[4,6] Credit Suisse Mortgage Capital Certificates		5.595%	2/15/39	1,400	1,181
[4,6] Credit Suisse Mortgage Capital Certificates		5.595%	2/15/39	2,800	2,653
[4,6] Credit Suisse Mortgage Capital Certificates		5.903%	6/15/39	11,650	12,215
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	550	464
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	6,575	6,838

4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	2,250	2,395
[4,6] CW Capital Cobalt Ltd.		6.011%	5/15/46	5,625	5,945
[4,6] CW Capital Cobalt Ltd.		5.484%	4/15/47	1,975	2,129
4	Discover Card Master Trust	5.650%	12/15/15	7,975	8,624
4	Discover Card Master Trust	5.650%	3/16/20	3,687	4,426
[4,6] First Union Commercial Mortgage Trust		6.751%	10/15/35	1,128	1,161
4	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	622	623
4	Ford Credit Auto Owner Trust	4.370%	10/15/12	2,848	2,858
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	1,875	1,916
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	6,800	6,990
4	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	2,210	2,241
4	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	3,925	4,123
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	4,086	4,209
[4,6] GE Capital Commercial Mortgage Corp.		5.510%	3/10/44	2,825	2,630
[4,6] GE Capital Commercial Mortgage Corp.		5.510%	3/10/44	11,475	12,346
[4,6] GE Capital Commercial Mortgage Corp.		5.492%	11/10/45	2,725	2,514
4	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	2,750	2,891
4	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	285	282
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	1,200	1,230
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	825	880
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	166	169
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	2,625	2,801
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	575	585
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	2,371	2,437
4	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	234	238
4	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	4,375	4,613
4	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	5,165
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	1,315	1,320
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	6,750	7,109
[4,6] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	1,900	1,643
4	Greenwich Capital Commercial Funding Corp.	6.073%	7/10/38	520	561
[4,6] Greenwich Capital Commercial Funding Corp.		6.074%	7/10/38	1,775	1,661
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	575	497
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	10,827	11,433
[4,6] Greenwich Capital Commercial Funding Corp.		4.859%	8/10/42	800	736
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	3,045	3,077
[4,6] GS Mortgage Securities Corp. II		5.553%	4/10/38	4,275	4,508
[4,6] GS Mortgage Securities Corp. II		5.622%	4/10/38	1,725	1,589
4	GS Mortgage Securities Corp. II	5.396%	8/10/38	8,075	8,597
4	GS Mortgage Securities Corp. II	4.608%	1/10/40	4,325	4,457
[4,6] GS Mortgage Securities Corp. II		3.707%	8/10/44	1,500	1,515
4	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	476	476
4	Honda Auto Receivables Owner Trust	4.880%	9/18/14	1,317	1,330
4	Honda Auto Receivables Owner Trust	1.800%	4/17/17	1,475	1,506
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	2,903	2,976
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	1,225	1,253
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.985%	1/12/37	3,275	3,408
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.255%	7/12/37	425	449
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	7/12/37	3,123	3,181
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.534%	8/12/37	800	722

4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	1,489	1,497
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	10,973	11,603
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	4,275	4,512
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.790%	6/12/41	10,300	11,229
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	1,075	1,077
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.496%	1/12/43	40	36
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	1,540	1,659
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.636%	12/12/44	1,100	1,021
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.685%	12/12/44	550	395
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.414%	12/15/44	1,480	1,531
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.493%	12/15/44	550	488
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	7,265	8,008
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	635	605
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	1,355	1,036
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	2,500	2,234
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.623%	5/12/45	800	575
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	1,720	1,647
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	2,425	2,584
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	5,395	5,605
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.004%	6/15/49	5,075	5,331
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	16,448	17,779
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	2,621	2,644
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.098%	2/12/51	1,275	1,141
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	6,150	6,554
4	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	63	64
4	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,975	7,424
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	2,850	3,044
[4,6] LB-UBS Commercial Mortgage Trust		5.150%	4/15/30	2,175	2,356
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	5,965	6,439
4	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	925	880
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	10,012	10,277
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	2,375	2,469
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	10,700	11,027
[4,6] LB-UBS Commercial Mortgage Trust		4.685%	7/15/32	515	538

[4,6] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	2,850	3,022
4	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	5,900	6,163
[4,6] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	12,225	13,375
4	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	1,250	1,358
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	425	408
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	1,200	1,268
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	5,500	5,664
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	1,507
[4,6] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	1,200	1,011
[4,6] LB-UBS Commercial Mortgage Trust		5.057%	9/15/40	700	624
[4,6] LB-UBS Commercial Mortgage Trust		5.276%	2/15/41	1,325	1,084
[4,6] LB-UBS Commercial Mortgage Trust		6.312%	4/15/41	12,650	13,922
[4,6] LB-UBS Commercial Mortgage Trust		6.312%	4/15/41	1,970	1,753
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	12,050	12,651
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	5,825	6,120
4	Merrill Lynch Mortgage Trust	5.107%	7/12/38	50	48
4	Merrill Lynch Mortgage Trust	5.854%	5/12/39	8,610	9,373
[4,6] Merrill Lynch Mortgage Trust		5.855%	5/12/39	625	599
4	Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,965	1,818
[4,6] Merrill Lynch Mortgage Trust		5.802%	8/12/43	1,350	960
[4,6] Merrill Lynch Mortgage Trust		5.291%	1/12/44	6,675	7,362
[4,6] Merrill Lynch Mortgage Trust		6.022%	6/12/50	1,175	1,013
[4,6] Merrill Lynch Mortgage Trust		6.022%	6/12/50	13,950	14,637
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	1,275	1,297
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	5,920	6,326
[4,6] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.706%	2/12/39	275	225
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.096%	6/12/46	12,675	13,826
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	300	278
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	7,455	7,639
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	1,956	1,983
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	10,075	10,682
4	Morgan Stanley Capital I	4.970%	4/14/40	3,545	3,715
[4,6] Morgan Stanley Capital I		5.110%	6/15/40	9,025	9,752
4	Morgan Stanley Capital I	5.030%	6/13/41	1,566	1,603
4	Morgan Stanley Capital I	5.270%	6/13/41	2,185	2,338
[4,6] Morgan Stanley Capital I		5.991%	8/12/41	775	787
4	Morgan Stanley Capital I	5.328%	11/12/41	3,675	3,955
4	Morgan Stanley Capital I	5.360%	11/12/41	2,626	2,406
4	Morgan Stanley Capital I	4.780%	12/13/41	1,540	1,647
[4,6] Morgan Stanley Capital I		4.840%	12/13/41	515	466
4	Morgan Stanley Capital I	4.970%	12/15/41	7,440	7,873
4	Morgan Stanley Capital I	5.168%	1/14/42	1,500	1,612
[4,6] Morgan Stanley Capital I		5.795%	6/11/42	6,575	7,311
[4,6] Morgan Stanley Capital I		5.795%	6/11/42	550	528
4	Morgan Stanley Capital I	4.989%	8/13/42	8,300	8,958
[4,6] Morgan Stanley Capital I		5.073%	8/13/42	1,500	1,198
4	Morgan Stanley Capital I	5.230%	9/15/42	10,500	11,460
4	Morgan Stanley Capital I	5.897%	10/15/42	2,790	3,048
[4,6] Morgan Stanley Capital I		5.902%	10/15/42	225	217
[4,6] Morgan Stanley Capital I		5.902%	10/15/42	1,750	1,460
[4,6] Morgan Stanley Capital I		5.374%	11/14/42	7,950	8,621
4	Morgan Stanley Capital I	6.455%	1/11/43	7,850	8,970

4	Morgan Stanley Capital I	5.332%	12/15/43	5,275	5,680
[4,6] Morgan Stanley Capital I		5.598%	3/12/44	11,925	12,825
[4,6] Morgan Stanley Capital I		5.773%	7/12/44	1,575	1,590
[4,6] Morgan Stanley Capital I		5.793%	7/12/44	1,475	1,247
4	Morgan Stanley Capital I	4.660%	9/13/45	2,150	2,286
[4,6] Morgan Stanley Capital I		5.654%	4/15/49	1,300	1,375
[4,6] Morgan Stanley Capital I		5.692%	4/15/49	9,650	10,034
[4,6] Morgan Stanley Capital I		5.871%	4/15/49	1,641	1,249
[4,6] Morgan Stanley Capital I		5.544%	11/12/49	1,550	1,465
4	Morgan Stanley Capital I	5.809%	12/12/49	3,425	3,705
[4,6] Morgan Stanley Capital I		6.313%	12/12/49	1,975	1,795
4	Morgan Stanley Capital I	5.090%	10/12/52	987	986
[4,6] Morgan Stanley Capital I		5.204%	10/12/52	1,725	1,659
4	Morgan Stanley Capital I	4.770%	7/15/56	1,345	1,205
4	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	97	96
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	13,650	14,146
4	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	393	394
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	12,421	12,816
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	1,671	1,707
7	Northern Rock Asset Management plc	5.625%	6/22/17	1,075	1,174
4	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	494	501
4	PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	8,423
4	Public Service New Hampshire Funding LLC	6.480%	5/1/15	168	176
4	Residential Asset Securities Corp.	6.489%	10/25/30	55	50
[4,6] TIAA Seasoned Commercial Mortgage Trust		5.947%	8/15/39	1,385	1,265
4	USAA Auto Owner Trust	4.710%	2/18/14	3,085	3,114
4	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	194	199
4	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	550	568
[4,6] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	1,100	1,151
[4,6] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	4,225	4,478
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	199	197
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	7,432	7,896
[4,6] Wachovia Bank Commercial Mortgage Trust		5.495%	7/15/41	11,150	12,030
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	10,325	10,952
[4,6] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	5,820	6,273
[4,6] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	625	572
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	2,955	3,206
[4,6] Wachovia Bank Commercial Mortgage Trust		5.923%	5/15/43	6,695	7,330
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	5,250
4	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	665	659
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	1,350	1,219
[4,6] Wachovia Bank Commercial Mortgage Trust		5.381%	10/15/44	535	500
[4,6] Wachovia Bank Commercial Mortgage Trust		5.381%	10/15/44	10,050	10,945
[4,6] Wachovia Bank Commercial Mortgage Trust		5.444%	12/15/44	9,200	9,993
[4,6] Wachovia Bank Commercial Mortgage Trust		5.494%	12/15/44	375	354
[4,6] Wachovia Bank Commercial Mortgage Trust		6.173%	6/15/45	475	453
[4,6] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	7,000	7,691
4	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	680	729
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	5,637
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,400	2,163
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $966,807)					1,140,528
Corporate Bonds (20.9%)
Finance (7.3%)
	Banking (4.9%)
4	Abbey National Capital Trust I	8.963%	12/29/49	2,400	2,363
	Abbey National Treasury Services plc	2.875%	4/25/14	2,300	2,163
	Abbey National Treasury Services plc	4.000%	4/27/16	2,150	1,966

American Express Bank FSB	5.550%	10/17/12	1,300	1,352
American Express Bank FSB	5.500%	4/16/13	3,275	3,447
American Express Bank FSB	6.000%	9/13/17	625	705
American Express Centurion Bank	5.550%	10/17/12	1,025	1,068
American Express Centurion Bank	5.950%	6/12/17	650	728
American Express Centurion Bank	6.000%	9/13/17	10,325	11,589
American Express Co.	4.875%	7/15/13	1,575	1,648
American Express Co.	7.250%	5/20/14	1,250	1,416
American Express Co.	5.500%	9/12/16	1,025	1,155
American Express Co.	6.150%	8/28/17	2,025	2,321
American Express Co.	7.000%	3/19/18	6,800	8,054
American Express Co.	8.125%	5/20/19	1,625	2,054
American Express Co.	8.150%	3/19/38	1,425	2,030
4 American Express Co.	6.800%	9/1/66	2,825	2,719
American Express Credit Corp.	5.875%	5/2/13	3,175	3,369
American Express Credit Corp.	7.300%	8/20/13	15,300	16,744
American Express Credit Corp.	5.125%	8/25/14	5,400	5,845
American Express Credit Corp.	2.750%	9/15/15	7,125	7,142
American Express Credit Corp.	5.300%	12/2/15	2,000	2,213
Associates Corp. of North America	6.950%	11/1/18	100	111
Banco Santander Chile	2.875%	11/13/12	900	899
7 BanColombia SA	4.250%	1/12/16	2,700	2,634
Bank of America Corp.	4.875%	1/15/13	5,875	5,795
Bank of America Corp.	4.900%	5/1/13	11,375	11,272
Bank of America Corp.	7.375%	5/15/14	4,650	4,796
Bank of America Corp.	5.375%	6/15/14	800	784
Bank of America Corp.	5.125%	11/15/14	5,825	5,752
Bank of America Corp.	4.500%	4/1/15	22,500	21,293
Bank of America Corp.	4.750%	8/1/15	275	264
Bank of America Corp.	5.250%	12/1/15	1,225	1,139
Bank of America Corp.	3.625%	3/17/16	15,275	13,857
Bank of America Corp.	3.750%	7/12/16	3,025	2,748
Bank of America Corp.	6.500%	8/1/16	15,900	15,766
Bank of America Corp.	5.750%	8/15/16	3,250	2,985
Bank of America Corp.	7.800%	9/15/16	5,000	5,120
Bank of America Corp.	5.625%	10/14/16	14,700	13,960
Bank of America Corp.	5.420%	3/15/17	4,575	3,979
Bank of America Corp.	6.000%	9/1/17	400	381
Bank of America Corp.	5.750%	12/1/17	1,575	1,480
Bank of America Corp.	5.650%	5/1/18	9,000	8,405
Bank of America Corp.	7.625%	6/1/19	3,825	3,979
Bank of America Corp.	5.625%	7/1/20	16,950	15,592
Bank of America Corp.	5.875%	1/5/21	1,150	1,059
Bank of America Corp.	6.800%	3/15/28	600	573
Bank of America Corp.	6.500%	9/15/37	875	702
Bank of America NA	5.300%	3/15/17	6,850	6,123
Bank of America NA	6.100%	6/15/17	1,975	1,833
Bank of America NA	6.000%	10/15/36	2,225	1,968
Bank of Montreal	2.125%	6/28/13	2,225	2,268
Bank of New York Mellon Corp.	4.950%	11/1/12	9,500	9,932
Bank of New York Mellon Corp.	4.500%	4/1/13	525	553
Bank of New York Mellon Corp.	4.300%	5/15/14	4,850	5,222
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,517
Bank of New York Mellon Corp.	2.500%	1/15/16	4,050	4,117
Bank of New York Mellon Corp.	5.450%	5/15/19	3,645	4,167
Bank of New York Mellon Corp.	4.600%	1/15/20	6,975	7,655
Bank of Nova Scotia	2.250%	1/22/13	9,400	9,575
Bank of Nova Scotia	2.375%	12/17/13	7,250	7,459

	Bank of Nova Scotia	2.050%	10/7/15	1,900	1,912
	Bank of Nova Scotia	4.375%	1/13/21	1,425	1,558
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	4,000	4,047
	Bank One Corp.	5.250%	1/30/13	1,450	1,503
	Bank One Corp.	4.900%	4/30/15	975	1,016
	Bank One Corp.	7.625%	10/15/26	425	521
	Barclays Bank plc	2.500%	1/23/13	3,325	3,312
	Barclays Bank plc	5.200%	7/10/14	22,750	23,273
	Barclays Bank plc	3.900%	4/7/15	3,600	3,538
	Barclays Bank plc	5.000%	9/22/16	3,125	3,115
	Barclays Bank plc	6.750%	5/22/19	2,775	3,032
	Barclays Bank plc	5.125%	1/8/20	2,450	2,404
	Barclays Bank plc	5.140%	10/14/20	4,600	3,764
	BB&T Capital Trust II	6.750%	6/7/36	2,675	2,658
4	BB&T Capital Trust IV	6.820%	6/12/77	1,600	1,657
	BB&T Corp.	4.750%	10/1/12	1,675	1,717
	BB&T Corp.	3.375%	9/25/13	2,725	2,817
	BB&T Corp.	5.200%	12/23/15	8,975	9,646
	BB&T Corp.	4.900%	6/30/17	100	106
	BB&T Corp.	5.250%	11/1/19	4,350	4,704
	BBVA US Senior SAU	3.250%	5/16/14	4,625	4,339
	Bear Stearns Cos. LLC	5.700%	11/15/14	9,825	10,621
	Bear Stearns Cos. LLC	5.300%	10/30/15	5,900	6,387
	Bear Stearns Cos. LLC	5.550%	1/22/17	2,200	2,283
	Bear Stearns Cos. LLC	6.400%	10/2/17	2,650	3,011
	Bear Stearns Cos. LLC	7.250%	2/1/18	3,975	4,664
	Bear Stearns Cos. LLC	4.650%	7/2/18	425	446
	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	2.125%	12/21/12	9,250	9,148
	BNP Paribas SA	3.250%	3/11/15	4,850	4,715
	BNP Paribas SA	3.600%	2/23/16	4,975	4,850
	BNP Paribas SA	5.000%	1/15/21	9,675	9,563
	BNY Mellon NA	4.750%	12/15/14	3,350	3,644
	Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,112
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	975	980
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	325	329
	Capital One Bank USA NA	6.500%	6/13/13	1,150	1,225
	Capital One Bank USA NA	8.800%	7/15/19	10,900	12,505
4	Capital One Capital III	7.686%	8/1/66	2,025	1,979
	Capital One Capital IV	6.745%	2/17/37	1,500	1,433
	Capital One Capital V	10.250%	8/15/39	1,750	1,789
	Capital One Capital VI	8.875%	5/15/40	2,700	2,693
	Capital One Financial Corp.	7.375%	5/23/14	500	557
	Capital One Financial Corp.	2.125%	7/15/14	3,250	3,222
	Capital One Financial Corp.	5.500%	6/1/15	2,800	2,981
	Capital One Financial Corp.	3.150%	7/15/16	6,400	6,291
	Capital One Financial Corp.	6.150%	9/1/16	1,875	1,969
	Capital One Financial Corp.	5.250%	2/21/17	1,075	1,142
	Capital One Financial Corp.	6.750%	9/15/17	1,575	1,795
	Capital One Financial Corp.	4.750%	7/15/21	1,400	1,394
[4,7] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	4,025	4,618
	Citigroup Inc.	6.000%	2/21/12	3,500	3,543
	Citigroup Inc.	5.250%	2/27/12	3,875	3,926
	Citigroup Inc.	5.300%	10/17/12	15,300	15,678
	Citigroup Inc.	5.500%	4/11/13	15,925	16,390
	Citigroup Inc.	6.500%	8/19/13	6,450	6,758
	Citigroup Inc.	6.000%	12/13/13	17,625	18,466
	Citigroup Inc.	5.125%	5/5/14	825	844

Citigroup Inc.	6.375%	8/12/14	6,125	6,480
Citigroup Inc.	5.000%	9/15/14	8,500	8,348
Citigroup Inc.	5.500%	10/15/14	4,850	5,037
Citigroup Inc.	6.010%	1/15/15	3,250	3,440
Citigroup Inc.	4.750%	5/19/15	5,250	5,375
Citigroup Inc.	4.700%	5/29/15	1,000	1,016
Citigroup Inc.	4.587%	12/15/15	6,680	6,795
Citigroup Inc.	5.300%	1/7/16	5,550	5,767
Citigroup Inc.	3.953%	6/15/16	3,700	3,687
Citigroup Inc.	6.000%	8/15/17	4,325	4,613
Citigroup Inc.	6.125%	11/21/17	10,250	10,972
Citigroup Inc.	6.125%	5/15/18	13,183	14,156
Citigroup Inc.	8.500%	5/22/19	18,175	21,814
Citigroup Inc.	5.375%	8/9/20	5,325	5,483
Citigroup Inc.	6.625%	6/15/32	1,925	1,753
Citigroup Inc.	5.875%	2/22/33	3,250	2,709
Citigroup Inc.	6.000%	10/31/33	4,050	3,484
Citigroup Inc.	5.850%	12/11/34	650	627
Citigroup Inc.	6.125%	8/25/36	5,750	4,874
Citigroup Inc.	5.875%	5/29/37	4,550	4,405
Citigroup Inc.	6.875%	3/5/38	10,800	11,592
Citigroup Inc.	8.125%	7/15/39	1,400	1,709
Comerica Bank	5.750%	11/21/16	3,775	4,201
Comerica Bank	5.200%	8/22/17	2,800	3,074
Comerica Inc.	4.800%	5/1/15	2,600	2,683
Compass Bank	6.400%	10/1/17	900	952
Compass Bank	5.900%	4/1/26	650	637
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	5,000	4,989
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	11,400	12,298
Countrywide Financial Corp.	6.250%	5/15/16	450	395
4 Credit Suisse AG	5.860%	5/29/49	3,724	2,914
Credit Suisse New York	5.000%	5/15/13	12,900	13,311
Credit Suisse New York	2.200%	1/14/14	7,625	7,491
Credit Suisse New York	5.500%	5/1/14	7,200	7,567
Credit Suisse New York	3.500%	3/23/15	11,250	11,205
Credit Suisse New York	6.000%	2/15/18	6,150	6,202
Credit Suisse New York	5.300%	8/13/19	8,925	9,000
Credit Suisse New York	5.400%	1/14/20	3,800	3,653
Credit Suisse New York	4.375%	8/5/20	3,700	3,563
Credit Suisse USA Inc.	5.500%	8/15/13	2,575	2,707
Credit Suisse USA Inc.	5.125%	1/15/14	625	658
Credit Suisse USA Inc.	4.875%	1/15/15	2,935	3,075
Credit Suisse USA Inc.	5.125%	8/15/15	4,265	4,506
Credit Suisse USA Inc.	7.125%	7/15/32	6,400	7,330
Deutsche Bank AG	5.375%	10/12/12	13,350	13,684
Deutsche Bank AG	2.375%	1/11/13	4,500	4,476
Deutsche Bank AG	4.875%	5/20/13	5,500	5,670
Deutsche Bank AG	3.450%	3/30/15	5,725	5,700
Deutsche Bank AG	3.250%	1/11/16	4,200	4,128
Deutsche Bank AG	6.000%	9/1/17	9,175	10,088
Deutsche Bank Financial LLC	5.375%	3/2/15	4,545	4,689
Discover Bank	7.000%	4/15/20	1,800	1,912
Fifth Third Bancorp	6.250%	5/1/13	100	106
Fifth Third Bancorp	3.625%	1/25/16	9,525	9,635
Fifth Third Bancorp	4.500%	6/1/18	725	713
Fifth Third Bancorp	8.250%	3/1/38	5,806	7,044

Fifth Third Bank	4.750%	2/1/15	2,800	2,938
4 Fifth Third Capital Trust IV	6.500%	4/15/67	1,825	1,734
First Horizon National Corp.	5.375%	12/15/15	7,350	7,443
First Niagara Financial Group Inc.	6.750%	3/19/20	675	738
First Tennessee Bank NA	5.050%	1/15/15	1,604	1,609
FleetBoston Financial Corp.	6.700%	7/15/28	5,400	5,250
Golden West Financial Corp.	4.750%	10/1/12	975	1,009
Goldman Sachs Capital I	6.345%	2/15/34	4,975	4,283
Goldman Sachs Group Inc.	5.450%	11/1/12	18,050	18,519
Goldman Sachs Group Inc.	4.750%	7/15/13	7,425	7,623
Goldman Sachs Group Inc.	5.250%	10/15/13	12,125	12,547
Goldman Sachs Group Inc.	5.150%	1/15/14	3,125	3,237
Goldman Sachs Group Inc.	6.000%	5/1/14	10,825	11,404
Goldman Sachs Group Inc.	5.000%	10/1/14	11,175	11,594
Goldman Sachs Group Inc.	5.125%	1/15/15	6,525	6,743
Goldman Sachs Group Inc.	3.700%	8/1/15	1,950	1,903
Goldman Sachs Group Inc.	5.350%	1/15/16	11,225	11,612
Goldman Sachs Group Inc.	3.625%	2/7/16	8,225	7,983
Goldman Sachs Group Inc.	5.750%	10/1/16	2,750	2,890
Goldman Sachs Group Inc.	5.625%	1/15/17	4,275	4,187
Goldman Sachs Group Inc.	6.250%	9/1/17	8,625	8,971
Goldman Sachs Group Inc.	5.950%	1/18/18	5,775	5,937
Goldman Sachs Group Inc.	6.150%	4/1/18	7,475	7,722
Goldman Sachs Group Inc.	7.500%	2/15/19	2,900	3,205
Goldman Sachs Group Inc.	5.375%	3/15/20	16,050	15,887
Goldman Sachs Group Inc.	6.000%	6/15/20	14,390	14,714
Goldman Sachs Group Inc.	5.250%	7/27/21	500	495
Goldman Sachs Group Inc.	5.950%	1/15/27	4,650	4,499
Goldman Sachs Group Inc.	6.125%	2/15/33	15,670	15,749
Goldman Sachs Group Inc.	6.450%	5/1/36	2,175	1,992
Goldman Sachs Group Inc.	6.750%	10/1/37	17,000	15,511
Goldman Sachs Group Inc.	6.250%	2/1/41	3,220	3,118
7 HBOS plc	6.750%	5/21/18	2,075	1,807
HSBC Bank USA NA	4.625%	4/1/14	8,475	8,691
HSBC Bank USA NA	4.875%	8/24/20	3,675	3,445
HSBC Bank USA NA	5.875%	11/1/34	1,200	1,142
HSBC Bank USA NA	5.625%	8/15/35	1,225	1,102
HSBC Bank USA NA	7.000%	1/15/39	325	355
HSBC Holdings plc	5.100%	4/5/21	10,110	10,490
HSBC Holdings plc	7.625%	5/17/32	325	342
HSBC Holdings plc	7.350%	11/27/32	600	641
HSBC Holdings plc	6.500%	5/2/36	7,500	7,398
HSBC Holdings plc	6.500%	9/15/37	14,050	13,669
HSBC Holdings plc	6.800%	6/1/38	1,475	1,478
Huntington Bancshares Inc.	7.000%	12/15/20	3,950	4,401
7 ICICI Bank Ltd.	6.625%	10/3/12	4,525	4,625
JP Morgan Chase Capital XVII	5.850%	8/1/35	250	249
4 JP Morgan Chase Capital XVIII	6.950%	8/1/66	900	900
4 JP Morgan Chase Capital XX	6.550%	9/15/66	2,490	2,499
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	7,675	7,711
JP Morgan Chase Capital XXV	6.800%	10/1/37	2,775	2,781
JPMorgan Chase & Co.	5.375%	10/1/12	5,950	6,203
JPMorgan Chase & Co.	5.750%	1/2/13	8,990	9,395
JPMorgan Chase & Co.	4.750%	5/1/13	8,785	9,223
JPMorgan Chase & Co.	1.650%	9/30/13	8,050	8,099
JPMorgan Chase & Co.	2.050%	1/24/14	8,050	8,085
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,196
JPMorgan Chase & Co.	4.650%	6/1/14	8,600	9,128

JPMorgan Chase & Co.	5.125%	9/15/14	14,715	15,482
JPMorgan Chase & Co.	3.700%	1/20/15	2,950	3,022
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	4,887
JPMorgan Chase & Co.	5.250%	5/1/15	2,025	2,127
JPMorgan Chase & Co.	5.150%	10/1/15	7,400	7,807
JPMorgan Chase & Co.	2.600%	1/15/16	4,525	4,411
JPMorgan Chase & Co.	3.450%	3/1/16	500	501
JPMorgan Chase & Co.	3.150%	7/5/16	75	74
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,640
JPMorgan Chase & Co.	6.000%	1/15/18	2,400	2,683
JPMorgan Chase & Co.	6.300%	4/23/19	14,795	16,719
JPMorgan Chase & Co.	4.400%	7/22/20	425	429
JPMorgan Chase & Co.	4.250%	10/15/20	725	722
JPMorgan Chase & Co.	4.350%	8/15/21	3,625	3,661
JPMorgan Chase & Co.	6.400%	5/15/38	29,150	33,321
JPMorgan Chase & Co.	5.500%	10/15/40	5,350	5,688
JPMorgan Chase & Co.	5.600%	7/15/41	3,250	3,364
JPMorgan Chase Bank NA	5.875%	6/13/16	7,950	8,412
JPMorgan Chase Capital XXVII	7.000%	11/1/39	3,140	3,147
KeyBank NA	5.800%	7/1/14	850	914
KeyBank NA	5.450%	3/3/16	2,500	2,698
KeyCorp	6.500%	5/14/13	1,500	1,599
KeyCorp	5.100%	3/24/21	6,300	6,367
7 Lloyds TSB Bank plc	4.375%	1/12/15	3,650	3,534
Lloyds TSB Bank plc	4.875%	1/21/16	6,375	6,216
7 Lloyds TSB Bank plc	5.800%	1/13/20	3,950	3,797
Lloyds TSB Bank plc	6.375%	1/21/21	6,575	6,465
M&I Marshall & Ilsley Bank	4.850%	6/16/15	350	373
M&I Marshall & Ilsley Bank	5.000%	1/17/17	100	105
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,739
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	99
MBNA Corp.	6.125%	3/1/13	1,375	1,375
MBNA Corp.	5.000%	6/15/15	1,425	1,381
Mellon Funding Corp.	5.000%	12/1/14	875	946
Merrill Lynch & Co. Inc.	5.450%	2/5/13	3,225	3,183
Merrill Lynch & Co. Inc.	6.150%	4/25/13	7,200	7,203
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,198
Merrill Lynch & Co. Inc.	5.450%	7/15/14	850	831
Merrill Lynch & Co. Inc.	5.000%	1/15/15	11,281	10,889
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,025	954
Merrill Lynch & Co. Inc.	5.700%	5/2/17	6,625	5,916
Merrill Lynch & Co. Inc.	6.400%	8/28/17	5,425	5,180
Merrill Lynch & Co. Inc.	6.875%	4/25/18	16,925	16,661
Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,100	1,020
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,525	3,794
Merrill Lynch & Co. Inc.	6.110%	1/29/37	2,375	1,884
Merrill Lynch & Co. Inc.	7.750%	5/14/38	14,420	13,240
Morgan Stanley	5.625%	1/9/12	5,520	5,570
Morgan Stanley	5.300%	3/1/13	1,050	1,057
Morgan Stanley	6.750%	10/15/13	200	212
Morgan Stanley	2.875%	1/24/14	13,900	13,590
Morgan Stanley	4.750%	4/1/14	13,900	13,220
Morgan Stanley	6.000%	5/13/14	12,050	12,207
Morgan Stanley	2.875%	7/28/14	1,050	1,003
Morgan Stanley	4.200%	11/20/14	2,325	2,265
Morgan Stanley	4.100%	1/26/15	3,300	3,148
Morgan Stanley	6.000%	4/28/15	19,475	19,552
Morgan Stanley	5.375%	10/15/15	2,325	2,299

	Morgan Stanley	3.450%	11/2/15	24,800	22,851
	Morgan Stanley	3.800%	4/29/16	625	573
	Morgan Stanley	5.750%	10/18/16	4,700	4,615
	Morgan Stanley	5.450%	1/9/17	3,225	3,113
	Morgan Stanley	5.550%	4/27/17	1,375	1,331
	Morgan Stanley	5.950%	12/28/17	5,100	4,974
	Morgan Stanley	6.625%	4/1/18	6,975	6,956
	Morgan Stanley	7.300%	5/13/19	12,800	13,146
	Morgan Stanley	5.625%	9/23/19	23,195	21,530
	Morgan Stanley	5.500%	1/26/20	2,750	2,529
	Morgan Stanley	5.500%	7/24/20	1,650	1,497
	Morgan Stanley	5.750%	1/25/21	4,850	4,444
	Morgan Stanley	6.250%	8/9/26	8,475	8,477
	Morgan Stanley	7.250%	4/1/32	2,750	2,845
	National City Bank	4.625%	5/1/13	725	757
	National City Corp.	4.900%	1/15/15	850	920
	National City Corp.	6.875%	5/15/19	4,525	5,180
4	National City Preferred Capital Trust I	12.000%	12/29/49	1,575	1,630
	Northern Trust Co.	6.500%	8/15/18	425	512
	Northern Trust Corp.	5.500%	8/15/13	425	458
	Northern Trust Corp.	4.625%	5/1/14	1,025	1,109
	Paribas	6.950%	7/22/13	325	332
	PNC Bank NA	4.875%	9/21/17	3,575	3,746
	PNC Bank NA	6.000%	12/7/17	325	356
	PNC Funding Corp.	4.250%	9/21/15	650	701
	PNC Funding Corp.	5.250%	11/15/15	6,400	6,895
	PNC Funding Corp.	2.700%	9/19/16	1,800	1,800
	PNC Funding Corp.	5.625%	2/1/17	325	353
	PNC Funding Corp.	6.700%	6/10/19	6,475	7,825
	PNC Funding Corp.	4.375%	8/11/20	1,150	1,210
	Royal Bank of Canada	2.100%	7/29/13	6,200	6,344
	Royal Bank of Canada	2.625%	12/15/15	5,600	5,796
	Royal Bank of Canada	2.875%	4/19/16	2,075	2,151
	Royal Bank of Scotland Group plc	5.000%	10/1/14	1,500	1,398
	Royal Bank of Scotland Group plc	5.050%	1/8/15	1,800	1,667
	Royal Bank of Scotland Group plc	6.400%	10/21/19	7,650	7,314
	Royal Bank Of Scotland NV	4.650%	6/4/18	100	91
	Royal Bank of Scotland plc	3.400%	8/23/13	4,225	4,213
	Royal Bank of Scotland plc	3.250%	1/11/14	6,525	6,297
7	Royal Bank of Scotland plc	4.875%	8/25/14	1,800	1,799
	Royal Bank of Scotland plc	4.875%	3/16/15	3,975	3,868
	Royal Bank of Scotland plc	4.375%	3/16/16	3,300	3,157
	Royal Bank of Scotland plc	5.625%	8/24/20	8,350	8,049
	Royal Bank of Scotland plc	6.125%	1/11/21	2,425	2,401
	Santander Holdings USA Inc.	4.625%	4/19/16	4,225	4,008
	Santander UK plc	7.950%	10/26/29	590	543
	SouthTrust Corp.	5.800%	6/15/14	750	802
	Sovereign Bank	5.125%	3/15/13	625	631
	Sovereign Bank	8.750%	5/30/18	675	769
[4,7] Standard Chartered plc		6.409%	12/31/49	1,975	1,674
	State Street Bank and Trust Co.	5.300%	1/15/16	2,725	3,052
	State Street Bank and Trust Co.	5.250%	10/15/18	2,879	3,180
	State Street Corp.	4.300%	5/30/14	1,600	1,725
	State Street Corp.	2.875%	3/7/16	5,400	5,589
	SunTrust Bank	5.000%	9/1/15	16	17
	SunTrust Bank	7.250%	3/15/18	375	436
	SunTrust Banks Inc.	5.250%	11/5/12	1,800	1,862
	SunTrust Banks Inc.	3.600%	4/15/16	3,775	3,801

SunTrust Banks Inc.	6.000%	9/11/17	1,300	1,419
4 SunTrust Capital VIII	6.100%	12/1/66	657	650
Toronto-Dominion Bank	1.375%	7/14/14	1,660	1,673
Toronto-Dominion Bank	2.500%	7/14/16	2,495	2,559
UBS AG	2.250%	8/12/13	7,650	7,480
UBS AG	2.250%	1/28/14	9,950	9,685
UBS AG	3.875%	1/15/15	1,300	1,288
UBS AG	7.000%	10/15/15	1,000	1,094
UBS AG	5.875%	7/15/16	2,325	2,397
UBS AG	7.375%	6/15/17	3,000	3,367
UBS AG	5.875%	12/20/17	7,575	7,760
UBS AG	5.750%	4/25/18	3,675	3,760
UBS AG	4.875%	8/4/20	14,100	13,502
UBS AG	7.750%	9/1/26	1,000	1,244
UFJ Finance Aruba AEC	6.750%	7/15/13	9,750	10,511
Union Bank NA	5.950%	5/11/16	1,375	1,473
Union Bank NA	3.000%	6/6/16	1,550	1,545
UnionBanCal Corp.	5.250%	12/16/13	700	729
US Bancorp	2.000%	6/14/13	5,000	5,089
US Bancorp	1.125%	10/30/13	3,400	3,391
US Bancorp	3.150%	3/4/15	600	630
US Bancorp	2.450%	7/27/15	275	284
US Bancorp	3.442%	2/1/16	4,250	4,297
US Bancorp	4.125%	5/24/21	2,150	2,309
US Bank NA	6.300%	2/4/14	3,150	3,472
US Bank NA	4.950%	10/30/14	4,800	5,219
US Bank NA	4.800%	4/15/15	850	931
USB Capital XIII Trust	6.625%	12/15/39	675	686
Wachovia Bank NA	4.800%	11/1/14	425	453
Wachovia Bank NA	4.875%	2/1/15	6,050	6,399
Wachovia Bank NA	5.000%	8/15/15	825	881
Wachovia Bank NA	6.000%	11/15/17	2,500	2,742
Wachovia Bank NA	5.850%	2/1/37	5,775	6,015
Wachovia Bank NA	6.600%	1/15/38	3,600	4,102
Wachovia Corp.	5.300%	10/15/11	4,125	4,130
Wachovia Corp.	5.500%	5/1/13	2,103	2,235
Wachovia Corp.	4.875%	2/15/14	5,275	5,477
Wachovia Corp.	5.250%	8/1/14	1,900	1,999
Wachovia Corp.	5.625%	10/15/16	11,800	12,674
Wachovia Corp.	5.750%	6/15/17	6,425	7,238
Wachovia Corp.	5.750%	2/1/18	825	934
Wachovia Corp.	6.605%	10/1/25	100	113
Wachovia Corp.	7.500%	4/15/35	275	348
Wachovia Corp.	5.500%	8/1/35	1,775	1,756
Wachovia Corp.	6.550%	10/15/35	250	284
Wells Fargo & Co.	5.250%	10/23/12	3,575	3,735
Wells Fargo & Co.	4.375%	1/31/13	17,000	17,641
Wells Fargo & Co.	4.950%	10/16/13	1,150	1,210
Wells Fargo & Co.	3.750%	10/1/14	2,050	2,162
Wells Fargo & Co.	3.625%	4/15/15	11,375	11,873
Wells Fargo & Co.	3.676%	6/15/16	13,350	13,918
Wells Fargo & Co.	5.625%	12/11/17	19,725	22,229
Wells Fargo & Co.	4.600%	4/1/21	6,825	7,275
Wells Fargo & Co.	5.375%	2/7/35	4,700	4,940
Wells Fargo Bank NA	4.750%	2/9/15	4,925	5,184
Wells Fargo Bank NA	5.750%	5/16/16	3,600	3,980
Wells Fargo Bank NA	5.950%	8/26/36	1,725	1,834
4 Wells Fargo Capital X	5.950%	12/1/86	3,600	3,528

4 Wells Fargo Capital XIII	7.700%	12/29/49	6,600	6,584
4 Wells Fargo Capital XV	9.750%	9/29/49	3,650	3,650
Westpac Banking Corp.	2.250%	11/19/12	3,725	3,766
Westpac Banking Corp.	2.100%	8/2/13	625	634
Westpac Banking Corp.	1.850%	12/9/13	7,000	7,036
Westpac Banking Corp.	4.200%	2/27/15	7,400	7,759
Westpac Banking Corp.	3.000%	8/4/15	4,125	4,166
Westpac Banking Corp.	4.875%	11/19/19	8,575	8,935

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	5,000	5,625
Ameriprise Financial Inc.	5.300%	3/15/20	775	852
4 Ameriprise Financial Inc.	7.518%	6/1/66	4,475	4,475
BlackRock Inc.	2.250%	12/10/12	2,300	2,335
BlackRock Inc.	3.500%	12/10/14	1,700	1,805
BlackRock Inc.	6.250%	9/15/17	1,150	1,329
BlackRock Inc.	5.000%	12/10/19	100	111
BlackRock Inc.	4.250%	5/24/21	2,125	2,225
Charles Schwab Corp.	4.950%	6/1/14	3,925	4,299
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,051
7 FMR LLC	7.490%	6/15/19	200	248
Franklin Resources Inc.	2.000%	5/20/13	2,650	2,691
Franklin Resources Inc.	3.125%	5/20/15	1,450	1,497
Franklin Resources Inc.	4.625%	5/20/20	700	769
7 GFI Group Inc.	8.375%	7/19/18	750	738
Jefferies Group Inc.	5.500%	3/15/16	3,900	4,063
Jefferies Group Inc.	5.125%	4/13/18	8,150	7,690
Jefferies Group Inc.	8.500%	7/15/19	2,105	2,303
Jefferies Group Inc.	6.450%	6/8/27	1,050	1,007
Jefferies Group Inc.	6.250%	1/15/36	4,225	3,797
Lazard Group LLC	6.850%	6/15/17	2,675	2,934
MF Global Holdings Ltd.	6.250%	8/8/16	3,625	3,453
Nomura Holdings Inc.	5.000%	3/4/15	2,425	2,562
Nomura Holdings Inc.	4.125%	1/19/16	275	280
Nomura Holdings Inc.	6.700%	3/4/20	3,850	4,480
Raymond James Financial Inc.	4.250%	4/15/16	1,000	1,017
TD Ameritrade Holding Corp.	2.950%	12/1/12	775	791
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,086
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	1,011

Finance Companies (0.7%)
Block Financial LLC	7.875%	1/15/13	525	547
Block Financial LLC	5.125%	10/30/14	5,500	5,668
Discover Financial Services	6.450%	6/12/17	325	337
Discover Financial Services	10.250%	7/15/19	950	1,132
GATX Corp.	4.750%	10/1/12	1,000	1,031
General Electric Capital Corp.	5.250%	10/19/12	24,450	25,546
General Electric Capital Corp.	2.800%	1/8/13	6,975	7,091
General Electric Capital Corp.	5.450%	1/15/13	5,470	5,747
General Electric Capital Corp.	4.800%	5/1/13	10,425	10,940
General Electric Capital Corp.	2.100%	1/7/14	2,600	2,615
General Electric Capital Corp.	5.900%	5/13/14	5,125	5,614
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,602
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,326
General Electric Capital Corp.	3.750%	11/14/14	12,475	13,054
General Electric Capital Corp.	3.500%	6/29/15	5,000	5,165
General Electric Capital Corp.	4.375%	9/21/15	3,500	3,741
General Electric Capital Corp.	2.250%	11/9/15	675	666

General Electric Capital Corp.	2.950%	5/9/16	3,125	3,134
General Electric Capital Corp.	5.375%	10/20/16	250	275
General Electric Capital Corp.	5.400%	2/15/17	14,850	16,191
General Electric Capital Corp.	5.625%	9/15/17	4,000	4,362
General Electric Capital Corp.	5.625%	5/1/18	12,050	13,094
General Electric Capital Corp.	6.000%	8/7/19	10,675	11,979
General Electric Capital Corp.	5.500%	1/8/20	1,075	1,183
General Electric Capital Corp.	5.550%	5/4/20	3,275	3,641
General Electric Capital Corp.	4.625%	1/7/21	2,400	2,482
General Electric Capital Corp.	5.300%	2/11/21	2,550	2,624
General Electric Capital Corp.	6.750%	3/15/32	5,900	6,695
General Electric Capital Corp.	6.150%	8/7/37	14,250	14,948
General Electric Capital Corp.	5.875%	1/14/38	18,900	19,341
General Electric Capital Corp.	6.875%	1/10/39	18,625	21,428
4 General Electric Capital Corp.	6.375%	11/15/67	12,400	11,656
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,075	891
HSBC Finance Corp.	6.375%	11/27/12	9,000	9,356
HSBC Finance Corp.	4.750%	7/15/13	4,000	4,136
HSBC Finance Corp.	5.250%	1/15/14	1,425	1,490
HSBC Finance Corp.	5.000%	6/30/15	10,650	10,984
HSBC Finance Corp.	5.500%	1/19/16	550	573
7 HSBC Finance Corp.	6.676%	1/15/21	16,999	16,731
SLM Corp.	5.375%	1/15/13	1,150	1,150
SLM Corp.	5.000%	10/1/13	1,750	1,724
SLM Corp.	5.375%	5/15/14	3,175	3,121
SLM Corp.	5.050%	11/14/14	975	941
SLM Corp.	6.250%	1/25/16	950	933
SLM Corp.	8.450%	6/15/18	4,950	5,149
SLM Corp.	8.000%	3/25/20	4,900	4,853
SLM Corp.	5.625%	8/1/33	5,000	4,059

Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,274
ACE INA Holdings Inc.	5.875%	6/15/14	2,500	2,774
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,927
ACE INA Holdings Inc.	2.600%	11/23/15	3,500	3,557
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,580
ACE INA Holdings Inc.	5.800%	3/15/18	425	489
ACE INA Holdings Inc.	5.900%	6/15/19	550	648
ACE INA Holdings Inc.	6.700%	5/15/36	400	507
AEGON Funding Co. LLC	5.750%	12/15/20	1,375	1,552
Aegon NV	4.750%	6/1/13	800	822
Aetna Inc.	6.000%	6/15/16	5,800	6,684
Aetna Inc.	4.125%	6/1/21	1,375	1,454
Aetna Inc.	6.625%	6/15/36	3,100	3,949
Aetna Inc.	6.750%	12/15/37	50	64
Aflac Inc.	8.500%	5/15/19	1,100	1,362
Aflac Inc.	6.900%	12/17/39	2,450	2,615
Aflac Inc.	6.450%	8/15/40	1,050	1,019
Alleghany Corp.	5.625%	9/15/20	1,000	1,051
Allied World Assurance Co. Ltd.	7.500%	8/1/16	6,875	7,812
Allstate Corp.	5.000%	8/15/14	3,325	3,649
Allstate Corp.	7.450%	5/16/19	2,040	2,497
Allstate Corp.	6.125%	12/15/32	950	1,084
Allstate Corp.	5.350%	6/1/33	225	234
Allstate Corp.	5.550%	5/9/35	475	509
Allstate Corp.	5.950%	4/1/36	1,000	1,121
Allstate Corp.	6.900%	5/15/38	2,655	3,332

4 Allstate Corp.	6.500%	5/15/57	1,625	1,422
4 Allstate Corp.	6.125%	5/15/67	1,500	1,335
Allstate Life Global Funding Trusts	5.375%	4/30/13	1,425	1,512
Alterra Finance LLC	6.250%	9/30/20	815	875
American Financial Group Inc.	9.875%	6/15/19	775	963
American International Group Inc.	4.250%	5/15/13	3,550	3,552
American International Group Inc.	4.250%	9/15/14	3,200	3,122
American International Group Inc.	5.050%	10/1/15	4,775	4,675
American International Group Inc.	4.875%	9/15/16	3,200	3,138
American International Group Inc.	5.600%	10/18/16	1,150	1,133
American International Group Inc.	5.450%	5/18/17	2,225	2,113
American International Group Inc.	5.850%	1/16/18	3,300	3,281
American International Group Inc.	8.250%	8/15/18	950	1,057
American International Group Inc.	6.400%	12/15/20	7,015	7,118
American International Group Inc.	6.250%	5/1/36	6,500	6,163
American International Group Inc.	6.250%	3/15/37	6,698	4,638
4 American International Group Inc.	8.175%	5/15/68	11,750	10,340
AON Corp.	3.500%	9/30/15	2,025	2,087
AON Corp.	5.000%	9/30/20	1,175	1,286
AON Corp.	8.205%	1/1/27	325	370
AON Corp.	6.250%	9/30/40	2,125	2,592
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,338
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	4,250	4,478
Assurant Inc.	5.625%	2/15/14	625	662
Assurant Inc.	6.750%	2/15/34	1,425	1,531
AXA SA	8.600%	12/15/30	3,925	4,402
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	770
Axis Specialty Finance LLC	5.875%	6/1/20	5,300	5,451
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	2,050	2,164
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,850	6,268
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,159
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	2,050	2,107
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	4,775	5,458
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,725	4,982
Berkshire Hathaway Inc.	2.125%	2/11/13	1,750	1,780
Berkshire Hathaway Inc.	3.200%	2/11/15	3,700	3,887
Chubb Corp.	5.200%	4/1/13	425	447
Chubb Corp.	5.750%	5/15/18	750	885
Chubb Corp.	6.000%	5/11/37	2,900	3,442
4 Chubb Corp.	6.375%	3/29/67	5,650	5,457
CIGNA Corp.	5.125%	6/15/20	875	953
CIGNA Corp.	4.375%	12/15/20	200	207
CIGNA Corp.	4.500%	3/15/21	225	233
CIGNA Corp.	7.875%	5/15/27	425	541
CIGNA Corp.	6.150%	11/15/36	4,484	5,194
CIGNA Corp.	5.875%	3/15/41	1,000	1,120
Cincinnati Financial Corp.	6.920%	5/15/28	4,325	5,002
Cincinnati Financial Corp.	6.125%	11/1/34	1,175	1,270
CNA Financial Corp.	5.850%	12/15/14	2,000	2,113
CNA Financial Corp.	6.500%	8/15/16	1,750	1,885
CNA Financial Corp.	7.350%	11/15/19	1,650	1,847
CNA Financial Corp.	5.875%	8/15/20	925	945
CNA Financial Corp.	5.750%	8/15/21	975	985
Coventry Health Care Inc.	6.300%	8/15/14	3,850	4,241
Coventry Health Care Inc.	5.950%	3/15/17	1,800	2,009
Coventry Health Care Inc.	5.450%	6/15/21	1,600	1,723
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	4,729	4,659
Genworth Financial Inc.	5.750%	6/15/14	300	296

Genworth Financial Inc.	4.950%	10/1/15	825	810
Genworth Financial Inc.	8.625%	12/15/16	4,125	4,120
Genworth Financial Inc.	6.515%	5/22/18	900	792
Genworth Financial Inc.	7.700%	6/15/20	225	201
Genworth Financial Inc.	7.625%	9/24/21	500	430
Genworth Financial Inc.	6.500%	6/15/34	3,575	2,829
Hartford Financial Services Group Inc.	4.625%	7/15/13	625	643
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,006
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	919
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,800	1,872
Hartford Financial Services Group Inc.	6.000%	1/15/19	425	430
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	478
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	1,540
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,776
Humana Inc.	7.200%	6/15/18	100	119
Humana Inc.	6.300%	8/1/18	150	170
Humana Inc.	8.150%	6/15/38	2,500	3,390
Jefferson-Pilot Corp.	4.750%	1/30/14	275	290
Lincoln National Corp.	4.300%	6/15/15	1,619	1,707
Lincoln National Corp.	8.750%	7/1/19	900	1,068
Lincoln National Corp.	6.150%	4/7/36	3,450	3,331
Lincoln National Corp.	7.000%	6/15/40	1,125	1,193
4 Lincoln National Corp.	7.000%	5/17/66	6,985	6,053
Loews Corp.	5.250%	3/15/16	950	1,035
Loews Corp.	6.000%	2/1/35	200	219
Manulife Financial Corp.	3.400%	9/17/15	3,875	3,951
Manulife Financial Corp.	4.900%	9/17/20	4,875	5,015
Markel Corp.	7.125%	9/30/19	825	961
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	2,229	2,304
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	56	63
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	5,962	7,976
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,880	1,984
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	110
7 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	879
MetLife Inc.	5.375%	12/15/12	1,775	1,846
MetLife Inc.	5.000%	11/24/13	1,275	1,362
MetLife Inc.	2.375%	2/6/14	1,625	1,640
MetLife Inc.	5.000%	6/15/15	1,350	1,482
MetLife Inc.	7.717%	2/15/19	675	823
MetLife Inc.	4.750%	2/8/21	3,000	3,113
MetLife Inc.	6.375%	6/15/34	975	1,122
MetLife Inc.	5.875%	2/6/41	5,850	6,364
4 MetLife Inc.	6.400%	12/15/66	4,400	3,805
7 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,657
4 Nationwide Financial Services	6.750%	5/15/67	200	164
OneBeacon US Holdings Inc.	5.875%	5/15/13	215	223
PartnerRe Finance B LLC	5.500%	6/1/20	8,508	8,799
Principal Financial Group Inc.	7.875%	5/15/14	1,525	1,733
Principal Financial Group Inc.	6.050%	10/15/36	950	1,023
Principal Life Income Funding Trusts	5.300%	12/14/12	1,450	1,516
Principal Life Income Funding Trusts	5.300%	4/24/13	1,825	1,929
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,340
Progressive Corp.	6.625%	3/1/29	1,300	1,634
Progressive Corp.	6.250%	12/1/32	100	122
4 Progressive Corp.	6.700%	6/15/67	3,100	3,054
Protective Life Corp.	7.375%	10/15/19	950	1,051
Protective Life Corp.	8.450%	10/15/39	900	1,042
Prudential Financial Inc.	2.750%	1/14/13	1,715	1,732

Prudential Financial Inc.	5.150%	1/15/13	975	1,012
Prudential Financial Inc.	4.500%	7/15/13	1,825	1,902
Prudential Financial Inc.	4.750%	4/1/14	650	684
Prudential Financial Inc.	5.100%	9/20/14	5,225	5,534
Prudential Financial Inc.	6.200%	1/15/15	2,750	3,010
Prudential Financial Inc.	4.750%	9/17/15	5,750	6,082
Prudential Financial Inc.	5.500%	3/15/16	175	188
Prudential Financial Inc.	3.000%	5/12/16	1,650	1,634
Prudential Financial Inc.	6.000%	12/1/17	1,550	1,654
Prudential Financial Inc.	5.375%	6/21/20	450	479
Prudential Financial Inc.	5.400%	6/13/35	2,775	2,674
Prudential Financial Inc.	5.900%	3/17/36	1,300	1,320
Prudential Financial Inc.	5.700%	12/14/36	5,475	5,345
Prudential Financial Inc.	6.625%	12/1/37	1,050	1,146
Prudential Financial Inc.	5.625%	5/12/41	2,550	2,407
4 Reinsurance Group of America Inc.	6.750%	12/15/65	5,675	4,937
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	739
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,469
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	4,075	5,010
Torchmark Corp.	6.375%	6/15/16	1,225	1,360
Transatlantic Holdings Inc.	8.000%	11/30/39	4,425	5,355
Travelers Cos. Inc.	5.500%	12/1/15	3,815	4,290
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,283
Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,576
Travelers Cos. Inc.	5.800%	5/15/18	100	116
Travelers Cos. Inc.	3.900%	11/1/20	1,275	1,304
Travelers Cos. Inc.	6.250%	6/15/37	5,155	6,013
Travelers Cos. Inc.	5.350%	11/1/40	3,350	3,565
Travelers Property Casualty Corp.	6.375%	3/15/33	100	118
UnitedHealth Group Inc.	5.500%	11/15/12	1,925	2,018
UnitedHealth Group Inc.	4.875%	2/15/13	975	1,024
UnitedHealth Group Inc.	4.875%	4/1/13	975	1,028
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,373
UnitedHealth Group Inc.	4.875%	3/15/15	875	966
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	2,101
UnitedHealth Group Inc.	6.000%	2/15/18	4,750	5,652
UnitedHealth Group Inc.	3.875%	10/15/20	5,000	5,300
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	5,214
UnitedHealth Group Inc.	6.500%	6/15/37	625	774
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,799
UnitedHealth Group Inc.	6.875%	2/15/38	6,000	7,849
UnitedHealth Group Inc.	5.950%	2/15/41	250	305
Unum Group	7.125%	9/30/16	1,250	1,429
Unum Group	5.625%	9/15/20	825	883
Validus Holdings Ltd.	8.875%	1/26/40	1,150	1,270
WellPoint Inc.	6.000%	2/15/14	550	602
WellPoint Inc.	5.000%	12/15/14	4,650	5,079
WellPoint Inc.	5.250%	1/15/16	1,475	1,636
WellPoint Inc.	5.875%	6/15/17	7,450	8,507
WellPoint Inc.	7.000%	2/15/19	450	557
WellPoint Inc.	5.950%	12/15/34	3,050	3,594
WellPoint Inc.	5.850%	1/15/36	2,400	2,758
WellPoint Inc.	6.375%	6/15/37	325	397
Willis Group Holdings plc	4.125%	3/15/16	3,775	3,844
Willis Group Holdings plc	5.750%	3/15/21	2,725	2,855
Willis North America Inc.	5.625%	7/15/15	2,200	2,365
Willis North America Inc.	6.200%	3/28/17	1,125	1,229
Willis North America Inc.	7.000%	9/29/19	150	171

WR Berkley Corp.	5.375%	9/15/20	375	390
XL Group Ltd.	5.750%	10/1/21	4,475	4,453
XL Group plc	5.250%	9/15/14	350	368
XL Group plc	6.375%	11/15/24	175	187

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	2,900	3,112
CME Group Inc.	5.750%	2/15/14	1,075	1,182
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,275	1,301
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,900	1,893
NYSE Euronext	4.800%	6/28/13	2,090	2,211
ORIX Corp.	5.000%	1/12/16	2,340	2,417
XTRA Finance Corp.	5.150%	4/1/17	4,525	5,103

Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/15	250	262
AvalonBay Communities Inc.	6.125%	11/1/12	106	111
AvalonBay Communities Inc.	5.750%	9/15/16	275	308
Boston Properties LP	5.625%	4/15/15	1,375	1,518
Boston Properties LP	5.625%	11/15/20	4,500	4,925
Boston Properties LP	4.125%	5/15/21	1,475	1,437
Brandywine Operating Partnership LP	5.400%	11/1/14	875	913
Brandywine Operating Partnership LP	7.500%	5/15/15	1,400	1,527
Brandywine Operating Partnership LP	6.000%	4/1/16	5,630	5,926
Brandywine Operating Partnership LP	5.700%	5/1/17	275	280
CommonWealth REIT	6.250%	8/15/16	575	613
CommonWealth REIT	6.250%	6/15/17	1,725	1,897
CommonWealth REIT	5.875%	9/15/20	1,300	1,376
Digital Realty Trust LP	4.500%	7/15/15	4,550	4,631
Digital Realty Trust LP	5.250%	3/15/21	4,375	4,357
Duke Realty LP	6.250%	5/15/13	2,350	2,465
Duke Realty LP	7.375%	2/15/15	3,675	4,015
Duke Realty LP	5.950%	2/15/17	1,300	1,379
Duke Realty LP	8.250%	8/15/19	875	1,008
Duke Realty LP	6.750%	3/15/20	275	286
ERP Operating LP	5.500%	10/1/12	1,100	1,143
ERP Operating LP	5.250%	9/15/14	1,350	1,455
ERP Operating LP	5.125%	3/15/16	3,050	3,292
ERP Operating LP	5.375%	8/1/16	975	1,062
ERP Operating LP	5.750%	6/15/17	550	612
HCP Inc.	5.650%	12/15/13	2,225	2,356
HCP Inc.	2.700%	2/1/14	1,000	989
HCP Inc.	3.750%	2/1/16	11,650	11,474
HCP Inc.	6.300%	9/15/16	950	1,028
HCP Inc.	5.375%	2/1/21	3,275	3,291
HCP Inc.	6.750%	2/1/41	1,675	1,782
Health Care REIT Inc.	6.000%	11/15/13	525	549
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,503
Health Care REIT Inc.	6.125%	4/15/20	350	362
Health Care REIT Inc.	4.950%	1/15/21	8,915	8,652
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,742
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,495
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,809
Kilroy Realty LP	5.000%	11/3/15	3,100	3,211
Kilroy Realty LP	4.800%	7/15/18	2,900	2,801
Kimco Realty Corp.	5.783%	3/15/16	400	432
Kimco Realty Corp.	6.875%	10/1/19	3,575	4,079
Liberty Property LP	5.125%	3/2/15	3,200	3,450

Liberty Property LP	4.750%	10/1/20	450	448
Mack-Cali Realty LP	7.750%	8/15/19	675	801
National Retail Properties Inc.	6.875%	10/15/17	2,700	3,015
Nationwide Health Properties Inc.	6.250%	2/1/13	1,400	1,462
ProLogis LP	4.500%	8/15/17	775	731
ProLogis LP	6.625%	5/15/18	500	519
ProLogis LP	7.375%	10/30/19	2,075	2,227
ProLogis LP	6.625%	12/1/19	850	901
ProLogis LP	6.875%	3/15/20	3,675	3,884
Realty Income Corp.	6.750%	8/15/19	2,575	2,963
Realty Income Corp.	5.750%	1/15/21	3,000	3,187
Regency Centers LP	5.250%	8/1/15	625	671
Senior Housing Properties Trust	4.300%	1/15/16	700	690
Simon Property Group LP	6.750%	5/15/14	9,850	11,062
Simon Property Group LP	4.200%	2/1/15	1,500	1,582
Simon Property Group LP	5.750%	12/1/15	5,975	6,618
Simon Property Group LP	6.100%	5/1/16	150	169
Simon Property Group LP	5.250%	12/1/16	3,525	3,816
Simon Property Group LP	5.875%	3/1/17	1,825	2,056
Simon Property Group LP	6.125%	5/30/18	1,700	1,919
Simon Property Group LP	5.650%	2/1/20	3,050	3,367
Simon Property Group LP	6.750%	2/1/40	3,800	4,602
Tanger Properties LP	6.150%	11/15/15	2,975	3,294
UDR Inc.	4.250%	6/1/18	575	588
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,575	1,547
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	942
				3,059,436
Industrial (11.2%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	1,500	1,815
Agrium Inc.	6.125%	1/15/41	275	333
Air Products & Chemicals Inc.	2.000%	8/2/16	1,050	1,070
Airgas Inc.	4.500%	9/15/14	1,800	1,917
Airgas Inc.	3.250%	10/1/15	1,075	1,107
Albemarle Corp.	4.500%	12/15/20	450	485
Alcoa Inc.	6.000%	7/15/13	1,525	1,631
Alcoa Inc.	6.750%	7/15/18	100	106
Alcoa Inc.	6.150%	8/15/20	7,125	7,218
Alcoa Inc.	5.400%	4/15/21	7,725	7,362
Alcoa Inc.	5.870%	2/23/22	550	538
Alcoa Inc.	5.900%	2/1/27	2,450	2,382
Alcoa Inc.	6.750%	1/15/28	6,180	6,472
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,719
AngloGold Ashanti Holdings plc	5.375%	4/15/20	575	574
AngloGold Ashanti Holdings plc	6.500%	4/15/40	875	860
ArcelorMittal	5.375%	6/1/13	4,025	4,142
ArcelorMittal	9.000%	2/15/15	1,350	1,485
ArcelorMittal	3.750%	8/5/15	2,450	2,321
ArcelorMittal	3.750%	3/1/16	4,725	4,420
ArcelorMittal	6.125%	6/1/18	3,000	2,907
ArcelorMittal	9.850%	6/1/19	6,700	7,642
ArcelorMittal	5.250%	8/5/20	2,500	2,275
ArcelorMittal	5.500%	3/1/21	4,550	4,077
ArcelorMittal	7.000%	10/15/39	8,000	7,117
ArcelorMittal	6.750%	3/1/41	2,325	2,004
Barrick Gold Corp.	2.900%	5/30/16	625	632
Barrick Gold Corp.	6.950%	4/1/19	200	243

Barrick Gold Finance Co.	4.875%	11/15/14	400	437
Barrick Gold Financeco LLC	6.125%	9/15/13	2,275	2,487
Barrick North America Finance LLC	6.800%	9/15/18	6,150	7,516
Barrick North America Finance LLC	4.400%	5/30/21	1,150	1,178
Barrick North America Finance LLC	5.700%	5/30/41	1,625	1,726
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	8,744	9,526
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	175	190
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,125	5,643
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	5,000	5,752
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	397
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,390	5,362
Carpenter Technology Corp.	5.200%	7/15/21	5,425	5,401
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	325	339
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,064
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	800	936
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,800	2,810
Cliffs Natural Resources Inc.	5.900%	3/15/20	350	368
Cliffs Natural Resources Inc.	4.875%	4/1/21	5,325	5,132
Commercial Metals Co.	6.500%	7/15/17	800	838
Commercial Metals Co.	7.350%	8/15/18	1,925	1,987
Cytec Industries Inc.	8.950%	7/1/17	550	694
Dow Chemical Co.	6.000%	10/1/12	500	523
Dow Chemical Co.	7.600%	5/15/14	4,375	4,980
Dow Chemical Co.	5.900%	2/15/15	12,300	13,583
Dow Chemical Co.	2.500%	2/15/16	2,175	2,141
Dow Chemical Co.	4.250%	11/15/20	9,465	9,474
Dow Chemical Co.	7.375%	11/1/29	1,500	1,843
Dow Chemical Co.	9.400%	5/15/39	5,275	7,992
Eastman Chemical Co.	3.000%	12/15/15	4,600	4,699
EI du Pont de Nemours & Co.	4.750%	11/15/12	1,400	1,463
EI du Pont de Nemours & Co.	5.000%	1/15/13	1,509	1,590
EI du Pont de Nemours & Co.	5.000%	7/15/13	2,375	2,553
EI du Pont de Nemours & Co.	1.750%	3/25/14	1,500	1,537
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,600	1,683
EI du Pont de Nemours & Co.	5.250%	12/15/16	225	260
EI du Pont de Nemours & Co.	6.000%	7/15/18	6,075	7,424
EI du Pont de Nemours & Co.	4.625%	1/15/20	1,625	1,829
EI du Pont de Nemours & Co.	3.625%	1/15/21	2,010	2,100
EI du Pont de Nemours & Co.	4.250%	4/1/21	950	1,039
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	666
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,500	2,756
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	5,425	5,812
ICI Wilmington Inc.	5.625%	12/1/13	200	216
International Paper Co.	5.300%	4/1/15	1,600	1,717
International Paper Co.	7.950%	6/15/18	6,875	7,950
International Paper Co.	9.375%	5/15/19	1,800	2,222
International Paper Co.	7.500%	8/15/21	4,600	5,328
International Paper Co.	7.300%	11/15/39	2,850	3,190
Lubrizol Corp.	5.500%	10/1/14	2,100	2,361
Lubrizol Corp.	8.875%	2/1/19	1,075	1,453
Monsanto Co.	5.125%	4/15/18	850	989
Monsanto Co.	5.875%	4/15/38	4,300	5,501
7 Mosaic Co.	7.625%	12/1/16	3,349	3,508
Newmont Mining Corp.	5.125%	10/1/19	1,000	1,101
Newmont Mining Corp.	5.875%	4/1/35	750	820
Newmont Mining Corp.	6.250%	10/1/39	3,275	3,710
Nucor Corp.	5.000%	12/1/12	200	209
Nucor Corp.	5.000%	6/1/13	100	106

Nucor Corp.	5.750%	12/1/17	425	501
Nucor Corp.	5.850%	6/1/18	1,725	2,054
Nucor Corp.	4.125%	9/15/22	300	315
Nucor Corp.	6.400%	12/1/37	1,875	2,325
Placer Dome Inc.	6.450%	10/15/35	1,050	1,240
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,389
Plum Creek Timberlands LP	4.700%	3/15/21	1,345	1,354
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	1,050	1,107
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,124
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,200	1,252
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,323
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,225	8,172
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	243
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,225	1,440
PPG Industries Inc.	5.750%	3/15/13	1,050	1,119
PPG Industries Inc.	1.900%	1/15/16	3,625	3,590
PPG Industries Inc.	6.650%	3/15/18	1,950	2,402
PPG Industries Inc.	5.500%	11/15/40	4,200	4,758
Praxair Inc.	1.750%	11/15/12	1,050	1,062
Praxair Inc.	3.950%	6/1/13	200	210
Praxair Inc.	4.375%	3/31/14	825	888
Praxair Inc.	5.250%	11/15/14	2,000	2,240
Praxair Inc.	4.625%	3/30/15	1,050	1,157
Praxair Inc.	5.200%	3/15/17	325	378
Praxair Inc.	4.500%	8/15/19	1,800	2,027
Praxair Inc.	3.000%	9/1/21	2,225	2,226
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	105
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	98
Rio Tinto Alcan Inc.	4.500%	5/15/13	1,850	1,946
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	215
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	273
Rio Tinto Alcan Inc.	6.125%	12/15/33	2,725	3,243
Rio Tinto Alcan Inc.	5.750%	6/1/35	7,000	8,008
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	11,275	13,337
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,200	3,195
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,000	2,392
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	7,700	10,357
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	2,700	2,698
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,830
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,250	1,352
Rohm & Haas Co.	6.000%	9/15/17	2,325	2,670
RPM International Inc.	6.125%	10/15/19	650	703
Sherwin-Williams Co.	3.125%	12/15/14	1,350	1,425
Sigma-Aldrich Corp.	3.375%	11/1/20	600	615
Southern Copper Corp.	5.375%	4/16/20	1,000	1,013
Southern Copper Corp.	7.500%	7/27/35	6,200	6,630
Southern Copper Corp.	6.750%	4/16/40	1,600	1,620
Teck Resources Ltd.	9.750%	5/15/14	1,421	1,684
Teck Resources Ltd.	5.375%	10/1/15	4,991	5,512
Teck Resources Ltd.	10.250%	5/15/16	4,175	4,906
Teck Resources Ltd.	3.150%	1/15/17	700	705
Teck Resources Ltd.	10.750%	5/15/19	4,050	5,037
Teck Resources Ltd.	4.750%	1/15/22	700	714
Teck Resources Ltd.	6.000%	8/15/40	3,500	3,606
Teck Resources Ltd.	6.250%	7/15/41	2,200	2,307
Vale Canada Ltd.	5.700%	10/15/15	1,200	1,325
Vale Canada Ltd.	7.200%	9/15/32	3,141	3,615
Vale Overseas Ltd.	6.250%	1/11/16	1,650	1,784

Vale Overseas Ltd.	6.250%	1/23/17	850	923
Vale Overseas Ltd.	5.625%	9/15/19	5,550	5,780
Vale Overseas Ltd.	4.625%	9/15/20	7,950	7,696
Vale Overseas Ltd.	8.250%	1/17/34	800	959
Vale Overseas Ltd.	6.875%	11/21/36	5,325	5,793
Vale Overseas Ltd.	6.875%	11/10/39	7,275	7,933
Valspar Corp.	7.250%	6/15/19	400	486
WMC Finance USA Ltd.	5.125%	5/15/13	575	614
Xstrata Canada Corp.	5.375%	6/1/15	100	108
Xstrata Canada Corp.	6.000%	10/15/15	325	359
Xstrata Canada Corp.	5.500%	6/15/17	1,975	2,173

Capital Goods (1.1%)
3M Co.	4.500%	11/1/11	575	577
3M Co.	1.375%	9/29/16	875	872
3M Co.	6.375%	2/15/28	1,300	1,727
3M Co.	5.700%	3/15/37	1,450	1,874
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	872
7 BAE Systems Holdings Inc.	5.200%	8/15/15	100	111
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,809
Black & Decker Corp.	8.950%	4/15/14	2,300	2,689
Black & Decker Corp.	5.750%	11/15/16	625	724
Boeing Capital Corp.	6.500%	2/15/12	4,425	4,516
Boeing Capital Corp.	5.800%	1/15/13	1,475	1,572
Boeing Capital Corp.	3.250%	10/27/14	2,850	3,042
Boeing Co.	1.875%	11/20/12	2,050	2,078
Boeing Co.	5.000%	3/15/14	100	110
Boeing Co.	3.500%	2/15/15	3,250	3,494
Boeing Co.	6.000%	3/15/19	725	886
Boeing Co.	4.875%	2/15/20	950	1,086
Boeing Co.	8.750%	8/15/21	200	287
Boeing Co.	7.250%	6/15/25	325	446
Boeing Co.	8.750%	9/15/31	300	459
Boeing Co.	6.125%	2/15/33	225	279
Boeing Co.	6.625%	2/15/38	525	711
Boeing Co.	5.875%	2/15/40	1,075	1,334
Caterpillar Financial Services Corp.	4.850%	12/7/12	100	105
Caterpillar Financial Services Corp.	4.250%	2/8/13	1,725	1,802
Caterpillar Financial Services Corp.	2.000%	4/5/13	5,150	5,234
Caterpillar Financial Services Corp.	1.550%	12/20/13	1,425	1,442
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,150	10,199
Caterpillar Financial Services Corp.	1.650%	4/1/14	450	457
Caterpillar Financial Services Corp.	1.375%	5/20/14	375	377
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,501
Caterpillar Financial Services Corp.	4.625%	6/1/15	775	872
Caterpillar Financial Services Corp.	2.650%	4/1/16	450	470
Caterpillar Financial Services Corp.	2.050%	8/1/16	2,650	2,660
Caterpillar Financial Services Corp.	7.150%	2/15/19	13,600	17,524
Caterpillar Inc.	1.375%	5/27/14	1,200	1,209
Caterpillar Inc.	3.900%	5/27/21	2,475	2,682
Caterpillar Inc.	6.625%	7/15/28	200	265
Caterpillar Inc.	7.300%	5/1/31	675	953
Caterpillar Inc.	6.050%	8/15/36	3,136	4,025
Caterpillar Inc.	8.250%	12/15/38	200	308
Caterpillar Inc.	5.200%	5/27/41	2,550	2,989
Caterpillar Inc.	6.950%	5/1/42	325	465
Caterpillar Inc.	7.375%	3/1/97	1,825	2,682
Cooper US Inc.	5.250%	11/15/12	1,275	1,335

Cooper US Inc.	5.450%	4/1/15	950	1,076
Cooper US Inc.	2.375%	1/15/16	3,575	3,636
Cooper US Inc.	3.875%	12/15/20	1,000	1,064
CRH America Inc.	5.300%	10/15/13	450	468
CRH America Inc.	4.125%	1/15/16	3,800	3,858
CRH America Inc.	6.000%	9/30/16	4,500	4,843
CRH America Inc.	8.125%	7/15/18	3,275	3,835
CRH America Inc.	5.750%	1/15/21	7,750	7,958
Danaher Corp.	2.300%	6/23/16	1,800	1,852
Danaher Corp.	5.625%	1/15/18	850	1,022
Danaher Corp.	3.900%	6/23/21	1,000	1,075
Deere & Co.	6.950%	4/25/14	3,925	4,505
Deere & Co.	5.375%	10/16/29	2,800	3,480
Deere & Co.	8.100%	5/15/30	1,525	2,292
Dover Corp.	4.875%	10/15/15	2,225	2,519
Dover Corp.	5.450%	3/15/18	2,250	2,673
Dover Corp.	5.375%	10/15/35	100	120
Dover Corp.	6.600%	3/15/38	975	1,366
Eaton Corp.	4.900%	5/15/13	2,175	2,312
Eaton Corp.	5.600%	5/15/18	1,755	2,070
Embraer Overseas Ltd.	6.375%	1/24/17	4,450	4,804
Embraer Overseas Ltd.	6.375%	1/15/20	575	622
Emerson Electric Co.	4.625%	10/15/12	1,800	1,873
Emerson Electric Co.	4.500%	5/1/13	1,275	1,345
Emerson Electric Co.	5.125%	12/1/16	2,125	2,479
Emerson Electric Co.	5.250%	10/15/18	2,200	2,591
Emerson Electric Co.	4.875%	10/15/19	2,275	2,643
Emerson Electric Co.	4.250%	11/15/20	950	1,057
Emerson Electric Co.	5.250%	11/15/39	325	391
General Dynamics Corp.	4.250%	5/15/13	2,850	3,014
General Dynamics Corp.	5.250%	2/1/14	3,450	3,794
General Dynamics Corp.	1.375%	1/15/15	5,000	5,030
General Dynamics Corp.	3.875%	7/15/21	5,000	5,427
General Electric Co.	5.000%	2/1/13	9,475	9,932
General Electric Co.	5.250%	12/6/17	20,775	23,160
Goodrich Corp.	6.290%	7/1/16	1,000	1,175
Goodrich Corp.	6.125%	3/1/19	3,600	4,332
Goodrich Corp.	4.875%	3/1/20	4,657	5,225
Goodrich Corp.	3.600%	2/1/21	950	984
Harsco Corp.	2.700%	10/15/15	1,000	1,016
Harsco Corp.	5.750%	5/15/18	4,800	5,553
Honeywell International Inc.	4.250%	3/1/13	475	499
Honeywell International Inc.	3.875%	2/15/14	375	402
Honeywell International Inc.	5.400%	3/15/16	1,975	2,293
Honeywell International Inc.	5.300%	3/15/17	1,375	1,598
Honeywell International Inc.	5.300%	3/1/18	175	205
Honeywell International Inc.	5.000%	2/15/19	2,375	2,750
Honeywell International Inc.	5.700%	3/15/36	1,600	1,956
Honeywell International Inc.	5.700%	3/15/37	350	429
Honeywell International Inc.	5.375%	3/1/41	3,000	3,626
Illinois Tool Works Inc.	5.150%	4/1/14	8,769	9,594
Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,315
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,541
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	6,122
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	2,271
John Deere Capital Corp.	5.250%	10/1/12	1,000	1,046
John Deere Capital Corp.	4.950%	12/17/12	975	1,024
John Deere Capital Corp.	4.900%	9/9/13	2,925	3,151

John Deere Capital Corp.	2.950%	3/9/15	5,075	5,361
John Deere Capital Corp.	5.500%	4/13/17	150	176
John Deere Capital Corp.	2.800%	9/18/17	4,225	4,393
John Deere Capital Corp.	5.750%	9/10/18	3,400	4,124
Joy Global Inc.	6.000%	11/15/16	575	650
L-3 Communications Corp.	5.200%	10/15/19	1,375	1,420
L-3 Communications Corp.	4.750%	7/15/20	2,950	3,057
L-3 Communications Corp.	4.950%	2/15/21	4,225	4,334
Lockheed Martin Corp.	4.121%	3/14/13	625	658
Lockheed Martin Corp.	7.650%	5/1/16	3,950	4,875
Lockheed Martin Corp.	4.250%	11/15/19	1,800	1,949
Lockheed Martin Corp.	6.150%	9/1/36	5,075	6,206
Lockheed Martin Corp.	5.500%	11/15/39	900	1,019
Lockheed Martin Corp.	5.720%	6/1/40	4,626	5,223
Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	2,089
Northrop Grumman Corp.	1.850%	11/15/15	6,730	6,702
Northrop Grumman Corp.	3.500%	3/15/21	550	556
Northrop Grumman Corp.	5.050%	11/15/40	1,000	1,050
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,295	1,882
Owens Corning	6.500%	12/1/16	9,400	10,106
Owens Corning	9.000%	6/15/19	1,500	1,770
Owens Corning	7.000%	12/1/36	325	339
Parker Hannifin Corp.	5.500%	5/15/18	450	536
Parker Hannifin Corp.	3.500%	9/15/22	1,625	1,704
Parker Hannifin Corp.	6.250%	5/15/38	550	705
Raytheon Co.	1.625%	10/15/15	500	498
Raytheon Co.	6.400%	12/15/18	100	123
Raytheon Co.	4.400%	2/15/20	500	544
Raytheon Co.	3.125%	10/15/20	750	745
Raytheon Co.	7.200%	8/15/27	1,225	1,694
Raytheon Co.	4.875%	10/15/40	400	424
Republic Services Inc.	3.800%	5/15/18	6,325	6,589
Republic Services Inc.	5.500%	9/15/19	4,000	4,534
Republic Services Inc.	5.000%	3/1/20	3,925	4,333
Republic Services Inc.	5.250%	11/15/21	3,375	3,790
Republic Services Inc.	6.086%	3/15/35	825	960
Republic Services Inc.	6.200%	3/1/40	2,455	2,949
Republic Services Inc.	5.700%	5/15/41	3,125	3,544
Rockwell Automation Inc.	5.650%	12/1/17	600	693
Rockwell Automation Inc.	6.700%	1/15/28	325	419
Rockwell Automation Inc.	6.250%	12/1/37	1,500	1,879
Rockwell Collins Inc.	5.250%	7/15/19	275	323
Roper Industries Inc.	6.625%	8/15/13	3,175	3,445
Roper Industries Inc.	6.250%	9/1/19	1,500	1,788
Sonoco Products Co.	5.750%	11/1/40	1,700	1,934
Textron Inc.	5.600%	12/1/17	325	341
Tyco International Finance SA	6.000%	11/15/13	1,275	1,396
Tyco International Finance SA	3.375%	10/15/15	550	570
Tyco International Finance SA	3.750%	1/15/18	350	363
Tyco International Finance SA	4.625%	1/15/23	225	242
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	2,375	2,923
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	5,100	6,363
United Technologies Corp.	4.875%	5/1/15	200	225
United Technologies Corp.	5.375%	12/15/17	4,925	5,701
United Technologies Corp.	6.125%	2/1/19	2,350	2,889
United Technologies Corp.	4.500%	4/15/20	1,850	2,064

United Technologies Corp.	6.700%	8/1/28	325	432
United Technologies Corp.	7.500%	9/15/29	825	1,192
United Technologies Corp.	5.400%	5/1/35	600	702
United Technologies Corp.	6.050%	6/1/36	1,525	1,933
United Technologies Corp.	6.125%	7/15/38	7,450	9,388
United Technologies Corp.	5.700%	4/15/40	2,125	2,599
Waste Management Inc.	6.375%	11/15/12	325	343
Waste Management Inc.	5.000%	3/15/14	350	380
Waste Management Inc.	6.375%	3/11/15	9,650	11,049
Waste Management Inc.	7.375%	3/11/19	3,750	4,703
Waste Management Inc.	7.100%	8/1/26	325	409
Waste Management Inc.	7.750%	5/15/32	100	137
Waste Management Inc.	6.125%	11/30/39	4,175	5,030

Communication (2.3%)
America Movil SAB de CV	5.500%	3/1/14	650	698
America Movil SAB de CV	5.750%	1/15/15	6,989	7,702
America Movil SAB de CV	5.000%	10/16/19	2,700	2,872
America Movil SAB de CV	5.000%	3/30/20	8,850	9,352
America Movil SAB de CV	6.375%	3/1/35	2,275	2,503
America Movil SAB de CV	6.125%	11/15/37	1,575	1,663
America Movil SAB de CV	6.125%	3/30/40	9,875	10,384
American Tower Corp.	4.500%	1/15/18	15,000	14,889
AT&T Corp.	8.000%	11/15/31	5,699	7,929
AT&T Inc.	4.950%	1/15/13	8,700	9,115
AT&T Inc.	6.700%	11/15/13	11,325	12,580
AT&T Inc.	4.850%	2/15/14	4,200	4,537
AT&T Inc.	5.100%	9/15/14	5,775	6,341
AT&T Inc.	2.500%	8/15/15	16,700	17,119
AT&T Inc.	2.950%	5/15/16	7,650	7,895
AT&T Inc.	5.625%	6/15/16	7,225	8,252
AT&T Inc.	5.500%	2/1/18	1,600	1,853
AT&T Inc.	5.600%	5/15/18	1,225	1,431
AT&T Inc.	5.800%	2/15/19	1,425	1,679
AT&T Inc.	6.450%	6/15/34	2,025	2,365
AT&T Inc.	6.500%	9/1/37	12,125	14,292
AT&T Inc.	6.300%	1/15/38	13,275	15,203
AT&T Inc.	6.400%	5/15/38	2,675	3,143
AT&T Inc.	6.550%	2/15/39	3,575	4,244
AT&T Inc.	5.350%	9/1/40	17,413	18,389
AT&T Inc.	5.550%	8/15/41	2,100	2,264
AT&T Mobility LLC	7.125%	12/15/31	525	695
Bellsouth Capital Funding Corp.	7.875%	2/15/30	3,200	4,282
BellSouth Corp.	5.200%	9/15/14	425	468
BellSouth Corp.	5.200%	12/15/16	1,875	2,135
BellSouth Corp.	6.875%	10/15/31	1,625	2,000
BellSouth Corp.	6.550%	6/15/34	1,750	2,041
BellSouth Corp.	6.000%	11/15/34	1,175	1,275
BellSouth Telecommunications Inc.	6.375%	6/1/28	2,750	3,146
British Telecommunications plc	5.150%	1/15/13	825	862
British Telecommunications plc	5.950%	1/15/18	9,525	10,683
British Telecommunications plc	9.875%	12/15/30	5,325	7,745
CBS Corp.	4.625%	5/15/18	100	105
CBS Corp.	8.875%	5/15/19	1,100	1,404
CBS Corp.	5.750%	4/15/20	11,975	13,197
CBS Corp.	4.300%	2/15/21	4,150	4,189
CBS Corp.	7.875%	7/30/30	450	566
CBS Corp.	5.500%	5/15/33	200	202

Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	9,275	10,426
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	6,944	7,592
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	11,950	16,051
CenturyLink Inc.	6.000%	4/1/17	100	98
CenturyLink Inc.	6.150%	9/15/19	1,675	1,584
CenturyLink Inc.	6.450%	6/15/21	2,875	2,673
CenturyLink Inc.	6.875%	1/15/28	300	266
CenturyLink Inc.	7.600%	9/15/39	3,550	3,200
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	55	61
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,000	2,924
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,248
Comcast Corp.	5.300%	1/15/14	1,850	2,010
Comcast Corp.	6.500%	1/15/15	1,350	1,544
Comcast Corp.	5.850%	11/15/15	3,760	4,267
Comcast Corp.	5.900%	3/15/16	10,725	12,218
Comcast Corp.	6.500%	1/15/17	150	176
Comcast Corp.	6.300%	11/15/17	3,475	4,082
Comcast Corp.	5.875%	2/15/18	3,800	4,403
Comcast Corp.	5.700%	5/15/18	4,625	5,322
Comcast Corp.	5.700%	7/1/19	25	29
Comcast Corp.	5.150%	3/1/20	9,275	10,448
Comcast Corp.	5.650%	6/15/35	2,450	2,554
Comcast Corp.	6.500%	11/15/35	16,100	18,395
Comcast Corp.	6.450%	3/15/37	1,825	2,080
Comcast Corp.	6.950%	8/15/37	1,500	1,795
Comcast Corp.	6.400%	5/15/38	1,975	2,242
Comcast Corp.	6.400%	3/1/40	1,475	1,716
COX Communications Inc.	7.125%	10/1/12	2,625	2,781
COX Communications Inc.	5.450%	12/15/14	8,200	9,099
COX Communications Inc.	5.500%	10/1/15	100	112
Deutsche Telekom International Finance BV	5.875%	8/20/13	5,400	5,808
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,897
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,776
Deutsche Telekom International Finance BV	6.750%	8/20/18	100	119
Deutsche Telekom International Finance BV	6.000%	7/8/19	11,525	13,334
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,450	3,288
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	1,550	1,678
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	6,425	6,736
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	3,000	3,095
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	750	804
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	12,975	14,618
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	1,950	2,006
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	12,000	12,685
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	325	344
Discovery Communications LLC	5.050%	6/1/20	500	545

Discovery Communications LLC	4.375%	6/15/21	75	77
Discovery Communications LLC	6.350%	6/1/40	4,060	4,696
Embarq Corp.	7.082%	6/1/16	6,050	6,205
Embarq Corp.	7.995%	6/1/36	8,869	8,433
France Telecom SA	4.375%	7/8/14	3,850	4,116
France Telecom SA	2.125%	9/16/15	5,000	4,953
France Telecom SA	5.375%	7/8/19	6,825	7,471
France Telecom SA	8.500%	3/1/31	3,775	5,238
Grupo Televisa SA	6.625%	3/18/25	1,300	1,438
Grupo Televisa SA	8.500%	3/11/32	200	249
Grupo Televisa SA	6.625%	1/15/40	500	529
GTE Corp.	8.750%	11/1/21	1,700	2,393
GTE Corp.	6.940%	4/15/28	1,050	1,308
Koninklijke KPN NV	8.375%	10/1/30	1,550	2,031
McGraw-Hill Cos. Inc.	5.375%	11/15/12	750	780
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	1,900
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,730
NBCUniversal Media LLC	2.100%	4/1/14	3,700	3,752
NBCUniversal Media LLC	3.650%	4/30/15	7,250	7,626
NBCUniversal Media LLC	2.875%	4/1/16	850	864
NBCUniversal Media LLC	5.150%	4/30/20	7,550	8,256
NBCUniversal Media LLC	6.400%	4/30/40	8,200	9,476
NBCUniversal Media LLC	5.950%	4/1/41	400	443
New Cingular Wireless Services Inc.	8.750%	3/1/31	925	1,380
News America Inc.	5.300%	12/15/14	4,650	5,078
News America Inc.	8.000%	10/17/16	1,450	1,750
News America Inc.	6.900%	3/1/19	750	867
News America Inc.	4.500%	2/15/21	3,350	3,366
News America Inc.	7.700%	10/30/25	200	246
News America Inc.	6.550%	3/15/33	4,500	4,910
News America Inc.	6.200%	12/15/34	5,500	5,828
News America Inc.	6.400%	12/15/35	4,200	4,518
News America Inc.	8.150%	10/17/36	625	781
News America Inc.	6.650%	11/15/37	3,000	3,327
News America Inc.	7.850%	3/1/39	250	309
News America Inc.	6.900%	8/15/39	1,850	2,120
News America Inc.	6.150%	2/15/41	5,125	5,465
News America Inc.	7.750%	12/1/45	425	516
Omnicom Group Inc.	5.900%	4/15/16	1,675	1,869
Omnicom Group Inc.	4.450%	8/15/20	4,550	4,597
Pacific Bell Telephone Co.	7.125%	3/15/26	425	541
Qwest Corp.	7.500%	10/1/14	2,625	2,836
Qwest Corp.	7.625%	6/15/15	2,500	2,684
Qwest Corp.	8.375%	5/1/16	2,675	2,935
Qwest Corp.	6.500%	6/1/17	1,125	1,163
Qwest Corp.	7.500%	6/15/23	1,325	1,312
Qwest Corp.	7.250%	9/15/25	1,400	1,386
Qwest Corp.	6.875%	9/15/33	2,900	2,740
Qwest Corp.	7.125%	11/15/43	4,500	4,365
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,000	1,122
Reed Elsevier Capital Inc.	8.625%	1/15/19	2,570	3,303
Rogers Communications Inc.	6.375%	3/1/14	5,275	5,857
Rogers Communications Inc.	5.500%	3/15/14	1,750	1,916
Rogers Communications Inc.	6.800%	8/15/18	2,600	3,149
Rogers Communications Inc.	7.500%	8/15/38	100	134
TCI Communications Inc.	8.750%	8/1/15	4,175	5,111
TCI Communications Inc.	7.875%	2/15/26	300	389
Telecom Italia Capital SA	5.250%	11/15/13	6,850	6,697

Telecom Italia Capital SA	6.175%	6/18/14	1,475	1,470
Telecom Italia Capital SA	4.950%	9/30/14	7,475	7,207
Telecom Italia Capital SA	5.250%	10/1/15	3,500	3,337
Telecom Italia Capital SA	6.999%	6/4/18	200	200
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,478
Telecom Italia Capital SA	6.000%	9/30/34	200	163
Telecom Italia Capital SA	7.200%	7/18/36	1,100	997
Telecom Italia Capital SA	7.721%	6/4/38	11,325	10,691
Telefonica Emisiones SAU	5.855%	2/4/13	6,525	6,658
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,715
Telefonica Emisiones SAU	3.992%	2/16/16	7,000	6,664
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,106
Telefonica Emisiones SAU	5.877%	7/15/19	7,375	7,248
Telefonica Emisiones SAU	5.462%	2/16/21	5,800	5,536
Telefonica Emisiones SAU	7.045%	6/20/36	7,800	7,857
Telefonica Europe BV	8.250%	9/15/30	1,500	1,681
Thomson Reuters Corp.	5.950%	7/15/13	725	779
Thomson Reuters Corp.	5.700%	10/1/14	5,075	5,584
Thomson Reuters Corp.	6.500%	7/15/18	250	296
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,796
Thomson Reuters Corp.	3.950%	9/30/21	2,000	2,020
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,648
Thomson Reuters Corp.	5.850%	4/15/40	1,400	1,603
Time Warner Cable Inc.	8.250%	2/14/14	875	998
Time Warner Cable Inc.	7.500%	4/1/14	2,825	3,199
Time Warner Cable Inc.	3.500%	2/1/15	925	964
Time Warner Cable Inc.	5.850%	5/1/17	9,600	10,638
Time Warner Cable Inc.	6.750%	7/1/18	9,150	10,619
Time Warner Cable Inc.	8.750%	2/14/19	3,100	3,949
Time Warner Cable Inc.	8.250%	4/1/19	12,550	15,689
Time Warner Cable Inc.	5.000%	2/1/20	6,360	6,780
Time Warner Cable Inc.	4.000%	9/1/21	3,050	2,999
Time Warner Cable Inc.	6.750%	6/15/39	1,815	2,029
Time Warner Cable Inc.	5.875%	11/15/40	12,350	12,634
Time Warner Cable Inc.	5.500%	9/1/41	1,950	1,899
Time Warner Entertainment Co. LP	8.875%	10/1/12	550	593
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,028
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	3,879
United States Cellular Corp.	6.700%	12/15/33	1,025	1,095
Verizon Communications Inc.	4.350%	2/15/13	200	209
Verizon Communications Inc.	5.250%	4/15/13	4,575	4,863
Verizon Communications Inc.	1.950%	3/28/14	300	307
Verizon Communications Inc.	4.900%	9/15/15	575	642
Verizon Communications Inc.	5.550%	2/15/16	15,350	17,515
Verizon Communications Inc.	3.000%	4/1/16	6,675	6,994
Verizon Communications Inc.	5.500%	4/1/17	1,450	1,657
Verizon Communications Inc.	5.500%	2/15/18	16,300	18,898
Verizon Communications Inc.	6.100%	4/15/18	3,625	4,310
Verizon Communications Inc.	8.750%	11/1/18	1,775	2,394
Verizon Communications Inc.	6.350%	4/1/19	2,925	3,521
Verizon Communications Inc.	4.600%	4/1/21	5,075	5,630
Verizon Communications Inc.	5.850%	9/15/35	5,150	6,027
Verizon Communications Inc.	6.250%	4/1/37	1,675	2,013
Verizon Communications Inc.	6.400%	2/15/38	4,471	5,510
Verizon Communications Inc.	6.900%	4/15/38	4,625	5,956
Verizon Communications Inc.	8.950%	3/1/39	4,300	6,745
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,612
Verizon Communications Inc.	6.000%	4/1/41	5,075	6,120

Verizon Global Funding Corp.	4.375%	6/1/13	200	211
Verizon Global Funding Corp.	7.750%	12/1/30	4,600	6,300
Verizon Maryland Inc.	5.125%	6/15/33	175	181
Verizon New England Inc.	7.875%	11/15/29	1,225	1,495
Verizon New York Inc.	7.375%	4/1/32	650	805
Verizon Virginia Inc.	4.625%	3/15/13	1,725	1,803
Vodafone Group plc	5.000%	12/16/13	475	514
Vodafone Group plc	5.375%	1/30/15	6,775	7,548
Vodafone Group plc	5.750%	3/15/16	1,825	2,099
Vodafone Group plc	5.625%	2/27/17	15,900	18,354
Vodafone Group plc	5.450%	6/10/19	5,000	5,894
Vodafone Group plc	6.250%	11/30/32	2,675	3,283
Vodafone Group plc	6.150%	2/27/37	2,625	3,248
Washington Post Co.	7.250%	2/1/19	875	1,041
WPP Finance UK	5.875%	6/15/14	6,125	6,636
WPP Finance UK	8.000%	9/15/14	2,625	2,989

Consumer Cyclical (1.2%)
AutoZone Inc.	6.500%	1/15/14	2,000	2,228
AutoZone Inc.	5.750%	1/15/15	4,050	4,470
Best Buy Co. Inc.	6.750%	7/15/13	2,875	3,070
BorgWarner Inc.	4.625%	9/15/20	400	433
Costco Wholesale Corp.	5.500%	3/15/17	3,500	4,140
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,837
CVS Caremark Corp.	3.250%	5/18/15	2,100	2,207
CVS Caremark Corp.	6.125%	8/15/16	2,375	2,739
CVS Caremark Corp.	6.600%	3/15/19	6,065	7,329
CVS Caremark Corp.	4.750%	5/18/20	1,000	1,092
CVS Caremark Corp.	6.250%	6/1/27	10,150	12,268
CVS Caremark Corp.	5.750%	5/15/41	900	1,012
Daimler Finance North America LLC	6.500%	11/15/13	7,100	7,778
7 Daimler Finance North America LLC	2.625%	9/15/16	2,300	2,257
Daimler Finance North America LLC	8.500%	1/18/31	4,700	6,623
Darden Restaurants Inc.	5.625%	10/15/12	2,675	2,791
Darden Restaurants Inc.	6.200%	10/15/17	1,850	2,155
Darden Restaurants Inc.	6.800%	10/15/37	6,450	7,713
eBay Inc.	0.875%	10/15/13	1,150	1,153
eBay Inc.	1.625%	10/15/15	1,150	1,157
eBay Inc.	3.250%	10/15/20	1,175	1,161
Expedia Inc.	7.456%	8/15/18	250	278
Expedia Inc.	5.950%	8/15/20	6,400	6,397
Family Dollar Stores Inc.	5.000%	2/1/21	1,275	1,248
Gap Inc.	5.950%	4/12/21	1,675	1,566
Historic TW Inc.	9.150%	2/1/23	3,425	4,712
Historic TW Inc.	6.625%	5/15/29	2,925	3,317
Home Depot Inc.	5.250%	12/16/13	6,050	6,572
Home Depot Inc.	5.400%	3/1/16	6,175	7,018
Home Depot Inc.	4.400%	4/1/21	400	435
Home Depot Inc.	5.875%	12/16/36	2,250	2,634
Home Depot Inc.	5.400%	9/15/40	7,590	8,411
Home Depot Inc.	5.950%	4/1/41	2,725	3,250
International Game Technology	7.500%	6/15/19	875	1,044
International Game Technology	5.500%	6/15/20	1,030	1,113
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,577
Johnson Controls Inc.	4.250%	3/1/21	5,250	5,539
Johnson Controls Inc.	6.000%	1/15/36	350	416
Kohl's Corp.	6.250%	12/15/17	1,550	1,854
Kohl's Corp.	6.000%	1/15/33	300	342

Kohl's Corp.	6.875%	12/15/37	700	863
Lowe's Cos. Inc.	5.400%	10/15/16	1,925	2,229
Lowe's Cos. Inc.	6.100%	9/15/17	875	1,054
Lowe's Cos. Inc.	6.875%	2/15/28	350	456
Lowe's Cos. Inc.	6.500%	3/15/29	1,050	1,319
Lowe's Cos. Inc.	5.800%	10/15/36	7,175	8,212
Macy's Retail Holdings Inc.	8.125%	7/15/15	4,925	5,689
Macy's Retail Holdings Inc.	5.900%	12/1/16	3,775	4,127
Macy's Retail Holdings Inc.	6.900%	4/1/29	4,850	5,192
Macy's Retail Holdings Inc.	6.375%	3/15/37	2,300	2,513
Marriott International Inc.	5.625%	2/15/13	850	882
Marriott International Inc.	6.200%	6/15/16	550	621
Marriott International Inc.	6.375%	6/15/17	650	754
McDonald's Corp.	5.300%	3/15/17	300	349
McDonald's Corp.	5.800%	10/15/17	1,825	2,203
McDonald's Corp.	5.350%	3/1/18	2,575	3,063
McDonald's Corp.	5.000%	2/1/19	4,525	5,308
McDonald's Corp.	6.300%	10/15/37	750	1,018
McDonald's Corp.	6.300%	3/1/38	1,825	2,461
Nordstrom Inc.	6.750%	6/1/14	175	198
Nordstrom Inc.	6.250%	1/15/18	5,625	6,661
Nordstrom Inc.	4.750%	5/1/20	1,200	1,314
Nordstrom Inc.	6.950%	3/15/28	425	535
Nordstrom Inc.	7.000%	1/15/38	1,275	1,672
O'Reilly Automotive Inc.	4.875%	1/14/21	600	619
PACCAR Financial Corp.	1.950%	12/17/12	2,150	2,178
PACCAR Inc.	6.875%	2/15/14	1,200	1,356
Staples Inc.	9.750%	1/15/14	6,300	7,308
Target Corp.	5.125%	1/15/13	625	660
Target Corp.	4.000%	6/15/13	600	634
Target Corp.	5.875%	7/15/16	3,575	4,247
Target Corp.	5.375%	5/1/17	100	117
Target Corp.	6.000%	1/15/18	2,850	3,471
Target Corp.	7.000%	7/15/31	1,425	1,881
Target Corp.	6.350%	11/1/32	2,075	2,567
Target Corp.	6.500%	10/15/37	2,400	3,118
Target Corp.	7.000%	1/15/38	12,700	17,315
Time Warner Cos. Inc.	7.570%	2/1/24	325	408
Time Warner Cos. Inc.	6.950%	1/15/28	150	176
Time Warner Inc.	3.150%	7/15/15	7,928	8,181
Time Warner Inc.	5.875%	11/15/16	2,525	2,862
Time Warner Inc.	4.875%	3/15/20	3,975	4,249
Time Warner Inc.	4.700%	1/15/21	4,250	4,476
Time Warner Inc.	4.750%	3/29/21	7,975	8,400
Time Warner Inc.	7.625%	4/15/31	5,700	7,074
Time Warner Inc.	7.700%	5/1/32	7,850	9,869
Time Warner Inc.	6.500%	11/15/36	1,900	2,134
Time Warner Inc.	6.200%	3/15/40	950	1,055
Time Warner Inc.	6.100%	7/15/40	1,725	1,905
Time Warner Inc.	6.250%	3/29/41	5,275	5,965
TJX Cos. Inc.	4.200%	8/15/15	6,265	6,839
TJX Cos. Inc.	6.950%	4/15/19	6,150	7,773
Toyota Motor Credit Corp.	3.200%	6/17/15	5,500	5,763
Toyota Motor Credit Corp.	2.800%	1/11/16	1,300	1,332
Toyota Motor Credit Corp.	2.000%	9/15/16	3,125	3,082
Toyota Motor Credit Corp.	4.250%	1/11/21	4,200	4,566
Toyota Motor Credit Corp.	3.400%	9/15/21	1,200	1,200
VF Corp.	5.950%	11/1/17	850	1,010

VF Corp.	3.500%	9/1/21	4,400	4,445
VF Corp.	6.450%	11/1/37	625	796
Viacom Inc.	4.375%	9/15/14	375	402
Viacom Inc.	3.500%	4/1/17	700	709
Viacom Inc.	6.125%	10/5/17	1,250	1,420
Viacom Inc.	5.625%	9/15/19	12,235	13,819
Viacom Inc.	6.875%	4/30/36	4,325	5,186
Wal-Mart Stores Inc.	4.250%	4/15/13	25	26
Wal-Mart Stores Inc.	4.550%	5/1/13	2,250	2,389
Wal-Mart Stores Inc.	7.250%	6/1/13	550	609
Wal-Mart Stores Inc.	1.625%	4/15/14	5,525	5,649
Wal-Mart Stores Inc.	3.200%	5/15/14	2,100	2,232
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,575
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,494
Wal-Mart Stores Inc.	2.250%	7/8/15	1,275	1,325
Wal-Mart Stores Inc.	1.500%	10/25/15	11,250	11,390
Wal-Mart Stores Inc.	5.375%	4/5/17	625	738
Wal-Mart Stores Inc.	5.800%	2/15/18	5,625	6,837
Wal-Mart Stores Inc.	3.625%	7/8/20	3,950	4,228
Wal-Mart Stores Inc.	3.250%	10/25/20	6,205	6,464
Wal-Mart Stores Inc.	4.250%	4/15/21	5,250	5,908
Wal-Mart Stores Inc.	5.875%	4/5/27	11,050	13,789
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	5,203
Wal-Mart Stores Inc.	5.250%	9/1/35	1,425	1,635
Wal-Mart Stores Inc.	6.500%	8/15/37	7,925	10,582
Wal-Mart Stores Inc.	6.200%	4/15/38	6,400	8,263
Wal-Mart Stores Inc.	5.625%	4/1/40	1,700	2,074
Wal-Mart Stores Inc.	4.875%	7/8/40	875	970
Wal-Mart Stores Inc.	5.000%	10/25/40	1,850	2,086
Wal-Mart Stores Inc.	5.625%	4/15/41	5,000	6,149
Walgreen Co.	4.875%	8/1/13	3,575	3,838
Walgreen Co.	5.250%	1/15/19	1,675	1,985
Walt Disney Co.	4.700%	12/1/12	100	105
Walt Disney Co.	4.500%	12/15/13	2,300	2,487
Walt Disney Co.	6.200%	6/20/14	2,000	2,271
Walt Disney Co.	5.625%	9/15/16	3,425	4,018
Walt Disney Co.	5.875%	12/15/17	1,875	2,256
Walt Disney Co.	7.000%	3/1/32	325	461
Western Union Co.	6.500%	2/26/14	3,275	3,618
Western Union Co.	5.930%	10/1/16	1,825	2,047
Western Union Co.	5.253%	4/1/20	240	266
Western Union Co.	6.200%	11/17/36	850	927
Western Union Co.	6.200%	6/21/40	1,100	1,188
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,147
Yum! Brands Inc.	6.250%	4/15/16	2,850	3,333
Yum! Brands Inc.	6.250%	3/15/18	1,750	2,073
Yum! Brands Inc.	3.875%	11/1/20	1,175	1,208
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,779

Consumer Noncyclical (2.8%)
Abbott Laboratories	5.150%	11/30/12	1,100	1,160
Abbott Laboratories	4.350%	3/15/14	2,075	2,261
Abbott Laboratories	5.875%	5/15/16	5,500	6,481
Abbott Laboratories	5.600%	11/30/17	4,450	5,278
Abbott Laboratories	5.125%	4/1/19	925	1,092
Abbott Laboratories	4.125%	5/27/20	3,000	3,336
Abbott Laboratories	6.150%	11/30/37	5,600	7,236
Abbott Laboratories	6.000%	4/1/39	575	738

Abbott Laboratories	5.300%	5/27/40	3,000	3,597
Allergan Inc.	5.750%	4/1/16	400	463
Allergan Inc.	3.375%	9/15/20	5,000	5,167
Altria Group Inc.	8.500%	11/10/13	8,450	9,658
Altria Group Inc.	7.750%	2/6/14	4,600	5,246
Altria Group Inc.	4.125%	9/11/15	500	537
Altria Group Inc.	9.700%	11/10/18	3,300	4,366
Altria Group Inc.	9.250%	8/6/19	75	99
Altria Group Inc.	4.750%	5/5/21	2,150	2,236
Altria Group Inc.	9.950%	11/10/38	14,800	21,062
Altria Group Inc.	10.200%	2/6/39	7,400	10,774
AmerisourceBergen Corp.	5.875%	9/15/15	7,375	8,428
AmerisourceBergen Corp.	4.875%	11/15/19	975	1,094
Amgen Inc.	4.850%	11/18/14	9,375	10,445
Amgen Inc.	2.300%	6/15/16	6,075	6,240
Amgen Inc.	5.850%	6/1/17	7,750	9,231
Amgen Inc.	5.700%	2/1/19	525	629
Amgen Inc.	3.450%	10/1/20	825	852
Amgen Inc.	4.100%	6/15/21	1,075	1,158
Amgen Inc.	6.375%	6/1/37	2,200	2,835
Amgen Inc.	6.900%	6/1/38	2,300	3,116
Amgen Inc.	6.400%	2/1/39	2,725	3,564
Amgen Inc.	5.750%	3/15/40	1,700	2,048
Amgen Inc.	4.950%	10/1/41	4,275	4,671
Amgen Inc.	5.650%	6/15/42	1,700	2,062
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,150	1,198
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	1,375	1,590
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	6,307	7,377
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	775	1,030
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	2,905	3,523
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	4,000	4,088
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	3,800	3,874
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	825	831
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	3,700	4,141
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,000	4,331
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	6,200	6,512
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,275	4,266
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,675	4,676
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,100	12,916
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,600	2,987
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,875	4,301
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	8,000	12,060
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,825	3,699
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	130
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,625	4,292
Archer-Daniels-Midland Co.	4.479%	3/1/21	1,850	2,064
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	2,236
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,850	2,136
Archer-Daniels-Midland Co.	5.765%	3/1/41	4,300	5,386
AstraZeneca plc	5.900%	9/15/17	5,125	6,140
AstraZeneca plc	6.450%	9/15/37	7,310	9,778
Avon Products Inc.	5.750%	3/1/18	2,460	2,818
Avon Products Inc.	6.500%	3/1/19	1,160	1,372
Baptist Health South Florida Obligated Group	4.590%	8/15/21	375	409
Baxter International Inc.	5.900%	9/1/16	875	1,039
Baxter International Inc.	4.250%	3/15/20	900	993
Becton Dickinson and Co.	5.000%	5/15/19	450	522
Becton Dickinson and Co.	3.250%	11/12/20	5,700	5,869

Biogen Idec Inc.	6.000%	3/1/13	750	795
Biogen Idec Inc.	6.875%	3/1/18	4,300	5,248
Boston Scientific Corp.	4.500%	1/15/15	3,000	3,139
Boston Scientific Corp.	6.250%	11/15/15	6,000	6,696
Boston Scientific Corp.	5.125%	1/12/17	3,750	4,025
Boston Scientific Corp.	6.000%	1/15/20	3,725	4,157
Boston Scientific Corp.	7.000%	11/15/35	700	815
Boston Scientific Corp.	7.375%	1/15/40	1,400	1,741
Bottling Group LLC	4.625%	11/15/12	5,025	5,244
Bottling Group LLC	5.000%	11/15/13	2,700	2,926
Bottling Group LLC	6.950%	3/15/14	4,225	4,814
Bottling Group LLC	5.500%	4/1/16	4,050	4,715
Bottling Group LLC	5.125%	1/15/19	1,500	1,746
Bristol-Myers Squibb Co.	5.250%	8/15/13	650	705
Bristol-Myers Squibb Co.	5.450%	5/1/18	800	958
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	139
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	132
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,888	3,617
Bristol-Myers Squibb Co.	6.125%	5/1/38	475	627
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	470
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	607
Bunge Ltd. Finance Corp.	8.500%	6/15/19	13,150	16,146
Campbell Soup Co.	3.050%	7/15/17	525	557
Campbell Soup Co.	4.250%	4/15/21	2,175	2,392
Cardinal Health Inc.	4.000%	6/15/15	100	107
Cardinal Health Inc.	4.625%	12/15/20	4,700	5,102
CareFusion Corp.	5.125%	8/1/14	1,985	2,161
CareFusion Corp.	6.375%	8/1/19	4,850	5,824
Celgene Corp.	2.450%	10/15/15	750	758
Celgene Corp.	3.950%	10/15/20	5,500	5,666
Celgene Corp.	5.700%	10/15/40	600	676
Church & Dwight Co. Inc.	3.350%	12/15/15	1,000	1,036
Cia de Bebidas das Americas	8.750%	9/15/13	1,450	1,624
Clorox Co.	5.000%	3/1/13	1,635	1,717
Clorox Co.	5.000%	1/15/15	525	561
Clorox Co.	3.550%	11/1/15	1,850	1,911
Clorox Co.	5.950%	10/15/17	8,722	9,535
Coca-Cola Co.	0.750%	11/15/13	6,200	6,204
7 Coca-Cola Co.	1.800%	9/1/16	2,900	2,916
Coca-Cola Co.	5.350%	11/15/17	2,850	3,381
Coca-Cola Co.	4.875%	3/15/19	5,910	6,855
Coca-Cola Co.	3.150%	11/15/20	1,100	1,139
7 Coca-Cola Co.	3.300%	9/1/21	175	182
Coca-Cola Enterprises Inc.	2.125%	9/15/15	800	807
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	821
Coca-Cola HBC Finance BV	5.125%	9/17/13	325	348
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,899
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,425	5,061
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	2,200	2,428
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,800	2,592
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,418
ConAgra Foods Inc.	5.819%	6/15/17	225	247
ConAgra Foods Inc.	7.125%	10/1/26	450	522
ConAgra Foods Inc.	7.000%	10/1/28	250	290
Corn Products International Inc.	3.200%	11/1/15	1,700	1,750
Corn Products International Inc.	4.625%	11/1/20	1,215	1,286
Corn Products International Inc.	6.625%	4/15/37	575	687
Covidien International Finance SA	5.450%	10/15/12	725	759

Covidien International Finance SA	1.875%	6/15/13	8,000	8,114
Covidien International Finance SA	6.000%	10/15/17	1,525	1,811
Covidien International Finance SA	6.550%	10/15/37	4,704	6,061
CR Bard Inc.	4.400%	1/15/21	1,985	2,221
CR Bard Inc.	6.700%	12/1/26	1,800	2,376
Delhaize Group SA	5.875%	2/1/14	1,400	1,529
Delhaize Group SA	5.700%	10/1/40	1,587	1,649
Diageo Capital plc	5.200%	1/30/13	2,425	2,556
Diageo Capital plc	5.500%	9/30/16	425	487
Diageo Capital plc	5.750%	10/23/17	3,000	3,529
Diageo Capital plc	4.828%	7/15/20	3,100	3,484
Diageo Capital plc	5.875%	9/30/36	200	249
Diageo Finance BV	5.300%	10/28/15	1,800	2,051
Diageo Investment Corp.	7.450%	4/15/35	200	293
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	1,125	1,141
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	525	565
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	2,750	2,850
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	420	523
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	587
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,374
Eli Lilly & Co.	5.200%	3/15/17	2,625	3,044
Eli Lilly & Co.	5.500%	3/15/27	2,950	3,554
Eli Lilly & Co.	5.550%	3/15/37	1,800	2,183
7 Energizer Holdings Inc.	4.700%	5/19/21	1,325	1,419
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	251
Express Scripts Inc.	6.250%	6/15/14	4,700	5,172
Fortune Brands Inc.	5.875%	1/15/36	875	909
Genentech Inc.	4.750%	7/15/15	800	892
Genentech Inc.	5.250%	7/15/35	300	348
General Mills Inc.	5.250%	8/15/13	1,650	1,779
General Mills Inc.	5.200%	3/17/15	2,000	2,236
General Mills Inc.	5.700%	2/15/17	2,525	2,958
General Mills Inc.	5.650%	2/15/19	6,725	7,993
General Mills Inc.	5.400%	6/15/40	5,000	5,872
Gilead Sciences Inc.	4.500%	4/1/21	2,900	3,119
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	9,125	9,734
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	6,225	6,804
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	4,850	5,869
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	1,138
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	13,830	18,535
Hasbro Inc.	6.125%	5/15/14	5,000	5,489
Hasbro Inc.	6.300%	9/15/17	2,125	2,419
Hasbro Inc.	6.350%	3/15/40	1,200	1,295
Hershey Co.	5.450%	9/1/16	425	491
Hershey Co.	4.125%	12/1/20	1,475	1,625
HJ Heinz Co.	5.350%	7/15/13	7,775	8,361
HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,482
Hormel Foods Corp.	4.125%	4/15/21	625	693
Hospira Inc.	5.900%	6/15/14	500	549
Hospira Inc.	6.400%	5/15/15	275	312
Hospira Inc.	6.050%	3/30/17	100	115
Hospira Inc.	5.600%	9/15/40	1,075	1,196
Johnson & Johnson	5.550%	8/15/17	1,700	2,054
Johnson & Johnson	5.150%	7/15/18	550	666
Johnson & Johnson	2.950%	9/1/20	10,000	10,606
Johnson & Johnson	6.950%	9/1/29	1,300	1,890
Johnson & Johnson	4.950%	5/15/33	1,600	1,914
Johnson & Johnson	5.950%	8/15/37	800	1,080

Johnson & Johnson	4.500%	9/1/40	1,370	1,532
Kellogg Co.	5.125%	12/3/12	4,025	4,225
Kellogg Co.	4.000%	12/15/20	3,475	3,742
Kellogg Co.	7.450%	4/1/31	1,150	1,661
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,113
Kimberly-Clark Corp.	6.125%	8/1/17	2,475	2,975
Kimberly-Clark Corp.	7.500%	11/1/18	800	1,057
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,376
Kimberly-Clark Corp.	3.875%	3/1/21	2,350	2,581
Kimberly-Clark Corp.	6.625%	8/1/37	200	272
Kimberly-Clark Corp.	5.300%	3/1/41	1,600	1,923
Koninklijke Philips Electronics NV	4.625%	3/11/13	2,550	2,683
Koninklijke Philips Electronics NV	5.750%	3/11/18	2,750	3,157
Koninklijke Philips Electronics NV	6.875%	3/11/38	3,050	3,899
Kraft Foods Inc.	5.625%	11/1/11	509	511
Kraft Foods Inc.	6.000%	2/11/13	2,950	3,131
Kraft Foods Inc.	2.625%	5/8/13	8,300	8,486
Kraft Foods Inc.	5.250%	10/1/13	3,100	3,305
Kraft Foods Inc.	6.750%	2/19/14	200	224
Kraft Foods Inc.	4.125%	2/9/16	5,775	6,177
Kraft Foods Inc.	6.500%	8/11/17	5,775	6,850
Kraft Foods Inc.	6.125%	2/1/18	100	117
Kraft Foods Inc.	6.125%	8/23/18	7,650	9,060
Kraft Foods Inc.	5.375%	2/10/20	18,600	21,023
Kraft Foods Inc.	6.500%	11/1/31	3,275	4,094
Kraft Foods Inc.	7.000%	8/11/37	3,675	4,733
Kraft Foods Inc.	6.875%	2/1/38	4,975	6,262
Kraft Foods Inc.	6.875%	1/26/39	525	663
Kraft Foods Inc.	6.500%	2/9/40	7,375	8,936
Kroger Co.	5.500%	2/1/13	425	448
Kroger Co.	5.000%	4/15/13	1,050	1,107
Kroger Co.	4.950%	1/15/15	1,950	2,155
Kroger Co.	3.900%	10/1/15	2,350	2,517
Kroger Co.	6.400%	8/15/17	200	237
Kroger Co.	6.800%	12/15/18	2,400	2,962
Kroger Co.	7.700%	6/1/29	2,800	3,726
Kroger Co.	8.000%	9/15/29	3,775	5,144
Kroger Co.	7.500%	4/1/31	625	839
Laboratory Corp. of America Holdings	5.500%	2/1/13	425	448
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,025	1,159
Life Technologies Corp.	4.400%	3/1/15	1,700	1,780
Life Technologies Corp.	3.500%	1/15/16	2,800	2,852
Life Technologies Corp.	6.000%	3/1/20	1,750	1,938
Life Technologies Corp.	5.000%	1/15/21	1,350	1,400
Lorillard Tobacco Co.	3.500%	8/4/16	1,625	1,622
Lorillard Tobacco Co.	8.125%	6/23/19	3,075	3,618
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,183
Lorillard Tobacco Co.	7.000%	8/4/41	1,550	1,645
McCormick & Co. Inc.	3.900%	7/15/21	875	932
McKesson Corp.	5.250%	3/1/13	3,450	3,646
McKesson Corp.	6.500%	2/15/14	6,000	6,721
McKesson Corp.	4.750%	3/1/21	1,150	1,308
McKesson Corp.	6.000%	3/1/41	5,000	6,399
Mead Johnson Nutrition Co.	3.500%	11/1/14	2,525	2,638
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,309	2,573
Mead Johnson Nutrition Co.	5.900%	11/1/39	3,025	3,576
Medco Health Solutions Inc.	6.125%	3/15/13	1,425	1,507
Medco Health Solutions Inc.	7.250%	8/15/13	625	683

Medco Health Solutions Inc.	7.125%	3/15/18	8,785	10,604
Medtronic Inc.	4.500%	3/15/14	1,000	1,084
Medtronic Inc.	3.000%	3/15/15	4,200	4,433
Medtronic Inc.	4.750%	9/15/15	1,775	1,993
Medtronic Inc.	4.450%	3/15/20	1,650	1,863
Medtronic Inc.	6.500%	3/15/39	500	693
Medtronic Inc.	5.550%	3/15/40	2,100	2,658
Merck & Co. Inc.	4.375%	2/15/13	1,225	1,289
Merck & Co. Inc.	5.300%	12/1/13	500	549
Merck & Co. Inc.	4.750%	3/1/15	1,200	1,343
Merck & Co. Inc.	4.000%	6/30/15	2,000	2,201
Merck & Co. Inc.	2.250%	1/15/16	1,850	1,916
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,804
Merck & Co. Inc.	5.000%	6/30/19	6,650	7,912
Merck & Co. Inc.	3.875%	1/15/21	5,970	6,508
Merck & Co. Inc.	6.400%	3/1/28	1,525	2,032
Merck & Co. Inc.	5.950%	12/1/28	775	985
Merck & Co. Inc.	6.500%	12/1/33	4,675	6,440
Merck & Co. Inc.	5.750%	11/15/36	325	410
Merck & Co. Inc.	6.550%	9/15/37	4,425	6,208
Merck & Co. Inc.	5.850%	6/30/39	1,025	1,334
Novant Health Inc.	5.850%	11/1/19	2,125	2,464
Novartis Capital Corp.	1.900%	4/24/13	2,600	2,652
Novartis Capital Corp.	4.125%	2/10/14	6,525	7,021
Novartis Capital Corp.	2.900%	4/24/15	13,575	14,358
Novartis Securities Investment Ltd.	5.125%	2/10/19	9,825	11,628
PepsiAmericas Inc.	4.375%	2/15/14	100	108
PepsiAmericas Inc.	4.875%	1/15/15	5,100	5,684
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,603
PepsiCo Inc.	4.650%	2/15/13	2,900	3,063
PepsiCo Inc.	0.875%	10/25/13	5,000	5,002
PepsiCo Inc.	3.750%	3/1/14	1,150	1,234
PepsiCo Inc.	2.500%	5/10/16	800	829
PepsiCo Inc.	5.000%	6/1/18	425	495
PepsiCo Inc.	7.900%	11/1/18	2,050	2,747
PepsiCo Inc.	4.500%	1/15/20	2,800	3,152
PepsiCo Inc.	3.125%	11/1/20	4,200	4,306
PepsiCo Inc.	5.500%	1/15/40	5,425	6,761
PepsiCo Inc.	4.875%	11/1/40	4,275	4,849
Pfizer Inc.	5.350%	3/15/15	15,275	17,311
Pfizer Inc.	6.200%	3/15/19	7,150	8,895
Pfizer Inc.	7.200%	3/15/39	10,500	15,285
Pharmacia Corp.	6.500%	12/1/18	200	251
Pharmacia Corp.	6.600%	12/1/28	625	829
Philip Morris International Inc.	4.875%	5/16/13	6,650	7,061
Philip Morris International Inc.	6.875%	3/17/14	3,900	4,428
Philip Morris International Inc.	2.500%	5/16/16	5,000	5,153
Philip Morris International Inc.	5.650%	5/16/18	8,700	10,293
Philip Morris International Inc.	4.500%	3/26/20	575	637
Philip Morris International Inc.	6.375%	5/16/38	4,100	5,261
4 Procter & Gamble - Esop	9.360%	1/1/21	2,841	3,811
Procter & Gamble Co.	4.950%	8/15/14	850	949
Procter & Gamble Co.	3.500%	2/15/15	4,500	4,835
Procter & Gamble Co.	1.800%	11/15/15	6,925	7,112
Procter & Gamble Co.	4.700%	2/15/19	1,775	2,090
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,635
Procter & Gamble Co.	5.800%	8/15/34	250	327
Procter & Gamble Co.	5.550%	3/5/37	2,050	2,639

Quest Diagnostics Inc.	5.450%	11/1/15	4,000	4,531
Quest Diagnostics Inc.	6.400%	7/1/17	175	208
Quest Diagnostics Inc.	6.950%	7/1/37	1,225	1,537
Reynolds American Inc.	7.250%	6/1/13	1,575	1,714
Reynolds American Inc.	7.625%	6/1/16	850	1,008
Reynolds American Inc.	7.250%	6/15/37	1,225	1,384
Safeway Inc.	6.250%	3/15/14	5,850	6,514
Safeway Inc.	6.350%	8/15/17	1,325	1,536
Safeway Inc.	3.950%	8/15/20	1,350	1,354
Safeway Inc.	7.250%	2/1/31	1,825	2,295
Sanofi	1.625%	3/28/14	1,050	1,069
Sanofi	2.625%	3/29/16	10,800	11,185
Sanofi	4.000%	3/29/21	3,275	3,530
Sara Lee Corp.	6.125%	11/1/32	2,175	2,191
St. Jude Medical Inc.	2.200%	9/15/13	3,025	3,077
St. Jude Medical Inc.	3.750%	7/15/14	2,875	3,059
St. Jude Medical Inc.	2.500%	1/15/16	1,475	1,513
St. Jude Medical Inc.	4.875%	7/15/19	500	568
Stryker Corp.	3.000%	1/15/15	800	841
Stryker Corp.	2.000%	9/30/16	2,050	2,056
Stryker Corp.	4.375%	1/15/20	700	770
Sysco Corp.	4.200%	2/12/13	625	652
Sysco Corp.	5.250%	2/12/18	3,875	4,558
Sysco Corp.	5.375%	9/21/35	4,948	6,138
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	3,225	3,692
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	1,950	2,044
Thermo Fisher Scientific Inc.	2.150%	12/28/12	875	890
Thermo Fisher Scientific Inc.	2.050%	2/21/14	2,500	2,568
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,725	1,813
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	590
Thermo Fisher Scientific Inc.	4.500%	3/1/21	1,850	2,057
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,619
Unilever Capital Corp.	4.800%	2/15/19	700	818
Unilever Capital Corp.	4.250%	2/10/21	5,765	6,567
Unilever Capital Corp.	5.900%	11/15/32	900	1,198
UST LLC	5.750%	3/1/18	1,000	1,134
Watson Pharmaceuticals Inc.	5.000%	8/15/14	1,250	1,354
Whirlpool Corp.	5.500%	3/1/13	4,075	4,245
Whirlpool Corp.	8.600%	5/1/14	900	1,020
Wyeth	5.500%	3/15/13	2,750	2,939
Wyeth	5.500%	2/1/14	1,350	1,491
Wyeth	5.500%	2/15/16	4,650	5,372
Wyeth	5.450%	4/1/17	2,950	3,454
Wyeth	6.450%	2/1/24	2,625	3,423
Wyeth	6.500%	2/1/34	1,450	1,922
Wyeth	6.000%	2/15/36	3,575	4,405
Wyeth	5.950%	4/1/37	6,950	8,865
Zimmer Holdings Inc.	4.625%	11/30/19	700	774
Zimmer Holdings Inc.	5.750%	11/30/39	1,075	1,272

Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	425	534
Anadarko Finance Co.	7.500%	5/1/31	4,600	5,446
Anadarko Petroleum Corp.	7.625%	3/15/14	7,363	8,281
Anadarko Petroleum Corp.	5.750%	6/15/14	800	871
Anadarko Petroleum Corp.	5.950%	9/15/16	3,000	3,276
Anadarko Petroleum Corp.	6.375%	9/15/17	525	588

Anadarko Petroleum Corp.	6.950%	6/15/19	500	575
Anadarko Petroleum Corp.	6.450%	9/15/36	9,025	9,472
Anadarko Petroleum Corp.	7.950%	6/15/39	1,925	2,388
Anadarko Petroleum Corp.	6.200%	3/15/40	2,450	2,523
Apache Corp.	5.250%	4/15/13	300	320
Apache Corp.	6.000%	9/15/13	1,925	2,110
Apache Corp.	5.625%	1/15/17	250	297
Apache Corp.	6.900%	9/15/18	5,450	6,864
Apache Corp.	3.625%	2/1/21	2,275	2,383
Apache Corp.	5.100%	9/1/40	1,725	1,897
Apache Corp.	5.250%	2/1/42	740	834
Apache Finance Canada Corp.	7.750%	12/15/29	400	590
Baker Hughes Inc.	6.875%	1/15/29	300	401
Baker Hughes Inc.	5.125%	9/15/40	4,410	5,056
BJ Services Co.	6.000%	6/1/18	850	1,025
BP Capital Markets plc	5.250%	11/7/13	5,475	5,886
BP Capital Markets plc	3.625%	5/8/14	3,650	3,835
BP Capital Markets plc	3.875%	3/10/15	4,525	4,800
BP Capital Markets plc	3.125%	10/1/15	6,500	6,705
BP Capital Markets plc	3.200%	3/11/16	3,725	3,884
BP Capital Markets plc	4.750%	3/10/19	5,300	5,855
BP Capital Markets plc	4.500%	10/1/20	7,295	7,879
BP Capital Markets plc	4.742%	3/11/21	4,550	4,971
Burlington Resources Finance Co.	7.200%	8/15/31	300	392
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,542
Cameron International Corp.	6.375%	7/15/18	225	263
Cameron International Corp.	7.000%	7/15/38	100	123
Canadian Natural Resources Ltd.	5.450%	10/1/12	1,175	1,224
Canadian Natural Resources Ltd.	5.150%	2/1/13	475	500
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,679
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,355
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,402
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,494
Canadian Natural Resources Ltd.	6.500%	2/15/37	5,600	6,947
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,030	2,440
Cenovus Energy Inc.	5.700%	10/15/19	7,050	8,150
Cenovus Energy Inc.	6.750%	11/15/39	2,725	3,363
Chevron Corp.	3.950%	3/3/14	3,375	3,637
Chevron Corp.	4.950%	3/3/19	2,750	3,261
ConocoPhillips	4.750%	2/1/14	5,550	6,014
ConocoPhillips	4.600%	1/15/15	6,600	7,255
ConocoPhillips	5.750%	2/1/19	12,975	15,486
ConocoPhillips	5.900%	10/15/32	725	875
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,251
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,825	6,036
ConocoPhillips Holding Co.	6.950%	4/15/29	2,850	3,802
Devon Energy Corp.	5.625%	1/15/14	1,475	1,616
Devon Energy Corp.	2.400%	7/15/16	800	811
Devon Energy Corp.	4.000%	7/15/21	2,000	2,098
Devon Energy Corp.	7.950%	4/15/32	1,650	2,329
Devon Energy Corp.	5.600%	7/15/41	3,000	3,440
Devon Financing Corp. ULC	7.875%	9/30/31	5,275	7,403
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,275	2,506
Diamond Offshore Drilling Inc.	5.875%	5/1/19	850	986
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,850	2,065
Encana Corp.	5.900%	12/1/17	2,100	2,404
Encana Corp.	7.200%	11/1/31	1,800	2,224
Encana Corp.	6.500%	8/15/34	2,925	3,286

Encana Corp.	6.625%	8/15/37	4,700	5,474
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,350	4,752
Eni USA Inc.	7.300%	11/15/27	175	217
Ensco plc	3.250%	3/15/16	2,075	2,106
Ensco plc	4.700%	3/15/21	9,250	9,386
EOG Resources Inc.	6.125%	10/1/13	575	633
EOG Resources Inc.	5.875%	9/15/17	1,900	2,237
EOG Resources Inc.	5.625%	6/1/19	3,350	3,989
EOG Resources Inc.	4.400%	6/1/20	325	357
EOG Resources Inc.	4.100%	2/1/21	4,900	5,250
Global Marine Inc.	7.000%	6/1/28	5,850	6,407
Halliburton Co.	7.450%	9/15/39	900	1,264
Hess Corp.	8.125%	2/15/19	3,900	5,048
Hess Corp.	7.875%	10/1/29	1,450	1,955
Hess Corp.	7.125%	3/15/33	1,375	1,761
Hess Corp.	5.600%	2/15/41	7,580	8,224
Husky Energy Inc.	5.900%	6/15/14	7,025	7,743
Husky Energy Inc.	6.150%	6/15/19	200	240
Husky Energy Inc.	7.250%	12/15/19	1,225	1,513
Husky Energy Inc.	6.800%	9/15/37	875	1,069
Kerr-McGee Corp.	6.950%	7/1/24	3,300	3,864
Kerr-McGee Corp.	7.875%	9/15/31	875	1,061
Marathon Oil Corp.	6.000%	10/1/17	10,460	12,116
Marathon Oil Corp.	5.900%	3/15/18	1,228	1,434
7 Marathon Petroleum Corp.	3.500%	3/1/16	1,000	1,036
7 Marathon Petroleum Corp.	5.125%	3/1/21	2,425	2,520
7 Marathon Petroleum Corp.	6.500%	3/1/41	1,500	1,618
Nabors Industries Inc.	6.150%	2/15/18	2,650	2,950
Nabors Industries Inc.	9.250%	1/15/19	1,375	1,746
Nabors Industries Inc.	5.000%	9/15/20	2,675	2,751
Nexen Inc.	7.875%	3/15/32	325	420
Nexen Inc.	5.875%	3/10/35	100	96
Nexen Inc.	6.400%	5/15/37	7,850	8,007
Nexen Inc.	7.500%	7/30/39	3,400	3,916
Noble Energy Inc.	8.250%	3/1/19	3,000	3,967
Noble Energy Inc.	8.000%	4/1/27	275	371
Noble Holding International Ltd.	4.900%	8/1/20	900	973
Noble Holding International Ltd.	4.625%	3/1/21	2,500	2,632
Noble Holding International Ltd.	6.200%	8/1/40	1,400	1,635
Noble Holding International Ltd.	6.050%	3/1/41	2,500	2,867
Occidental Petroleum Corp.	2.500%	2/1/16	2,700	2,814
Occidental Petroleum Corp.	4.125%	6/1/16	825	919
Occidental Petroleum Corp.	4.100%	2/1/21	5,100	5,541
Occidental Petroleum Corp.	3.125%	2/15/22	3,000	3,005
PC Financial Partnership	5.000%	11/15/14	900	973
Petro-Canada	4.000%	7/15/13	1,325	1,383
Petro-Canada	7.875%	6/15/26	500	669
Petro-Canada	7.000%	11/15/28	475	581
Petro-Canada	5.350%	7/15/33	1,425	1,447
Petro-Canada	5.950%	5/15/35	2,900	3,119
Petro-Canada	6.800%	5/15/38	525	634
Rowan Cos. Inc.	5.000%	9/1/17	750	788
Rowan Cos. Inc.	7.875%	8/1/19	875	1,034
Shell International Finance BV	1.875%	3/25/13	5,550	5,665
Shell International Finance BV	4.000%	3/21/14	4,210	4,543
Shell International Finance BV	3.100%	6/28/15	14,300	15,189
Shell International Finance BV	3.250%	9/22/15	1,400	1,493
Shell International Finance BV	5.200%	3/22/17	975	1,134

Shell International Finance BV	4.300%	9/22/19	3,100	3,487
Shell International Finance BV	6.375%	12/15/38	12,125	16,592
Shell International Finance BV	5.500%	3/25/40	3,750	4,648
Statoil ASA	3.875%	4/15/14	1,250	1,336
Statoil ASA	2.900%	10/15/14	950	999
Statoil ASA	3.125%	8/17/17	3,500	3,710
Statoil ASA	5.250%	4/15/19	4,125	4,860
Statoil ASA	7.250%	9/23/27	1,975	2,676
7 Statoil ASA	6.500%	12/1/28	225	297
Statoil ASA	7.150%	1/15/29	1,165	1,579
Statoil ASA	5.100%	8/17/40	4,000	4,687
Suncor Energy Inc.	6.100%	6/1/18	50	58
Suncor Energy Inc.	7.150%	2/1/32	425	526
Suncor Energy Inc.	5.950%	12/1/34	175	188
Suncor Energy Inc.	6.500%	6/15/38	11,950	13,924
Suncor Energy Inc.	6.850%	6/1/39	6,100	7,411
Talisman Energy Inc.	5.125%	5/15/15	375	421
Talisman Energy Inc.	7.750%	6/1/19	7,005	8,687
Talisman Energy Inc.	3.750%	2/1/21	7,425	7,232
Talisman Energy Inc.	7.250%	10/15/27	200	247
Tosco Corp.	8.125%	2/15/30	4,950	7,034
Total Capital Canada Ltd.	1.625%	1/28/14	4,500	4,570
Total Capital SA	3.000%	6/24/15	5,800	6,138
Total Capital SA	2.300%	3/15/16	6,500	6,679
Total Capital SA	4.450%	6/24/20	2,200	2,460
Total Capital SA	4.125%	1/28/21	2,425	2,644
Transocean Inc.	5.250%	3/15/13	1,125	1,172
Transocean Inc.	4.950%	11/15/15	7,325	7,718
Transocean Inc.	6.000%	3/15/18	1,875	1,998
Transocean Inc.	7.500%	4/15/31	775	866
Valero Energy Corp.	4.750%	6/15/13	2,400	2,523
Valero Energy Corp.	6.125%	6/15/17	2,000	2,227
Valero Energy Corp.	9.375%	3/15/19	1,575	2,026
Valero Energy Corp.	6.125%	2/1/20	250	278
Valero Energy Corp.	7.500%	4/15/32	1,725	2,014
Valero Energy Corp.	6.625%	6/15/37	9,289	9,790
Valero Energy Corp.	10.500%	3/15/39	3,000	4,432
Weatherford International Inc.	6.350%	6/15/17	4,625	5,190
Weatherford International Inc.	6.800%	6/15/37	3,050	3,312
Weatherford International Ltd.	5.150%	3/15/13	203	212
Weatherford International Ltd.	5.500%	2/15/16	2,000	2,166
Weatherford International Ltd.	6.000%	3/15/18	6,140	6,792
Weatherford International Ltd.	9.625%	3/1/19	5,200	6,708
Weatherford International Ltd.	5.125%	9/15/20	3,125	3,174
Weatherford International Ltd.	6.500%	8/1/36	2,750	2,878
Weatherford International Ltd.	7.000%	3/15/38	2,480	2,674
Williams Cos. Inc.	7.500%	1/15/31	2,148	2,551
Williams Cos. Inc.	7.750%	6/15/31	630	768
Williams Cos. Inc.	8.750%	3/15/32	500	671
XTO Energy Inc.	5.750%	12/15/13	2,200	2,434
XTO Energy Inc.	6.250%	8/1/17	6,250	7,794

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	850	1,002
Fluor Corp.	3.375%	9/15/21	1,500	1,519
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	2,925	3,574

Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/11	4,000	5,371

Technology (1.0%)
Adobe Systems Inc.	3.250%	2/1/15	1,525	1,606
Adobe Systems Inc.	4.750%	2/1/20	1,275	1,346
Agilent Technologies Inc.	2.500%	7/15/13	2,387	2,423
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,423
Agilent Technologies Inc.	6.500%	11/1/17	5,325	6,267
Amphenol Corp.	4.750%	11/15/14	2,475	2,630
Analog Devices Inc.	5.000%	7/1/14	1,200	1,316
Analog Devices Inc.	3.000%	4/15/16	875	915
Applied Materials Inc.	2.650%	6/15/16	525	536
Applied Materials Inc.	4.300%	6/15/21	3,400	3,521
Arrow Electronics Inc.	3.375%	11/1/15	1,225	1,218
Arrow Electronics Inc.	5.125%	3/1/21	515	514
Avnet Inc.	6.625%	9/15/16	225	249
Avnet Inc.	5.875%	6/15/20	4,300	4,607
BMC Software Inc.	7.250%	6/1/18	825	983
Broadcom Corp.	1.500%	11/1/13	5,800	5,812
CA Inc.	6.125%	12/1/14	5,000	5,539
CA Inc.	5.375%	12/1/19	2,750	2,999
Cisco Systems Inc.	1.625%	3/14/14	9,100	9,253
Cisco Systems Inc.	5.500%	2/22/16	11,783	13,593
Cisco Systems Inc.	3.150%	3/14/17	3,000	3,170
Cisco Systems Inc.	4.950%	2/15/19	9,025	10,271
Cisco Systems Inc.	5.900%	2/15/39	6,600	7,937
Cisco Systems Inc.	5.500%	1/15/40	8,800	10,228
Computer Sciences Corp.	6.500%	3/15/18	100	109
Corning Inc.	6.625%	5/15/19	275	336
Corning Inc.	7.250%	8/15/36	100	123
Corning Inc.	5.750%	8/15/40	6,300	7,036
Dell Inc.	4.700%	4/15/13	2,025	2,135
Dell Inc.	1.400%	9/10/13	2,700	2,718
Dell Inc.	2.100%	4/1/14	6,400	6,524
Dell Inc.	3.100%	4/1/16	500	514
Dell Inc.	5.650%	4/15/18	1,100	1,246
Dell Inc.	5.875%	6/15/19	1,250	1,443
Dell Inc.	6.500%	4/15/38	1,200	1,446
Dun & Bradstreet Corp.	6.000%	4/1/13	1,275	1,362
Dun & Bradstreet Corp.	2.875%	11/15/15	350	361
Equifax Inc.	4.450%	12/1/14	775	826
Equifax Inc.	6.300%	7/1/17	425	478
Fiserv Inc.	3.125%	10/1/15	1,000	1,015
Fiserv Inc.	3.125%	6/15/16	3,000	3,025
Fiserv Inc.	6.800%	11/20/17	2,150	2,508
Google Inc.	2.125%	5/19/16	375	386
Google Inc.	3.625%	5/19/21	3,325	3,544
Harris Corp.	5.000%	10/1/15	2,500	2,788
Harris Corp.	6.375%	6/15/19	250	299
Harris Corp.	6.150%	12/15/40	750	859
Hewlett-Packard Co.	4.500%	3/1/13	7,175	7,468
Hewlett-Packard Co.	1.250%	9/13/13	4,225	4,212
Hewlett-Packard Co.	6.125%	3/1/14	10,125	11,102
Hewlett-Packard Co.	1.550%	5/30/14	1,400	1,389
Hewlett-Packard Co.	4.750%	6/2/14	725	775
Hewlett-Packard Co.	2.350%	3/15/15	1,300	1,309
Hewlett-Packard Co.	2.125%	9/13/15	4,275	4,234

Hewlett-Packard Co.	2.200%	12/1/15	1,625	1,616
Hewlett-Packard Co.	2.650%	6/1/16	1,300	1,301
Hewlett-Packard Co.	3.000%	9/15/16	1,300	1,311
Hewlett-Packard Co.	5.400%	3/1/17	975	1,079
Hewlett-Packard Co.	5.500%	3/1/18	7,325	8,165
Hewlett-Packard Co.	3.750%	12/1/20	5,250	5,085
Hewlett-Packard Co.	6.000%	9/15/41	2,000	2,121
HP Enterprise Services LLC	6.000%	8/1/13	1,775	1,901
IBM International Group Capital LLC	5.050%	10/22/12	5,175	5,409
Intel Corp.	1.950%	10/1/16	2,200	2,217
Intel Corp.	3.300%	10/1/21	2,000	2,042
Intel Corp.	4.800%	10/1/41	4,200	4,528
International Business Machines Corp.	2.100%	5/6/13	850	869
International Business Machines Corp.	7.500%	6/15/13	1,200	1,332
International Business Machines Corp.	1.000%	8/5/13	3,775	3,800
International Business Machines Corp.	6.500%	10/15/13	2,875	3,198
International Business Machines Corp.	2.000%	1/5/16	5,425	5,526
International Business Machines Corp.	1.950%	7/22/16	4,175	4,218
International Business Machines Corp.	5.700%	9/14/17	19,200	22,871
International Business Machines Corp.	7.000%	10/30/25	350	482
International Business Machines Corp.	6.220%	8/1/27	1,975	2,558
International Business Machines Corp.	6.500%	1/15/28	100	134
International Business Machines Corp.	5.875%	11/29/32	225	286
International Business Machines Corp.	5.600%	11/30/39	6,610	8,165
Intuit Inc.	5.750%	3/15/17	575	648
Juniper Networks Inc.	3.100%	3/15/16	1,000	1,019
Juniper Networks Inc.	4.600%	3/15/21	460	474
Juniper Networks Inc.	5.950%	3/15/41	1,000	1,076
KLA-Tencor Corp.	6.900%	5/1/18	1,350	1,543
Lexmark International Inc.	5.900%	6/1/13	925	979
Lexmark International Inc.	6.650%	6/1/18	1,700	1,897
Maxim Integrated Products Inc.	3.450%	6/14/13	700	723
Microsoft Corp.	0.875%	9/27/13	2,960	2,984
Microsoft Corp.	2.950%	6/1/14	2,550	2,704
Microsoft Corp.	1.625%	9/25/15	2,800	2,853
Microsoft Corp.	4.200%	6/1/19	375	416
Microsoft Corp.	3.000%	10/1/20	4,750	4,910
Microsoft Corp.	4.000%	2/8/21	950	1,048
Microsoft Corp.	5.200%	6/1/39	3,975	4,820
Microsoft Corp.	4.500%	10/1/40	2,810	3,100
Microsoft Corp.	5.300%	2/8/41	2,500	3,082
Motorola Solutions Inc.	5.375%	11/15/12	1,650	1,712
Motorola Solutions Inc.	6.000%	11/15/17	6,825	7,576
Nokia Oyj	5.375%	5/15/19	6,600	6,490
Nokia Oyj	6.625%	5/15/39	2,250	2,090
Oracle Corp.	4.950%	4/15/13	3,625	3,863
Oracle Corp.	3.750%	7/8/14	2,850	3,080
Oracle Corp.	5.250%	1/15/16	10,250	11,798
Oracle Corp.	5.750%	4/15/18	1,750	2,090
Oracle Corp.	5.000%	7/8/19	5,500	6,390
7 Oracle Corp.	3.875%	7/15/20	1,625	1,740
Oracle Corp.	6.500%	4/15/38	2,900	3,825
Oracle Corp.	6.125%	7/8/39	2,725	3,407
7 Oracle Corp.	5.375%	7/15/40	3,655	4,245
Pitney Bowes Inc.	3.875%	6/15/13	1,325	1,369
Pitney Bowes Inc.	4.875%	8/15/14	100	107
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,799
Pitney Bowes Inc.	5.750%	9/15/17	950	997

Pitney Bowes Inc.	5.250%	1/15/37	1,975	2,051
7 SAIC Inc.	4.450%	12/1/20	1,400	1,517
7 SAIC Inc.	5.950%	12/1/40	800	963
Science Applications International Corp.	5.500%	7/1/33	250	276
Symantec Corp.	2.750%	9/15/15	2,300	2,331
Symantec Corp.	4.200%	9/15/20	800	785
Texas Instruments Inc.	2.375%	5/16/16	1,675	1,722
Tyco Electronics Group SA	4.875%	1/15/21	4,500	4,764
Tyco Electronics Group SA	7.125%	10/1/37	4,575	5,995
Xerox Corp.	8.250%	5/15/14	7,550	8,610
Xerox Corp.	4.250%	2/15/15	3,575	3,789
Xerox Corp.	6.400%	3/15/16	1,525	1,690
Xerox Corp.	6.750%	2/1/17	1,100	1,264
Xerox Corp.	6.350%	5/15/18	3,250	3,678
Xerox Corp.	5.625%	12/15/19	1,165	1,262

Transportation (0.4%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	449	400
4 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	975	968
4 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	1,525	1,655
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,025	1,180
Burlington Northern Santa Fe LLC	5.750%	3/15/18	850	991
Burlington Northern Santa Fe LLC	3.600%	9/1/20	750	773
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	2,280
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,300	1,588
Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,850	4,508
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,800	1,917
Canadian National Railway Co.	4.400%	3/15/13	875	922
Canadian National Railway Co.	4.950%	1/15/14	125	136
Canadian National Railway Co.	5.800%	6/1/16	200	234
Canadian National Railway Co.	5.850%	11/15/17	350	415
Canadian National Railway Co.	5.550%	3/1/19	5,000	5,989
Canadian National Railway Co.	6.900%	7/15/28	100	136
Canadian National Railway Co.	6.250%	8/1/34	575	769
Canadian National Railway Co.	6.200%	6/1/36	1,375	1,774
Canadian Pacific Railway Co.	4.450%	3/15/23	2,375	2,557
Canadian Pacific Railway Co.	7.125%	10/15/31	200	258
Canadian Pacific Railway Co.	5.950%	5/15/37	325	388
Con-way Inc.	6.700%	5/1/34	2,475	2,438
4 Continental Airlines 1997-4 Class A Pass
Through Trust	6.900%	1/2/18	826	843
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	2,194	2,194
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	308	312
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	1,142	1,199
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	5,000	4,850
CSX Corp.	5.500%	8/1/13	1,900	2,041
CSX Corp.	6.250%	4/1/15	1,325	1,524
CSX Corp.	5.600%	5/1/17	450	516
CSX Corp.	7.900%	5/1/17	886	1,112
CSX Corp.	6.250%	3/15/18	4,875	5,903
CSX Corp.	7.375%	2/1/19	6,550	8,289

CSX Corp.	3.700%	10/30/20	8,470	8,763
CSX Corp.	6.000%	10/1/36	1,675	2,026
CSX Corp.	6.150%	5/1/37	900	1,096
CSX Corp.	6.220%	4/30/40	2,614	3,244
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	2,951	2,981
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	5,142	5,412
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	1,774	1,757
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,800	3,834
Norfolk Southern Corp.	5.257%	9/17/14	1,845	2,050
Norfolk Southern Corp.	5.750%	1/15/16	2,825	3,247
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,930
Norfolk Southern Corp.	5.750%	4/1/18	875	1,025
Norfolk Southern Corp.	5.900%	6/15/19	2,175	2,618
Norfolk Southern Corp.	5.590%	5/17/25	100	117
Norfolk Southern Corp.	7.800%	5/15/27	1,280	1,825
Norfolk Southern Corp.	5.640%	5/17/29	525	623
7 Norfolk Southern Corp.	4.837%	10/1/41	4,233	4,408
Norfolk Southern Corp.	6.000%	5/23/11	8,150	9,707
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,144
Ryder System Inc.	5.850%	3/1/14	600	656
Ryder System Inc.	3.150%	3/2/15	2,150	2,192
Ryder System Inc.	7.200%	9/1/15	1,250	1,471
Ryder System Inc.	3.600%	3/1/16	2,060	2,148
Ryder System Inc.	5.850%	11/1/16	6,075	6,987
Southwest Airlines Co.	5.250%	10/1/14	100	107
Southwest Airlines Co.	5.750%	12/15/16	1,125	1,252
Southwest Airlines Co.	5.125%	3/1/17	250	266
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	773	808
4 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	1,521	1,654
Union Pacific Corp.	5.450%	1/31/13	1,325	1,397
Union Pacific Corp.	6.125%	2/15/20	350	424
Union Pacific Corp.	4.000%	2/1/21	4,325	4,581
7 Union Pacific Corp.	4.163%	7/15/22	4,740	5,061
Union Pacific Corp.	6.625%	2/1/29	400	518
Union Pacific Corp.	5.780%	7/15/40	900	1,080
Union Pacific Corp.	4.750%	9/15/41	2,025	2,080
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	428	524
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,827
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,651
United Parcel Service Inc.	5.125%	4/1/19	1,875	2,265
United Parcel Service Inc.	3.125%	1/15/21	9,015	9,435
United Parcel Service Inc.	6.200%	1/15/38	2,150	2,880
				4,655,861
Utilities (2.4%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	800	990
Alabama Power Co.	4.850%	12/15/12	4,975	5,208
Alabama Power Co.	6.125%	5/15/38	1,000	1,304
Alabama Power Co.	5.200%	6/1/41	800	933
Ameren Illinois Co.	6.125%	11/15/17	550	646
Ameren Illinois Co.	6.250%	4/1/18	1,275	1,480

Appalachian Power Co.	3.400%	5/24/15	1,300	1,379
Appalachian Power Co.	4.600%	3/30/21	6,500	7,075
Appalachian Power Co.	5.800%	10/1/35	250	290
Arizona Public Service Co.	5.800%	6/30/14	100	111
Arizona Public Service Co.	4.650%	5/15/15	400	432
Arizona Public Service Co.	5.500%	9/1/35	100	109
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,596
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	115
Baltimore Gas & Electric Co.	6.350%	10/1/36	200	255
Carolina Power & Light Co.	5.125%	9/15/13	1,825	1,975
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	4,275	4,559
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	100	109
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	1,350	1,517
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	132
CenterPoint Energy Inc.	6.500%	5/1/18	150	176
Cleco Power LLC	6.000%	12/1/40	1,600	1,910
Cleveland Electric Illuminating Co.	5.700%	4/1/17	4,203	4,601
Cleveland Electric Illuminating Co.	7.880%	11/1/17	425	536
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,299
Columbus Southern Power Co.	5.850%	10/1/35	1,750	2,023
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,458
Commonwealth Edison Co.	6.150%	9/15/17	15,207	17,793
Commonwealth Edison Co.	5.800%	3/15/18	1,075	1,260
Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,255
8 Commonwealth Edison Co.	5.875%	2/1/33	100	116
Commonwealth Edison Co.	5.900%	3/15/36	875	1,051
Commonwealth Edison Co.	6.450%	1/15/38	850	1,091
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,963
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	950	998
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	3,213	3,662
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,597
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	6,259
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	623
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	700	848
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,878	2,377
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	625	850
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	6,578
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	5,124
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	4,974
Constellation Energy Group Inc.	7.600%	4/1/32	700	853
Consumers Energy Co.	5.375%	4/15/13	1,250	1,329
Consumers Energy Co.	5.500%	8/15/16	800	918
Consumers Energy Co.	6.125%	3/15/19	125	151
Consumers Energy Co.	6.700%	9/15/19	1,225	1,533
Detroit Edison Co.	3.450%	10/1/20	3,415	3,520
Detroit Edison Co.	5.700%	10/1/37	425	531
Dominion Resources Inc.	5.150%	7/15/15	5,600	6,277
Dominion Resources Inc.	2.250%	9/1/15	2,782	2,814
Dominion Resources Inc.	6.000%	11/30/17	1,750	2,066
Dominion Resources Inc.	6.400%	6/15/18	300	362
Dominion Resources Inc.	5.200%	8/15/19	300	348
Dominion Resources Inc.	6.300%	3/15/33	350	428
Dominion Resources Inc.	5.250%	8/1/33	825	930
Dominion Resources Inc.	5.950%	6/15/35	2,375	2,803
Dominion Resources Inc.	4.900%	8/1/41	1,075	1,123
4 Dominion Resources Inc.	7.500%	6/30/66	950	975
DTE Energy Co.	6.375%	4/15/33	100	124
Duke Energy Carolinas LLC	5.750%	11/15/13	100	110

Duke Energy Carolinas LLC	5.100%	4/15/18	2,000	2,330
Duke Energy Carolinas LLC	4.300%	6/15/20	2,500	2,790
Duke Energy Carolinas LLC	6.000%	12/1/28	2,994	3,656
Duke Energy Carolinas LLC	6.450%	10/15/32	825	1,077
Duke Energy Carolinas LLC	6.100%	6/1/37	2,225	2,810
Duke Energy Carolinas LLC	6.000%	1/15/38	200	260
Duke Energy Carolinas LLC	6.050%	4/15/38	775	1,013
Duke Energy Corp.	3.950%	9/15/14	4,350	4,637
Duke Energy Corp.	3.350%	4/1/15	4,650	4,863
Duke Energy Corp.	5.050%	9/15/19	3,775	4,246
Duke Energy Indiana Inc.	5.000%	9/15/13	275	295
Duke Energy Indiana Inc.	6.050%	6/15/16	1,600	1,821
Duke Energy Indiana Inc.	3.750%	7/15/20	2,500	2,662
Duke Energy Indiana Inc.	6.120%	10/15/35	325	395
Duke Energy Indiana Inc.	6.350%	8/15/38	2,675	3,563
Duke Energy Ohio Inc.	2.100%	6/15/13	675	688
El Paso Electric Co.	6.000%	5/15/35	600	693
Empresa Nacional de Electricidad SA	8.350%	8/1/13	625	684
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,412
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	675	682
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,670	1,917
Entergy Louisiana LLC	5.400%	11/1/24	450	518
Exelon Corp.	4.900%	6/15/15	1,400	1,521
Exelon Corp.	5.625%	6/15/35	200	216
Exelon Generation Co. LLC	4.000%	10/1/20	6,800	6,791
Exelon Generation Co. LLC	5.750%	10/1/41	1,575	1,690
FirstEnergy Corp.	7.375%	11/15/31	7,830	9,622
FirstEnergy Solutions Corp.	4.800%	2/15/15	3,500	3,707
Florida Power & Light Co.	4.850%	2/1/13	625	657
Florida Power & Light Co.	5.550%	11/1/17	2,675	3,201
Florida Power & Light Co.	5.950%	10/1/33	225	288
Florida Power & Light Co.	5.625%	4/1/34	2,160	2,666
Florida Power & Light Co.	4.950%	6/1/35	250	285
Florida Power & Light Co.	5.400%	9/1/35	425	514
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,404
Florida Power & Light Co.	5.650%	2/1/37	725	907
Florida Power & Light Co.	5.850%	5/1/37	675	867
Florida Power & Light Co.	5.950%	2/1/38	3,100	4,047
Florida Power & Light Co.	5.960%	4/1/39	6,100	8,019
Florida Power & Light Co.	5.690%	3/1/40	425	542
Florida Power & Light Co.	5.250%	2/1/41	500	602
Florida Power Corp.	4.800%	3/1/13	3,075	3,238
Florida Power Corp.	5.650%	6/15/18	1,175	1,417
Florida Power Corp.	6.350%	9/15/37	1,375	1,834
Florida Power Corp.	6.400%	6/15/38	11,900	15,657
Florida Power Corp.	5.650%	4/1/40	3,500	4,317
Georgia Power Co.	3.000%	4/15/16	6,625	6,959
Georgia Power Co.	5.700%	6/1/17	2,525	2,962
Georgia Power Co.	5.650%	3/1/37	100	123
Georgia Power Co.	5.400%	6/1/40	1,575	1,858
Great Plains Energy Inc.	2.750%	8/15/13	1,475	1,499
Iberdrola International BV	6.750%	7/15/36	4,285	4,426
Indiana Michigan Power Co.	7.000%	3/15/19	550	680
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	3,412
4 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,536
Interstate Power & Light Co.	6.250%	7/15/39	925	1,210
Jersey Central Power & Light Co.	5.625%	5/1/16	2,525	2,890
Jersey Central Power & Light Co.	5.650%	6/1/17	775	893

Kansas City Power & Light Co.	6.050%	11/15/35	525	577
Kansas City Power & Light Co.	5.300%	10/1/41	2,250	2,297
4 Kansas Gas & Electric	5.647%	3/29/21	83	87
Kentucky Utilities Co.	1.625%	11/1/15	1,125	1,122
Kentucky Utilities Co.	3.250%	11/1/20	1,250	1,290
Kentucky Utilities Co.	5.125%	11/1/40	3,575	4,240
LG&E and KU Energy LLC	2.125%	11/15/15	1,350	1,323
LG&E and KU Energy LLC	3.750%	11/15/20	1,600	1,581
Louisville Gas & Electric Co.	1.625%	11/15/15	4,875	4,890
Louisville Gas & Electric Co.	5.125%	11/15/40	825	979
Metropolitan Edison Co.	7.700%	1/15/19	1,348	1,708
MidAmerican Energy Co.	5.125%	1/15/13	1,700	1,793
MidAmerican Energy Co.	5.950%	7/15/17	900	1,062
MidAmerican Energy Co.	5.300%	3/15/18	100	117
MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,527
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,901
Midamerican Energy Holdings Co.	5.875%	10/1/12	2,075	2,180
Midamerican Energy Holdings Co.	5.000%	2/15/14	425	459
Midamerican Energy Holdings Co.	5.750%	4/1/18	1,275	1,472
Midamerican Energy Holdings Co.	8.480%	9/15/28	100	139
Midamerican Energy Holdings Co.	6.125%	4/1/36	9,725	11,677
Midamerican Energy Holdings Co.	5.950%	5/15/37	4,369	5,118
Midamerican Energy Holdings Co.	6.500%	9/15/37	7,700	9,655
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	1,725	1,864
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	3,375	3,674
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	2,950	3,095
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	175	202
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,525	1,767
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	3,500	5,035
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	975	1,365
Nevada Power Co.	6.500%	5/15/18	1,290	1,550
Nevada Power Co.	6.500%	8/1/18	7,270	8,776
Nevada Power Co.	7.125%	3/15/19	4,150	5,204
Nevada Power Co.	6.750%	7/1/37	325	446
Nevada Power Co.	5.375%	9/15/40	400	468
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	3,725	3,967
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	2,375	2,426
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	350	355
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	2,000	2,400
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,613	4,209
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,075	1,992
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,503	1,460
Northern States Power Co.	1.950%	8/15/15	425	434
Northern States Power Co.	5.250%	3/1/18	625	744
Northern States Power Co.	5.250%	7/15/35	100	119
Northern States Power Co.	6.250%	6/1/36	525	707
Northern States Power Co.	6.200%	7/1/37	1,475	1,984
Northern States Power Co.	5.350%	11/1/39	1,325	1,617
NSTAR	4.500%	11/15/19	7,777	8,519
NSTAR Electric Co.	4.875%	4/15/14	625	680
NSTAR Electric Co.	5.625%	11/15/17	2,060	2,444

NSTAR Electric Co.	5.500%	3/15/40	1,250	1,535
Oglethorpe Power Corp.	5.950%	11/1/39	600	734
Oglethorpe Power Corp.	5.375%	11/1/40	2,300	2,612
Ohio Edison Co.	6.400%	7/15/16	1,275	1,490
Ohio Power Co.	5.750%	9/1/13	2,025	2,173
Ohio Power Co.	6.000%	6/1/16	1,050	1,209
Ohio Power Co.	5.375%	10/1/21	3,000	3,367
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,509
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,800	5,171
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,460
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,700	3,269
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,900	3,672
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,336
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	205
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,589
Pacific Gas & Electric Co.	4.800%	3/1/14	4,375	4,731
Pacific Gas & Electric Co.	5.625%	11/30/17	4,375	5,100
Pacific Gas & Electric Co.	8.250%	10/15/18	4,105	5,484
Pacific Gas & Electric Co.	3.500%	10/1/20	3,000	3,071
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,705
Pacific Gas & Electric Co.	6.050%	3/1/34	10,575	12,718
Pacific Gas & Electric Co.	5.800%	3/1/37	2,695	3,131
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	4,990
Pacific Gas & Electric Co.	6.250%	3/1/39	1,325	1,639
Pacific Gas & Electric Co.	5.400%	1/15/40	1,500	1,681
PacifiCorp	7.700%	11/15/31	1,185	1,742
PacifiCorp	5.250%	6/15/35	125	143
Peco Energy Co.	5.350%	3/1/18	575	684
Pennsylvania Electric Co.	6.050%	9/1/17	1,378	1,573
Pennsylvania Electric Co.	5.200%	4/1/20	2,250	2,519
Pennsylvania Electric Co.	6.150%	10/1/38	2,250	2,706
Potomac Electric Power Co.	6.500%	11/15/37	3,383	4,556
PPL Electric Utilities Corp.	6.250%	5/15/39	275	368
PPL Energy Supply LLC	6.300%	7/15/13	1,000	1,069
PPL Energy Supply LLC	5.400%	8/15/14	200	216
PPL Energy Supply LLC	6.200%	5/15/16	3,149	3,454
PPL Energy Supply LLC	6.500%	5/1/18	525	603
Progress Energy Inc.	6.050%	3/15/14	625	689
Progress Energy Inc.	7.750%	3/1/31	625	851
PSEG Power LLC	2.500%	4/15/13	2,100	2,130
PSEG Power LLC	5.000%	4/1/14	2,425	2,589
PSEG Power LLC	5.500%	12/1/15	3,125	3,462
PSEG Power LLC	5.125%	4/15/20	540	587
PSEG Power LLC	4.150%	9/15/21	1,100	1,106
PSEG Power LLC	8.625%	4/15/31	975	1,369
Public Service Co. of Colorado	7.875%	10/1/12	3,150	3,362
Public Service Co. of Colorado	5.500%	4/1/14	175	193
Public Service Co. of Colorado	5.800%	8/1/18	425	513
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,640
Public Service Co. of Colorado	3.200%	11/15/20	5,900	6,057
Public Service Co. of Colorado	6.250%	9/1/37	475	643
Public Service Co. of Oklahoma	5.150%	12/1/19	650	720
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	2,015
Public Service Electric & Gas Co.	3.500%	8/15/20	625	654
Public Service Electric & Gas Co.	5.800%	5/1/37	3,275	4,120
Public Service Electric & Gas Co.	5.500%	3/1/40	2,725	3,319
Puget Sound Energy Inc.	5.483%	6/1/35	1,350	1,546
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	1,937

Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,683
Puget Sound Energy Inc.	5.795%	3/15/40	660	799
Puget Sound Energy Inc.	5.764%	7/15/40	600	724
San Diego Gas & Electric Co.	5.300%	11/15/15	650	753
San Diego Gas & Electric Co.	5.350%	5/15/35	250	300
SCANA Corp.	6.250%	4/1/20	4,455	5,133
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,667
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,963
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,275	2,867
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,318
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	1,977
Southern California Edison Co.	5.000%	1/15/14	2,725	2,963
Southern California Edison Co.	5.750%	3/15/14	700	779
Southern California Edison Co.	4.650%	4/1/15	425	469
Southern California Edison Co.	5.000%	1/15/16	1,025	1,166
Southern California Edison Co.	3.875%	6/1/21	2,000	2,167
Southern California Edison Co.	6.650%	4/1/29	150	199
Southern California Edison Co.	6.000%	1/15/34	1,000	1,300
Southern California Edison Co.	5.750%	4/1/35	325	413
Southern California Edison Co.	5.350%	7/15/35	1,275	1,546
Southern California Edison Co.	5.550%	1/15/36	500	623
Southern California Edison Co.	5.625%	2/1/36	1,875	2,359
Southern California Edison Co.	5.950%	2/1/38	2,800	3,705
Southern California Edison Co.	4.500%	9/1/40	7,012	7,658
Southern Co.	2.375%	9/15/15	2,850	2,903
Southern Power Co.	4.875%	7/15/15	2,125	2,325
Southern Power Co.	5.150%	9/15/41	2,350	2,449
Southwestern Electric Power Co.	5.550%	1/15/17	100	111
Southwestern Electric Power Co.	6.450%	1/15/19	950	1,121
Tampa Electric Co.	6.100%	5/15/18	475	574
Tampa Electric Co.	6.550%	5/15/36	1,075	1,404
TECO Finance Inc.	4.000%	3/15/16	1,100	1,180
TECO Finance Inc.	5.150%	3/15/20	6,000	6,738
Toledo Edison Co.	6.150%	5/15/37	275	326
TransAlta Corp.	4.750%	1/15/15	400	426
TransAlta Corp.	6.650%	5/15/18	425	496
UIL Holdings Corp.	4.625%	10/1/20	1,000	1,029
Union Electric Co.	5.100%	10/1/19	350	406
Union Electric Co.	8.450%	3/15/39	2,300	3,764
United Utilities plc	5.375%	2/1/19	4,400	4,721
Virginia Electric and Power Co.	5.100%	11/30/12	375	392
Virginia Electric and Power Co.	5.400%	1/15/16	5,250	6,035
Virginia Electric and Power Co.	3.450%	9/1/22	8,000	8,290
Virginia Electric and Power Co.	6.000%	1/15/36	1,575	1,995
Virginia Electric and Power Co.	8.875%	11/15/38	900	1,476
Wisconsin Electric Power Co.	6.000%	4/1/14	825	923
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	2,949
Wisconsin Electric Power Co.	5.625%	5/15/33	325	394
Wisconsin Electric Power Co.	5.700%	12/1/36	200	242
4 Wisconsin Energy Corp.	6.250%	5/15/67	5,325	5,318
Wisconsin Power & Light Co.	5.000%	7/15/19	475	553
Wisconsin Power & Light Co.	6.375%	8/15/37	1,400	1,855
Xcel Energy Inc.	5.613%	4/1/17	275	311
Xcel Energy Inc.	4.700%	5/15/20	6,800	7,591
Xcel Energy Inc.	6.500%	7/1/36	975	1,285

Natural Gas (0.8%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,798

AGL Capital Corp.	3.500%	9/15/21	650	639
AGL Capital Corp.	5.875%	3/15/41	1,200	1,385
Atmos Energy Corp.	4.950%	10/15/14	2,125	2,330
Atmos Energy Corp.	8.500%	3/15/19	450	608
Atmos Energy Corp.	5.500%	6/15/41	3,000	3,526
Boardwalk Pipelines LP	5.500%	2/1/17	925	1,026
British Transco Finance Inc.	6.625%	6/1/18	3,175	3,885
Buckeye Partners LP	6.050%	1/15/18	100	113
CenterPoint Energy Resources Corp.	6.150%	5/1/16	675	775
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,501	2,578
CenterPoint Energy Resources Corp.	6.625%	11/1/37	2,300	2,791
CenterPoint Energy Resources Corp.	5.850%	1/15/41	625	693
DCP Midstream LLC	8.125%	8/16/30	175	223
DCP Midstream Operating LP	3.250%	10/1/15	1,200	1,205
El Paso Natural Gas Co.	5.950%	4/15/17	9,775	11,003
Enbridge Energy Partners LP	6.500%	4/15/18	3,625	4,242
Enbridge Energy Partners LP	9.875%	3/1/19	4,475	5,973
Enbridge Energy Partners LP	5.200%	3/15/20	525	556
Enbridge Inc.	4.900%	3/1/15	800	878
Enbridge Inc.	5.600%	4/1/17	2,160	2,421
Energy Transfer Partners LP	8.500%	4/15/14	5,000	5,731
Energy Transfer Partners LP	5.950%	2/1/15	4,900	5,269
Energy Transfer Partners LP	6.125%	2/15/17	500	547
Energy Transfer Partners LP	9.000%	4/15/19	1,825	2,201
Energy Transfer Partners LP	6.625%	10/15/36	750	763
Energy Transfer Partners LP	7.500%	7/1/38	7,257	7,801
9 Enron Corp.	7.625%	9/10/04	400	—
9 Enron Corp.	6.625%	11/15/05	300	—
9 Enron Corp.	7.125%	5/15/07	1,800	—
9 Enron Corp.	6.875%	10/15/07	1,800	—
9 Enron Corp.	6.750%	8/1/09	1,300	—
Enterprise Products Operating LLC	5.650%	4/1/13	950	1,002
Enterprise Products Operating LLC	5.900%	4/15/13	625	662
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,578
Enterprise Products Operating LLC	5.600%	10/15/14	9,025	9,920
Enterprise Products Operating LLC	6.300%	9/15/17	5,850	6,775
Enterprise Products Operating LLC	6.650%	4/15/18	975	1,149
Enterprise Products Operating LLC	6.500%	1/31/19	750	879
Enterprise Products Operating LLC	5.200%	9/1/20	3,000	3,289
Enterprise Products Operating LLC	6.875%	3/1/33	5,398	6,415
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	3,926
Enterprise Products Operating LLC	5.950%	2/1/41	1,400	1,506
EQT Corp.	6.500%	4/1/18	3,175	3,594
EQT Corp.	8.125%	6/1/19	2,275	2,762
9 HNG Internorth	9.625%	3/15/06	1,000	—
KeySpan Corp.	8.000%	11/15/30	150	213
Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	6,212
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,250	3,540
Kinder Morgan Energy Partners LP	3.500%	3/1/16	3,200	3,302
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,300	3,746
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,300	2,698
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,000	5,385
Kinder Morgan Energy Partners LP	7.300%	8/15/33	350	408
Kinder Morgan Energy Partners LP	6.500%	2/1/37	700	739
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,600	5,068
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,275	5,719
Kinder Morgan Energy Partners LP	5.625%	9/1/41	500	492
Magellan Midstream Partners LP	5.650%	10/15/16	250	287

Magellan Midstream Partners LP	6.550%	7/15/19	1,750	2,097
Magellan Midstream Partners LP	4.250%	2/1/21	3,950	4,080
National Grid plc	6.300%	8/1/16	2,450	2,831
Nisource Finance Corp.	6.150%	3/1/13	100	106
Nisource Finance Corp.	5.400%	7/15/14	425	462
Nisource Finance Corp.	5.250%	9/15/17	650	706
Nisource Finance Corp.	6.800%	1/15/19	4,250	4,963
Nisource Finance Corp.	5.450%	9/15/20	1,400	1,507
Nisource Finance Corp.	6.125%	3/1/22	9,045	10,250
Nisource Finance Corp.	6.250%	12/15/40	2,350	2,575
NuStar Logistics LP	7.650%	4/15/18	1,700	2,047
Oneok Inc.	5.200%	6/15/15	1,000	1,095
Oneok Inc.	6.000%	6/15/35	3,715	4,005
ONEOK Partners LP	3.250%	2/1/16	4,050	4,110
ONEOK Partners LP	6.150%	10/1/16	3,550	4,032
ONEOK Partners LP	8.625%	3/1/19	2,500	3,219
ONEOK Partners LP	6.650%	10/1/36	4,775	5,565
ONEOK Partners LP	6.850%	10/15/37	2,575	3,081
ONEOK Partners LP	6.125%	2/1/41	2,650	2,918
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,900	3,355
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	325	390
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,000	2,237
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	160
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	5,300	5,546
Questar Corp.	2.750%	2/1/16	2,075	2,097
Sempra Energy	6.000%	2/1/13	200	212
Sempra Energy	9.800%	2/15/19	1,500	2,096
Sempra Energy	6.000%	10/15/39	2,075	2,518
Southern California Gas Co.	5.750%	11/15/35	400	516
7 Southern Natural Gas Co.	5.900%	4/1/17	1,950	2,231
Southern Natural Gas Co.	8.000%	3/1/32	2,299	2,988
7 Southern Natural Gas Co. / Southern Natural
Issuing Corp.	4.400%	6/15/21	1,725	1,744
Southern Union Co.	7.600%	2/1/24	8,050	9,558
Southern Union Co.	8.250%	11/15/29	700	829
Spectra Energy Capital LLC	6.250%	2/15/13	325	344
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,347
Spectra Energy Capital LLC	5.668%	8/15/14	100	110
Spectra Energy Capital LLC	6.750%	2/15/32	725	832
Tennessee Gas Pipeline Co.	7.500%	4/1/17	720	865
Texas Eastern Transmission LP	7.000%	7/15/32	100	128
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,371
TransCanada PipeLines Ltd.	4.000%	6/15/13	1,800	1,883
TransCanada PipeLines Ltd.	3.400%	6/1/15	4,000	4,242
TransCanada PipeLines Ltd.	6.500%	8/15/18	8,865	10,964
TransCanada PipeLines Ltd.	7.125%	1/15/19	1,675	2,130
TransCanada PipeLines Ltd.	3.800%	10/1/20	5,550	5,827
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,642
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	3,261
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,425	1,761
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	408
TransCanada PipeLines Ltd.	7.625%	1/15/39	100	138
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,100	4,078
Williams Partners LP	3.800%	2/15/15	1,200	1,252
Williams Partners LP	5.250%	3/15/20	6,700	7,217

Williams Partners LP	6.300%	4/15/40	8,150	9,106
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	7,000	8,166

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	2,425	2,856
American Water Capital Corp.	6.593%	10/15/37	1,875	2,251
Veolia Environnement SA	6.000%	6/1/18	6,000	6,767
				1,010,125
Total Corporate Bonds (Cost $8,040,984)				8,725,422
Sovereign Bonds (U.S. Dollar-Denominated) (4.7%)
African Development Bank	1.000%	11/23/11	2,100	2,101
African Development Bank	1.750%	10/1/12	1,150	1,158
African Development Bank	1.625%	2/11/13	2,800	2,848
African Development Bank	3.000%	5/27/14	7,175	7,652
African Development Bank	1.250%	9/2/16	3,100	3,108
Asian Development Bank	1.625%	7/15/13	6,625	6,770
Asian Development Bank	3.625%	9/5/13	7,400	7,835
Asian Development Bank	2.750%	5/21/14	8,875	9,392
Asian Development Bank	0.875%	6/10/14	500	504
Asian Development Bank	4.250%	10/20/14	3,550	3,929
Asian Development Bank	2.625%	2/9/15	17,325	18,327
Asian Development Bank	2.500%	3/15/16	11,150	11,883
Asian Development Bank	5.500%	6/27/16	5,450	6,545
Asian Development Bank	5.250%	6/12/17	100	121
Asian Development Bank	5.593%	7/16/18	1,700	2,085
Brazilian Government International Bond	10.250%	6/17/13	800	916
Brazilian Government International Bond	10.500%	7/14/14	1,275	1,572
Brazilian Government International Bond	7.875%	3/7/15	4,875	5,733
Brazilian Government International Bond	6.000%	1/17/17	9,975	11,327
4 Brazilian Government International Bond	8.000%	1/15/18	7,204	8,501
Brazilian Government International Bond	5.875%	1/15/19	31,050	35,599
Brazilian Government International Bond	8.875%	10/14/19	3,600	4,878
Brazilian Government International Bond	4.875%	1/22/21	1,025	1,093
Brazilian Government International Bond	8.875%	4/15/24	1,525	2,173
Brazilian Government International Bond	8.750%	2/4/25	4,200	5,901
Brazilian Government International Bond	10.125%	5/15/27	4,200	6,573
Brazilian Government International Bond	7.125%	1/20/37	11,425	14,587
Brazilian Government International Bond	11.000%	8/17/40	4,350	5,727
Brazilian Government International Bond	5.625%	1/7/41	15,675	16,851
Chile Government International Bond	5.500%	1/15/13	1,000	1,053
Chile Government International Bond	3.875%	8/5/20	6,850	7,157
China Development Bank Corp.	4.750%	10/8/14	2,625	2,805
China Development Bank Corp.	5.000%	10/15/15	525	569
China Government International Bond	4.750%	10/29/13	1,800	1,924
Colombia Government International Bond	10.750%	1/15/13	1,050	1,163
Colombia Government International Bond	8.250%	12/22/14	2,000	2,340
Colombia Government International Bond	7.375%	1/27/17	4,900	5,856
Colombia Government International Bond	7.375%	3/18/19	5,550	6,813
Colombia Government International Bond	11.750%	2/25/20	1,050	1,596
Colombia Government International Bond	4.375%	7/12/21	8,025	8,145
Colombia Government International Bond	8.125%	5/21/24	2,800	3,682
Colombia Government International Bond	7.375%	9/18/37	4,500	5,805
Colombia Government International Bond	6.125%	1/18/41	3,000	3,394
Corp. Andina de Fomento	5.200%	5/21/13	725	764
Corp. Andina de Fomento	5.125%	5/5/15	5,200	5,603
Corp. Andina de Fomento	3.750%	1/15/16	6,750	6,832

Corp. Andina de Fomento	5.750%	1/12/17	4,700	5,132
Corp. Andina de Fomento	8.125%	6/4/19	1,775	2,176
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,328
Council Of Europe Development Bank	2.625%	2/16/16	3,650	3,878
[10] Development Bank of Japan	4.250%	6/9/15	5,225	5,775
Ecopetrol SA	7.625%	7/23/19	1,000	1,172
Eksportfinans ASA	1.875%	4/2/13	550	561
Eksportfinans ASA	3.000%	11/17/14	1,675	1,765
Eksportfinans ASA	2.000%	9/15/15	10,225	10,431
Eksportfinans ASA	2.375%	5/25/16	2,350	2,446
Eksportfinans ASA	5.500%	5/25/16	2,700	3,178
Eksportfinans ASA	5.500%	6/26/17	4,175	4,928
European Bank for Reconstruction &
Development	2.750%	4/20/15	7,700	8,169
European Bank for Reconstruction &
Development	1.625%	9/3/15	1,800	1,820
European Bank for Reconstruction &
Development	2.500%	3/15/16	5,975	6,354
European Investment Bank	1.625%	3/15/13	7,800	7,925
European Investment Bank	2.875%	3/15/13	2,825	2,915
European Investment Bank	3.250%	5/15/13	6,900	7,178
European Investment Bank	1.875%	6/17/13	6,500	6,637
European Investment Bank	4.250%	7/15/13	11,900	12,672
European Investment Bank	1.250%	9/17/13	12,275	12,440
European Investment Bank	1.250%	2/14/14	12,500	12,652
European Investment Bank	2.375%	3/14/14	7,400	7,697
European Investment Bank	1.500%	5/15/14	13,575	13,832
European Investment Bank	4.625%	5/15/14	11,075	12,175
European Investment Bank	3.125%	6/4/14	13,450	14,289
European Investment Bank	1.125%	8/15/14	12,900	13,020
European Investment Bank	2.875%	1/15/15	7,875	8,407
European Investment Bank	2.750%	3/23/15	10,325	10,988
European Investment Bank	1.625%	9/1/15	13,650	13,984
European Investment Bank	1.375%	10/20/15	1,600	1,625
European Investment Bank	4.875%	2/16/16	9,500	10,965
European Investment Bank	2.250%	3/15/16	18,400	19,205
European Investment Bank	2.500%	5/16/16	15,700	16,588
European Investment Bank	2.125%	7/15/16	6,000	6,247
European Investment Bank	5.125%	9/13/16	14,700	17,416
European Investment Bank	1.250%	10/14/16	4,600	4,580
European Investment Bank	4.875%	1/17/17	6,325	7,428
European Investment Bank	5.125%	5/30/17	9,150	10,868
European Investment Bank	2.875%	9/15/20	12,900	13,543
European Investment Bank	4.000%	2/16/21	8,575	9,830
European Investment Bank	4.875%	2/15/36	100	120
Export Development Canada	2.375%	3/19/12	3,825	3,849
Export Development Canada	3.500%	5/16/13	4,650	4,861
Export Development Canada	3.125%	4/24/14	15,175	16,148
Export Development Canada	2.250%	5/28/15	1,550	1,634
Export-Import Bank of Korea	5.500%	10/17/12	3,025	3,131
Export-Import Bank of Korea	8.125%	1/21/14	11,800	13,201
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,861
Export-Import Bank of Korea	5.125%	3/16/15	3,275	3,426
Export-Import Bank of Korea	4.125%	9/9/15	3,950	4,013
Export-Import Bank of Korea	3.750%	10/20/16	4,800	4,678
Export-Import Bank of Korea	4.000%	1/29/21	2,500	2,332
Financement-Quebec	5.000%	10/25/12	1,275	1,333
Finland Government International Bond	6.950%	2/15/26	1,000	1,450

Hungary Government International Bond	4.750%	2/3/15	1,050	1,024
Hungary Government International Bond	6.250%	1/29/20	8,400	8,075
Hungary Government International Bond	6.375%	3/29/21	6,775	6,538
Hungary Government International Bond	7.625%	3/29/41	575	558
Hydro Quebec	8.000%	2/1/13	2,750	3,002
Hydro Quebec	7.500%	4/1/16	3,650	4,591
Hydro Quebec	2.000%	6/30/16	7,950	8,118
Hydro Quebec	8.400%	1/15/22	2,450	3,638
Hydro Quebec	8.050%	7/7/24	1,350	2,039
Hydro Quebec	8.500%	12/1/29	100	167
Inter-American Development Bank	4.750%	10/19/12	3,975	4,156
Inter-American Development Bank	3.500%	3/15/13	2,625	2,743
Inter-American Development Bank	3.000%	4/22/14	19,725	20,922
Inter-American Development Bank	2.250%	7/15/15	9,625	10,108
Inter-American Development Bank	4.250%	9/14/15	3,450	3,882
Inter-American Development Bank	5.125%	9/13/16	100	118
Inter-American Development Bank	2.375%	8/15/17	5,100	5,354
Inter-American Development Bank	1.750%	8/24/18	3,850	3,866
Inter-American Development Bank	3.875%	9/17/19	16,750	19,193
Inter-American Development Bank	3.875%	2/14/20	2,300	2,666
Inter-American Development Bank	7.000%	6/15/25	1,125	1,618
International Bank for Reconstruction &
Development	1.750%	7/15/13	8,200	8,388
International Bank for Reconstruction &
Development	3.500%	10/8/13	7,410	7,840
International Bank for Reconstruction &
Development	1.125%	8/25/14	10,275	10,445
International Bank for Reconstruction &
Development	2.375%	5/26/15	16,675	17,618
International Bank for Reconstruction &
Development	2.125%	3/15/16	20,450	21,422
International Bank for Reconstruction &
Development	5.000%	4/1/16	9,475	11,069
International Bank for Reconstruction &
Development	1.000%	9/15/16	1,200	1,194
International Bank for Reconstruction &
Development	7.625%	1/19/23	950	1,414
International Bank for Reconstruction &
Development	8.875%	3/1/26	450	753
International Finance Corp.	3.500%	5/15/13	2,350	2,462
International Finance Corp.	3.000%	4/22/14	11,675	12,301
International Finance Corp.	2.750%	4/20/15	3,250	3,467
International Finance Corp.	2.250%	4/11/16	5,000	5,263
International Finance Corp.	2.125%	11/17/17	10,175	10,422
Israel Government International Bond	4.625%	6/15/13	750	781
Israel Government International Bond	5.125%	3/1/14	200	214
Israel Government International Bond	5.500%	11/9/16	2,800	3,170
Israel Government International Bond	5.125%	3/26/19	5,350	5,865
[10] Japan Bank for International Cooperation	4.375%	11/26/12	1,950	2,034
[10] Japan Bank for International Cooperation	4.250%	6/18/13	4,800	5,090
[10] Japan Finance Corp.	2.125%	11/5/12	8,000	8,128
[10] Japan Finance Corp.	2.875%	2/2/15	6,300	6,661
[10] Japan Finance Corp.	2.500%	1/21/16	5,600	5,864
[10] Japan Finance Corp.	2.500%	5/18/16	6,000	6,285
[10] Japan Finance Corp.	2.250%	7/13/16	5,000	5,178
[10] Japan Finance Organization for Municipalities	4.625%	4/21/15	2,675	2,998
[10] Japan Finance Organization for Municipalities	5.000%	5/16/17	1,100	1,291
[10] Japan Finance Organization for Municipalities	4.000%	1/13/21	5,625	6,341

Korea Development Bank	5.300%	1/17/13	1,200	1,246
Korea Development Bank	5.750%	9/10/13	3,300	3,504
Korea Development Bank	8.000%	1/23/14	3,150	3,516
Korea Development Bank	4.375%	8/10/15	11,800	12,059
Korea Development Bank	4.000%	9/9/16	2,500	2,507
Korea Electric Power Corp.	7.750%	4/1/13	2,200	2,369
Korea Finance Corp.	3.250%	9/20/16	4,000	3,840
[11] Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	12,900	13,138
[11] Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	19,600	20,385
[11] Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	4,000	4,195
[11] Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	18,400	18,700
[11] Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	7,500	8,014
[11] Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	12,700	12,924
[11] Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	300	321
[11] Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	275	281
[11] Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	632
[11] Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	10,250	10,862
[11] Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	11,875	12,623
[11] Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	15,400	15,470
[11] Kreditanstalt fuer Wiederaufbau	2.625%	2/16/16	3,450	3,667
[11] Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	14,000	16,380
[11] Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	19,000	19,700
[11] Kreditanstalt fuer Wiederaufbau	1.250%	10/5/16	4,800	4,785
[11] Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	18,850	21,782
[11] Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	6,425	7,525
[11] Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	19,300	23,541
[11] Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	5,500	6,313
[11] Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	24,000	25,051
[11] Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	7,000	3,119
[11] Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	5,450	2,305
[11] Landwirtschaftliche Rentenbank	3.250%	3/15/13	7,000	7,273
[11] Landwirtschaftliche Rentenbank	4.125%	7/15/13	3,000	3,197
[11] Landwirtschaftliche Rentenbank	3.125%	7/15/15	6,605	7,090
[11] Landwirtschaftliche Rentenbank	4.875%	11/16/15	10,650	12,247
[11] Landwirtschaftliche Rentenbank	2.500%	2/15/16	5,450	5,747
[11] Landwirtschaftliche Rentenbank	2.125%	7/15/16	175	181
[11] Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,000	2,366
[11] Landwirtschaftliche Rentenbank	1.875%	9/17/18	5,600	5,564
Mexico Government International Bond	6.375%	1/16/13	4,525	4,792
Mexico Government International Bond	5.875%	2/17/14	8,025	8,659
Mexico Government International Bond	6.625%	3/3/15	2,975	3,354
Mexico Government International Bond	11.375%	9/15/16	1,325	1,858
Mexico Government International Bond	5.625%	1/15/17	22,675	25,266
Mexico Government International Bond	5.950%	3/19/19	7,775	8,813
Mexico Government International Bond	5.125%	1/15/20	24,100	26,234
Mexico Government International Bond	8.300%	8/15/31	3,125	4,422
Mexico Government International Bond	6.750%	9/27/34	11,800	14,512
Mexico Government International Bond	6.050%	1/11/40	12,150	13,699
Mexico Government International Bond	5.750%	10/12/10	1,150	1,122
Nordic Investment Bank	1.625%	1/28/13	5,300	5,386
Nordic Investment Bank	2.625%	10/6/14	4,000	4,217
Nordic Investment Bank	2.500%	7/15/15	3,275	3,471
Nordic Investment Bank	2.250%	3/15/16	4,250	4,472
Nordic Investment Bank	5.000%	2/1/17	1,150	1,359
North American Development Bank	4.375%	2/11/20	975	1,101
[12] Oesterreichische Kontrollbank AG	4.750%	11/8/11	725	728
[12] Oesterreichische Kontrollbank AG	4.750%	10/16/12	2,025	2,118
[12] Oesterreichische Kontrollbank AG	1.750%	3/11/13	6,900	7,027

[12] Oesterreichische Kontrollbank AG		1.375%	1/21/14	7,775	7,915
[12] Oesterreichische Kontrollbank AG		4.500%	3/9/15	2,600	2,895
[12] Oesterreichische Kontrollbank AG		2.000%	6/3/16	2,500	2,574
[12] Oesterreichische Kontrollbank AG		5.000%	4/25/17	4,025	4,742
	Ontario Electricity Financial Corp.	7.450%	3/31/13	1,450	1,591
	Panama Government International Bond	7.250%	3/15/15	4,000	4,564
	Panama Government International Bond	5.200%	1/30/20	9,275	10,103
	Panama Government International Bond	7.125%	1/29/26	6,500	8,141
4	Panama Government International Bond	6.700%	1/26/36	5,300	6,394
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,850
	Pemex Project Funding Master Trust	5.750%	3/1/18	11,125	12,019
	Pemex Project Funding Master Trust	6.625%	6/15/35	9,100	9,869
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,175
	Peruvian Government International Bond	7.125%	3/30/19	12,350	14,882
	Peruvian Government International Bond	7.350%	7/21/25	1,525	1,891
	Peruvian Government International Bond	8.750%	11/21/33	12,092	17,072
4	Peruvian Government International Bond	6.550%	3/14/37	5,200	5,980
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	4,100	4,080
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	8,850	9,723
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	6,775	7,029
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	2,300	2,720
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	9,575	11,011
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	9,100	9,348
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	5,200	5,181
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	4,525	4,766
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	1,650	1,755
	Petroleos Mexicanos	4.875%	3/15/15	4,875	5,120
	Petroleos Mexicanos	8.000%	5/3/19	1,675	2,045
	Petroleos Mexicanos	6.000%	3/5/20	4,150	4,537
	Petroleos Mexicanos	5.500%	1/21/21	1,400	1,471
7	Petroleos Mexicanos	6.500%	6/2/41	1,800	1,898
	Poland Government International Bond	5.250%	1/15/14	800	842
	Poland Government International Bond	3.875%	7/16/15	13,100	13,231
	Poland Government International Bond	5.000%	10/19/15	750	788
	Poland Government International Bond	6.375%	7/15/19	15,275	16,745
	Poland Government International Bond	5.125%	4/21/21	1,850	1,841
	Province of British Columbia	2.850%	6/15/15	6,100	6,500
	Province of British Columbia	2.100%	5/18/16	12,100	12,541
	Province of Manitoba	1.375%	4/28/14	7,000	7,126
	Province of Manitoba	2.625%	7/15/15	1,475	1,550
	Province of Manitoba	4.900%	12/6/16	5,475	6,387
	Province of New Brunswick	2.750%	6/15/18	7,125	7,455
	Province of Nova Scotia	2.375%	7/21/15	2,800	2,906
	Province of Nova Scotia	5.125%	1/26/17	1,000	1,175
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,948
	Province of Ontario	1.875%	11/19/12	13,950	14,179
	Province of Ontario	1.375%	1/27/14	14,675	14,914
	Province of Ontario	4.100%	6/16/14	13,250	14,342
	Province of Ontario	2.950%	2/5/15	1,475	1,567
	Province of Ontario	2.700%	6/16/15	10,800	11,290
	Province of Ontario	1.875%	9/15/15	2,500	2,542
	Province of Ontario	4.750%	1/19/16	4,325	4,919
	Province of Ontario	5.450%	4/27/16	5,675	6,678
	Province of Ontario	2.300%	5/10/16	6,250	6,462
	Province of Ontario	1.600%	9/21/16	5,075	5,057
	Province of Ontario	3.150%	12/15/17	5,525	5,882
	Province of Ontario	3.000%	7/16/18	2,550	2,672
	Province of Ontario	4.000%	10/7/19	3,750	4,168

Province of Ontario	4.400%	4/14/20	9,200	10,492
Province of Saskatchewan	7.375%	7/15/13	425	476
Quebec	4.875%	5/5/14	275	303
Quebec	4.600%	5/26/15	2,250	2,526
Quebec	5.125%	11/14/16	7,275	8,546
Quebec	4.625%	5/14/18	7,000	8,068
Quebec	3.500%	7/29/20	5,000	5,350
Quebec	2.750%	8/25/21	4,475	4,472
Quebec	7.125%	2/9/24	325	462
Quebec	7.500%	9/15/29	6,875	10,599
Region of Lombardy Italy	5.804%	10/25/32	1,050	1,046
Republic of Italy	2.125%	10/5/12	9,750	9,592
Republic of Italy	4.375%	6/15/13	4,350	4,328
Republic of Italy	2.125%	9/16/13	13,075	12,519
Republic of Italy	4.500%	1/21/15	4,000	3,950
Republic of Italy	3.125%	1/26/15	10,575	9,888
Republic of Italy	4.750%	1/25/16	12,350	12,041
Republic of Italy	5.250%	9/20/16	13,275	13,142
Republic of Italy	6.875%	9/27/23	4,600	4,506
Republic of Italy	5.375%	6/15/33	5,650	5,085
Republic of Korea	4.250%	6/1/13	5,700	5,883
Republic of Korea	5.750%	4/16/14	3,175	3,427
Republic of Korea	4.875%	9/22/14	2,400	2,569
Republic of Korea	7.125%	4/16/19	3,175	3,848
Republic of Korea	5.625%	11/3/25	575	678
South Africa Government International Bond	6.875%	5/27/19	7,375	8,767
South Africa Government International Bond	5.500%	3/9/20	4,800	5,268
South Africa Government International Bond	5.875%	5/30/22	1,075	1,204
South Africa Government International Bond	6.250%	3/8/41	7,100	7,996
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,365
Svensk Exportkredit AB	1.750%	10/20/15	2,600	2,645
Svensk Exportkredit AB	2.125%	7/13/16	5,975	6,142
Svensk Exportkredit AB	5.125%	3/1/17	550	645
Total Sovereign Bonds (Cost $1,861,728)				1,965,685
Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	100	123
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	575	790
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	464
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	2,750	3,072
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,006
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	3,050	4,332
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	1,107
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,500	1,957
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,283	5,536
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	3,475	4,592

Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	650	783
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	525	596
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	150	181
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	1,250	1,424
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	2,250	2,402
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	750	836
California GO	5.250%	4/1/14	1,675	1,825
California GO	3.950%	11/1/15	2,550	2,723
California GO	5.750%	3/1/17	4,000	4,536
California GO	6.200%	3/1/19	1,100	1,257
California GO	6.200%	10/1/19	4,935	5,683
California GO	5.700%	11/1/21	4,655	5,168
California GO	7.500%	4/1/34	14,225	17,020
California GO	5.650%	4/1/39	1,225	1,301
California GO	7.300%	10/1/39	1,200	1,446
California GO	7.350%	11/1/39	8,200	9,938
California GO	7.625%	3/1/40	2,950	3,690
California GO	7.600%	11/1/40	2,900	3,624
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	682
Chicago IL Board of Education GO	6.319%	11/1/29	1,025	1,169
Chicago IL Board of Education GO	6.138%	12/1/39	400	443
Chicago IL GO	7.781%	1/1/35	825	1,058
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	2,675	3,275
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	400	451
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	600	725
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,650	1,908
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	2,475	2,950
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	600	798
Chicago IL Water Revenue	6.742%	11/1/40	900	1,179
Clark County NV Airport Revenue	6.881%	7/1/42	550	605
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	2,350	2,757
Connecticut GO	5.090%	10/1/30	800	853
Connecticut GO	5.850%	3/15/32	5,475	6,639
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	100	117
Cook County IL GO	6.229%	11/15/34	750	879
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,000	1,263
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	2,700	3,360

Dallas County TX Hospital District Revenue	5.621%	8/15/44	750	933
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	1,814
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,100	1,419
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,675	3,029
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,777
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	525	598
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	1,050	1,334
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	547
District of Columbia Income Tax Revenue	5.582%	12/1/35	650	811
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	975	1,069
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	4,400	5,467
Georgia GO	4.503%	11/1/25	2,300	2,599
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	3,050	3,312
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,250	2,389
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	1,275	1,329
Illinois GO	2.766%	1/1/12	4,800	4,825
Illinois GO	4.071%	1/1/14	4,800	4,943
Illinois GO	4.511%	3/1/15	3,350	3,498
Illinois GO	5.365%	3/1/17	3,000	3,167
Illinois GO	5.665%	3/1/18	5,000	5,327
Illinois GO	4.950%	6/1/23	5,125	5,126
Illinois GO	5.100%	6/1/33	13,500	12,401
Illinois GO	6.630%	2/1/35	1,050	1,111
Illinois GO	6.725%	4/1/35	3,250	3,451
Illinois GO	7.350%	7/1/35	4,200	4,784
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	460	539
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	709
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	3,700	4,714
[13] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	1,525	1,691
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	300	306
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	650	850
Los Angeles CA Community College District
GO	6.600%	8/1/42	1,950	2,577
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	850	993
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	2,400	2,829
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	600	654
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	4,800	6,191
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	677
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,500	1,691
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,600	5,211

	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	2,200	2,608
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	1,700	2,114
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	750	951
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes
	Medical Institute)	3.450%	9/1/14	1,450	1,547
	Maryland Health & Higher Educational
	Facilities Authority Revenue (Johns
	Hopkins University)	5.250%	7/1/19	2,275	2,697
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	700	867
	Massachusetts GO	4.200%	12/1/21	2,300	2,551
	Massachusetts GO	5.456%	12/1/39	3,025	3,701
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	1,950	2,421
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	597
	Massachusetts Water Pollution Abatement
	Trust	5.192%	8/1/40	1,050	1,236
	Metropolitan Government of Nashville &
	Davidson County TN GO	5.707%	7/1/34	1,000	1,184
	Metropolitan New York Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,950	5,589
	Metropolitan New York Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	491
	Metropolitan New York Transportation
	Authority Revenue (Transit Revenue)	6.548%	11/15/31	300	366
	Metropolitan New York Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	800	889
	Metropolitan New York Transportation
	Authority Revenue (Transit Revenue)	6.648%	11/15/39	1,750	2,161
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	525	610
	Metropolitan Water District of Southern
	California Water Revenue	6.947%	7/1/40	650	755
	Mississippi GO	5.245%	11/1/34	700	783
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	600	700
	New Hampshire Health & Educational
	Facilities Authority Revenue (Dartmouth
	College)	4.750%	6/1/19	275	316
[14] New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	3,175	3,910
	New Jersey Educational Facilities Authority
	Revenue (Princeton University)	5.700%	3/1/39	1,500	2,020
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	1,265	1,408
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	4,865	6,086
8	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	900	944
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,400	6,256
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,455
	New York City NY GO	6.646%	12/1/31	100	118
	New York City NY GO	6.246%	6/1/35	750	841
	New York City NY GO	5.968%	3/1/36	1,250	1,518

	New York City NY GO	5.985%	12/1/36	600	741
	New York City NY GO	5.517%	10/1/37	3,225	3,752
	New York City NY GO	6.271%	12/1/37	3,450	4,297
	New York City NY GO	5.846%	6/1/40	750	851
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	500	636
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,377
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,150	1,456
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	464
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	1,400	1,667
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	3,300	4,130
	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	2,500	3,332
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	750	883
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	3,300	3,935
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	1,000	1,190
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	2,600	3,027
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	1,250	1,418
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	900	1,097
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	750	851
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,175	2,593
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	650	794
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	1,250	1,596
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	1,575	1,799
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,000	1,098
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	650	897
	Oregon Department Transportation Highway
	Usertax Revenue	5.834%	11/15/34	1,050	1,306
	Oregon GO	5.762%	6/1/23	650	804
	Oregon GO	5.892%	6/1/27	975	1,147
8	Oregon School Boards Association GO	4.759%	6/30/28	700	694
[13] Oregon School Boards Association GO		5.528%	6/30/28	375	410
	Pennsylvania GO	4.650%	2/15/26	850	970
	Pennsylvania GO	5.350%	5/1/30	3,000	3,326
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	9/15/27	1,000	1,089
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	550	635
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	550	630

Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	850	1,035
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	4,700	5,501
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	2,000	2,051
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	1,750	1,837
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,400	1,811
Rutgers State University NJ Revenue	5.665%	5/1/40	725	871
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	750	818
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,500	1,901
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	1,175	1,424
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,875	2,326
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	750	947
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	1,600	1,893
San Francisco CA City & County Public Utility
Commission Water Revenue	6.950%	11/1/50	3,000	4,006
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,500	4,225
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	775	849
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	4,125	5,486
Texas GO	5.517%	4/1/39	1,000	1,256
Texas Transportation Commission Revenue	5.028%	4/1/26	750	898
Texas Transportation Commission Revenue	5.178%	4/1/30	800	919
Texas Transportation Commission Revenue	4.631%	4/1/33	2,300	2,570
Texas Transportation Commission Revenue	4.681%	4/1/40	1,075	1,203
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,600	1,918
University of California Regents Medical
Center Revenue	6.583%	5/15/49	975	1,172
University of California Revenue	0.887%	7/1/13	600	601
University of California Revenue	5.770%	5/15/43	5,200	6,025
University of California Revenue	5.946%	5/15/45	4,700	5,385
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	600	705
University of Southern California	5.250%	10/1/11	1,800	2,060
University of Virginia Revenue	6.200%	9/1/39	1,000	1,364
Utah GO	4.554%	7/1/24	1,000	1,173
Utah GO	3.539%	7/1/25	2,300	2,444
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	100	134
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	730	843
Washington GO	5.090%	8/1/33	3,825	4,308
Washington GO	5.481%	8/1/39	270	334
Washington GO	5.140%	8/1/40	1,475	1,705
[13] Wisconsin GO	4.800%	5/1/13	775	821
[13] Wisconsin GO	5.700%	5/1/26	1,800	2,083
Total Taxable Municipal Bonds (Cost $360,822)				423,699

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
[15] Vanguard Market Liquidity Fund
(Cost $1,043,970)	0.144%	1,043,970,090	1,043,970
Total Investments (101.8%) (Cost $40,002,844)			42,480,141
Other Assets and Liabilities-Net (-1.8%)			(749,960)
Net Assets (100%)			41,730,181

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the National Credit Union Administration.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2011.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $99,166,000, representing 0.2% of net assets.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Non-income-producing security--security in default.
10Guaranteed by the Government of Japan.
11Guaranteed by the Federal Republic of Germany.
12Guaranteed by the Republic of Austria.
13Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	29,180,837	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,140,528	—
Corporate Bonds	—	8,725,422	—
Sovereign Bonds	—	1,965,685	—
Taxable Municipal Bonds	—	423,699	—
Temporary Cash Investments	1,043,970	—	—
Total	1,043,970	41,436,171	—

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Corporate Bonds
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2010	8
Change in Unrealized Appreciation (Depreciation)	(8)
Balance as of September 30, 2011	—

C. At September 30, 2011, the cost of investment securities for tax purposes was $40,002,844,000. Net unrealized appreciation of investment securities for tax purposes was $2,477,297,000, consisting of unrealized gains of $2,543,345,000 on securities that had risen in value since their purchase and $66,048,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.